American Express(R) Variable  Portfolio  Funds

2001 ANNUAL REPORT

(picture of) American Express logo

Managed by IDS Life Insurance Company

References to "Fund" throughout this annual report refer to AXP(R) Variable Portfolio - Blue Chip Advantage Fund, AXP(R) Variable Portfolio - Bond Fund, AXP(R) Variable Portfolio - Capital Resource Fund, AXP(R) Variable Portfolio - Cash Management Fund, AXP(R) Variable Portfolio - Diversified Equity Income Fund, AXP(R) Variable Portfolio - Emerging Markets Fund, AXP(R) Variable Portfolio - Equity Select Fund, AXP(R) Variable Portfolio - Extra Income Fund, AXP(R) Variable Portfolio - Federal Income Fund, AXP(R) Variable Portfolio - Global Bond Fund, AXP(R) Variable Portfolio - Growth Fund, AXP(R) Variable Portfolio - International Fund, AXP(R) Variable Portfolio - Managed Fund, AXP(R) Variable Portfolio - New Dimensions Fund(R), AXP(R) Variable Portfolio - Partners Small Cap Value Fund, AXP(R) Variable Portfolio - S&P 500 Index Fund, AXP(R) Variable Portfolio - Small Cap Advantage Fund, AXP(R) Variable Portfolio
- Stock Fund, AXP(R) Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This annual report may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

The American Express(R) Variable Portfolio (AXP VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                          3

AXP VP - Blue Chip Advantage Fund                          4
From the Portfolio Manager                                 4
The 10 Largest Holdings                                    4
The Fund's Long-term Performance                           5

AXP VP - Bond Fund                                         6
From the Portfolio Manager                                 6
The 10 Largest Holdings                                    6
The Fund's Long-term Performance                           7

AXP VP - Capital Resource Fund                             8
From the Portfolio Manager                                 8
The 10 Largest Holdings                                    8
The Fund's Long-term Performance                           9

AXP VP - Cash Management Fund                             10
From the Portfolio Manager                                10

AXP VP - Diversified Equity Income Fund                   11
From the Portfolio Manager                                11
The 10 Largest Holdings                                   11
The Fund's Long-term Performance                          12

AXP VP - Emerging Markets Fund                            13
From the Portfolio Manager                                13
The 10 Largest Holdings                                   13
The Fund's Long-term Performance                          14

AXP VP - Equity Select Fund                               15
From the Portfolio Managers                               15
The 10 Largest Holdings                                   15

AXP VP - Extra Income Fund                                16
From the Portfolio Manager                                16
The 10 Largest Holdings                                   16
The Fund's Long-term Performance                          17

AXP VP - Federal Income Fund                              18
From the Portfolio Manager                                18
The Fund's Long-term Performance                          19

AXP VP - Global Bond Fund                                 20
From the Portfolio Manager                                20
The 10 Largest Holdings                                   20
The Fund's Long-term Performance                          21

AXP VP - Growth Fund                                      22
From the Portfolio Managers                               22
The 10 Largest Holdings                                   22
The Fund's Long-term Performance                          23

AXP VP - International Fund                               24
From the Portfolio Managers                               24
The 10 Largest Holdings                                   24
The Fund's Long-term Performance                          25

AXP VP - Managed Fund                                     26
From the Portfolio Managers                               26
The 10 Largest Holdings                                   26
The Fund's Long-term Performance                          27

AXP VP - New Dimensions Fund                              28
From the Portfolio Managers                               28
The 10 Largest Holdings                                   28
The Fund's Long-term Performance                          29

AXP VP - Partners Small Cap Value Fund                    30
From the Portfolio Managers                               30
The 10 Largest Holdings                                   30

AXP VP - S&P 500 Index Fund                               31
From the Portfolio Managers                               31
The 10 Largest Holdings                                   31
The Fund's Long-term Performance                          32

AXP VP - Small Cap Advantage Fund                         33
From the Portfolio Managers                               33
The 10 Largest Holdings                                   33
The Fund's Long-term Performance                          34

AXP VP - Stock Fund                                       35
From the Portfolio Manager                                35
The 10 Largest Holdings                                   35

AXP VP - Strategy Aggressive Fund                         36
From the Portfolio Manager                                36
The 10 Largest Holdings                                   36
The Fund's Long-term Performance                          37

Board Members and Officers                                38
Independent Auditors' Report                              40
Financial Statements                                      41
Notes to Financial Statements                             60
Investments in Securities                                 80

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2   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT
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(picture of) Arne H. Carlson

Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,



Arne H. Carlson

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3   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT
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(picture of) James M Johnson, Jr.

James M Johnson, Jr.
Portfolio manager

From the Portfolio Manager

AXP VP - Blue Chip Advantage Fund

The stock market lost considerable ground during the past 12 months, as a slowdown in economic growth and corporate profits weighed on share prices. The Fund experienced a similar result, as it lost 29.40% over the course of the fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The beginning of the market's slide coincided almost exactly with the start of the period and continued into late December, by which time the market, as measured by the Standard & Poor's 500 Composite Stock Price Index, was down more than 16%. The new year got off to a good start, though, as a surprise cut in short-term interest rates by the Federal Reserve spawned a sharp rally in January. But the upturn proved to be short-lived, as concerns about the economy and corporate profits soon resurfaced and sent stocks tumbling again in February and March. The market managed to gain back some ground in the spring, but disappointing economic data and dismal business outlooks for a number of prominent companies quickly reversed that trend, sending stocks back down during the summer.

Taking the brunt of the blow during the period were large-capitalization stocks, particularly those in the technology/telecommunications area. Such stocks comprised the largest portion of the Fund's portfolio (about one-third at the peak) and, therefore, had a major, overriding effect on its performance. Among those experiencing steep declines were Lucent, Motorola, JDS Uniphase, Nortel and Cisco Systems.

In an effort to stem the losses, I decreased the Fund's technology/telecommunications holdings as the period progressed and shifted more money into the health care area. The strategy paid off, as that sector provided strong gains in late 2000, with Alza, Pfizer, Medtronic and HCA Healthcare among the best performers.

Looking at other areas of investment, utilities and energy also provided good results during that time, thanks to gains by Duke Power, Enron, and AES. Safeway, in the food retailing area, and Tyco, in the industrial area, also were up substantially. As the period progressed, though, energy and utilities stocks went into a slump along with drug stocks, all of which penalized the Fund's performance during the spring and summer. Gains by media and entertainment stocks picked up some of the slack.

Although the new fiscal year has begun with the sobering events of September 11, I think we'll see gradual improvement in the economy. Still, it may take some time before we see that translated into better corporate profits and, thus, higher stock prices. Currently, that outlook leads me to emphasize areas that are less subject to the strength of the economy, such as food and health care stocks.

James M. Johnson, Jr., CFA

The 10 Largest Holdings

AXP VP - Blue Chip Advantage Fund

                                    Percent            Value
                              (of net assets)   (as of Aug. 31, 2001)
General Electric                      4.0%          $3,236,190
Microsoft                             3.1            2,527,315
Pfizer                                2.5            2,050,159
American Intl Group                   2.0            1,602,083
Citigroup                             1.9            1,524,069
AOL Time Warner                       1.7            1,378,214
Wal-Mart Stores                       1.7            1,350,205
SBC Communications                    1.7            1,342,462
Johnson & Johnson                     1.6            1,317,749
Verizon Communications                1.6            1,292,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 21.8% of net assets.

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4   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Blue Chip Advantage Fund

    Value of your $10,000 in AXP VP - Blue Chip Advantage Fund
(line chart)

$20,000


                  Lipper Large-Cap Core Index                           $8,418
                                                            AXP VP - Blue Chip
                                                                Advantage Fund
$10,000
                                S&P 500



10/1/99                         8/00                                        8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                                    1 year      Since inception*
                                                    -29.40%           -8.41%

* Inception date was Sept. 15, 1999.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Lipper Large-Cap Core Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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5   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Ray Goodner

Ray Goodner
Portfolio manager

From the Portfolio Manager

AXP VP - Bond Fund

The Fund enjoyed a productive fiscal year, as rising prices in most sectors of the bond market complemented the Fund's interest income. For th. 12 months -- September 2000 through August 2001 -- the Fund's total return, which includes price change and interest income, was 10.07%. (This figure does reflect expenses that apply to the subaccounts, contracts or policies.)

The bond market had the wind mostly at its back during the period, as interest rates fell across the maturity range. The most important factor was that investors became increasingly convinced that the economy was slowing down, which, they expected, would temper any upward pressure on inflation. Their reasoning proved correct, and soon became confirmed in early January by the first in a series of short-term interest-rate cuts by the Federal Reserve, or Fed. Longer-term rates actually began falling a month earlier as investors increased their bond-buying, which in turn drove up prices. (Falling rates boost bond prices.)

Bonds gave up some of their gains, though, over the spring and early summer, as investors began anticipating an end to the Fed's rate cuts and the beginning of an economic recovery. That led to an increase in selling, a rise in longer-term rates, and a drop in prices. However, the period did end on a positive note, as weak economic reports spawned a buying spurt during July and August.

Performing especially well over the 12 months were higher-grade corporate bonds, which enjoyed healthy price appreciation. The trend worked to the advantage of the Fund, as early in the period I increased the amount of "corporates" in the portfolio to about two-thirds. This included some high-yield, or "junk," bonds, which accounted for about 15% of the portfolio at the peak. Although the high-yield sector suffered from rising defaults during the last half of the period, the Fund was less affected by this trend because of its concentration on higher-quality issues within the high-yield market. Looking at the other major portfolio components, I reduced holdings among mortgage-backed and U.S. Treasury bonds. Both groups performed positively overall, though not as well as higher-grade corporates.

Looking ahead to the new fiscal year, I think inflation is likely to remain benign, the economy will shake off the effect of the events of September 11 and return to moderate growth, and the Fed will cease cutting rates by the end of 2001. In such an environment, I would expect to see relatively stable longer-term interest rates, which in turn would mean modest, in any, price appreciation for bonds. Therefore, I plan to maintain the emphasis on corporate bonds in order to maintain a healthy level of interest income in the Fund.

Ray Goodner

The 10 Largest Holdings

AXP VP - Bond Fund
                                  Percent          Value
                              (of net assets)(as of Aug. 31, 2001)
HCA
7.13% 2006                           1.2%        $19,889,999
Union Pacific
6.65% 2011                           1.0          16,761,866
United Mexican States
8.38% 2011                           0.9          15,290,700
Norfolk Southern
7.25% 2031                           0.9          15,210,450
Dominion Virginia Power
5.75% 2006                           0.9          15,127,454
BellSouth Capital Funding
7.88% 2030                           0.8          13,461,456
Bank of Singapore
7.88% 2009                           0.8          13,077,599
Enterprise Rent-A-Car USA Finance
8.00% 2011                           0.8          12,736,068
Goldman Sachs Group
6.88% 2011                           0.8          12,400,500
FleetBoston Financial
7.25% 2005                           0.8          12,287,175

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 8.9% of net assets.

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6   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Bond Fund

                  Value of your $10,000 in AXP VP - Bond Fund
(line chart)
$30,000

                                                                         $21,013
                                                              AXP VP - Bond Fund
$20,000      Lipper Corporate Debt - BBB rated Index

                                        Lehman Brothers Aggregate Bond Index

     $10,000

'91    '92    '93     '94     '95     '96     '97    '98     '99     '00     '01

Average Annual Total Returns (as of Aug. 31, 2001)

                   1 year        5 years      10 years
                   +10.07%       +6.11%        +7.71%

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt - BBB rated Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guaranteeof future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Corporate Debt - BBB rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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7   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Joe Barsky

Joe Barsky
Portfolio manager

From the Portfolio Manager

AXP VP - Capital Resource Fund

Buffeted by a storm of negative news regarding the economy and corporate profits, the stock market was driven into a major retreat during the past 12 months. The effect of the conditions on the Fund's performance was especially severe, as it lost 36.48% during the past fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The sell-off in the stock market began almost on cue with the start of the period. As concerns about the economy and corporate profits mounted, so did investors' selling. The result was that, aside from a brief rebound in January, the trend of the market was downhill for the first eight months of the fiscal year.

Some relief arrived in the spring, as a series of interest-rate cuts by the Federal Reserve bolstered investors' spirits and spawned a nice rally. But more bad news on the economic and profit fronts quickly re-emerged, sending the market back down during the summer.

Large-capitalization growth stocks, which formed the bulk of the Fund's portfolio, were under the greatest selling pressure during the period, as investors lost faith in the companies' abilities to generate enough profits to justify their historically high stock prices. This was particularly true among technology-related stocks, as many leading tech names in the portfolio, including Cisco Systems, Corning and EMC, experienced steep declines. To combat the trend, I trimmed the Fund's tech holdings, but the degree of the declines was simply too much to overcome.

Still, there were some bright spots. Consumer staple, industrial, and media stocks were generally good performers, with stocks such as Hershey, American Home Products, Illinois Tool Works and Chevron leading the way. Among other areas of investment, financial services, healthcare, utilities and energy-related stocks provided mixed results

As we begin the new fiscal year, the portfolio is more conservatively positioned than it was a year ago. For example, there is less technology, but more utilities, industrial and insurance stocks, and cash reserves are somewhat higher. Overall, there also is more emphasis on value stocks and less on growth stocks. These shifts are in keeping with my view that, despite the events of September 11, we will see gradual improvement in the economy and that, along the way, large companies able to produce steady profits will stand a good chance of experiencing higher stock prices.

Joe Barsky

The 10 Largest Holdings

AXP VP - Capital Resource Fund

                                  Percent           Value
                              (of net assets)(as of Aug. 31, 2001)
Citigroup                             4.2%       $137,250,000
General Electric                      3.8         122,940,000
Microsoft                             3.2         105,542,500
Pfizer                                2.9          95,774,999
Tyco Intl                             2.9          93,510,000
American Intl Group                   2.6          86,020,000
Exxon Mobil                           2.6          84,315,000
U.S. Bancorp                          2.4          77,568,000
Texaco                                2.0          65,951,585
Intl Business Machines                2.0          65,000,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 28.6% of net assets.

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8   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Capital Resource Fund

            Value of your $10,000 in AXP VP - Capital Resource Fund
(line chart)
$50,000


$40,000


$30,000                                 S&P 500
                                                                       $21,153
                                                AXP VP - Capital Resource Fund
$20,000


   $10,000

'91    '92    '93     '94     '95     '96     '97    '98     '99     '00     '01

Average Annual Total Returns (as of Aug. 31, 2001)

                    1 year      5 years    10 years
                   -36.48%       +6.04%     +7.78%

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

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9   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Terry L Seierstad

Terry L Seierstad
Portfolio manager

From the Portfolio Manager

AXP VP - Cash Management Fund

The Fund's yield fell during the past fiscal year -- September 2000 through August 2001 -- reflecting a substantial decline in short-term interest rates. For the 12 months, the total return was 4.94%, and the seven-day yield was 3.12%. (The return figure does not reflect expenses that apply to the subaccounts, contracts or policies. The yield return more closely reflects the current earnings of the money market fund than does total return.)

Although the economy continued to grow during the period, the rate of growth slowed down markedly. In fact, some observers forecasted that a recession was imminent. While it refrained from joining the recession debate, the Federal Reserve (the Fed) made its concern about the economy's health clear when it began reducing short-term interest rates in early January, then followed that up with six more rate cuts.

(By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to temper economic growth and thereby keep inflation in check.)

In response to the slowing economy, issuers of commercial paper -- the core of the Fund's investment portfolio -- began offering lower interest rates on their securities in December, a trend that continued through the end of the fiscal year. As these new securities were added to the portfolio, the result was a decline in the Fund's yield. In anticipation of the drop in short-term interest rates, I substantially lengthened the average maturity of the portfolio during the winter. That strategy lessened the degree of yield decline over the ensuing months.

Another change worth noting was a substantial increase in the amount of U.S. government and government-agency securities in the portfolio, a move designed to increase the overall quality of the portfolio in light of the weakening economy. At period-end, such securities comprised about 25% of assets in the portfolio, which is expected to be the minimum level on an ongoing basis. The rest remained in high-quality commercial paper.

Looking ahead to the new fiscal year, despite the events of September 11, I think the economy is likely to find itself on more solid ground, which should persuade the Fed to suspend its interest-rate cuts by the end of 2001. Therefore, yields on short-term securities are likely to stabilize before long. In the meantime, I plan to maintain a longer-than-average maturity in the portfolio to keep the yield as high as possible within prudent investment guidelines.

Terry L. Seierstad

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10   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

From the Portfolio Manager

AXP VP - Diversified Equity Income Fund

A relatively good performance by value stocks allowed the Fund to hold up well during a period of substantial decline for the stock market as a whole. For the fiscal year -- September 2000 through August 2001 -- the Fund generated a return of 2.56%. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The stock market began to stumble right from the start, as investors' confidence was shaken by reports of a slowdown in economic growth and weaker corporate profits. The negative news continued throughout the fall, dragging down stock prices along the way.

The new year got off to a good start when the market rallied sharply on a surprise interest-rate cut by the Federal Reserve. But more negative economic and profit news soon resurfaced, which led to an overall downturn through the end of the period.

The bulk of the market's decline during the 12 months came at the expense of high-priced growth stocks, particularly in the technology area -- the opposite of the value stocks that this Fund focuses on. The more concerned investors became with the outlook for corporate profits, the better value stocks looked to them. This trend allowed value to hold up far better during the market's steepest sell-offs.

Also working in the Fund's favor was the addition of a number of small- and mid-capitalization value stocks to a portfolio that was previously composed almost entirely of large-capitalization value stocks. Over the past 12 months, both small- and mid-cap value stocks substantially outperformed their bigger brethren, benefiting the Fund's performance.

On an industry basis, financial services was the largest area of investment. Those holdings performed well early in the period, then slumped during the final few months. Most of the rest of the portfolio consisted of basic materials/capital goods and consumer cyclical stocks, both of which provided overall positive performance. Among the Fund's best stocks regardless of industry were Mattel, Whirlpool, Philip Morris, Albertsons, Washington Mutual, Supervalu and Caterpillar.

As the new fiscal year begins, the concerns about the economy and corporate profits, now heightened by the events of September 11, continue to weigh on the market. That should bode well for value stocks. Most recently, I reduced holdings among consumer cyclical stocks and put more money into energy and, to a greater degree, utilities stocks. In addition to being attractively priced, these sectors appear poised to benefit from what could continue to be an uncertain market environment.

Warren E. Spitz

The 10 Largest Holdings

AXP VP - Diversified Equity Income Fund

                                    Percent           Value
                                 (of net assets)(as of Aug. 31, 2001)
Lehman Brothers Holdings              3.6%          $3,789,514
Chevron                               2.5            2,597,538
Ingersoll-Rand                        2.3            2,413,509
Morgan Stanley, Dean Witter,
Discover & Co                         2.0            2,089,613
CIGNA                                 1.9            1,990,349
SUPERVALU                             1.9            1,974,952
Conoco Cl A                           1.9            1,956,870
Verizon Communications                1.7            1,749,300
Burlington Northern Santa Fe          1.6            1,727,449
Intl Paper                            1.6            1,643,074

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 21.0% of net assets.

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11   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Diversified Equity Income Fund

        Value of your $10,000 in AXP VP - Diversified Equity Income Fund (line chart)

$20,000

                                                                       $10,688
                                                   AXP VP - Diversified Equity
                        Lipper Equity Income Funds Index           Income Fund
$10,000
                Russell 1000(R) Value Index             S&P 500



10/1/99                              8/00                                   8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                   1 year       Since inception*
                   +2.56%            +3.45%

* Inception date was Sept. 15, 1999.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Russell 1000(R) Value Index, the Lipper Equity Income Funds Index and the S&P 500. Recently, the Fund's investment manager recommended that the Fund change its comparative index from the S&P 500 to the Russell 1000 Value Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Russell 1000 Value Index will be included.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Lipper Equity Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

--------------------------------------------------------------------------------
12   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Julian Thompson

Julian Thompson
Portfolio manager

From the Portfolio Manager

AXP VP - Emerging Markets Fund

Taking their cue from a sinking U.S. stock market, stocks in emerging markets were in decline for most of the past 12 months. The downturn was reflected in the Fund's performance during the recent fiscal year -- a loss of 30.49% from September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The timing of the start of the period could scarcely have been worse, as stock prices began tumbling from the outset. The driving force, as it was throughout the 12 months, was an increasingly negative outlook for U.S. corporate profits, particularly for those of technology-related companies. (Tech stocks are the dominant business sector in many emerging markets, and for that reason these markets often display a strong correlation to the performance of the tech-dominated Nasdaq Composite in the U.S.) Given that trend, I reduced the Fund's tech-related holdings by more than half during the period.

The stock slide finally reversed in January, thanks to a surprise interest-rate cut in the U.S. by the Federal Reserve that led to a sharp rally in the emerging markets. Concerns about corporate profits soon resurfaced, though, sending stocks generally lower through the end of the period.

Although the great majority of the emerging markets experienced losses, a handful that included Thailand, Chile, South Korea and Russia, which rebounded strongly from a bad start, managed to largely hold their own for the period as a whole. Relatively speaking, Latin America fared best among the major regions, followed by Asia and Eastern Europe. The Fund held investments in 17 countries during the period. On a regional basis, the biggest investment was in Asia (including China, South Korea and Taiwan), followed by Latin America (chiefly Brazil and Mexico) and the Middle East/Eastern Europe (including Russia, Israel, Poland and Hungary). I also held some stocks in South Africa.

During the period, I reduced holdings in Brazil because of a shaky currency and weaker near-term growth prospects. I also reduced exposure to Taiwan, whose economy is struggling in the face of a massive slowdown in technology exports and faltering political leadership. The most notable country increase was to South Africa, where I find values among commodities stocks attractive. Overall, I added to the portfolio's basic materials and consumer staples stocks.

Looking ahead, I think the emerging markets could struggle over the near term given the possibility of Argentina defaulting on a portion of its debt and a sluggish U.S. economy now challenged by the events of September 11. But once the American economy picks up, which I expect before the end of 2001, and anticipated interest-rate cuts in Europe come through, I think emerging markets are likely to enjoy a healthy advance.

Julian Thompson

The 10 Largest Holdings

AXP VP - Emerging Markets Fund

                                          Percent           Value
                                      (of net assets)(as of Aug. 31, 2001)

Telefonos de Mexico ADR Cl L (Mexico)        4.6%         $263,789
Samsung
Electronics (South Korea)                    3.5           202,270
Grupo Financiero BBVA
Bancomer Cl O (Mexico)                       2.7           152,377
ABSA Group (South Africa)                    2.4           137,231
Sun Hung Kai Properties (Hong Kong)          2.3           130,292
Wal-Mart de Mexico (Mexico)                  2.3           129,126
SK Telecom (South Korea)                     2.3           128,572
Billiton ADR (United Kingdom)                2.2           124,297
OTP Bank ADR (Hungary)                       2.2           124,136
South African Breweries (South Africa)       2.2           123,229

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 26.7% of net assets.

--------------------------------------------------------------------------------
13   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Emerging Markets Fund

            Value of your $10,000 in AXP VP - Emerging Markets Fund
(line chart)
$20,000

                                        Lipper Emerging Markets Funds Index

        MSCI Emerging Markets Free Index
$10,000

                                                                          $6,532
                                                  AXP VP - Emerging Markets Fund

5/1/00             8/00             12/00              4/01                 8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                               1 year          Since inception*
                               -30.49%              -27.33%

* Inception date was May 1, 2000.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index and the Lipper Emerging Markets Funds Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

MSCI Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compiled from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Funds index, an unmanaged index published by Lipper Inc., includes the 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
14   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Duncan J. Evered

Duncan J. Evered
Portfolio manager

(picture of) Paul A. Rokosz

Paul A. Rokosz
Portfolio manager

From the Portfolio Managers

AXP VP - Equity Select Fund

The stock market struggled during the past several months, as a weakening economy and a slump in corporate profits drained investors' confidence. For the Fund, the result was a loss of 6.82% for its initial reporting period -- May 1 (the date that the Fund became available) through Aug. 31, 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.) Because of the brevity of the period -- only four months -- we will expand our commentary to cover the 12-month period from September 2000 through August 2001, which represents the Fund's full fiscal year.

The market, as measured by the S&P 500, was just beginning to slide when the period began, and by the time it finally hit bottom in early April, it was down approximately 27%. The market managed to right itself and recover some of the lost ground during the spring, but renewed concerns about the economy and corporate profits soon resurfaced and drove stocks into retreat again over the summer.

The pattern of the Fund's performance roughly followed that of the market, though its ups and downs were somewhat less dramatic. That was mainly the result of the Fund's focus on a broad range of mid-capitalization stocks, which responded in more muted fashion than large-capitalization stocks to the changes in the investment environment.

Still, there was no avoiding the overall negative conditions. Accounting for most of downturn in the market were technology-related stocks, and that was also true for the Fund. In light of the environment, we greatly reduced technology investments during the period, and shifted the emphasis in the remaining holdings away from tech hardware and into business services. Those efforts cushioned the losses in the tech sector.

On the positive side were investments in the health care and consumer areas, two other major components of the portfolio, as well as energy-related stocks. Also to the Fund's benefit, we essentially avoided stocks in the financial services and telecommunications areas, which were overall negative performers.

Heading into the new fiscal year, even with the events of September 11, we expect a gradually improving environment for stocks. Bolstered by a series of interest-rate cuts by the Federal Reserve, we believe the economy should show signs of strengthening. Most important, investors typically anticipate such a trend, and respond by bidding up stock prices ahead of the actual economic upturn. In the meantime, we plan to maintain a well-diversified portfolio, focusing on stocks of what we believe are high-quality, mid-size companies with attractive growth prospects.

Duncan J. Evered           Paul A. Rokosz

The 10 Largest Holdings

AXP VP - Equity Select Fund

                                  Percent              Value
                              (of net assets)   (as of Aug. 31, 2001)
Whole Foods Market                  4.1%              $561,281
Sigma-Aldrich                       3.2                435,530
Fiserv                              3.2                429,136
Maxim Integrated Products           2.7                366,075
Biomet                              2.7                364,024
Williams-Sonoma                     2.5                342,740
Sungard Data Systems                2.5                338,195
Cintas                              2.4                332,485
Cheesecake Factory (The)            2.4                326,739
Paychex                             2.4                325,178

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 28.1% of net assets.

--------------------------------------------------------------------------------
15   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Scott Schroepfer

Scott Schroepfer
Portfolio manager

From the Portfolio Manager

AXP VP - Extra Income Fund

High-yield bonds were under considerable pressure for most of the past 12 months, as concerns about a slowdown in economic growth and a higher-than-normal level of defaults took a toll on prices. Although a substantial level of interest income made up for much of the price decline, the Fund experienced a loss of 1.89% on a total-return basis for the period -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

Negative psychology dominated the early part of the period, as investors worried that the economy might be heading toward a substantial slowdown. That, they reasoned, might make it increasingly likely that some issuers of high-yield bonds could default on their interest and principal payments. With that cloud hanging over the market, the selling pressure on bonds intensified, driving down prices through November. Along the way, the trend was exacerbated by heavy redemptions from high-yield-bond mutual funds.

The new year got off to a stunningly good start, thanks to a surprise reduction of short-term interest rates by the Federal Reserve in early January. The rate cut was viewed by investors as distinctly positive for the high-yield market in that it would help revive the economy and, thus, the business prospects of high-yield issuers. The result was soaring bond prices in January. The rally was short-lived, though, as by spring ongoing weak economic data again caused the mood in the market to sour, leading to a gradual erosion of bond prices through the end of the period.

To lessen the effect of market downturn on the Fund, I increased the level of cash reserves in the portfolio and pared back holdings in the telecommunications sector, which experienced the sharpest price decline. While these strategies couldn't completely insulate the Fund from the difficult environment, they did have a positive effect on the Fund's performance.

Looking toward the new fiscal year, it appears that the level of bond defaults may peak around the end of 2001. Equally important, the economy, thanks to the Federal Reserve's series of interest-rate cuts, seems likely to pick up in the months ahead. If those two factors play out as expected and the effect of September 11 proves temporary, I think high-yield bonds can look forward to an improving environment. In fact, telecommunications issues aside, most other high-yield sectors enjoyed positive performance during the final months of the past fiscal year. In the meantime, the Fund continues to generate double-digit interest income, which remains a key component of the Fund's total return.

Scott Schroepfer

The 10 Largest Holdings

AXP VP - Extra Income Fund

                                              Percent             Value
                                         (of net assets)   (as of Aug. 31, 2001)
CSC Holdings
11.13% Pay-in-kind Series M Preferred           2.3%           $13,910,774
Nextel Communications
9.50% 2011                                      1.6              9,840,062
Allied Waste North America
7.88% 2009                                      1.6              9,722,375
Price Communications Wireless
9.13% 2006                                      1.5              8,891,999
Quebecor Media
11.13% 2011                                     1.2              7,139,999
Calpine Canada Energy Finance
8.50% 2008                                      1.2              7,095,066
Extended Stay America
9.88% 2011                                      1.2              7,070,000
Trump Atlantic City Assn/Funding
11.25% 2006                                     1.1              6,496,999
Wayland Investment Fund LLC                     1.1              6,397,020
Sequa
9.00% 2009                                      1.0              6,135,525

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 13.8% of net assets.

--------------------------------------------------------------------------------
16   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Extra Income Fund

Value of your $10,000 in AXP VP - Extra Income Fund
(line chart)

$20,000
                                  Merrill Lynch High Yield Bond Index
        Lipper High Yield Funds Index
                                                                        $11,624
                                                     AXP VP - Extra Income Fund
$10,000




5/1/96     8/96      8/97          8/98            8/99         8/00        8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                  1 year        5 years       Since inception*
                                  -1.89%        +3.04%             +2.86%

* Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Merrill Lynch High Yield Bond Index and the Lipper High Yield Funds Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
17   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Scott R. Kirby

Scott R. Kirby
Portfolio manager

From the Portfolio Manager

AXP VP - Federal Income Fund

Falling interest rates and strong performance by mortgage-backed securities laid the groundwork for a productive 12 months for the Fund. During the fiscal year -- September 2000 through August 2001 -- the Fund generated a total return of 9.29%. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

After growing at a very robust rate during the first several months of 2000, the economy began showing signs of slowing down late in the year. That helped calm the nerves of bond investors, who were concerned that the formerly red-hot economy might soon lead to higher inflation and, consequently, a slump in bond prices.

With inflation fears fading, investors began moving more money into bonds in the fall of 2000, which in turn drove yields down and prices up in most sectors of the market. Bonds got additional support early in the new year, when the Federal Reserve instituted the first in a series short-term interest rate cuts designed to revive a sluggish economy. Even so, the bond market cooled off from spring until late summer, when an upturn concluded the fiscal year on a positive note.

The biggest contributor to Fund performance was the high level of income provided by high-quality, mortgage-backed bonds sponsored by the federal agencies known as "Fannie Mae" (Federal National Mortgage Association) and "Freddie Mac" (Federal Home Loan Mortgage Corporation). They enjoyed particularly good price appreciation.

That trend worked to the advantage of the Fund, as I kept the great majority of the assets invested in that sector. Short- and intermediate-term Treasury securities made up most of the rest of the portfolio, and also performed positively. About mid-period, I began to reduce holdings among "mortgages" while adding a bit more to investments in "Treasurys."

Looking ahead to the current fiscal year, I think most of the interest-rate reductions are behind us and that the economy, despite the events of September 11, probably will pick up. If that proves true, capital appreciation in the bond market will be limited, leaving interest income to provide the bulk of the Fund's return. In light of that outlook, I plan to continue emphasizing mortgage-backed bonds, especially those that are less susceptible to mortgage pre-payments, to maintain a relatively high level of income in the Fund.

Scott R. Kirby

--------------------------------------------------------------------------------
18   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Federal Income Fund

             Value of your $10,000 in AXP VP - Federal Income Fund
(line chart)
$20,000


                                                                         $11,436
                                                    AXP VP - Federal Income Fund
                  Lehman Brothers Aggregate Bond Index
$10,000
                Merrill Lynch 1-5 Year
                U.S. Government Index                           Lipper Short
                                                                U.S. Government
                         Merrill Lynch 1-3 Year                 Funds Index
                         U.S. Government Index


10/1/99                               8/00                                  8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                      1 year        Since inception*
                                      +9.29%             +7.08%

* Inception date was Sept. 15, 1999.

On the graph above you can see how the Fund's total return compared to four widely cited performance indexes, the Lehman Brothers Aggregate Bond Index, the Lipper Short U.S. Government Funds Index, the Merrill Lynch 1-3 Year U.S. Government Index and the Merrill Lynch 1-5 Year U.S. Government Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Short U.S. Government Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Merrill Lynch 1-3 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Merrill Lynch 1-5 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

--------------------------------------------------------------------------------
19   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Nic Pifer

Nic Pifer
Portfolio manager

From the Portfolio Manager

AXP VP - Global Bond Fund

Generally good bond markets in the U.S. and Europe set the stage for a productive 12 months for the Fund. During its fiscal year -- September 2000 through August 2001 -- the Fund generated a total return of 7.14%. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

Providing the initial impetus during the period was a slowdown in economic growth among the world's major markets, especially the U.S. In light of that, central banks lowered short-term interest rates. That, in turn, whetted the appetite of bond investors, whose increased buying drove down longer-term interest rates, boosting bond prices over the first several months of the period. (As interest rates fall, bond prices rise.)

By spring, the tone of the market changed, as ongoing reductions in short-term interest rates by the Federal Reserve caused investors to anticipate economic recovery. That led to increased selling, a rise in longer-term interest rates and a decline in bond prices through mid-summer. The period ended on a positive note, though, as fresh reports of economic weakness spawned increased buying, falling interest rates and higher bond prices during July and August.

The other major influence on the Fund's performance was the value of the euro, Europe's new common currency. Early in the period, a rise in the value of the euro versus the U.S. dollar enhanced returns from the Fund's European investments. But as the period progressed, the euro declined, detracting from returns.

Looking at the portfolio mix throughout the year, investments in Europe and the U.S. each comprised about 40%-45% of the holdings, with the emerging markets of Latin America and Asia accounting for a little less than 5%. The heavy concentration in Europe and the U.S. paid off, as those markets performed well overall, while Japan struggled. Although a small area of investment, the investments in emerging markets also made a positive contribution. Overall, the majority (about three-fourths) of the investments were in government bonds. U.S. corporate bonds, including a modest amount of high-yield issues, made up most of the rest.

As for what the new fiscal year may hold, the shock of the events of September 11 has not markedly changed my investment outlook. I think inflation is likely to remain subdued, which should provide support for bonds. However, potential price appreciation could well be limited given the fact that longer-term interest rates, especially in the U.S., seem unlikely to decline much beyond their already-low levels. In light of that outlook, I plan to continue my recent focus on maintaining a healthy level of interest income in the Fund.

Nic Pifer

The 10 Largest Holdings

AXP VP - Global Bond Fund

                                             Percent             Value
                                        (of net assets)   (as of Aug. 31, 2001)
Federal Republic of Germany
7.50% 2004                                    6.1%            $11,636,661
Buoni Poliennali Del Tes (Italy)
8.50% 2004                                    3.5               6,726,420
Federal Republic of Germany
5.25% 2008                                    3.2               6,068,151
Allgemeine Hypo Bank (Germany)
5.00% 2009                                    3.1               5,863,309
Belgium Kingdom
7.25% 2004                                    2.7               5,183,301
Federal Republic of Germany
8.00% 2002                                    2.5               4,860,698
Oesterreich Kontrollbank (Austria)
1.80% 2010                                    2.5               4,750,582
Republic of Italy
3.80% 2008                                    2.1               4,023,770
Federal Republic of Germany
6.50% 2027                                    2.1               3,957,787
Govt of Canada
7.50% 2003                                    1.9               3,643,942

Excludes U.S. Treasury and government agency holdings.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 29.7% of net assets.

--------------------------------------------------------------------------------
20   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Global Bond Fund

               Value of your $10,000 in AXP VP - Global Bond Fund
(line chart)
$20,000

                Salomon Smith Barney      Lipper Global Income Funds Index
                World Govt. Bond Index
                                                                         $12,197
                                                       AXP VP - Global Bond Fund
$10,000



5/1/96       8/96        8/97        8/98         8/99         8/00         8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                1 year       5 years      Since inception*
                                +7.14%       +3.54%            +3.76%

* Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Salomon Smith Barney World Government Bond Index and the Lipper Global Income Funds Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
21   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

From the Portfolio Managers

AXP VP - Growth Fund

Large-capitalization growth stocks, particularly technology-related issues, were under severe selling pressure for much of the past 12 months. The Fund's performance reflected the unfavorable environment, as it lost 51.87% for the fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The problems for the market began in the fall of 2000, as concerns that a slowdown in the economy might lead to weaker corporate profits cast a pall over the market. Much of investors' anxiety centered on technology stocks, whose generally lofty prices required that their respective companies continue to generate exceptional profit growth. The result was a wave of selling that continued largely unabated from September through early April. Illustrating the force of the downturn, the Nasdaq Composite, a group of stocks that includes many leading technology names, declined a stunning 61% during that time. Several of those stocks were also held in the portfolio.

Some optimism return(e)d to the market in the spring, as a series of reductions in short-term interest rates by the Federal Reserve got investors thinking that the economy and, thus, corporate profits might improve before long. But, after a brief rally by the market, disappointing economic data and weak profit reports again drove stocks into retreat.

Because technology stocks comprised the Fund's largest area of investment (about 40% of the portfolio at the peak), the downturn in that sector took a substantial toll on performance. Gains from health care and financial services stocks, which together made up about 30% of the portfolio, provided something of a cushion but could not make up for the overwhelming impact of the tech decline.

Looking at changes to the portfolio, while we reduced technology holdings overall, we added to investments in computer software stocks. They performed quite well during the final months of the period. We also weeded out the more vulnerable tech stocks, concentrating the bulk of tech investments in companies with leadership positions in their respective market segments.

Although the new fiscal year began with the stunning events of September 11, the biggest question confronting the stock market continues to center on when the economy and corporate profits will pick up. If we are right in expecting an upturn in the fourth quarter of 2001, we beleive stocks may begin to perform better before the year is out. Meanwhile, we plan to keep the bulk of the portfolio invested in technology, health care and financial services -- the three business sectors that we believe continue to offer the best long-term growth prospects.

Lisa A. Costa                               Scott Mullinix

The 10 Largest Holdings

AXP VP - Growth Fund
                                          Percent               Value
                                      (of net assets)   (as of Aug. 31, 2001)
Pfizer                                      6.2%            $10,996,731
Citigroup                                   5.3               9,360,725
Microsoft                                   4.5               7,914,146
Texas Instruments                           4.2               7,389,475
Home Depot                                  3.3               5,863,634
Intl Business Machines                      3.1               5,419,100
Genentech                                   2.9               5,125,561
Zions Bancorp                               2.8               4,945,661
Cisco Systems                               2.7               4,808,793
Maxim Integrated Products                   2.7               4,723,678

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 37.7% of net assets.

--------------------------------------------------------------------------------
22   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Growth Fund

Value of your $10,000 in AXP VP - Growth Fund
(line chart)
$20,000

          Russell 1000(R) Growth Index            Lipper Large-Cap Growth Index

                              S&P 500
$10,000
                                                                     $6,670
                                                       AXP VP - Growth Fund


10/1/99                           8/00                                     8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                               1 year          Since inception*
                                               -51.87%              -18.65%

* Inception date was Sept. 15, 1999.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Russell 1000(R) Growth Index, the Lipper Large-Cap Growth Index, and the S&P 500. Recently, the Fund's investment manager recommended that the Fund change its comparative index from the S&P 500 to the Russell 1000 Growth Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Russell 1000 Growth Index will be included.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Russell 1000 Growth Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

--------------------------------------------------------------------------------
23   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Mark Fawcett

Mark Fawcett
Portfolio manager

(picture of) Gavin Corr

Gavin Corr
Portfolio manager

(picture of) Richard Leadem

Richard Leadem
Portfolio manager

From the Portfolio Managers

AXP VP - International Fund

Driven by a deteriorating U.S. stock market, major foreign markets lost considerable ground during the past 12 months. For the Fund, the result was a decline of 36.90% for the fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

Taking their cue from a slumping U.S. stock market, stocks in Europe started to slide shortly after the start of the period. The problem was the same on both sides of the Atlantic: economic growth was slowing down. That, investors reasoned, would ultimately erode corporate profits and, in turn, make lofty stock prices, especially in the technology and telecommunications sectors, no longer sustainable.

The sell-off continued with little respite until late December, by which time the major European markets were down well into double digits. An interest-rate cut by the Federal Reserve in the U.S. early in the new year provided the spark for a January rally. But that gain was eroded over the ensuing months, as worries about economic growth and profits again took center stage.

The Fund's performance over the 12 months followed a roughly similar path. However, an untimely decision to increase investments in technology-related stocks in the fall of 2000 exacerbated what was already turning into a difficult period. Also working against the Fund was Europe's new common currency, the euro, which experienced an overall decline in value versus the U.S. dollar and thereby further reduced returns from European stocks. Although unable to compensate for those factors, our investments in what are called "defensive" stocks such as pharmaceuticals fared better.

On a geographical basis, the bulk of the portfolio remained concentrated in Europe, primarily the United Kingdom, France, Germany, Switzerland and Italy. Compared with Europe, we had relatively few holdings in Japan, whose market continued to struggle.

As the new fiscal year begins, we think the tragedy of September 11 will not have a long-lasting impact on the overall investment environment. Therefore, we are adding more cyclical stocks to position the Fund for what we expect to be an improving global economy. Prominent examples include oil, paper, steel, metal and mining stocks. We've also added to banking stocks, which we expect to respond positively to potential interest-rate reductions in Europe.

Mark Fawcett               Gavin Corr       Richard Leadem

The 10 Largest Holdings

AXP VP - International Fund

                                                Percent        Value
                                          (of net assets)(as of Aug. 31, 2001)
British Telecommunications
(United Kingdom)                                3.5%       $45,198,341
UBS (Switzerland)                               3.3         43,780,578
GlaxoSmithKline (United Kingdom)                3.3         43,161,824
BNP Paribas (France)                            3.1         40,020,272
HSBC Holdings (United Kingdom)                  3.0         39,354,277
BP (United Kingdom)                             2.9         38,285,332
Allianz (Germany)                               2.7         35,345,739
Total Fina ELF (France)                         2.6         34,692,451
British Sky Broadcasting Group
(United Kingdom)                                2.6         33,981,330
Nestle (Switzerland)                            2.5         33,304,502

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 29.5% of net assets.

--------------------------------------------------------------------------------
24   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - International Fund

              Value of your $10,000 in AXP VP - International Fund
(line chart)
$30,000

                                             MSCI EAFE Index

$20,000          Lipper International Funds Index
                                                                         $14,994
                                                     AXP VP - International Fund

$10,000


2/1/92   8/92   8/93   8/94   8/95   8/96    8/97   8/98    8/99    8/00    8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                    1 year         5 years      Since inception*
                                    -36.90%        +0.14%            +4.30%

* Inception date was Jan. 13, 1992.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) and the Lipper International Funds Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

MSCIEAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
25   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Alfred Henderson

Alfred Henderson
Portfolio manager

(picture of) David Kuplic

David Kuplic
Portfolio manager

From the Portfolio Managers

AXP VP - Managed Fund

A sharp decline in large-capitalization growth stocks, the segment of the market that the Fund focuses on, took a considerable toll on performance during the past 12 months. For the fiscal year -- September 2000 through August 2001 -- the Fund lost 19.37%. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The stock market started losing ground from the outset of the period, as concerns that an ailing economy would result in a slowdown in corporate profits weighed on investors' minds. The downturn finally leveled off in late December, and in January the market even staged a sharp rally. But fresh reports of economic and profit weakness soon drove the market into an overall retreat over the rest of the period.

Technology-related stocks were under the greatest pressure during the year, and because they comprised a major portion of the Fund's portfolio, they had the biggest impact on Fund performance. To lessen the effect, early in the period we began reducing the tech holdings, particularly in the telecommunications and wireless areas, and limiting the rest to the best-established companies. But the strategy ultimately proved ineffective, as stocks of many major companies experienced declines rivaling those of the start-up, "dot-com" companies, which we avoided. As for other sectors, at times we enjoyed positive results from health care, financial services, utilities, consumer products and retailing stocks, which comprised nearly all the rest of the stock holdings.

The news was much better on the bond side of the portfolio, as declining interest rates fueled a healthy rally in most sectors of the market. The Fund enjoyed positive returns from its U.S. Treasury, mortgage-backed and corporate bond holdings, with the latter group providing the best performance. Although a small area of investment, emerging market bonds also enjoyed a healthy gain. On the whole, bonds comprised about a third of the entire portfolio, with stocks accounting for nearly all the rest.

Looking ahead to the new fiscal year, despite what happened on September 11, we expect a gradually improving environment for stocks, as the economy and, thus, corporate profits seem likely to work their way to more solid ground. Given that outlook, we plan to emphasize financial services, health care, retailing, food and drug stocks as part of what continues to be a portfolio well-diversified by industry. On the bond side, there appears to be only modest potential for price appreciation. In light of that, we expect to focus on generating a healthy level of interest income, primarily from corporate and mortgage-backed issues.

Alfred Henderson                            David Kuplic

The 10 Largest Holdings

AXP VP - Managed Fund

                                      Percent                       Value
                                   (of net assets)         (as of Aug. 31, 2001)
Tyco Intl                                2.9%                   $107,991,374
Citigroup                                2.8                     104,956,585
Microsoft                                2.5                      92,706,250
Pfizer                                   2.4                      89,072,665
General Electric                         2.0                      75,140,928
Home Depot                               1.8                      67,776,250
MBNA                                     1.7                      63,325,768
U.S. Treasury
7.50% 2016                               1.6                      60,984,499
Cisco Systems                            1.6                      60,012,750
Morgan Stanley, Dean Witter,
Discover & Co                            1.6                      58,685,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 20.9% of net assets.

--------------------------------------------------------------------------------
26   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Managed Fund

                 Value of your $10,000 in AXP VP - Managed Fund
(line chart)
$50,000


$40,000                                                                 $25,078
                                    S&P 500               AXP VP - Managed Fund

$30,000   Lipper Flexible Portfolio Index


$20,000


$10,000


'91    '92    '93     '94     '95     '96     '97    '98     '99     '00     '01

Average Annual Total Returns (as of Aug. 31, 2001)

                                1 year       5 years       10 years
                                -19.37%      +8.80%         +9.63%

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Flexible Portfolio Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
27   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Gordon M. Fines

Gordon M. Fines
Portfolio manager

(picture of) Doug Guffy

Doug Guffy*
Portfolio manager

(picture of) Anne Obermeyer

Anne Obermeyer*
Portfolio manager

From the Portfolio Managers

AXP VP - New Dimensions Fund

The past 12 months was a difficult period for most large-capitalization growth stocks, as concerns about the economy and corporate profits weighed on share prices. For the Fund, the result was a loss of 33.05% during the fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The period could hardly have begun on a worse note, as investors were focused on a host of negatives that included a slowing economy, slumping corporate profits and the possibility that companies would sharply reduce their capital spending. As the concerns increased, so did the selling pressure on the stock market. Most affected was the Nasdaq Composite, a group of stocks that includes many of the leading U.S. technology names. Illustrating the magnitude of the downturn, the Nasdaq fell by nearly 40% from early September through late November. Among the Fund's holdings suffering substantial declines were EMC, Cisco Systems, Microsoft, Intel and Texas Instruments.

After struggling for most of the winter, the stock market and the Fund got back on the positive track in the spring, when ongoing cuts in short-term interest rates by the Federal Reserve buoyed investors' spirits. But the rally fizzled over the summer, as weak economic and profit reports again dominated the investment environment.

While the downturn in the technology sector clearly took a toll on Fund performance, we lessened the effect by reducing tech holdings and putting more emphasis on other sectors such as retailing, media/entertainment, energy, financial services, consumer staples and health care. Early in the period, investments in utilities and energy-related stocks provided especially good returns.

Looking toward the new fiscal year, partly because of the events of September 11, we think it may take until the fourth quarter of 2001 or even early 2002 before the economy picks up and the stock market is able to mount any sustained advance. In the meantime, the volatility that has characterized the market in the past year is likely to continue. Our plan is to keep the Fund's investments well diversified by industry, focusing, as always, on those stocks that offer the greatest long-term growth potential.

Gordon M. Fines            Doug Guffy       Anne Obermeyer

* Doug Guffy and Anne Obermeyer assist with the management of the Fund.

The 10 Largest Holdings

AXP VP - New Dimensions Fund

                                        Percent                Value
                                    (of net assets)    (as of Aug. 31, 2001)
Exxon Mobil                               4.8%             $187,030,584
Citigroup                                 4.7               181,189,809
General Electric                          3.8               148,204,170
Microsoft                                 3.3               126,833,560
Intl Business Machines                    2.8               107,550,000
Pfizer                                    2.7               104,396,665
American Intl Group                       2.6               102,212,092
Cardinal Health                           2.4                94,145,482
Wal-Mart Stores                           2.4                92,183,924
Viacom Cl B                               2.3                91,194,641

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 31.8% of net assets.

--------------------------------------------------------------------------------
28   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - New Dimensions Fund

             Value of your $10,000 in AXP VP - New Dimensions Fund
(line chart)
$40,000



$30,000

                                          S&P 500

$20,000       Lipper Large-Cap Growth Index                             $17,192
                                                   AXP VP - New Dimensions Fund


$10,000


5/1/96         8/96        8/97        8/98       8/99         8/00         8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                           1 year       5 years      Since inception*
                           -33.05%      +11.64%      +10.83%

* Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Large-Cap Growth Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
29   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

From the Portfolio Managers

AXP VP - Partners Small Cap Value Fund*

The Fund experienced a loss of 1.77% during its initial reporting period -- Aug. 14 (the date that the Fund became available) through Aug. 31, 2001. (This figures does not reflect expenses that apply to the subaccounts, contracts or policies.)

Charles Royce: As of the end of the period, the major sectors represented in my portion of the portfolio were technology, consumer services, natural resources and financial intermediaries. Within the technology sector, weak prices in the telecommunications and information technology services areas provided many buying opportunities, including Electroglas and Avnet. A slowdown in consumer spending allowed me to initiate positions in several retailers, such as Pier 1 Import and Nautica Enterprises, within the consumer services sector. Within natural resources, weaker oil and gas prompted purchases such as American Power Corporation and Helmerich & Payne. As with the overall portfolio, I believe they are inexpensively priced based on key valuation measures.

Curtis Jensen: Much of the buying for my portion of the portfolio was focused on the technology and financial services sectors. Within tech, I emphasized semiconductor capital equipment stocks such as Cyber Optics, Credence Systems and Electro Scientific Industries, as well as capacitor stocks such as Kemet and Bel Fuse. In financial services, notable purchases included MONY Group, Southwest Securities, Stewart Information Services and First American. Another major holding was Brascan, a Canadian conglomerate with interests in mining, forestry, energy and real estate. If the recent uncertainty surrounding the economy and the market continues, I expect a continuation of the good buying opportunities that have begun to emerge.

* This Fund is co-managed by Charles Royce, of Royce Associates, and Curtis Jensen, of Third Avenue Funds.

The 10 Largest Holdings

AXP VP - Partners Small Cap Value Fund

                                  Percent          Value
                              (of net assets)     (as of Aug. 31, 2001)
MONY Group                          7.3%                $350,000
Credence Systems                    6.0                  286,960
First American                      5.7                  274,500
Analogic                            3.9                  186,750
Brascan Cl A                        3.8                  183,000
EGL                                 3.8                  182,924
Cabot Industrial Trust              3.3                  156,900
Jones Lang LaSalle                  2.2                  105,000
Helmerich & Payne                   2.1                  100,848
E*TRADE Group                       2.1                   99,200

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 40.2% of net assets.

--------------------------------------------------------------------------------
30   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

From the Portfolio Managers

AXP VP - S&P 500 Index Fund

The U.S. stock market, particularly the large-capitalization issues that comprise the index, was under considerable selling pressure for most of the past 12 months, resulting in a substantial decline in share prices. Reflecting the difficult environment, the Fund experienced a loss of 24.96% for its fiscal year -- September 2000 through August 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The problems for the market began right at the outset of the period. With indications that the economy might be slowing down, investors became concerned that this would lead to weaker corporate profits in the months ahead. That, in turn, created doubt about whether the lofty prices many stocks carried were justifiable on a longer-term basis. The result was a stock-market slide that continued almost unabated until late December, by which time the market was down by double digits on a percentage basis since the start of the period.

The new year brought some welcome relief in the form of a surprise cut in short-term interest rates by the Federal Reserve. That was just what the market needed to stage a powerful rally in January. But fresh reports of economic weakness and slumping corporate profits soon poured in, driving stocks down in February and March. The market managed a moderate recovery in the spring, only to give back the gain during the summer.

Absorbing the greatest damage during the period were technology-related stocks, which form the largest component of the S&P 500, and telecommunications equipment stocks. A number of these issues saw their prices cut in half and, in some cases, even more as investors decided that the stocks' once-rosy outlooks were no longer viable.

There were, however, some sectors of the market that performed well for the 12 months as a whole. Among the most prominent were paper and packaging, tobacco, banking and health care services. Still, gains from those stocks couldn't fill in the huge hole that technology and telecommunications dug for the index.

While we expect the stock market to improve on its past-year's performance, we don't look for a rapid rebound in the new fiscal year. In our view, investors, made more uneasy by the events of September 11, will need to become convinced that the economy is picking up and will, in turn, lift corporate profits before we'll see a sustained advance by the market. We believe that positive scenario could take some months to develop.

James M. Johnson, Jr., CFA                  David B. Factor

The 10 Largest Holdings

AXP VP - S&P 500 Index Fund

                                  Percent          Value
                              (of net assets)(as of Aug. 31, 2001)
General Electric                    3.9%        $2,189,929
Microsoft                           3.0          1,651,884
Exxon Mobil                         2.7          1,490,367
Pfizer                              2.3          1,301,122
Citigroup                           2.2          1,237,720
Wal-Mart Stores                     2.1          1,155,795
American Intl Group                 2.0          1,102,277
Intel                               1.8          1,011,592
Intl Business Machines              1.7            934,799
AOL Time Warner                     1.6            890,275

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 23.3% of net assets.

--------------------------------------------------------------------------------
31   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - S&P 500 Index Fund

              Value of your $10,000 in AXP VP - S&P 500 Index Fund
(line chart)
$20,000


                                     S&P 500
                                                                        $7,765
                                                   AXP VP - S&P 500 Index Fund
$10,000





5/1/00            8/00              12/00              4/01                8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                               1 year          Since inception*
                                               -24.96%              -17.27%

* Inception date was May 1, 2000.

On the graph above you can see how the Fund's total return compared to the S&P 500.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

--------------------------------------------------------------------------------
32   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Jake Hurwitz

Jake Hurwitz
Portfolio manager

(picture of) Kent A. Kelly

Kent A. Kelly
Portfolio manager

From the Portfolio Managers

AXP VP - Small Cap Advantage Fund

Driven by a steep decline in technology-related issues, the stock market was forced to retreat for most of the past 12 months. The Fund held up reasonably well during the period, although it did experienced a loss of 16.68% for its fiscal year -- September 2000 through August 2001 period. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

The problems for the market began right at the start, as indications of a weakening economy spawned concerns about a similar slowdown in corporate profits. The result was a largely uninterrupted sell-off that didn't subside until late December. After a brief rebound in January spurred by the first in a series of interest-rate cuts by the Federal Reserve, stock prices went into another steep slide in February and March. Hope for a quick earnings recovery in the second half of 2001 sparked a vigorous rally in the spring. But disappointing second-quarter earnings, along with cautious outlooks from corporate managements, subsequently led to another sell-off during the summer.

The stock sector most under pressure during the period was technology, the largest component in the market and the Fund. While the Fund clearly felt the effect of the tech slide, careful stock selection allowed it to avoid the Internet and telecommunications services areas, where the greatest damage occurred.

On a more general note, the Fund enjoyed something of an advantage in that the small-capitalization segment of the market in which it invests, though still subject to considerable volatility, held up better overall than mid- and large-cap stocks.

Consistent with our management style, we maintained a roughly 50/50 mix of growth and value among our small-capitalization stock holdings. This turned out to be a good news/bad news situation. While value stocks fared remarkably well, growth stocks were hit quite hard.

The story was similar regarding the portfolio's broad industry exposure. Gains generated by stocks representing such diverse industries as financial services, energy, utilities, auto parts and health care services served to lessen the impact of the downturn among tech stocks.

Looking to the new fiscal year, we had anticipated that an economic recovery would take hold in late 2001. In the wake of the September 11 attacks, it now appears likely that economic weakness will continue into 2002. Still, the ensuing recovery could be quite robust given the extremely stimulative impact of the government's monetary and fiscal actions of the past several months. As we wait for the investment environment to improve, we are sticking to our focus on stocks of high-quality companies in a wide range of industries.

Jake Hurwitz                                Kent A. Kelley

The 10 Largest Holdings

AXP VP - Small Cap Advantage Fund

                                  Percent                Value
                              (of net assets)    (as of Aug. 31, 2001)
Diagnostic Products                   0.6%              $294,375
Donnelley (RH)                        0.6                294,000
StanCorp Financial Group              0.6                285,199
Dal-Tile Intl                         0.5                262,960
Phillips-Van Heusen                   0.5                256,259
Raymond James Financial               0.5                254,880
OM Group                              0.5                253,929
Handleman                             0.5                252,771
Zale                                  0.5                246,098
Ball                                  0.5                242,190

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 5.3% of net assets.

--------------------------------------------------------------------------------
33   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Small Cap Advantage Fund

           Value of your $10,000 in AXP VP - Small Cap Advantage Fund
(line chart)
$20,000


            Lipper Small-Cap Core Index

                                         Russell 2000(R) Index
                                                                      $10,681
$10,000                                     AXP VP - Small Cap Advantage Fund


10/1/99                             8/00                                   8/01

Average Annual Total Returns (as of Aug. 31, 2001)

                                       1 year          Since inception*
                                       -16.68%              +3.41%

* Inception date was Sept. 15, 1999.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Russell 2000(R) Index and the Lipper Small-Cap Core Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Russell 2000 Index, an unmanaged index, measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
34   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) G. Michael Kennedy

G. Michael Kennedy
Portfolio manager

From the Portfolio Manager

AXP VP - Stock Fund

The Fund experienced a loss of 2.97% during its brief, initial reporting period -- Aug. 13 (the date that the Fund became available) through Aug. 31, 2001. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.) The decline over the two-week period reflected the two-pronged problem the stock market had been facing for more many months: weakness in the economy and corporate profits.

As we begin the new fiscal year, the question of when the economy and profits will turn around has been complicated by the horrific events of September 11. My view is that improvement will be slow in coming, which likely will make it difficult for the stock market to mount any sustained advance. Therefore, I have taken a somewhat conservative position with the portfolio that centers on broad industry diversification, relatively modest exposure to more volatile sectors such as technology, and a higher-than-normal level of cash reserves.

G. Michael Kennedy

The 10 Largest Holdings

AXP VP - Stock Fund

                                  Percent                   Value
                              (of net assets)        (as of Aug. 31, 2001)
Microsoft                             3.2%                 $62,755
General Electric                      2.8                   55,322
McGraw-Hill Companies                 2.2                   44,437
USA Networks                          2.1                   41,688
Baxter Intl                           2.1                   41,279
Caterpillar                           2.0                   40,000
Fannie Mae                            1.9                   38,257
Bank of America                       1.9                   37,700
Minnesota Mining & Mfg                1.8                   36,435
Alcoa                                 1.7                   34,308

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 21.7% of net assets.

--------------------------------------------------------------------------------
35   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

(picture of) Louis Giglio

Louis Giglio
Portfolio manager

From the Portfolio Manager

AXP VP - Strategy Aggressive Fund

The past 12 months proved to be an extremely difficult time for the Fund, as a dramatic decline among growth stocks, particularly technology-related issues, took a heavy toll on the Fund's performance. For the fiscal year -- September 2000 through August 2001 -- the Fund lost 53.61%. (This figure does not reflect expenses that apply to the subaccounts, contracts or policies.)

Already somewhat on edge when the period began, investors were quickly greeted with data indicating that the economy appeared to be slowing down. That view was reinforced by reports of weakening corporate profits, as well as forecasts that more of the same lay ahead. Given that many technology stocks remained "priced for perfection" and therefore were highly vulnerable to any negative news, they experienced the most intense selling pressure.

The situation snowballed as the months passed, and, despite a sharp rally in January, it wasn't until early April before stocks bottomed out. By that time, the Nasdaq Composite, which includes many leading technology stocks, was down some 61%. Some hope arrived in the spring, as the market rallied on the possibility of an economic and profit recovery before the end of 2001. But fresh reports of economic and profit weakness soon arrived, sending stocks back down again over the summer.

The Fund's performance took a similar path over the 12 months, with technology stocks, which comprised about 40% of the Fund's investments at the peak, acting as the driving force. Most of the tech holdings were concentrated in the fiber optics, software, semiconductor, telecommunications equipment and telecommunications services segments. Among the stocks experiencing the biggest declines were Juniper, Cienna, Metromedia Fiber and Time Warner Telecommunications. In an effort to cushion the downturn, I steadily reduced technology-related holdings, but because of the degree of the declines in many stocks, the overall effect was minimal.

As for other sectors, I added to health care, specialty retailing and financial services stocks. Aside from the biotech segment of health care, which dropped in concert with tech stocks, those holdings fared relatively well.

Looking toward the new fiscal year, I expect to maintain what is now a more diversified portfolio than a year ago, both in terms of industry exposure and total number of holdings. Technology remains a component of the portfolio, but at a much lower level. The Fund's focus on companies with above-average growth potential, however, hasn't changed. Assuming the impact of the events of September 11 is relatively short-lived and we get some improvement in the economy and profits in the year ahead, I expect that strategy to be rewarded.

Louis Giglio

The 10 Largest Holdings

AXP VP - Strategy Aggressive Fund

                                  Percent                 Value
                              (of net assets)     (as of Aug. 31, 2001)
IDEC Pharmaceuticals               2.2%               $40,801,468
TCF Financial                      2.1                 38,344,840
Biogen                             1.9                 34,568,172
MedImmune                          1.7                 31,321,015
Everest Re Group                   1.7                 30,249,890
Best Buy                           1.6                 29,218,692
Genzyme-General Division           1.6                 28,994,016
Zions Bancorp                      1.5                 27,313,020
Westwood One                       1.5                 26,336,850
Millennium Pharmaceuticals         1.4                 25,566,750

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 17.2% of net assets.

--------------------------------------------------------------------------------
36   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP VP - Strategy Aggressive Fund

           Value of your $10,000 in AXP VP -Strategy Aggressive Fund
(line chart)
$60,000

$50,000


$40,000                                     Russell MidCap(R) Growth Index


$30,000                              S&P MidCap 400 Index

                Lipper Mid-Cap Growth Index
$20,000
                                                                        $18,857
                                              AXP VP - Strategy Aggressive Fund
$10,000

2/1/92   8/92   8/93   8/94   8/95   8/96    8/97   8/98    8/99    8/00    8/01


Average Annual Total Returns (as of Aug. 31, 2001)

                                  1 year         5 years        Since inception*
                                  -53.61%        +2.97%              +6.82%

* Inception date was Jan. 13, 1992.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Russell MidCap(R) Growth Index, the Lipper Mid-Cap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). Recently, the Fund's investment manager recommended that the Fund change its comparative index from the S&P MidCap 400 Index to the Russell MidCap Growth Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Russell MidCap Growth Index will be included.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the subaccounts, contracts or policies.

Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth valued. The stocks are also members of the Russell 1000 Growth Index.

Lipper Mid-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

--------------------------------------------------------------------------------
37   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                Position held with             Principal occupations during    Other directorships
                                  Registrant and length of       past 5 years
                                  service
--------------------------------- ------------------------------ ------------------------------- ------------------------------
H. Brewster Atwater, Jr.          Board member since 1996        Retired chairman and chief
4900 IDS Tower                                                   executive officer, General
Minneapolis, MN 55402                                            Mills, Inc. (consumer foods)
Born in 1931
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Arne H. Carlson                   Chair of the Board since 1999  Chairman, Board Services
901 S. Marquette Ave.                                            Corporation (provides
Minneapolis, MN  55402                                           administrative services to
Born in 1934                                                     boards), former Governor of
                                                                 Minnesota

--------------------------------- ------------------------------ ------------------------------- ------------------------------
Lynne V. Cheney                   Board member since 1994        Distinguished Fellow, AEI       The Reader's Digest
American Enterprise Institute                                                                    Association Inc.
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Livio D. DeSimone                 Board member since 2001        Retired chair of the board      Cargill, Incorporated
30 Seventh Street East                                           and chief executive officer,    (commodity merchants and
Suite 3050                                                       Minnesota Mining and            processors), Target
St.Paul, MN 55101-4901                                           Manufacturing (3M)              Corporation (department
Born in 1936                                                                                     stores), General Mills, Inc.
                                                                                                 (consumer foods), Vulcan
                                                                                                 Materials Company
                                                                                                 (construction
                                                                                                 materials/chemicals) and
                                                                                                 Milliken & Company (textiles
                                                                                                 and chemicals)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Ira D. Hall                       Board member since 2001        Treasurer, Texaco Inc. since
Texaco, Inc.                                                     1998. Prior to that,
2000 Westchester Avenue                                          director, International
White Plains, NY 10650                                           Operations IBM Corp.
Born in 1944

--------------------------------- ------------------------------ ------------------------------- ------------------------------
Heinz F. Hutter                   Board member since 1994        Retired president and chief
P.O. Box 2187                                                    operating officer, Cargill,
Minneapolis, MN 55402                                            Incorporated (commodity
Born in 1929                                                     merchants and processors)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Anne P. Jones                     Board member since 1985        Attorney and consultant         Motorola, Inc. (electronics)
5716 Bent Branch Rd.
Bethesda, MD 20816
Born in 1935
--------------------------------- ------------------------------ ------------------------------- ------------------------------
William R. Pearce                 Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                         Timberfund, L.P. (develops
Minneapolis, MN 55402                                            timber resources)--
Born in 1927                                                     management committee; former
                                                                 chair, American Express Funds
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Alan K. Simpson                   Board member since 1997        Former three-term United        Biogen, Inc.
1201 Sunshine Ave.                                               States Senator for Wyoming      (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
--------------------------------- ------------------------------ ------------------------------- ------------------------------
C. Angus Wurtele                  Board member since 1994        Retired chair of the board      Bemis Corporation (packaging)
4900 IDS Tower                                                   and chief executive officer,
Minneapolis, MN 55402                                            The Valspar Corporation
Born in 1934
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------------------------------------------------------
38   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age                Position held with Registrant  Principal occupations during    Other directorships
                                  and length of service          past 5 years
--------------------------------- ------------------------------ ------------------------------- ------------------------------
David R. Hubers                   Board member since 1993        Retired chief executive officer Chronimed Inc. (specialty
50643 AXP Financial Center                                       and director of AEFC            pharmaceutical distribution),
Minneapolis, MN 55474                                                                            RTW Inc. (manages worker's
Born in 1943                                                                                     compensation programs), Lawson
                                                                                                 Software, Inc. (technology
                                                                                                 based business applications)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
John R. Thomas                    Board member since 1987,       Senior vice president -
50652 AXP Financial Center        president since 1997           information and technology of
Minneapolis, MN 55474                                            AEFC
Born in 1937
--------------------------------- ------------------------------ ------------------------------- ------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers

Name, address, age                Position held with             Principal occupations           Other directorships
                                  Registrant and length of       during past 5 years
                                  service
--------------------------------- ------------------------------ ------------------------------- ------------------------------
John M. Knight                    Treasurer since 1999           Vice president - investment
50005 AXP Financial Center                                       accounting of AEFC
Minneapolis, MN 55474
Born in 1952
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Leslie L. Ogg      .              Vice president, general        President of Board Services
901 S. Marquette Ave.             counsel, and secretary         Corporation
Minneapolis, MN 55402             since 1978
Born in 1938
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Frederick C. Quirsfeld            Vice president since 1998      Senior vice president -
53609 AXP Financial Center                                       fixed income of AEFC
Minneapolis, MN 55474
Born in 1947
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------------------------------------------------------
39   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP(R)VARIABLE PORTFOLIO-- INCOME SERIES, INC.
AXP(R)VARIABLE PORTFOLIO-- INVESTMENT SERIES, INC.
AXP(R)VARIABLE PORTFOLIO-- MANAGED SERIES, INC.
AXP(R)VARIABLE PORTFOLIO-- MONEY MARKET SERIES, INC.
AXP(R)VARIABLE PORTFOLIO-- PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP - Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP - Cash Management Fund, (fund within AXP Variable Portfolio - Money Market Series, Inc.), and AXP VP - Partners Small Cap Value Fund (fund within AXP VP - Partners Series, Inc.) as of August 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP - Global Bond Fund, AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund, AXP VP - Cash Management Fund and AXP VP - Partners Small Cap Value Fund as of August 31, 2001 and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Minneapolis, Minnesota

October 5, 2001

--------------------------------------------------------------------------------
40   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
American Express Variable Portfolio Funds

                                                                                  AXP VP -            AXP VP -          AXP VP -
                                                                                  Blue Chip             Bond             Capital
                                                                                  Advantage             Fund            Resource
Aug. 31, 2001                                                                       Fund                                  Fund
Assets
Investments in securities, at value (Note 1)
  Investments in securities of unaffiliated issuers*
    (identified cost $89,236,377, $1,725,032,261 and
    $3,461,887,587)                                                             $  81,098,49       $1,710,254,450    $3,253,618,313
  Investments in securities of affiliated issuers
    for AXP VP - Bond Fund
    (identified cost $7,142,852)                                                          --                9,542                --
                                                                                        ----                -----              ----
Total investments in securities
  (identified cost $89,236,377, $1,732,175,113
  and $3,461,887,587)                                                             81,098,499        1,710,263,992     3,253,618,313
Cash in bank on demand deposit                                                       340,558              548,972            77,686
Receivable for investment securities sold                                            797,087           10,227,734        19,214,358
Dividends and accrued interest receivable                                             71,523           24,424,602         3,773,493
                                                                                      ------           ----------         ---------
Total assets                                                                      82,307,667        1,745,465,300     3,276,683,850
                                                                                  ----------        -------------     -------------
Liabilities
Dividends payable to shareholders (Note 1)                                           114,841            7,738,392         4,004,828
Payable for investment securities purchased                                        1,177,659           10,194,059                --
Payable for securities purchased on a when-issued basis (Note 1)                          --           97,358,160                --
Accrued investment management services fee                                            40,104              820,161         1,803,135
Accrued distribution fee                                                               8,952              169,626           368,952
Accrued administrative services fee                                                    2,864               65,312           128,786
Payable upon return of securities loaned (Note 5)                                         --            2,937,900                --
Other accrued expenses                                                                17,288               61,626            97,629
                                                                                      ------               ------            ------
Total liabilities                                                                  1,361,708          119,345,236         6,403,330
                                                                                   ---------          -----------         ---------
Net assets applicable to outstanding capital stock                              $ 80,945,959       $1,626,120,064    $3,270,280,520
                                                                                ============       ==============    ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                        $     99,459       $    1,532,012    $    1,567,116
Additional paid-in capital                                                       103,671,227        1,763,461,947     3,253,217,343
Undistributed (excess of distributions over)
  net investment income                                                                   --            4,038,717        (1,311,782)
Accumulated net realized gain (loss) (Note 9)                                    (14,292,014)        (121,001,491)      225,077,117
Unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies (Note 7)                                      (8,532,713)         (21,911,121)     (208,269,274)
                                                                                  ----------          -----------      ------------
Total -- representing net assets applicable
  to outstanding capital stock                                                  $ 80,945,959       $1,626,120,064    $3,270,280,520
                                                                                ============       ==============    ==============
Shares outstanding                                                                 9,945,879          153,201,247       156,711,623
                                                                                   ---------          -----------       -----------
Net asset value per share of outstanding capital stock                          $       8.14       $        10.61    $        20.87
                                                                                ------------       --------------    --------------
* Including securities on loan, at value (Note 5)                               $         --       $    2,813,550    $           --
                                                                                ------------       --------------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
41   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -           AXP VP -
                                                                                   Cash              Diversified         Emerging
                                                                                Management          Equity Income         Markets
Aug. 31, 2001                                                                      Fund                 Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $1,066,098,192, $109,902,801
  and $5,681,318)                                                             $1,066,098,192         $109,166,969       $ 5,411,295
Cash in bank on demand deposit                                                       248,270               97,617           397,244
Receivable for investment securities sold                                                 --                   --               701
Dividends and accrued interest receivable                                            399,083              226,161             3,498
                                                                                     -------              -------             -----
Total assets                                                                   1,066,745,545          109,490,747         5,812,738
                                                                               -------------          -----------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                         2,751,389              332,217                --
Payable for investment securities purchased                                               --            3,590,707            60,311
Accrued investment management services fee                                           446,256               42,708             5,780
Accrued distribution fee                                                             109,507                9,533               617
Accrued administrative services fee                                                   26,202                3,050               494
Other accrued expenses                                                                32,437                2,242            41,227
                                                                                      ------                -----            ------
Total liabilities                                                                  3,365,791            3,980,457           108,429
                                                                                   ---------            ---------           -------
Net assets applicable to outstanding capital stock                            $1,063,379,754         $105,510,290       $ 5,704,309
                                                                              ==============         ============       ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                      $   10,637,265         $    103,437       $     8,541
Additional paid-in capital                                                     1,052,707,240          105,497,610         7,839,890
Undistributed net investment income                                                   38,370              (15,496)               --
Accumulated net realized gain (loss) (Note 9)                                         (3,121)             660,571        (1,874,156)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                                                                   --             (735,832)         (269,966)
                                                                                       -----             --------          --------
Total -- representing net assets applicable
  to outstanding capital stock                                                $1,063,379,754         $105,510,290       $ 5,704,309
                                                                              ==============         ============       ===========
Shares outstanding                                                             1,063,726,503           10,343,660           854,139
                                                                               -------------           ----------           -------
Net asset value per share of outstanding capital stock                        $         1.00         $      10.20       $      6.68
                                                                              --------------         ------------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -          AXP VP -           AXP VP -
                                                                                   Equity             Extra             Federal
                                                                                   Select            Income             Income
Aug. 31, 2001                                                                       Fund              Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $13,030,699, $678,381,526 and
  $121,907,113)                                                                  $12,554,702        $ 595,225,757      $123,968,950
Cash in bank on demand deposit                                                         7,291               50,940             6,616
Receivable for investment securities sold                                          1,083,818            1,953,000                --
Dividends and accrued interest receivable                                              3,311           17,113,963           733,533
Expense reimbursement receivable from AEFA                                               184                   --                --
                                                                                         ---                  ---               ---
Total assets                                                                      13,649,306          614,343,660       124,709,099
                                                                                  ----------          -----------       -----------

Liabilities
Dividends payable to shareholders (Note 1)                                                --            4,975,290           365,666
Payable for investment securities purchased                                               --                   --        17,784,855
Accrued investment management services fee                                             6,401              322,726            51,465
Accrued distribution fee                                                               1,231               65,066            10,546
Accrued administrative services fee                                                      591               26,026             4,218
Other accrued expenses                                                                20,373               32,238            17,185
                                                                                      ------               ------            ------
Total liabilities                                                                     28,596            5,421,346        18,233,935
                                                                                      ------            ---------        ----------
Net assets applicable to outstanding capital stock                               $13,620,710        $ 608,922,314      $106,475,164
                                                                                 ===========         ============      ============

Represented by
Capital stock -- $.01 par value (Note 1)                                         $    14,235        $     891,279      $    102,958
Additional paid-in capital                                                        14,197,736          849,648,505       104,219,917
Undistributed (excess of distributions over)
  net investment income                                                                   --              286,861                --
Accumulated net realized gain (loss) (Note 9)                                       (115,264)        (158,748,562)          118,771
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies (Note 7)                                                       (475,997)         (83,155,769)        2,033,518
                                                                                    --------          -----------         ---------
Total -- representing net assets applicable
  to outstanding capital stock                                                   $13,620,710        $ 608,922,314      $106,475,164
                                                                                 ===========        =============      ============
Shares outstanding                                                                 1,423,505           89,127,947        10,295,777
                                                                                   ---------           ----------        ----------
Net asset value per share of outstanding capital stock                           $      9.57        $        6.83      $      10.34
                                                                                 -----------         ------------      ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -            AXP VP -        AXP VP -
                                                                                    Global              Growth       International
                                                                                     Bond                Fund            Fund
Aug. 31, 2001                                                                        Fund
Assets
Investments in securities, at value (Note 1)*
  (identified cost $200,668,963, $255,319,648 and
  $1,370,899,060)                                                               $194,968,050         $183,802,061    $1,303,032,786
Cash in bank on demand deposit                                                        78,997               53,219            97,769
Receivable for investment securities sold                                                 --            4,765,756        20,650,035
Dividends and accrued interest receivable                                          4,178,723               58,917         2,951,630
Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                             9,452                   --         2,311,099
                                                                                       -----                 ----         ---------
Total assets                                                                     199,235,222          188,679,953     1,329,043,319
                                                                                 -----------          -----------     -------------

Liabilities
Dividends payable to shareholders (Note 1)                                           700,323                   --         5,484,701
Payable for investment securities purchased                                        6,483,592           11,593,589        12,261,527
Unrealized depreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                           225,531                   --             7,445
Accrued investment management services fee                                           135,636              101,728           972,498
Accrued distribution fee                                                              20,184               20,184           145,162
Accrued administrative services fee                                                    9,688                8,074            57,068
Payable upon return of securities loaned (Note 5)                                    159,000                   --                --
Other accrued expenses                                                                31,453               51,674           202,402
                                                                                      ------               ------           -------
Total liabilities                                                                  7,765,407           11,775,249        19,130,803
                                                                                   ---------           ----------        ----------
Net assets applicable to outstanding capital stock                              $191,469,815         $176,904,704    $1,309,912,516
                                                                                ============         ============    ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                        $    196,235         $    273,119    $    1,560,793
Additional paid-in capital                                                       203,003,876          300,723,594     1,893,773,229
Undistributed (excess of distributions over)
  net investment income                                                            1,148,955                   --          (181,406)
Accumulated net realized gain (loss) (Note 9)                                     (7,029,071)         (52,574,422)     (519,640,895)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies (Note 4)                                                     (5,850,180)         (71,517,587)      (65,599,205)
                                                                                  ----------          -----------       -----------
Total -- representing net assets applicable
  to outstanding capital stock                                                  $191,469,815         $176,904,704    $1,309,912,516
                                                                                ============         ============    ==============
Shares outstanding                                                                19,623,465           27,311,948       156,079,255
                                                                                  ----------           ----------       -----------
Net asset value per share of outstanding capital stock                          $       9.76         $       6.48    $         8.39
                                                                                ------------         ------------    --------------
* Including securities on loan, at value (Note 5)                               $    151,875         $         --    $           --
                                                                                ------------         ------------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                  AXP VP -            AXP VP -          AXP VP -
                                                                                  Managed               New             Partners
                                                                                   Fund              Dimensions         Small Cap
                                                                                                       Fund               Value
Aug. 31, 2001                                                                                                              Fund
Assets
Investments in securities, at value (Note 1)*
  (identified cost $3,612,085,656, $3,616,126,278
  and $4,296,333)                                                             $3,867,799,692       $3,906,592,453        $4,215,358
Cash in bank on demand deposit                                                     3,294,464              127,864           596,820
Receivable for investment securities sold                                         13,483,037            6,097,885                --
Dividends and accrued interest receivable                                         21,734,651            4,192,586               322
                                                                                  ----------            ---------               ---
Total assets                                                                   3,906,311,844        3,917,010,788         4,812,500
                                                                               -------------        -------------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                        20,887,129            1,698,405                --
Payable for investment securities purchased                                       16,153,243           20,198,441            22,785
Accrued investment management and services fee                                     1,987,146            2,109,439             3,242
Accrued distribution fee                                                             417,618              434,402               398
Accrued administrative services fee                                                   94,422              147,112               254
Payable upon return of securities loaned (Note 5)                                106,018,930                   --                --
Other accrued expenses                                                                88,257               95,029               878
Option contracts written at value (premium received,
  $6,713,103 for AXP VP - Managed Fund) (Note 8)                                   1,599,625                   --                --
                                                                                   ---------                 ----               ---
Total liabilities                                                                147,246,370           24,682,828            27,557
                                                                                 -----------           ----------            ------
Net assets applicable to outstanding capital stock                            $3,759,065,474       $3,892,327,960        $4,784,943
                                                                              ==============       ==============        ==========

Represented by
Capital stock -- $.01 par value
  ($.001 for AXP VP - Managed Fund) (Note 1)                                  $      245,715       $    2,513,370        $    4,864
Additional paid-in capital                                                     3,281,298,994        3,860,609,303         4,861,054
Undistributed (excess of distributions over)
  net investment income                                                            1,279,755              182,164                --
Accumulated net realized gain (loss) (Note 9)                                    215,482,787         (261,443,052)               --
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies                                                             260,758,223          290,466,175          (80,975)
                                                                                 -----------          -----------          -------
Total -- representing net assets applicable
  to outstanding capital stock                                                $3,759,065,474       $3,892,327,960        $4,784,943
                                                                              ==============       ==============        ==========
Shares outstanding                                                               245,715,128          251,337,037           486,421
                                                                                 -----------          -----------           -------
Net asset value per share of outstanding capital stock                        $        15.30       $        15.49        $     9.84
                                                                              --------------       --------------        ----------
* Including securities on loan, at value (Note 5)                             $  102,357,550       $           --        $       --
                                                                              --------------       --------------        ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                    AXP VP -            AXP VP -         AXP VP -
                                                                                     S&P 500           Small Cap          Stock
                                                                                      Index            Advantage          Fund
Aug. 31, 2001                                                                         Fund               Fund
Assets
Investments in securities, at value (Note 1)
  (identified cost $65,609,814, $50,987,646 and $1,893,749)                      $55,903,883          $49,449,150        $1,803,980
Cash in bank on demand deposit                                                       437,195               84,551           299,393
Expense reimbursement receivable from AEFC                                             4,927                   --                --
Receivable for investment securities sold                                            121,039              123,242                --
Dividends and accrued interest receivable                                             79,669               19,470             2,747
                                                                                      ------               ------             -----
Total assets                                                                      56,546,713           49,676,413         2,106,120
                                                                                  ----------           ----------         ---------

Liabilities
Dividends payable to shareholders (Note 1)                                           116,345                   --             2,137
Payable for investment securities purchased                                          459,566              390,996           118,257
Accrued investment management and services fee                                        13,737               32,758               843
Accrued distribution fee                                                               5,921                5,183               188
Accrued administrative services fee                                                    3,790                2,488                60
Other accrued expenses                                                                45,280               14,842               555
                                                                                      ------               ------               ---
Total liabilities                                                                    644,639              446,267           122,040
                                                                                     -------              -------           -------
Net assets applicable to outstanding capital stock                               $55,902,074          $49,230,146        $1,984,080
                                                                                 ===========          ===========        ==========

Represented by
Capital stock -- $.01 par value                                                  $    72,473          $    48,575        $    2,084
Additional paid-in capital                                                        66,136,119           53,534,177         2,078,460
Undistributed net investment income                                                    4,927                1,720               188
Accumulated net realized gain (loss) (Note 9)                                       (605,514)          (2,815,830)           (6,883)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in
  foreign currencies                                                              (9,705,931)          (1,538,496)          (89,769)
                                                                                  ----------           ----------           -------
Total -- representing net assets applicable to
  outstanding capital stock                                                      $55,902,074          $49,230,146        $1,984,080
                                                                                 ===========          ===========        ==========
Shares outstanding                                                                 7,247,334            4,857,476           208,365
                                                                                   ---------            ---------           -------
Net asset value per share of outstanding capital stock                           $      7.71          $     10.13        $     9.52
                                                                                 -----------          -----------        ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                                               AXP VP -
                                                                                                               Strategy
                                                                                                              Aggressive
Aug. 31, 2001                                                                                                    Fund
Assets

Investments in securities, at value (Note 1)*
  (identified cost $2,100,050,755)                                                                          $1,850,907,997
Cash in bank on demand deposit                                                                                   6,735,400
Receivable for investment securities sold                                                                      150,143,584
Dividends and accrued interest receivable                                                                          918,701
Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                                                           9,697
                                                                                                                     -----
Total assets                                                                                                 2,008,715,379
                                                                                                             -------------

Liabilities
Dividends payable to shareholders (Note 1)                                                                       2,827,564
Payable for investment securities purchased                                                                    145,574,656
Accrued investment management and services fee                                                                   1,005,962
Accrued distribution fee                                                                                           206,413
Accrued administrative services fee                                                                                 76,617
Payable upon return of securities loaned (Note 5)                                                               44,340,000
Other accrued expenses                                                                                              93,505
Option contracts written at value (premium received,
  $64,040 for AXP VP - Strategy Aggressive Fund) (Note 8)                                                           81,250
                                                                                                                    ------
Total liabilities                                                                                              194,205,967
                                                                                                               -----------
Net assets applicable to outstanding capital stock                                                          $1,814,509,412
                                                                                                            ==============

Represented by
Capital stock -- $.01 par value                                                                             $    2,189,066
Additional paid-in capital                                                                                   2,794,311,386
Excess of distributions over net investment income                                                                (389,644)
Accumulated net realized gain (loss) (Note 9)                                                                ( 732,437,256)
Unrealized appreciation (depreciation) on investments and
  on translation of assets and liabilities in foreign currencies (Note 4)                                    ( 249,164,140)
                                                                                                             - -----------
Total -- representing net assets applicable to outstanding capital stock                                    $1,814,509,412
                                                                                                            ==============
Shares outstanding                                                                                             218,906,628
                                                                                                               -----------
Net asset value per share of outstanding capital stock                                                      $         8.29
                                                                                                            --------------
* Including securities on loan, at value (Note 5)                                                           $   44,021,340
                                                                                                            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations
American Express Variable Portfolio Funds

                                                                                   AXP VP -            AXP VP -          AXP VP -
                                                                                   Blue Chip             Bond             Capital
                                                                                   Advantage             Fund            Resource
Year ended Aug. 31, 2001                                                             Fund                                  Fund
Investment income
Income:
Dividends                                                                       $    718,187         $  1,734,247   $    33,026,752
Interest                                                                             548,731          111,055,341         6,561,396
Less foreign taxes withheld                                                             (960)                  --          (35,816)
                                                                                        ----                  ---          -------
Total income                                                                       1,265,958          112,789,588        39,552,332
                                                                                   ---------          -----------        ----------
Expenses (Note 2):
Investment management services fee                                                   432,774            9,066,435        26,165,265
Distribution fee                                                                      99,620            1,873,229         5,398,734
Administrative services fees and expenses                                             33,432              848,035         1,875,677
Custodian fees                                                                        23,061               95,885           323,925
Compensation of board members                                                          8,335               12,710            24,910
Printing and postage                                                                   5,322               26,483            85,382
Audit fees                                                                            14,000               24,250            23,500
Other                                                                                  7,176               88,616             6,192
                                                                                       -----               ------             -----
Total expenses                                                                       623,720           12,035,643        33,903,585
  Earnings credits on cash balances (Note 2)                                          (5,606)              (1,346)           (1,918)
                                          -                                           ------               ------            ------
Total net expenses                                                                   618,114           12,034,297        33,901,667
                                                                                     -------           ----------        ----------
  Investment income (loss) -- net                                                    647,844          100,755,291         5,650,665
                                                                                     -------          -----------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (including loss of $665,054 on
  sale of affiliated issuers) (Note 3)                                           (10,288,530)          (6,966,491)      228,598,206
  Futures contracts                                                               (2,778,469)                  --                --
  Foreign currency transactions                                                           --             (831,703)               --
                                                                                         ---             --------               ---
Net realized gain (loss) on investments                                          (13,066,999)          (7,798,194)      228,598,206
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                              (14,942,041)          51,135,996    (2,289,372,543)
                                                                                 -----------           ----------    --------------
Net gain (loss) on investments and foreign currencies                            (28,009,040)          43,337,802    (2,060,774,337)
                                                                                 -----------           ----------    --------------
Net increase (decrease) in net assets resulting
  from operations                                                               $(27,361,196)        $144,093,093   $(2,055,123,672)
                                                                                ============         ============   ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                   AXP VP -             AXP VP -          AXP VP -
                                                                                     Cash              Diversified        Emerging
                                                                                  Management          Equity Income        Markets
Year ended Aug. 31, 2001                                                             Fund                 Fund              Fund
Investment income
Income:
Dividends                                                                        $        --          $   853,125       $    79,325
Interest                                                                          49,036,164              126,713            30,222
  Less foreign taxes withheld                                                             --               (2,286)           (9,141)
                                                                                       -----               ------            ------
Total income                                                                      49,036,164              977,552           100,406
                                                                                  ----------              -------           -------
Expenses (Note 2):
Investment management services fee                                                 4,588,071              226,096            63,655
Distribution fee                                                                   1,124,716               51,207             6,839
Administrative services fees and expenses                                            281,249               15,460             5,471
Custodian fees                                                                        85,059              150,326            57,962
Compensation of board members                                                         10,560                9,610                --
Printing and postage                                                                  41,497                8,988            31,463
Audit fees                                                                            18,250               14,000            14,500
Other                                                                                    910                3,961            11,097
                                                                                         ---                -----            ------
Total expenses                                                                     6,150,312              479,648           190,987
  Expenses reimbursed by AEFC (Note 2)                                                    --             (104,686)          (95,183)
                                                                                         ---             --------           -------
                                                                                   6,150,312              374,962            95,804
  Earnings credits on cash balances (Note 2)                                          (3,739)              (8,735)           (6,612)
                                                                                      ------               ------            ------
Total net expenses                                                                 6,146,573              366,227            89,192
                                                                                   ---------              -------            ------
Investment income (loss) -- net                                                   42,889,591              611,325            11,214
                                                                                  ----------              -------            ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                       6,388              935,100        (1,826,649)
  Foreign currency transactions                                                           --                   (2)          (41,578)
                                                                                        ----                   --           -------
Net realized gain (loss) on investments                                                6,388              935,098        (1,868,227)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                                                       --           (1,632,035)         (117,625)
                                                                                         ---           ----------          --------
Net gain (loss) on investments and foreign currencies                                  6,388             (696,937)       (1,985,852)
                                                                                       -----             --------        ----------
Net increase (decrease) in net assets resulting
  from operations                                                                $42,895,979          $   (85,612)      $(1,974,638)
                                                                                 ===========          ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                    AXP VP -            AXP VP -          AXP VP -
                                                                                     Equity               Extra            Federal
                                                                                     Select              Income            Income
Year ended Aug. 31, 2001                                                             Fund(a)              Fund              Fund
Investment income
Income:
Dividends                                                                          $   6,321         $  5,679,511        $       --
Interest                                                                               6,262           64,321,875         3,610,809
                                                                                       -----           ----------         ---------
Total income                                                                          12,583           70,001,386         3,610,809
                                                                                      ------           ----------         ---------
Expenses (Note 2):
Investment management services fee                                                    14,536            3,654,071           380,941
Distribution fee                                                                       2,795              736,708            78,061
Administrative services fees and expenses                                              1,342              312,497            32,461
Custodian fees                                                                        27,970               50,135            20,896
Compensation of board members                                                             --                9,310             8,335
Printing and postage                                                                   6,700               37,615             9,300
Audit fees                                                                            13,750               19,750            14,500
Other                                                                                    351               35,329               508
                                                                                         ---               ------               ---
Total expenses                                                                        67,444            4,855,415           545,002
  Expenses reimbursed by AEFC (Note 2)                                               (42,503)                  --           (18,800)
                                                                                     -------                 ----           -------
                                                                                      24,941            4,855,415           526,202
  Earnings credits on cash balances (Note 2)                                          (2,209)              (1,384)          (4,678)
                                                                                      ------               ------           ------
Total net expenses                                                                    22,732            4,854,031           521,524
                                                                                      ------            ---------           -------
Investment income (loss) -- net                                                      (10,149)          65,147,355         3,089,285
                                                                                     -------           ----------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                    (115,264)         (94,307,791)          372,981
  Futures contracts                                                                       --                   --          (173,081)
                                                                                        ----                 ----          --------
Net realized gain (loss) on investments                                             (115,264)         (94,307,791)          199,900
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                             (528,321)          17,805,073         1,883,044
                                                                                    --------           ----------         ---------
Net gain (loss) on investments and foreign currencies                               (643,585)         (76,502,718)        2,082,944
                                                                                    --------          -----------         ---------
Net increase (decrease) in net assets resulting
  from operations                                                                  $(653,734)        $(11,355,363)       $5,172,229
                                                                                   =========          ============       ==========

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -          AXP VP -
                                                                                  Global               Growth         International
                                                                                   Bond                 Fund              Fund
Year ended Aug. 31, 2001                                                           Fund
Investment income
Income:
Dividends                                                                        $        --        $     820,749     $  20,365,491
Interest                                                                          10,236,898              596,379         5,482,661
  Less foreign taxes withheld                                                        (18,143)              (5,834)       (1,972,928)
                                                                                     -------               ------        ----------
Total income                                                                      10,218,755            1,411,294        23,875,224
                                                                                  ----------            ---------        ----------
Expenses (Note 2):
Investment management services fee                                                 1,528,297            1,231,521        14,728,134
Distribution fee                                                                     227,425              249,203         2,216,073
Administrative services fees and expenses                                            112,061              102,800           859,062
Custodian fees                                                                        40,542              187,494           449,183
Compensation of board members                                                          8,335                8,335            14,610
Printing and postage                                                                  14,449               25,500            90,769
Audit fees                                                                            17,750               14,250            21,250
Other                                                                                    444                5,737             4,753
                                                                                         ---                -----             -----
Total expenses                                                                     1,949,303            1,824,840        18,383,834
  Expenses reimbursed by AEFC (Note 2)                                                    --              (30,711)               --
                                                                                        ----              -------              ----
                                                                                   1,949,303            1,794,129        18,383,834
  Earnings credits on cash balances (Note 2)                                          (2,714)              (4,930)           (2,554)
                                                                                      ------               ------            ------
Total net expenses                                                                 1,946,589            1,789,199        18,381,280
                                                                                   ---------            ---------        ----------
Investment income (loss) -- net                                                    8,272,166             (377,905)        5,493,944
                                                                                   ---------             --------         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                  (3,632,995)         (50,507,065)     (519,106,301)
  Foreign currency transactions                                                       79,700                   --         8,321,049
  Futures contracts                                                                       --                   --          (534,594)
                                                                                       -----                -----          --------
Net realized gain (loss) on investments                                           (3,553,295)         (50,507,065)     (511,319,846)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                            7,907,861          (94,509,206)     (337,202,909)
                                                                                   ---------          -----------      ------------
Net gain (loss) on investments and foreign currencies                              4,354,566         (145,016,271)     (848,522,755)
                                                                                   ---------         ------------      ------------
Net increase (decrease) in net assets resulting
  from operations                                                                $12,626,732        $(145,394,176)    $(843,028,811)
                                                                                 ===========        =============     =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                 AXP VP -             AXP VP -            AXP VP -
                                                                                  Managed                New              Partners
                                                                                   Fund              Dimensions           Small Cap
                                                                                                        Fund                Value
Year ended Aug. 31, 2001                                                                                                    Fund(a)
Investment income
Income:
Dividends                                                                    $    34,420,349      $    35,792,672          $     74
Interest                                                                         108,504,282            5,839,952               657
  Less foreign taxes withheld                                                      (106,161)             (51,712)                --
                                                                                   --------              -------
Total income                                                                     142,818,470           41,580,912               731
                                                                                 -----------           ----------               ---
Expenses (Note 2):
Investment management services fee                                                26,202,635           27,613,749             2,014
Distribution fee                                                                   5,532,568            5,708,239               247
Administrative services fees and expenses                                          1,309,591            1,967,593               158
Custodian fees                                                                       304,550              283,557             1,700
Compensation of board members                                                         24,560               24,785                --
Printing and postage                                                                 209,553              291,300               425
Audit fees                                                                            22,000               23,250             9,000
Other                                                                                 38,838                2,034                --
                                                                                      ------                -----             -----
Total expenses                                                                    33,644,295           35,914,507            13,544
  Expenses reimbursed by AEFC (Note 2)                                                    --                   --           (10,537)
                                                                                        ----                -----           -------
                                                                                  33,644,295           35,914,507             3,007
  Earnings credits on cash balances (Note 2)                                          (4,636)                (656)               (9)
                                                                                      ------                 ----                --
Total net expenses                                                                33,639,659           35,913,851             2,998
                                                                                  ----------           ----------             -----
Investment income (loss) -- net                                                  109,178,811            5,667,061            (2,267)
                                                                                 -----------            ---------            ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                 211,165,264         (254,961,419)               --
  Foreign currency transactions                                                       14,190                   --                --
  Options contracts written (Note 8)                                               9,102,122              551,855                --
                                                                                   ---------              -------              ----
Net realized gain (loss) on investments                                          220,281,576         (254,409,564)               --
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                                       (1,300,681,441)      (1,644,598,334)          (84,704)
                                                                              --------------       --------------           -------
Net gain (loss) on investments and foreign currencies                         (1,080,399,865)      (1,899,007,898)          (84,704)
                                                                              --------------       --------------           -------
Net increase (decrease) in net assets resulting
  from operations                                                            $  (971,221,054)     $(1,893,340,837)         $(86,971)
                                                                             ===============      ===============          ========


(a) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                                  AXP VP -              AXP VP -            AXP VP -
                                                                                   S&P 500              Small Cap            Stock
                                                                                    Index               Advantage           Fund(a)
Year ended Aug. 31, 2001                                                            Fund                  Fund
Investment income
Income:
Dividends                                                                       $    484,683          $   290,561          $  1,988
Interest                                                                              12,667              127,115                --
  Less foreign taxes withheld                                                         (2,565)                (306)              (18)
                                                                                      ------                 ----               ---
Total income                                                                         494,785              417,370             1,970
                                                                                     -------              -------             -----
Expenses (Note 2):
Investment management services fee                                                   109,395              289,538               540
Distribution fee                                                                      47,153               49,728               120
Administrative services fees and expenses                                             31,399               22,991                39
Custodian fees                                                                       265,820              106,376             1,800
Compensation of board members                                                          5,959                9,610                --
Printing and postage                                                                   8,918                1,649               450
Audit fees                                                                            14,000               14,000             8,000
Other                                                                                  9,966                6,232                --
                                                                                       -----                -----              ----
Total expenses                                                                       492,610              500,124            10,949
  Less expenses reimbursed by AEFC (Note 2)                                         (305,598)             (37,391)           (9,836)
                                                                                    --------              -------            ------
                                                                                     187,012              462,733             1,113
  Earnings credits on cash balances (Note 2)                                         (14,876)             (11,713)               (9)
                                                                                     -------              -------                --
Total net expenses                                                                   172,136              451,020             1,104
                                                                                     -------              -------             -----
Investment income (loss) -- net                                                      322,649              (33,650)              866
                                                                                     -------              -------               ---

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                    (643,238)          (2,682,421)           (6,883)
  Futures contracts                                                                   41,202               38,136                --
                                                                                      ------               ------            ------
Net realized gain (loss) on investments                                             (602,036)          (2,644,285)           (6,883)
Net change in unrealized appreciation (depreciation) on
investments and on translation of assets and liabilities
  in foreign currencies                                                          (10,412,119)          (3,904,322)          (53,195)
                                                                                 -----------           ----------           -------
Net gain (loss) on investments and foreign currencies                            (11,014,155)          (6,548,607)          (60,078)
                                                                                 -----------           ----------           -------
Net increase (decrease) in net assets resulting
  from operations                                                               $(10,691,506)         $(6,582,257)         $(59,212)
                                                                                ============          ===========          ========

(a) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
53   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                                      AXP VP -
                                                                                                      Strategy
                                                                                                     Aggressive
Year ended Aug. 31, 2001                                                                                Fund
Investment income
Income:
Dividends                                                                                         $     7,846,817
Interest                                                                                               15,963,721
  Less foreign taxes withheld                                                                            (114,222)
                                                                                                         --------
Total income                                                                                           23,696,316
                                                                                                       ----------
Expenses (Note 2):
Investment management services fee                                                                     16,018,758
Distribution fee                                                                                        3,341,490
Administrative services fees and expenses                                                               1,192,060
Custodian fees                                                                                            283,424
Compensation of board members                                                                              17,959
Printing and postage                                                                                      134,393
Audit fees                                                                                                 18,500
Other                                                                                                       1,266
                                                                                                            -----
Total expenses                                                                                         21,007,850
  Earnings credits on cash balances (Note 2)                                                               (4,902)
                                                                                                           ------
Total net expenses                                                                                     21,002,948
                                                                                                       ----------
Investment income (loss) -- net                                                                         2,693,368
                                                                                                        ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
  Security transactions (Note 3)                                                                     (700,836,252)
  Foreign currency transactions                                                                            (6,603)
  Futures contracts                                                                                   (22,806,551)
  Options contracts written (Note 8)                                                                   11,465,436
                                                                                                       ----------
Net realized gain (loss) on investments                                                              (712,183,970)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                                               (1,515,699,404)
                                                                                                   --------------
Net gain (loss) on investments and foreign currencies                                              (2,227,883,374)
                                                                                                   --------------
Net increase (decrease) in net assets resulting from operations                                   $(2,225,190,006)
                                                                                                  ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets
American Express Variable Portfolio Funds

                                                            AXP VP - Blue Chip Advantage Fund               AXP VP - Bond Fund
Year ended Aug. 31,                                              2001              2000(a)              2001                 2000
Operations and distributions
Investment income (loss) -- net                             $    647,844         $   107,087     $  100,755,291     $  116,882,534
Net realized gain (loss) on investments                      (13,066,999)         (1,224,900)        (7,798,194)       (53,848,680)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                      (14,942,041)          6,455,361         51,135,996          9,693,956
                                                             -----------           ---------         ----------          ---------
Net increase (decrease) in net assets
  resulting from operations                                  (27,361,196)          5,337,548        144,093,093         72,727,810
                                                             -----------           ---------        -----------         ----------
Distributions to shareholders from:
  Net investment income                                         (648,430)           (108,611)       (97,571,632)      (115,516,198)
                                                                --------            --------        -----------       ------------

Capital share transactions (Note 6)
Proceeds from sales                                           44,698,549          67,771,142        214,172,408        114,752,390
Reinvestment of distributions at
  net asset value                                                595,131              47,070         98,443,073        106,906,365
Payments for redemptions                                      (7,650,542)         (3,690,078)      (200,613,116)      (461,561,788)
                                                              ----------          ----------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                  37,643,138          64,128,134        112,002,365       (239,903,033)
                                                              ----------          ----------        -----------       ------------
Total increase (decrease) in net assets                        9,633,512          69,357,071        158,523,826       (282,691,421)
Net assets at beginning of year                               71,312,447           1,955,376(b)   1,467,596,238      1,750,287,659
                                                              ----------           ---------      -------------      -------------
Net assets at end of year                                   $ 80,945,959         $71,312,447     $1,626,120,064     $1,467,596,238
                                                            ============         ===========     ==============     ==============
Undistributed net investment income                         $         --         $       586     $    4,038,717     $    1,473,664
                                                            ------------         -----------     --------------     --------------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $44,624 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

                                                           AXP VP - Capital Resource Fund            AXP VP - Cash Management Fund
Year ended Aug. 31,                                           2001                  2000               2001               2000
Operations and distributions
Investment income (loss) -- net                          $     5,650,665      $   (1,332,633)    $   42,889,591    $    40,976,186
Net realized gain (loss) on investments                      228,598,206         521,433,080              6,388               (298)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                   (2,289,372,543)        506,731,364                 --                 --
                                                          --------------         -----------     --------------         -----------
Net increase (decrease) in net assets
  resulting from operations                               (2,055,123,672)      1,026,831,811         42,895,979         40,975,888
                                                          --------------       -------------         ----------         ----------
Distributions to shareholders from:
  Net investment income                                       (6,962,448)                 --        (42,812,931)       (41,014,556)
  Net realized gain                                         (521,763,669)       (573,191,093)                --                 --
                                                            ------------        ------------       ------------        -----------
Total distributions                                         (528,726,117)       (573,191,093)       (42,812,931)       (41,014,556)
                                                            ------------        ------------        -----------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                           88,415,110         161,522,332      1,141,462,249      1,024,273,156
Reinvestment of distributions at
  net asset value                                            524,721,290         573,191,093         43,981,927         37,095,171
Payments for redemptions                                    (678,846,922)       (889,079,855)      (904,636,054)      (968,460,693)
                                                            ------------        ------------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 (65,710,522)       (154,366,430)       280,808,122         92,907,634
                                                             -----------        ------------        -----------         ----------
Total increase (decrease) in net assets                   (2,649,560,311)        299,274,288        280,891,170         92,868,966
Net assets at beginning of year                            5,919,840,831       5,620,566,543        782,488,584        689,619,618
                                                           -------------       -------------        -----------        -----------
Net assets at end of year                                $ 3,270,280,520      $5,919,840,831     $1,063,379,754    $   782,488,584
                                                         ===============      ==============     ==============    ===============
Undistributed (excess of distributions over)
  net investment income                                  $    (1,311,782)     $            1     $       38,370    $       (38,290)
                                                         ---------------       -------------     --------------    ---------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                               AXP VP - Diversified Equity
                                                                     Income Fund                    AXP VP - Emerging Markets Fund
Year ended Aug. 31,                                             2001                2000(a)              2001             2000(b)
Operations and distributions
Investment income (loss) -- net                             $    611,325         $   160,652        $    11,214       $    (6,567)
Net realized gain (loss) on investments                          935,098            (289,560)        (1,868,227)          (47,116)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                       (1,632,035)            945,865           (117,625)         (265,835)
                                                              ----------             -------           --------          --------
Net increase (decrease) in net assets
  resulting from operations                                      (85,612)            816,957         (1,974,638)         (319,518)
                                                                 -------             -------         ----------          --------
Distributions to shareholders from:
  Net investment income                                         (611,792)           (162,618)                --                --
  Tax return of capital                                               --                  --                 --            (4,272)
                                                                   -----               -----               ----            ------
Total distributions                                             (611,792)           (162,618)                --            (4,272)
                                                                --------            --------               ----            ------

Capital share transactions (Note 6)
Proceeds from sales                                           92,854,245          23,715,662          6,629,090         3,356,229
Reinvestment of distributions at net asset value                 339,812             102,383                 --             4,272
Payments for redemptions                                      (9,768,330)         (3,642,255)        (4,557,635)       (2,546,345)
                                                              ----------          ----------         ----------        ----------
Increase (decrease) in net assets from
  capital share transactions                                  83,425,727          20,175,790          2,071,455           814,156
                                                              ----------          ----------          ---------           -------
Total increase (decrease) in net assets                       82,728,323          20,830,129             96,817           490,366
Net assets at beginning of year                               22,781,967           1,951,838(c)       5,607,492         5,117,126(d)
                                                              ----------           ---------          ---------         ---------
Net assets at end of year                                   $105,510,290         $22,781,967        $ 5,704,309       $ 5,607,492
                                                            ============         ===========        ===========       ===========
Undistributed (excess of distributions over)
  net investment income                                     $    (15,496)        $       470        $        --       $        --
                                                            ------------         -----------        -----------       -----------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $48,162 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
(d) Initial capital of $5,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $117,126 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).


                                                                         AXP VP - Equity
                                                                           Select Fund               AXP VP - Extra Income Fund
Year ended Aug. 31,                                                            2001(a)                 2001                2000
Operations and distributions
Investment income (loss) -- net                                           $   (10,149)           $   65,147,355      $  63,963,928
Net realized gain (loss) on investments                                      (115,264)              (94,307,791)       (36,041,436)
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                          (528,321)               17,805,073        (37,938,667)
                                                                             --------                ----------        -----------
Net increase (decrease) in net assets
  resulting from operations                                                  (653,734)              (11,355,363)       (10,016,175)
                                                                             --------               -----------        -----------
Distributions to shareholders from:
  Net investment income                                                            --               (63,606,197)       (63,640,261)
                                                                                -----                -----------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                                        13,564,420               125,002,446        111,860,734
Reinvestment of distributions at net asset value                                   --                64,378,242         57,892,926
Payments for redemptions                                                   (1,343,355)             (100,064,441)      (139,567,473)
                                                                           ----------              ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                               12,221,065                89,316,247         30,186,187
                                                                           ----------                ----------         ----------
Total increase (decrease) in net assets                                    11,567,331                14,354,687        (43,470,249)
Net assets at beginning of year                                             2,053,379(b)            594,567,627        638,037,876
                                                                            ---------               -----------        -----------
Net assets at end of year                                                 $13,620,710            $  608,922,314      $ 594,567,627
                                                                          ===========            ==============      =============
Undistributed (excess of distributions over)
  net investment income                                                   $        --            $      286,861      $    (953,626)
                                                                          -----------            --------------      -------------

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) Initial capital of $2,000,000 was contributed on April 26, 2001. The Fund had an increase in net assets resulting from operations of $53,379 during the period from April 26, 2001 to May 1, 2001 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                              AXP VP - Federal Income Fund           AXP VP - Global Bond Fund
Year ended Aug. 31,                                             2001               2000(a)             2001               2000
Operations and distributions
Investment income (loss) -- net                             $  3,089,285        $  1,415,145       $  8,272,166       $  9,022,842
Net realized gain (loss) on investments                          199,900             (81,013)        (3,553,295)        (3,871,178)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                        1,883,044             138,567          7,907,861         (8,771,892)
                                                               ---------             -------          ---------         ----------
Net increase (decrease) in net assets
  resulting from operations                                    5,172,229           1,472,699         12,626,732         (3,620,228)
                                                               ---------           ---------         ----------         ----------
Distributions to shareholders from:
  Net investment income                                       (3,091,592)         (1,420,833)        (4,606,500)        (6,087,281)
  Net realized gain                                                 (116)                 --                 --                 --
                                                               ---------           ---------         ----------         ----------
Total distributions                                           (3,091,708)         (1,420,833)        (4,606,500)        (6,087,281)
                                                              ----------          ----------         ----------         ----------

Capital share transactions (Note 6)
Proceeds from sales                                           82,552,291          51,592,615         33,292,605         27,391,610
Reinvestment of distributions at net asset value               2,904,343           1,249,119          4,511,911          5,481,547
Payments for redemptions                                     (18,142,330)        (25,830,856)       (31,673,167)       (43,273,645)
                                                             -----------         -----------        -----------        -----------
Increase (decrease) in net assets from
  capital share transactions                                  67,314,304          27,010,878          6,131,349        (10,400,488)
                                                              ----------          ----------          ---------        -----------
Total increase (decrease) in net assets                       69,394,825          27,062,744         14,151,581        (20,107,997)
Net assets at beginning of year                               37,080,339          10,017,595(b)     177,318,234        197,426,231
                                                              ----------          ----------        -----------        -----------
Net assets at end of year                                   $106,475,164        $ 37,080,339       $191,469,815       $177,318,234
                                                            ============        ============       ============       ============
Undistributed (excess of distributions over)
  net investment income                                     $         --        $      2,307       $  1,148,955       $    (69,768)
                                                             -----------        ------------       ------------       ------------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $10,000,000 was contributed on Sept. 10, 1999. The Fund had an increase in net assets resulting from operations of $17,595 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).


                                                                  AXP VP - Growth Fund             AXP VP - International Fund
Year ended Aug. 31,                                            2001                 2000(a)           2001               2000
Operations and distributions
Investment income (loss) -- net                            $    (377,905)       $    (68,175)   $     5,493,944    $     6,822,565
Net realized gain (loss) on investments                      (50,507,065)         (2,067,357)      (511,319,846)       402,010,033
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                      (94,509,206)         23,048,568       (337,202,909)       (80,050,249)
                                                             -----------          ----------       ------------        -----------
Net increase (decrease) in net assets
  resulting from operations                                 (145,394,176)         20,913,036       (843,028,811)       328,782,349
                                                            ------------          ----------       ------------        -----------
Distributions to shareholders from:
  Net investment income                                               --                  --         (5,512,064)                --
  Net realized gain                                                   --             (21,500)      (408,041,324)      (358,133,126)
  Excess distributions from net
  investment income (Note 1)                                          --                  --         (8,206,027)                --
                                                                 -------               -----         ----------              -----
Total distributions                                                   --             (21,500)      (421,759,415)      (358,133,126)
                                                               ---------             -------       ------------       ------------

Capital share transactions (Note 6)
Proceeds from sales                                          135,579,014         176,740,005        234,314,455        320,452,991
Reinvestment of distributions at net asset value                      --              21,500        416,274,714        358,133,126
Payments for redemptions                                      (8,042,894)         (4,834,742)      (464,642,918)      (481,511,642)
                                                              ----------          ----------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 127,536,120         171,926,763        185,946,251        197,074,475
                                                             -----------         -----------        -----------        -----------
Total increase (decrease) in net assets                      (17,858,056)        192,818,299     (1,078,841,975)       167,723,698
Net assets at beginning of year                              194,762,760           1,944,461(b)   2,388,754,491      2,221,030,793
                                                             -----------           ---------      -------------      -------------
Net assets at end of year                                  $ 176,904,704        $194,762,760    $ 1,309,912,516     $2,388,754,491
                                                           =============        ============    ===============     ==============
Undistributed (excess of distributions over)
  net investment income                                    $          --        $         --    $      (181,406)    $       18,120
                                                           -------------        ------------    ---------------     --------------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $55,539 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                                AXP VP - Managed Fund              AXP VP - New Dimensions Fund
Year ended Aug. 31,                                           2001                  2000               2001               2000
Operations and distributions
Investment income (loss) -- net                          $   109,178,811      $  123,064,159    $     5,667,061     $    7,090,644
Net realized gain (loss) on investments                      220,281,576         309,113,951       (254,409,564)       343,701,333
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                   (1,300,681,441)        444,957,506     (1,644,598,334)       951,943,591
                                                          --------------         -----------     --------------        -----------
Net increase (decrease) in net assets
  resulting from operations                                 (971,221,054)        877,135,616     (1,893,340,837)     1,302,735,568
                                                            ------------         -----------     --------------      -------------
Distributions to shareholders from:
  Net investment income                                      (98,962,920)       (123,017,644)        (5,302,433)        (7,206,757)
  Net realized gain                                         (302,887,014)       (227,051,206)      (349,235,295)       (34,324,740)
                                                            ------------        ------------       ------------        -----------
Total distributions                                         (401,849,934)       (350,068,850)      (354,537,728)       (41,531,497)
                                                            ------------        ------------       ------------        -----------

Capital share transactions (Note 6)
Proceeds from sales                                          116,758,124         187,325,532        503,794,426        855,882,656
Reinvestment of distributions at
  net asset value                                            412,774,099         318,257,555        354,346,255         40,024,565
Payments for redemptions                                    (620,315,746)       (855,460,704)      (282,156,566)      (131,113,528)
                                                            ------------        ------------       ------------       ------------
Increase (decrease) in net assets from
  capital share transactions                                 (90,783,523)       (349,877,617)       575,984,115        764,793,693
                                                             -----------        ------------        -----------        -----------
Total increase (decrease) in net assets                   (1,463,854,511)        177,189,149     (1,671,894,450)     2,025,997,764
Net assets at beginning of year                            5,222,919,985       5,045,730,836      5,564,222,410      3,538,224,646
                                                           -------------       -------------      -------------      -------------
Net assets at end of year                                $ 3,759,065,474      $5,222,919,985    $ 3,892,327,960     $5,564,222,410
                                                         ===============      ==============    ===============     ==============
Undistributed (excess of distributions over)
  net investment income                                  $     1,279,755      $   (8,517,689)   $       182,164     $     (182,317)
                                                         ---------------      --------------    ---------------     --------------

                                                                         AXP VP - Partners
                                                                      Small Cap Value Fund         AXP VP - S&P 500 Index Fund
Year ended Aug. 31,                                                           2001(a)                  2001             2000(b)
Operations and distributions
Investment income (loss) -- net                                            $   (2,267)             $    322,649       $    35,793
Net realized gain (loss) on investments                                            --                  (602,036)           55,131
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                           (84,704)              (10,412,119)          656,987
                                                                              -------               -----------           -------
Net increase (decrease) in net assets
  resulting from operations                                                   (86,971)              (10,691,506)          747,911
                                                                              -------               -----------           -------
Distributions to shareholders from:
   Net investment income                                                           --                  (321,521)          (45,004)
   Net realized gain                                                               --                   (58,609)               --
                                                                                 ----                   -------              ----
Total distributions                                                                --                  (380,130)          (45,004)
                                                                                 ----                  --------           -------

Capital share transactions (Note 6)
Proceeds from sales                                                           866,506                55,760,130        10,618,952
Reinvestment of distributions at net asset value                                   --                   289,786            19,003
Payments for redemptions                                                           --               (10,084,873)         (390,158)
                                                                                 ----               -----------          --------
Increase (decrease) in net assets from
  capital share transactions                                                  866,506                45,965,043        10,247,797
                                                                              -------                ----------        ----------
Total increase (decrease) in net assets                                       779,535                34,893,407        10,950,704
Net assets at beginning of year                                             4,005,408(c)             21,008,667        10,057,963(d)
                                                                            ---------                ----------        ----------
Net assets at end of year                                                  $4,784,943              $ 55,902,074       $21,008,667
                                                                           ==========              ============       ===========
Undistributed (excess of distributions over)
  net investment income                                                    $       --              $      4,927       $     3,799
                                                                           ----------              ------------       -----------


(a) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Initial capital of $4,000,000 was contributed on Aug. 2, 2001. The Fund had an increase in net assets resulting from operations of $5,408 during the period from Aug. 2, 2001 to Aug. 14, 2001 (date the Fund became available).
(d) Initial capital of $10,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $57,963 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

American Express Variable Portfolio Funds

                                                              AXP VP - Small Cap Advantage Fund          AXP VP - Stock Fund
Year ended Aug. 31,                                              2001                2000(a)                  2001(b)
Operations and distributions
Investment income (loss) -- net                              $   (33,650)        $   (33,076)             $      866
Net realized gain (loss) on investments                       (2,644,285)            979,929                  (6,883)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                       (3,904,322)          2,398,169                 (53,195)
                                                              ----------           ---------                 -------
Net increase (decrease) in net assets
  resulting from operations                                   (6,582,257)          3,345,022                 (59,212)
                                                              ----------           ---------                 -------
Distributions to shareholders from:
   Net investment income                                          (3,626)                 --                  (2,137)
   Net realized gain                                          (1,082,370)            (51,500)                     --
                                                              ----------             -------
Total distributions                                           (1,085,996)            (51,500)                 (2,137)
                                                              ----------             -------                  ------

Capital share transactions (Note 6)
Proceeds from sales                                           29,983,806          31,835,984                  80,732
Reinvestment of distributions at net asset value               1,085,996              51,500                      --
Payments for redemptions                                      (5,272,551)         (7,049,658)                     --
                                                              ----------          ----------                    ----
Increase (decrease) in net assets from
  capital share transactions                                  25,797,251          24,837,826                  80,732
                                                              ----------          ----------                  ------
Total increase (decrease) in net assets                       18,128,998          28,131,348                  19,383
Net assets at beginning of year                               31,101,148           2,969,800(c)            1,964,697(d)
                                                              ----------           ---------               ---------
Net assets at end of year                                    $49,230,146         $31,101,148              $1,984,080
                                                             ===========         ===========              ==========
Undistributed net investment income                          $     1,720         $       906              $      188
                                                             -----------         -----------              ----------

(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from Aug.13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Initial capital of $3,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $30,200 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
(d) Initial capital of $2,000,000 was contributed on Aug. 2, 2001. The Fund had a decrease in net assets resulting from operations of $35,303 during the period from Aug. 2, 2001 to Aug. 13, 2001 (date the Fund became available).


                                                                                                 AXP VP - Strategy Aggressive Fund

Year ended Aug. 31,                                                                                  2001                2000
Operations and distributions
Investment income (loss) -- net                                                                 $     2,693,368     $    1,324,518
Net realized gain (loss) on investments                                                            (712,183,970)       965,224,198
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                            (1,515,699,404)       971,335,686
                                                                                                 --------------        -----------
Net increase (decrease) in net assets resulting from operations                                  (2,225,190,006)     1,937,884,402
                                                                                                 --------------      -------------
Distributions to shareholders from:
   Net investment income                                                                             (4,199,226)            (6,259)
   Net realized gain                                                                               (979,638,932)      (252,883,137)
                                                                                                   ------------       ------------
Total distributions                                                                                (983,838,158)      (252,889,396)
                                                                                                   ------------       ------------
Capital share transactions (Note 6)
Proceeds from sales                                                                                 232,145,175        355,616,461
Reinvestment of distributions at net asset value                                                    981,016,852        254,972,408
Payments for redemptions                                                                           (386,518,713)      (426,011,593)
                                                                                                   ------------       ------------
Increase (decrease) in net assets from capital share transactions                                   826,643,314        184,577,276
                                                                                                    -----------        -----------
Total increase (decrease) in net assets                                                          (2,382,384,850)     1,869,572,282
Net assets at beginning of year                                                                   4,196,894,262      2,327,321,980
                                                                                                  -------------      -------------
Net assets at end of year                                                                       $ 1,814,509,412     $4,196,894,262
                                                                                                ===============     ==============
Undistributed (excess of distributions over) net investment income                              $      (389,644)    $    1,122,817
                                                                                                ---------------     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
59   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Notes to Financial Statements

American Express Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - S&P 500 Index Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Funds became available Sept. 15, 1999. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock at $10 per share, which represented the initial capital in each
Fund:

Fund                                                Number of shares
AXP VP - Blue Chip Advantage Fund                       200,000
AXP VP - Diversified Equity Income Fund                 200,000
AXP VP - Federal Income Fund                          1,000,000
AXP VP - Growth Fund                                    200,000
AXP VP - Small Cap Advantage Fund                       300,000

The following Funds became available on May 1, 2000. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in each Fund:

Fund                                                Number of shares
AXP VP - Emerging Markets Fund                          500,000
AXP VP - S&P 500 Index Fund                           1,000,000

The following Fund became available on May 1, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                Number of shares
AXP VP - Equity Select Fund                             200,000

The following Fund became available on Aug. 13, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                Number of shares
AXP VP - Stock Fund                                     200,000

The following Fund became available on Aug. 14, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                               Number of shares
AXP VP - Partners Small Cap Value Fund                 400,000

The primary investments of each Fund are as follows:

AXP VP - Blue Chip Advantage Fund invests primarily in common stocks of companies that are included in the Standard & Poor's 500
         Composite Stock Price Index (S&P 500).

AXP VP - Bond Fund invests primarily in bonds and other debt obligations.

AXP VP - Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock.

AXP VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper.

AXP VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

AXP VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

AXP VP - Equity Select Fund invests primarily in growth stocks of medium-sized companies.

AXP VP - Extra Income Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

AXP VP - Federal Income Fund invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers.

AXP VP - Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

AXP VP - International Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.

AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities.

--------------------------------------------------------------------------------
60  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth.

AXP VP - Partners Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500 Index.

AXP VP - Small Cap Advantage Fund invests primarily in equity securities of small companies.

AXP VP - Stock Fund invests primarily in common stocks and securities convertible into common stocks.

AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

Shares of each Fund are sold through the purchase of a variable annuity contract or life insurance policy.

Each Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except AXP VP - Cash Management Fund, may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
61   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Illiquid securities
As of Aug. 31, 2001, investments in securities for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2001, was $6,989,261, $16,478,067, $1,505,750 and
$84,196,660, representing 0.43%, 2.71%, 0.04% and 4.64% of net assets for AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Managed Fund and AXP VP - Strategy Aggressive Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2001, AXP VP - Bond Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund had entered into outstanding when-issued or forward commitments of $97,358,160, $15,752,199 and $6,483,592, respectively.

These Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by AXP VP - Strategy Aggressive Fund on a forward-commitment basis can take place one month or more after the transaction date. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2001, the Fund had entered into outstanding forward-commitments of $5,700,000.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

--------------------------------------------------------------------------------
62   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                            AXP VP -     AXP VP -      AXP VP -       AXP VP -         AXP VP -      AXP VP -
                                            Blue Chip      Bond         Capital         Cash          Diversified    Emerging
                                            Advantage      Fund        Resource      Management      Equity Income    Markets
                                              Fund                       Fund           Fund             Fund          Fund

Accumulated net
  realized gain (loss)                         $--      $(618,606)        $--            $--           $ 15,499      $(41,578)
Undistributed net
  investment income                             --       (618,606)         --             --            (15,499)      (11,214)
                                               ---       --------         ---            ---            -------       -------
Additional paid-in
  capital reduction (increase)                 $--      $      --         $--            $--            $    --      $ 30,364
                                               ---       --------         ---            ---            -------       -------

                                            AXP VP -       AXP VP -     AXP VP -       AXP VP -         AXP VP -      AXP VP -
                                          Equity Select  Extra Income    Federal      Global Bond        Growth     International
                                              Fund          Fund         Income          Fund             Fund          Fund
                                                                          Fund
Accumulated net
  realized gain (loss)                       $   --     $(300,671)        $--       $(2,446,943)       $     --     $8,321,049
Undistributed net
  investment income                           8,941      (300,671)         --        (2,446,943)        377,905      8,024,621
                                              -----      --------         ---        ----------         -------      ---------
Additional paid-in
  capital reduction (increase)               $8,941     $      --         $--       $        --        $377,905     $ (296,428)
                                              -----      --------         ---        ----------         -------      ---------

                                       AXP VP -     AXP VP -      AXP VP -      AXP VP -     AXP VP -    AXP VP -     AXP VP -
                                        Managed        New        Partners       S&P 500     Small Cap     Stock      Strategy
                                         Fund      Dimensions     Small Cap       Index      Advantage     Fund      Aggressive
                                                      Fund          Value         Fund         Fund                     Fund
                                                                    Fund
Accumulated net
  realized gain (loss)                 $ 418,447     $(147)         $ --           $--       $(13,612)     $ --       $(6,603)
Undistributed net
  investment income                     (418,447)     (147)          588            --         38,090       188        (6,603)
                                        --------      ----           ---            --         ------       ---        ------
Additional paid-in
  capital reduction (increase)         $     --      $  --          $588           $--       $ 51,702      $188       $    --
                                       --------      -----          ----           ---       --------      ----       -------

Dividends
As of Aug. 31, 2001, dividends declared for each Fund payable Sept. 4, 2001 are as follows:

Fund                                                    Amount per share
AXP VP - Blue Chip Advantage Fund                            $0.012
AXP VP - Bond Fund                                            0.051
AXP VP - Capital Resource Fund                                0.026
AXP VP - Cash Management Fund                                 0.003
AXP VP - Diversified Equity Income Fund                       0.032
AXP VP - Extra Income Fund                                    0.056
AXP VP - Federal Income Fund                                  0.038
AXP VP - Global Bond Fund                                     0.036
AXP VP - International Fund                                   0.035
AXP VP - Managed Fund                                         0.085
AXP VP - New Dimensions Fund                                  0.007
AXP VP - S&P 500 Index Fund                                   0.016
AXP VP - Stock Fund                                           0.010
AXP VP - Strategy Aggressive Fund                             0.013

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP - Bond Fund, AXP VP - Cash Management Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP
- Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Partners Small Cap Value Fund, AXP VP -S&P 500 Index Fund, AXP VP-- Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
63   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

2. EXPENSES
The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                    Percentage range
AXP VP - Blue Chip Advantage Fund                       0.560% to 0.470%
AXP VP - Bond Fund                                      0.610% to 0.535%
AXP VP - Capital Resource Fund                          0.630% to 0.570%
AXP VP - Cash Management Fund                           0.510% to 0.440%
AXP VP - Diversified Equity Income Fund                 0.560% to 0.470%
AXP VP - Emerging Markets Fund                          1.170% to 1.095%
AXP VP - Equity Select Fund                             0.650% to 0.560%
AXP VP - Extra Income Fund                              0.620% to 0.545%
AXP VP - Federal Income Fund                            0.610% to 0.535%
AXP VP - Global Bond Fund                               0.840% to 0.780%
AXP VP - Growth Fund                                    0.630% to 0.570%
AXP VP - International Fund                             0.870% to 0.795%
AXP VP - Managed Fund                                   0.630% to 0.550%
AXP VP - New Dimensions Fund                            0.630% to 0.570%
AXP VP - Partners Small Cap Value Fund                  1.020% to 0.920%
AXP VP - S&P 500 Index Fund                             0.290% to 0.260%
AXP VP - Small Cap Advantage Fund                       0.790% to 0.650%
AXP VP - Stock Fund                                     0.560% to 0.470%
AXP VP - Strategy Aggressive Fund                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The index name, maximum percentage adjustment and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2001 (effective Dec. 1, 2000 for AXP VP - Emerging Markets Fund) are as follows:

Fund                                                Maximum                   Index                        Increase
                                                  percentage                  name                        (decrease)
                                                  adjustment
AXP VP - Blue Chip Advantage Fund                   0.08%      Lipper Large-Cap Core Index                  $(13,523)
AXP VP - Diversified Equity Income Fund             0.08%      Lipper Equity Income Funds Index               (3,309)
AXP VP - Emerging Markets Fund                      0.12%      Lipper Emerging Markets Funds Index              (357)
AXP VP - Equity Select Fund                         0.12%      Lipper Multi-Cap Growth Index                      --
AXP VP - Growth Fund                                0.12%      Lipper Large-Cap Growth Index                 (24,460)
AXP VP - Partners Small Cap Value Fund              0.12%      Lipper Small-Cap Value Funds Index                 --
AXP VP - Small Cap Advantage Fund                   0.12%      Lipper Small-Cap Core Index                   (24,746)
AXP VP - Stock Fund                                 0.08%      Lipper Large-Cap Core Index                        --

The first adjustment for AXP VP - Equity Select Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - Stock Fund will be made on Feb. 1, 2002 and will cover the six-month period beginning Sept. 1, 2001.

IDS Life, in turn, pays to AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and AXP VP - S&P 500 Index Fund and 0.25% for each remaining Fund. AEFC has Sub-investment Advisory Agreements with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC and Kenwood Capital Management LLC, an indirect subsidiary of AEFC, Royce & Associates, Inc. (Royce), a wholly-owned subsidiary of Legg Mason and EQSF Advisers, Inc. (Third Avenue), an indirect subsidiary of AEFC.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

--------------------------------------------------------------------------------
64   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                    Percentage range
AXP VP - Blue Chip Advantage Fund                       0.040% to 0.020%
AXP VP - Bond Fund                                      0.050% to 0.025%
AXP VP - Capital Resource Fund                          0.050% to 0.030%
AXP VP - Cash Management Fund                           0.030% to 0.020%
AXP VP - Diversified Equity Income Fund                 0.040% to 0.020%
AXP VP - Emerging Markets Fund                          0.100% to 0.050%
AXP VP - Equity Select Fund                             0.060% to 0.030%
AXP VP - Extra Income Fund                              0.050% to 0.025%
AXP VP - Federal Income Fund                            0.050% to 0.025%
AXP VP - Global Bond Fund                               0.060% to 0.040%
AXP VP - Growth Fund                                    0.050% to 0.030%
AXP VP - International Fund                             0.060% to 0.035%
AXP VP - Managed Fund                                   0.040% to 0.020%
AXP VP - New Dimensions Fund                            0.050% to 0.030%
AXP VP - Partners Small Cap Value Fund                  0.080% to 0.055%
AXP VP - S&P 500 Index Fund                             0.080% to 0.065%
AXP VP - Small Cap Advantage Fund                       0.060% to 0.035%
AXP VP - Stock Fund                                     0.040% to 0.020%
AXP VP - Strategy Aggressive Fund                       0.060% to 0.035%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Through April 30, 2002, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                                       Percentage
AXP VP - Emerging Markets Fund                               1.750%
AXP VP - Equity Select Fund                                  1.100%
AXP VP - Partners Small Cap Value Fund                       1.500%
AXP VP - S&P 500 Index Fund                                  0.495%
AXP VP - Stock Fund                                          1.100%

Through Aug. 31, 2001, IDS Life and AEFC agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                                       Percentage
AXP VP - Blue Chip Advantage Fund                            0.950%
AXP VP - Diversified Equity Income Fund                      0.950%
AXP VP - Federal Income Fund                                 0.875%
AXP VP - Growth Fund                                         0.950%
AXP VP - Small Cap Advantage Fund                            1.225%

During the year ended Aug. 31, 2001, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                        Reduction
AXP VP - Blue Chip Advantage Fund                            $5,606
AXP VP - Bond Fund                                            1,346
AXP VP - Capital Resource Fund                                1,918
AXP VP - Cash Management Fund                                 3,739
AXP VP - Diversified Equity Income Fund                       8,735
AXP VP - Emerging Markets Fund                                6,612
AXP VP - Equity Select Fund                                   2,209
AXP VP - Extra Income Fund                                    1,384
AXP VP - Federal Income Fund                                  4,678
AXP VP - Global Bond Fund                                     2,714
AXP VP - Growth Fund                                          4,930
AXP VP - International Fund                                   2,554
AXP VP - Managed Fund                                         4,636
AXP VP - New Dimensions Fund                                    656
AXP VP - Partners Small Cap Value Fund                            9
AXP VP - S&P 500 Index Fund                                  14,876
AXP VP - Small Cap Advantage Fund                            11,713
AXP VP - Stock Fund                                               9
AXP VP - Strategy Aggressive Fund                             4,902

--------------------------------------------------------------------------------
65 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

3. SECURITIES TRANSACTIONS
For the year ended Aug. 31, 2001, cost of purchases and proceeds from sales of securities aggregated, respectively, $5,405,223,701 and $5,122,518,751 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                            Purchases            Proceeds
AXP VP - Blue Chip Advantage Fund            $  121,509,182       $   88,284,627
AXP VP - Bond Fund                            1,757,097,720        1,724,592,704
AXP VP - Capital Resource Fund                2,617,098,915        3,364,898,295
AXP VP - Diversified Equity Income Fund         103,055,415           27,659,523
AXP VP - Emerging Markets Fund                   11,355,507            9,725,993
AXP VP - Equity Select Fund                      12,654,463            1,432,159
AXP VP - Extra Income Fund                      579,794,269          469,564,734
AXP VP - Federal Income Fund                    113,476,956           52,627,006
AXP VP - Global Bond Fund                        72,470,865           58,638,905
AXP VP - Growth Fund                            212,571,354           77,511,647
AXP VP - International Fund                   4,624,175,608        4,851,258,561
AXP VP - Managed Fund                         2,733,134,572        3,068,723,863
AXP VP - New Dimensions Fund                  1,597,868,155        1,205,301,333
AXP VP - Partners Small Cap Value Fund              667,361                   --
AXP VP - S&P 500 Index Fund                      97,631,972           51,684,615
AXP VP - Small Cap Advantage                     76,171,014           51,868,450
AXP VP - Stock Fund                                 168,879               68,176
AXP VP - Strategy Aggressive Fund             4,108,668,335        4,161,951,539

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 2001 are as follows:

Fund                                                  Amount paid
AXP VP - Capital Resource Fund                         $603,162
AXP VP - Growth Fund                                        441
AXP VP - Managed Fund                                   186,633
AXP VP - New Dimensions Fund                             29,262
AXP VP - Strategy Aggressive Fund                       146,170


4. FOREIGN CURRENCY CONTRACTS
As of Aug. 31, 2001, AXP VP - Global Bond Fund, AXP VP - International Fund and AXP VP - Strategy Aggressive Fund had entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Global Bond Fund

                                   Currency to          Currency to            Unrealized       Unrealized
Exchange date                     be delivered          be received           appreciation     depreciation
Sept. 13, 2001                       3,300,000            2,941,290               $   --          $ 55,936
                        European Monetary Unit          U.S. Dollar
Sept. 17, 2001                       2,265,000              972,138                   --            16,951
                            New Zealand Dollar          U.S. Dollar
Sept. 20, 2001                       3,900,000            3,548,259                6,592                --
                        European Monetary Unit          U.S. Dollar
Sept. 24, 2001                       1,900,000            1,728,145                2,860                --
                        European Monetary Unit          U.S. Dollar
Nov. 14, 2001                      590,000,000            4,864,335                   --           127,192
                                  Japanese Yen          U.S. Dollar
Nov. 20, 2001                      528,000,000            4,443,902                   --            25,452
                                  Japanese Yen          U.S. Dollar
                                                                                  ------          --------
                                                                                  $9,452          $225,531
                                                                                  ------          --------

--------------------------------------------------------------------------------
66   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - International Fund

                                Currency to                  Currency to        Unrealized        Unrealized
Exchange date                  be delivered                  be received      appreciation       depreciation
Sept. 4, 2001                     1,142,421                    2,157,750      $       --            $7,445
                                U.S. Dollar            Australian Dollar
Oct. 31, 2001                    29,964,975                   34,240,990       1,100,462                --
                                U.S. Dollar       European Monetary Unit
Oct. 31, 2001                     9,683,509                   11,008,366         303,927                --
                                U.S. Dollar       European Monetary Unit
Oct. 31, 2001                    29,720,948                   33,758,460         906,710                --
                                U.S. Dollar       European Monetary Unit      ----------            ------
                                                                              $2,311,099            $7,445
                                                                              ----------            ------

AXP VP - Strategy Aggressive Fund

                                Currency to                  Currency to      Unrealized          Unrealized
Exchange date                  be delivered                  be received      appreciation       depreciation
Sept. 4, 2001                     5,626,730                    3,639,611          $9,697             $--
                            Canadian Dollar                  U.S. Dollar

5. LENDING OF PORTFOLIO SECURITIES
Presented below is information regarding securities on loan as of Aug. 31, 2001.

                                                               AXP VP -         AXP VP -       AXP VP -       AXP VP -
                                                                 Bond          Global Bond      Managed       Strategy
                                                                 Fund             Fund           Fund        Aggressive
                                                                                                                Fund
Value of securities on loan to brokers                         $2,813,550       $151,875      $102,357,550   $44,021,340
                                                               ----------       --------      ------------   -----------
Collateral received for securities loaned:
Cash                                                           $2,937,900       $159,000      $106,018,930   $44,340,000
U.S. government securities, at value                                   --             --                --            --
                                                               ----------       --------      ------------   -----------
Total collateral received for securities loaned                $2,937,900       $159,000      $106,018,930   $44,340,000
                                                               ----------       --------      ------------   -----------

Income from securities lending amounted to $35,999, $54,714, $1,634, $479,602, $297,854, $11,185, and $1,352,131 for AXP VP - Bond Fund, AXP VP - Capital Resource Fund, AXP VP - Global Bond Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, respectively, for the year ended Aug. 31, 2001.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                                      Year ended Aug. 31, 2001

                                              AXP VP -      AXP VP -         AXP VP -       AXP VP -        AXP VP -       AXP VP -
                                              Blue Chip       Bond            Capital         Cash         Diversified     Emerging
                                              Advantage       Fund           Resource      Management     Equity Income     Markets
                                                Fund                           Fund           Fund            Fund           Fund

Sold                                         4,578,047      20,474,405       3,268,646     1,141,853,439     8,994,259     850,549
Issued for reinvested distributions             62,379       9,473,695      20,207,526        43,992,712        33,297          --
Redeemed                                      (830,421)    (19,386,908)    (25,857,643)     (904,948,475)     (949,778)   (580,015)
                                              --------     -----------     -----------      ------------      --------    --------
Net increase (decrease)                      3,810,005      10,561,192      (2,381,471)      280,897,676     8,077,778     270,534
                                             ---------      ----------      ----------       -----------     ---------     -------


                                                                      Year ended Aug. 31, 2000

                                              AXP VP -      AXP VP -         AXP VP -       AXP VP -       AXP VP -       AXP VP -
                                              Blue Chip       Bond            Capital         Cash        Diversified     Emerging
                                              Advantage       Fund           Resource      Management    Equity Income     Markets
                                               Fund(a)                         Fund           Fund          Fund(a)        Fund(b)
Sold                                         6,275,074      11,026,927       4,592,964     1,024,333,621    2,417,294     340,753
Issued for reinvested distributions              4,449      10,298,958      17,347,021        37,096,618       10,531         447
Redeemed                                      (343,649)    (44,391,780)    (25,202,471)     (968,288,266)    (361,943)   (257,573)
                                              --------     -----------     -----------      ------------     --------    --------
Net increase (decrease)                      5,935,874     (23,065,895)     (3,262,486)       93,141,973    2,065,882      83,627
                                             ---------     -----------      ----------        ----------    ---------      ------

--------------------------------------------------------------------------------
67   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                                      Year ended Aug. 31, 2001

                                              AXP VP -       AXP VP -        AXP VP -           AXP VP -    AXP VP -     AXP VP -
                                               Equity          Extra          Federal            Global      Growth    International
                                               Select         Income          Income              Bond        Fund         Fund
                                               Fund(c)         Fund            Fund               Fund
Sold                                         1,359,718      17,537,045       8,067,542         3,494,915   13,821,210   21,489,411
Issued for reinvested distributions                 --       8,950,281         284,959           481,363           --   37,293,869
Redeemed                                      (136,198)    (14,013,580)     (1,781,550)       (3,338,032)    (982,335) (43,403,263)
                                              --------     -----------      ----------        ----------     --------  -----------
Net increase (decrease)                      1,223,520      12,473,746       6,570,951           638,246   12,838,875   15,380,017
                                             ---------      ----------       ---------           -------   ----------   ----------

                                                                      Year ended Aug. 31, 2000

                                                AXP VP -       AXP VP -        AXP VP -        AXP VP -     AXP VP -    AXP VP -
                                                 Equity          Extra          Federal         Global       Growth   International
                                                 Select         Income          Income           Bond        Fund(a)      Fund
                                                  Fund           Fund           Fund(a)          Fund
Sold                                               N/A      13,576,569       5,203,078         2,860,750   14,684,400   18,042,152
Issued for reinvested distributions                N/A       7,037,448         126,391           572,040        2,031   20,912,028
Redeemed                                           N/A     (16,917,745)     (2,604,643)       (4,516,817)    (413,358) (26,969,794)
                                                  ----     -----------      ----------        ----------     --------  -----------
Net increase (decrease)                            N/A       3,696,272       2,724,826        (1,084,027)  14,273,073   11,984,386
                                                  ----       ---------       ---------        ----------   ----------   ----------



                                                                      Year ended Aug. 31, 2001

                                  AXP VP -       AXP VP -      AXP VP -      AXP VP -        AXP VP -       AXP VP -      AXP VP -
                                   Managed          New        Partners       S&P 500        Small Cap        Stock       Strategy
                                    Fund        Dimensions     Small Cap       Index         Advantage       Fund(d)     Aggressive
                                                   Fund      Value Fund(e)     Fund            Fund                         Fund
Sold                          6,592,195        26,193,556       86,421       6,410,898       2,768,854       8,365       17,266,687
Issued for reinvested
  distributions              23,648,244        18,720,715           --          32,745         106,893          --       83,425,555
Redeemed                    (35,481,482)      (15,847,022)          --      (1,220,691)       (489,806)         --      (32,672,270)
                            -----------       -----------         ----      ----------        --------        ----      -----------
Net increase (decrease)      (5,241,043)       29,067,249       86,421       5,222,952       2,385,941       8,365       68,019,972
                             ----------        ----------       ------       ---------       ---------       -----       ----------

                                                                      Year ended Aug. 31, 2000

                               AXP VP -         AXP VP -        AXP VP -      AXP VP -       AXP VP -        AXP VP -      AXP VP -
                                Managed            New          Partners       S&P 500       Small Cap        Stock       Strategy
                                 Fund          Dimensions       Small Cap       Index        Advantage        Fund       Aggressive
                                                  Fund         Value Fund      Fund(b)        Fund(a)                       Fund
Sold                          9,538,432        38,564,707          N/A       1,060,656       2,832,461         N/A       14,937,839
Issued for reinvested
  distributions              16,977,247         1,934,546          N/A           1,955           5,023         N/A       13,299,832
Redeemed                    (43,382,143)       (5,751,240)         N/A         (38,184)       (665,949)        N/A      (18,755,998)
                            -----------        ----------          ---         -------        --------         ---      -----------
Net increase (decrease)     (16,866,464)       34,748,013          N/A       1,024,427       2,171,535         N/A        9,481,673
                            -----------        ----------          ---       ---------       ---------         ---        ---------


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(d) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(e) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

7. FUTURES CONTRACTS
As of Aug. 31, 2001, AXP VP - Blue Chip Advantage Fund's investments in securities included securities valued at $1,734,334 that were pledged as collateral to cover initial margin deposits on 113 open purchase stock index contracts. The market value of the open purchase contracts as of Aug. 31, 2001 was $6,413,315 with a net unrealized loss of $394,835. See "Summary of significant accounting policies."

As of Aug. 31, 2001, AXP VP - Federal Income Fund's investments in securities included securities valued at $210,810 that were pledged as collateral to cover initial margin deposits on 115 open sale interest rate futures contracts. The market value of the open sale contracts as of Aug. 31, 2001 was $12,191,250 with a net unrealized loss of $28,319. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
68   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

8. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2001 are as follows:

                                                                Calls
                                                        Contracts    Premium
Balance Aug. 31, 2000                                    17,700    $ 4,489,434
Opened                                                   81,600     15,692,826
Closed                                                   (8,200)    (1,720,967)
Exercised                                               (16,100)    (3,027,553)
Expired                                                 (40,250)    (8,720,637)
                                                        -------     ----------
Balance Aug. 31, 2001                                    34,750    $ 6,713,103
                                                         ------    -----------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - New Dimensions Fund during the year ended Aug. 31, 2001 are as follows:

                                     Calls                       Puts
                             Contracts    Premium       Contracts      Premium
Balance Aug. 31, 2000              --     $     --           --       $     --
Opened                          4,076      549,490        1,700        483,874
Closed                         (1,376)    (204,794)      (1,350)      (349,135)
Exercised                      (1,300)    (201,500)          --             --
Expired                        (1,400)    (143,196)        (350)      (134,739)
                               ------     --------         ----       --------
Balance Aug. 31, 2001              --     $     --           --       $     --
                               ------     --------         ----       --------
See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2001 are as follows:

                                  Calls                         Puts
                             Contracts   Premium        Contracts     Premium
Balance Aug. 31, 2000             600  $   103,196        2,650    $ 2,596,690
Opened                         22,135   10,983,594       18,620      7,446,293
Closed                        (15,520)  (7,794,240)     (13,255)    (5,632,136)
Exercised                          --           --       (3,250)    (1,839,918)
Expired                        (6,965)  (3,228,510)      (4,765)    (2,570,929)
                               ------   ----------       ------     ----------
Balance Aug. 31, 2001             250  $    64,040           --     $       --
                               ------   ----------       ------     ----------
See "Summary of significant accounting policies."

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Aug. 31, 2001:

Fund                                        Carry-over     Expiration date
AXP VP - Blue Chip Advantage Fund        $  14,103,510         2008-2010
AXP VP - Bond Fund                         117,820,101         2007-2010
AXP VP - Emerging Markets Fund               1,798,853         2008-2010
AXP VP - Equity Select Fund                     15,572              2009
AXP VP - Extra Income Fund                 157,254,819         2007-2010
AXP VP - Global Bond Fund                    6,990,665         2007-2010
AXP VP - Growth Fund                        49,827,348         2008-2010
AXP VP - International Fund                517,628,188              2010
AXP VP - New Dimensions Fund               260,168,215              2010
AXP VP - S&P500 Index Fund                     542,347         2009-2010
AXP VP - Small Cap Advantage Fund            1,999,380         2009-2010
AXP VP - Stock Fund                              6,881              2009
AXP VP - Strategy Aggressive Fund          734,114,311         2009-2010

It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carry-over has been offset or expires.

10. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

--------------------------------------------------------------------------------
69   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Blue Chip Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $11.62            $ 9.78
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .07               .02
Net gains (losses) (both realized and unrealized)                                  (3.47)             1.85
                                                                                   -----              ----
Total from investment operations                                                   (3.40)             1.87
                                                                                   -----              ----
Less distributions:
Dividends from net investment income                                                (.08)             (.03)
                                                                                    ----              ----
Net asset value, end of period                                                    $ 8.14            $11.62
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                              $81               $71
                                                                                     ---               ---
Ratio of expenses to average daily net assets(c,d)                                  .78%              .95%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                   .81%              .34%(f)
                                                                                    ---               ---
Portfolio turnover rate (excluding short-term securities)                           124%              226%
                                                                                    ---               ---
Total return(e)                                                                  (29.40%)           19.13%
                                                                                 ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                         $10.29       $10.56          $11.08          $11.99        $11.54
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .70          .75             .79             .88           .85
Net gains (losses) (both realized and unrealized)               .30         (.27)           (.52)           (.68)          .52
                                                                ---         ----            ----            ----           ---
Total from investment operations                               1.00          .48             .27             .20          1.37
                                                               ----          ---             ---             ---          ----
Less distributions:
Dividends from net investment income                           (.68)        (.75)           (.77)           (.85)         (.84)
Distributions from realized gains                                --           --            (.02)           (.26)         (.07)
Excess distributions from realized gains                         --           --              --              --          (.01)
                                                               ----          ---             ---             ---          ----
Total distributions                                            (.68)        (.75)           (.79)          (1.11)         (.92)
                                                               ----         ----            ----           -----          ----
Net asset value, end of period                               $10.61       $10.29          $10.56          $11.08        $11.99
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,626       $1,468          $1,750          $1,852        $1,923
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average
  daily net assets(b)                                          .80%         .79%            .68%            .67%          .68%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 6.72%        7.30%           7.22%           7.39%         7.18%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                       122%          70%             68%             48%           73%
                                                               ---           --              --              --            --
Total return(c)                                              10.07%        4.69%           2.40%           1.54%        12.24%
                                                             -----         ----            ----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
70   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                        $ 37.21       $34.62          $26.80          $27.97        $25.57
                                                            -------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .05          .01             .06             .11           .16
Net gains (losses) (both realized and unrealized)            (12.96)        6.20           10.28            (.54)         6.45
                                                             ------         ----           -----            ----          ----
Total from investment operations                             (12.91)        6.21           10.34            (.43)         6.61
                                                             ------         ----           -----            ----          ----
Less distributions:
Dividends from net investment income                           (.04)        (.01)           (.06)           (.11)         (.15)
Distributions from realized gains                             (3.39)       (3.61)          (2.46)           (.63)        (4.05)
Excess distributions from realized gains                         --           --              --              --          (.01)
                                                             ------         ----           -----            ----          ----
Total distributions                                           (3.43)       (3.62)          (2.52)           (.74)        (4.21)
                                                              -----        -----           -----            ----         -----
Net asset value, end of period                              $ 20.87       $37.21          $34.62          $26.80        $27.97
                                                            -------       ------          ------          ------        ------
Ratios/supplemental data

Net assets, end of period (in millions)                      $3,270       $5,920          $5,621          $4,453        $4,867
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .78%         .77%            .66%            .66%          .67%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .13%        (.02%)           .17%            .34%          .61%
                                                               ---         ----             ---             ---           ---
Portfolio turnover rate (excluding
  short-term securities)                                        62%          52%             56%             68%          110%
                                                                --           --              --              --           ---
Total return(c)                                             (36.48%)      19.26%          40.12%          (1.67%)       28.47%
                                                            ------         -----           -----           -----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000            1999            1998          1997
Net asset value, beginning of period                          $1.00        $1.00           $1.00           $1.00         $1.00
                                                              -----        -----           -----           -----         -----
Income from investment operations:
Net investment income (loss)                                    .05          .05             .05             .05           .05
                                                                ---          ---             ---             ---           ---
Less distributions:
Dividends from net investment income                           (.05)        (.05)           (.05)           (.05)         (.05)
                                                               ----         ----            ----            ----          ----
Net asset value, end of period                                $1.00        $1.00           $1.00           $1.00         $1.00
                                                              -----        -----           -----           -----         -----

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,063         $783            $690            $428          $421
                                                             ------         ----            ----            ----          ----
Ratio of expenses to average daily net assets(b)               .68%         .68%            .56%            .57%          .57%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 4.76%        5.38%           4.60%           5.13%         4.97%
                                                              ----         ----            ----            ----          ----
Total return(c)                                               4.94%        5.52%           4.72%           5.25%         5.05%
                                                              ----         ----            ----            ----          ----


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
71   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $10.05            $ 9.76
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .11               .10
Net gains (losses) (both realized and unrealized)                                    .15               .30
                                                                                     ---               ---
Total from investment operations                                                     .26               .40
                                                                                     ---               ---
Less distributions:
Dividends from net investment income                                                (.11)             (.11)
                                                                                    ----              ----
Net asset value, end of period                                                    $10.20            $10.05
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                             $106               $23
                                                                                    ----               ---
Ratio of expenses to average daily net assets(c,d)                                  .91%              .95%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                  1.49%             1.42%(f)
                                                                                   ----              ----
Portfolio turnover rate (excluding short-term securities)                            68%               53%
                                                                                     --                --
Total return(e)                                                                    2.56%             4.21%
                                                                                   ----              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Emerging Markets Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                       2001             2000(b)
Net asset value, beginning of period                                              $ 9.61            $10.23
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .01              (.01)
Net gains (losses) (both realized and unrealized)                                  (2.94)             (.60)
                                                                                   -----              ----
Total from investment operations                                                   (2.93)             (.61)
                                                                                   -----              ----
Less distributions:
Tax return of capital                                                                 --              (.01)
                                                                                   -----              ----
Net asset value, end of period                                                    $ 6.68            $ 9.61
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                               $6                $6
                                                                                      --                --
Ratio of expenses to average daily net assets(c,d)                                 1.75%             1.69%(f)
                                                                                   ----              ----
Ratio of net investment income (loss) to average daily net assets                   .20%             (.36%)(f)
                                                                                    ---              ----
Portfolio turnover rate (excluding short-term securities)                           203%               37%
                                                                                    ---                --
Total return(e)                                                                  (30.49%)           (6.03%)
                                                                                 ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 3.49% and 2.42% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
72   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Equity Select Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                        2001(b)
Net asset value, beginning of period                                $10.27
                                                                    ------
Income from investment operations:
Net investment income (loss)                                          (.01)
Net gains (losses) (both realized and unrealized)                     (.69)
                                                                      ----
Total from investment operations                                      (.70)
                                                                      ----
Net asset value, end of period                                      $ 9.57
                                                                    ------

Ratios/supplemental data
Net assets, end of period (in millions)                                $14
                                                                       ---
Ratio of expenses to average daily net assets(c,d)                   1.10%(f)
                                                                     ----
Ratio of net investment income (loss) to average daily net assets    (.45%)(f)
                                                                     ----
Portfolio turnover rate (excluding short-term securities)              19%
                                                                       --
Total return(e)                                                     (6.82%)
                                                                    -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 2.99% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Extra Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000           1999            1998           1997
Net asset value, beginning of period                          $7.76        $8.75          $ 9.54          $10.39        $ 9.77
                                                              -----        -----          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .79          .85             .92             .95           .88
Net gains (losses) (both realized and unrealized)              (.95)        (.99)           (.69)           (.80)          .62
                                                               ----         ----            ----            ----           ---
Total from investment operations                               (.16)        (.14)            .23             .15          1.50
                                                               ----         ----             ---             ---          ----
Less distributions:
Dividends from net investment income                           (.77)        (.85)           (.92)           (.95)         (.88)
Distributions from realized gains                                --           --            (.10)           (.05)           --
                                                               ----         ----             ---             ---          ----
Total distributions                                            (.77)        (.85)          (1.02)          (1.00)         (.88)
                                                               ----         ----           -----           -----          ----
Net asset value, end of period                                $6.83        $7.76          $ 8.75          $ 9.54        $10.39
                                                              -----        -----          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                        $609          $595           $638            $564          $320
                                                               ----          ----           ----            ----          ----
Ratio of expenses to average daily net assets(b)               .82%          .82%           .70%            .69%          .69%
                                                               ---           ---            ---             ---           ---
Ratio of net investment income (loss)
to average daily net assets                                  11.04%        10.35%         10.17%           9.21%         8.88%
                                                             -----         -----          -----            ----          ----
Portfolio turnover rate (excluding
short-term securities)                                          86%           63%            50%             66%          104%
                                                                --            --             --              --           ---
Total return(c)                                              (1.89%)       (1.59%)         2.61%           1.03%        16.80%
                                                             -----         -----           ----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
73   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                        2001            2000(b)
Net asset value, beginning of period                                              $ 9.95            $10.02
                                                                                  ------            ------
Income from investment operations:
Net investment income (loss)                                                         .52               .51
Net gains (losses) (both realized and unrealized)                                    .39              (.06)
                                                                                     ---              ----
Total from investment operations                                                     .91               .45
                                                                                     ---               ---
Less distributions:
Dividends from net investment income                                                (.52)             (.52)
                                                                                   ----               ----
Net asset value, end of period                                                    $10.34            $ 9.95
                                                                                  ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                             $106               $37
                                                                                    ----               ---
Ratio of expenses to average daily net assets(c,d)                                  .84%              .87%(f)
                                                                                    ---               ---
Ratio of net investment income (loss) to average daily net assets                  4.94%             5.49%(f)
                                                                                   ----              ----
Portfolio turnover rate (excluding short-term securities)                            95%               67%
                                                                                     --                --
Total return(e)                                                                    9.29%             4.64%
                                                                                   ----              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.


AXP VP - Global Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001         2000           1999            1998           1997
Net asset value, beginning of period                          $9.34        $9.84          $10.09          $10.32        $10.08
                                                              -----        -----          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .43          .32             .55             .60           .51
Net gains (losses) (both realized and unrealized)               .23         (.51)           (.29)           (.21)          .14
                                                                ---         ----            ----            ----           ---
Total from investment operations                                .66         (.19)            .26             .39           .65
                                                                ---         ----             ---             ---           ---
Less distributions:
Dividends from net investment income                           (.24)        (.31)           (.51)           (.58)         (.41)
Distributions from realized gains                                --           --              --            (.04)           --
                                                                ---         ----             ---             ---           ---
Total distributions                                            (.24)        (.31)           (.51)           (.62)         (.41)
                                                               ----         ----            ----            ----          ----
Net asset value, end of period                                $9.76        $9.34          $ 9.84          $10.09        $10.32
                                                              -----        -----          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                        $191         $177            $197            $183          $119
                                                               ----         ----            ----            ----          ----
Ratio of expenses to average daily net assets(b)              1.07%        1.07%            .96%            .95%          .97%
                                                              ----         ----             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 4.54%        4.81%           5.36%           5.81%         5.66%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                        34%          50%             56%             14%           36%
                                                                --           --              --              --            --
Total return(c)                                               7.14%       (1.90%)          2.50%           3.82%         6.47%
                                                              ----        -----            ----            ----          ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
74   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                        2001                    2000(b)
Net asset value, beginning of period                               $13.46                   $ 9.72
                                                                   ------                   ------
Income from investment operations:
Net investment income (loss)                                         (.01)                      --
Net gains (losses) (both realized and unrealized)                   (6.97)                    3.75
                                                                    -----                     ----
Total from investment operations                                    (6.98)                    3.75
                                                                    -----                     ----
Less distributions:
Tax return of capital                                                  --                     (.01)
                                                                      ---                     ----
Net asset value, end of period                                     $ 6.48                   $13.46
                                                                   ------                   ------

Ratios/supplemental data
Net assets, end of period (in millions)                              $177                     $195
                                                                     ----                     ----
Ratio of expenses to average daily net assets(c,d)                   .90%                     .95%(f)
                                                                     ---                      ---
Ratio of net investment income (loss)
  to average daily net assets                                       (.19%)                   (.09%)(f)
                                                                    ----                      ----
Portfolio turnover rate (excluding
  short-term securities)                                              41%                      17%
                                                                      --                       --
Total return(e)                                                   (51.87%)                  38.59%
                                                                  ------                    -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - International Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001        2000            1999            1998          1997
Net asset value, beginning of period                         $16.98       $17.26          $14.25          $14.09        $13.30
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .03          .06             .12             .14           .18
Net gains (losses) (both realized and unrealized)             (5.57)        2.50            3.04             .42          1.06
                                                              -----         ----            ----             ---          ----
Total from investment operations                              (5.54)        2.56            3.16             .56          1.24
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.03)        (.01)           (.07)           (.15)         (.17)
Distributions from realized gains                             (2.97)       (2.83)           (.08)           (.19)         (.28)
Excess distributions from net investment income                (.05)          --              --              --            --
Excess distributions from realized gains                         --           --              --            (.06)           --
                                                              -----         ----            ----             ---          ----
Total distributions                                           (3.05)       (2.84)           (.15)           (.40)         (.45)
                                                              -----        -----            ----            ----          ----
Net asset value, end of period                               $ 8.39       $16.98          $17.26          $14.25        $14.09
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,310       $2,389          $2,221          $2,023        $2,105
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)              1.04%        1.02%            .94%            .94%          .97%
                                                              ----         ----             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .31%         .27%            .70%            .94%         1.30%
                                                               ---          ---             ---             ---          ----
Portfolio turnover rate (excluding
  short-term securities)                                       278%         118%            102%             86%           91%
                                                               ---          ---             ---              --            --
Total return(c)                                             (36.90%)      14.74%          22.18%           4.09%         9.34%
                                                            ------        -----           -----            ----          ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
75   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                   2001        2000            1999            1998          1997
Net asset value, beginning of period                         $20.81       $18.84          $17.25          $18.87        $16.00
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .44          .47             .50             .49           .46
Net gains (losses) (both realized and unrealized)             (4.32)        2.85            3.29            (.12)         3.93
                                                              -----         ----            ----            ----          ----
Total from investment operations                              (3.88)        3.32            3.79             .37          4.39
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.39)        (.48)           (.49)           (.48)         (.45)
Distributions from realized gains                             (1.24)        (.87)          (1.71)          (1.50)        (1.06)
Excess distributions from net investment income                  --           --              --            (.01)         (.01)
                                                              -----        -----           -----           -----         -----
Total distributions                                           (1.63)       (1.35)          (2.20)          (1.99)        (1.52)
                                                              -----        -----           -----           -----         -----
Net asset value, end of period                               $15.30       $20.81          $18.84          $17.25        $18.87
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $3,759       $5,223          $5,046          $4,413        $4,445
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .76%         .75%            .63%            .64%          .64%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                 2.46%        2.37%           2.62%           2.56%         2.65%
                                                              ----         ----            ----            ----          ----
Portfolio turnover rate (excluding
  short-term securities)                                        63%          49%             44%             50%           72%
                                                                --           --              --              --            --
Total return(c)                                             (19.37%)      18.42%          22.98%           1.74%        27.50%
                                                            ------        -----           -----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2001         2000            1999            1998          1997
Net asset value, beginning of period                         $25.03       $18.87          $13.29          $12.95        $ 9.94
                                                             ------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .02          .03             .06             .08           .10
Net gains (losses) (both realized and unrealized)             (8.01)        6.34            5.60             .34          3.01
                                                              -----         ----            ----             ---          ----
Total from investment operations                              (7.99)        6.37            5.66             .42          3.11
                                                              -----         ----            ----             ---          ----
Less distributions:
Dividends from net investment income                           (.02)        (.04)           (.06)           (.08)         (.10)
Distributions from realized gains                             (1.53)        (.17)           (.02)             --            --
                                                              -----         ----            ----             ---           ---
Total distributions                                           (1.55)        (.21)           (.08)           (.08)         (.10)
                                                              -----         ----            ----            ----          ----
Net asset value, end of period                               $15.49       $25.03          $18.87          $13.29        $12.95
                                                             ------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $3,892       $5,564          $3,538          $1,960        $1,307
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .79%         .78%            .68%            .69%          .72%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .12%         .15%            .34%            .59%         1.04%
                                                               ---          ---             ---             ---          ----
Portfolio turnover rate (excluding
  short-term securities)                                        27%          28%             27%             34%           29%
                                                                --           --              --              --            --
Total return(c)                                             (33.05%)      34.01%          42.61%           3.19%        31.40%
                                                            ------        -----           -----            ----         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
76   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                          2001(b)
Net asset value, beginning of period                                  $10.01
                                                                      ------
Income from investment operations:
Net investment income (loss)                                            (.01)
Net gains (losses) (both realized and unrealized)                       (.16)
                                                                        ----
Total from investment operations                                        (.17)
                                                                        ----
Net asset value, end of period                                        $ 9.84
                                                                      ------

Ratios/supplemental data
Net assets, end of period (in millions)                                   $5
                                                                          --
Ratio of expenses to average daily net assets(c,d)                     1.50%(f)
                                                                       ----
Ratio of net investment income (loss) to average daily net assets     (1.15%)(f)
                                                                      -----
Portfolio turnover rate (excluding short-term securities)                 0%
                                                                          -
Total return(e)                                                       (1.77%)
                                                                      -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - S&P 500 Index Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                          2001             2000(b)
Net asset value, beginning of period                                                 $10.38            $10.06
                                                                                     ------            ------
Income from investment operations:
Net investment income (loss)                                                            .06               .02
Net gains (losses) (both realized and unrealized)                                     (2.65)              .33
                                                                                      -----               ---
Total from investment operations                                                      (2.59)              .35
                                                                                      -----               ---
Less distributions:
Dividends from net investment income                                                   (.06)             (.03)
Distributions from realized gains                                                      (.02)               --
                                                                                       ----               ---
Total distributions                                                                    (.08)             (.03)
                                                                                       ----              ----
Net asset value, end of period                                                       $ 7.71            $10.38
                                                                                     ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                                 $56               $21
                                                                                        ---               ---
Ratio of expenses to average daily net assets(c,d)                                     .49%              .48%(f)
                                                                                       ---               ---
Ratio of net investment income (loss) to average daily net assets                      .85%              .72%(f)
                                                                                       ---               ---
Portfolio turnover rate (excluding short-term securities)                              137%               44%
                                                                                       ---                --
Total return(e)                                                                     (24.96%)            3.49%
                                                                                    ------              ----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.31% and 1.57% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
77  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                                          2001             2000(b)
Net asset value, beginning of period                                                 $12.58            $ 9.90
                                                                                     ------            ------
Income from investment operations:
Net investment income (loss)                                                           (.01)             (.02)
Net gains (losses) (both realized and unrealized)                                     (2.09)             2.78
                                                                                      -----              ----
Total from investment operations                                                      (2.10)             2.76
                                                                                      -----              ----
Less distributions:
Distributions from realized gains                                                      (.35)             (.08)
                                                                                       ----              ----
Net asset value, end of period                                                       $10.13            $12.58
                                                                                     ------            ------

Ratios/supplemental data
Net assets, end of period (in millions)                                                 $49               $31
                                                                                        ---               ---
Ratio of expenses to average daily net assets(c,d)                                    1.16%             1.19%(f)
                                                                                      ----              ----
Ratio of net investment income (loss) to average daily net assets                     (.08%)            (.24%)(f)
                                                                                      ----              ----
Portfolio turnover rate (excluding short-term securities)                              152%              169%
                                                                                       ---               ---
Total return(e)                                                                     (16.68%)           28.19%
                                                                                    ------             -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
(c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the year ended Aug. 31, 2001 and for the period ended Aug. 31, 2000, respectively.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

AXP VP - Stock Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2001(b)
Net asset value, beginning of period                                    $9.82
                                                                        -----
Income from investment operations:
Net investment income (loss)                                              .01
Net gains (losses) (both realized and unrealized)                        (.30)
                                                                         ----
Total from investment operations                                         (.29)
                                                                         ----
Less distributions:
Dividends from net investment income                                     (.01)
                                                                         ----
Net asset value, end of period                                          $9.52
                                                                        -----

Ratios/supplemental data
Net assets, end of period (in millions)                                    $2
                                                                           --
Ratio of expenses to average daily net assets(c,d)                      1.10%(f)
                                                                        ----
Ratio of net investment income (loss) to average daily net assets        .90%(f)
                                                                         ---
Portfolio turnover rate (excluding short-term securities)                  4%
                                                                           -
Total return(e)                                                        (2.97%)
                                                                       -----


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 11.36% for the period ended Aug. 31, 2001.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
78  AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2001         2000            1999            1998          1997
Net asset value, beginning of period                        $ 27.82       $16.46          $13.10          $17.17        $16.04
                                                            -------       ------          ------          ------        ------
Income from investment operations:
Net investment income (loss)                                    .01          .01             .05             .01           .08
Net gains (losses) (both realized and unrealized)            (13.01)       13.17            4.36           (2.57)         2.84
                                                             ------        -----            ----           -----          ----
Total from investment operations                             (13.00)       13.18            4.41           (2.56)         2.92
                                                             ------        -----            ----           -----          ----
Less distributions:
Dividends from net investment income                           (.02)          --            (.05)           (.01)         (.08)
Distributions from realized gains                             (6.51)       (1.82)          (1.00)          (1.49)        (1.71)
Excess distributions from realized gains                         --           --              --            (.01)           --
                                                             ------        -----            ----           -----          ----
Total distributions                                           (6.53)       (1.82)          (1.05)          (1.51)        (1.79)
                                                              -----        -----           -----           -----         -----
Net asset value, end of period                              $  8.29       $27.82          $16.46          $13.10        $17.17
                                                            -------       ------          ------          ------        ------

Ratios/supplemental data
Net assets, end of period (in millions)                      $1,815       $4,197          $2,327          $1,976        $2,427
                                                             ------       ------          ------          ------        ------
Ratio of expenses to average daily net assets(b)               .78%         .77%            .67%            .66%          .68%
                                                               ---          ---             ---             ---           ---
Ratio of net investment income (loss)
  to average daily net assets                                  .10%         .04%            .31%            .08%          .47%
                                                               ---          ---             ---             ---           ---
Portfolio turnover rate (excluding
  short-term securities)                                       166%         143%            207%            176%          218%
                                                               ---          ---             ---             ---           ---
Total return(c)                                             (53.61%)      84.97%          35.27%         (16.40%)       18.60%
                                                            ------        -----           -----          ------         -----

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
79   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Blue Chip Advantage Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (92.1%)
Issuer                                                  Shares          Value(a)

Aerospace & defense (0.6%)
United Technologies                                     6,600(e)        $451,440

Airlines (1.0%)
AMR                                                    12,400(b)         396,676
Delta Air Lines                                        10,300            397,580
Total                                                                    794,256

Banks and savings & loans (6.6%)
Bank of America                                        20,125          1,237,687
Bank of New York                                       13,800            547,860
FleetBoston Financial                                  19,336            712,145
Mellon Financial                                       15,700            553,425
U.S. Bancorp                                           34,649            839,892
Washington Mutual                                      21,750            814,320
Zions Bancorp                                          10,500            601,230
Total                                                                  5,306,559

Beverages & tobacco (5.2%)
Anheuser-Busch                                         19,650            845,736
Coca-Cola                                              25,550          1,243,519
PepsiCo                                                12,200            573,400
Philip Morris                                          23,100          1,094,940
UST                                                    14,500            478,500
Total                                                                  4,236,095

Chemicals (2.1%)
Dow Chemical                                           19,300            676,658
du Pont (EI) de Nemours                                18,100            741,557
Praxair                                                 6,800            320,076
Total                                                                  1,738,291

Communications equipment & services (0.3%)
Tellabs                                                18,250(b)         243,090

Computer software & services (4.0%)
Citrix Systems                                         10,300(b)         339,385
Microsoft                                              44,300(b)       2,527,315
Oracle                                                 27,100(b)         330,891
Total                                                                  3,197,591

Computers & office equipment (7.8%)
AOL Time Warner                                        36,900(b)       1,378,214
Certegy                                                 6,100(b)         209,596
Cisco Systems                                          69,260(b)       1,131,016
Compaq Computer                                        55,800            689,130
Dell Computer                                           7,000(b)         149,660
EMC                                                    41,010(b)         634,015
Equifax                                                12,200            317,566
First Data                                             10,500            691,425
Intl Business Machines                                  4,400            440,000
Juniper Networks                                        8,200(b)         114,800
Riverstone Networks                                    11,339(b)         107,494
Sanmina                                                15,500(b)         279,155
Solectron                                              15,480(b)         210,528
Total                                                                  6,352,599

Electronics (4.8%)
Analog Devices                                          4,400(b)         210,232
Applied Materials                                      16,200(b)         698,058
Intel                                                  40,660          1,136,854
Jabil Circuit                                           7,900(b)         182,569
PMC-Sierra                                              8,500(b)         261,375
Texas Instruments                                      24,000            794,400
Xilinx                                                 14,750(b)         575,840
Total                                                                  3,859,328

Energy (4.3%)
Apache                                                 11,600            544,388
Chevron                                                 9,890            897,518
Exxon Mobil                                            31,598          1,268,659
Kerr-McGee                                              4,500            262,845
Mirant                                                 16,600(b)         475,590
Total                                                                  3,449,000

Energy equipment & services (1.9%)
Halliburton                                            18,080            503,709
Schlumberger                                           13,100            641,900
Transocean Sedco Forex                                 14,750            426,275
Total                                                                  1,571,884

Financial services (5.6%)
Capital One Financial                                   6,200            344,782
Citigroup                                              33,313          1,524,069
Fannie Mae                                             12,950            986,920
Lehman Brothers Holdings                                6,320            414,908
MBNA                                                   20,660            718,142
Providian Financial                                    14,220            555,433
Total                                                                  4,544,254

Health care (12.0%)
Abbott Laboratories                                    10,700            531,790
Allergan                                                8,600            621,350
American Home Products                                 10,350            579,600
Amgen                                                  13,300(b)         855,190
Baxter Intl                                            16,086            830,038
Biogen                                                  3,800(b)         229,368
Biomet                                                 19,650            542,930
Bristol-Myers Squibb                                    3,350            188,069
Guidant                                                 8,200(b)         296,184
Johnson & Johnson                                      25,000          1,317,749
Medtronic                                              12,400            564,696
Merck & Co                                              5,950            387,345
Pfizer                                                 53,515          2,050,159
Pharmacia                                              19,800            784,080
Total                                                                  9,778,548

Health care services (2.5%)
HCA                                                    15,800            722,692
UnitedHealth Group                                     10,500            714,630
Wellpoint Health Networks                               5,400(b)         574,992
Total                                                                  2,012,314

Household products (1.4%)
Avon Products                                          11,100            512,043
Procter & Gamble                                        8,800            652,520
Total                                                                  1,164,563

Insurance (4.5%)
AFLAC                                                  11,100            305,472
American Intl Group                                    20,487          1,602,083
Hartford Financial Services
  Group                                                 7,000            453,600
Marsh & McLennan                                        7,340            681,886
St. Paul Companies                                     14,400            605,232
Total                                                                  3,648,273

Leisure time & entertainment (2.2%)
Disney (Walt)                                          18,050            459,012
Harley-Davidson                                         9,300            451,887
Viacom Cl B                                            20,505(b)         869,412
Total                                                                  1,780,311

Media (0.7%)
Clear Channel
  Communications                                       10,700(b)         537,889

Metals (1.7%)
Alcan                                                  16,400(c)         595,648
Alcoa                                                  21,400            815,768
Total                                                                  1,411,416

Miscellaneous (0.4%)
Convergys                                              12,400(b)         348,068

Multi-industry conglomerates (7.9%)
Danaher                                                 7,400            411,218
General Electric                                       78,970(e)       3,236,190
Minnesota Mining & Mfg                                  7,500            780,750
Robert Half Intl                                       10,200(b)         253,878
Textron                                                11,100            581,529
Tyco Intl                                              21,470(c)       1,115,367
Total                                                                  6,378,932

Real estate investment trust (0.8%)
Starwood Hotels &
  Resorts Worldwide                                    18,000            609,300

Restaurants & lodging (0.5%)
Marriott Intl Cl A                                      8,400            368,340

Retail (6.3%)
Best Buy                                               11,800(b)         695,964
Family Dollar Stores                                   19,600            588,000
Home Depot                                             28,000          1,286,600
Kroger                                                 33,455(b)         890,572
Safeway                                                 6,435(b)         290,283
Wal-Mart Stores                                        28,100          1,350,205
Total                                                                  5,101,624

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
80   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Blue Chip Advantage Fund

Issuer                                                 Shares           Value(a)

Utilities -- electric (0.9%)
Calpine                                                 9,650(b)        $318,643
Duke Energy                                            10,700            420,617
Total                                                                    739,260

Utilities -- gas (0.6%)
Dynegy Cl A                                             7,500            316,275
El Paso                                                 3,400            165,206
Total                                                                    481,481

Utilities -- telephone (5.5%)
BellSouth                                              25,780            961,594
SBC Communications                                     32,815          1,342,462
Sprint (FON Group)                                     35,300            823,902
Verizon Communications                                 25,850          1,292,500
Total                                                                  4,420,458

Total common stocks
(Cost: $82,661,622)                                                  $74,525,164

Short-term securities (8.1%)
Issuer                      Annualized              Amount            Value(a)
                           yield on date          payable at
                            of purchase            maturity

U.S. government agencies (7.4%)
Federal Home Loan Bank Disc Nt
  09-21-01                       3.67%             $900,000             $897,988
Federal Home Loan Mtge Corp Disc Nts
  09-11-01                       3.63               500,000              499,446
  11-15-01                       3.42             1,300,000            1,290,395
Federal Natl Mtge Assn Disc Nts
  09-13-01                       3.56               900,000              898,843
  09-18-01                       3.49               700,000              698,782
  10-04-01                       3.46             1,000,000              996,742
  11-21-01                       3.38               700,000              694,419
Total                                                                  5,976,615

Commercial paper (0.7%)
BellSouth
  10-25-01                       3.42              $600,000(d)           596,720

Total short-term securities
(Cost: $6,574,755)                                                    $6,573,335

Total investments in securities
(Cost: $89,236,377)(f)                                               $81,098,499

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.11% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     Type of security                                                Contracts
     Purchase contracts
     S&P 500 Index, Sept. 2001                                          113

(f) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $89,819,716 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $  2,723,791
     Unrealized depreciation                                    (11,445,008)
                                                                -----------
     Net unrealized depreciation                               $ (8,721,217)
                                                               ------------

--------------------------------------------------------------------------------
81   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities
AXP VP - Bond Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (91.0%)
Issuer                           Coupon             Principal           Value(a)
                                  rate               amount

Government obligations & agencies (11.9%)
Federal Republic of Brazil
  (U.S. Dollar)
   07-26-07                     11.25%           $9,000,000(c)        $8,392,500
Govt of Russia
  (Russian Ruble)
   06-16-99 (original
   maturity
   date)                           --             1,639,000(b,c)          55,718
   12-15-01                        --             7,793,000(b,c)         254,857
   02-06-02                        --             2,273,000(b,c)          77,541
   05-22-02                        --             2,273,000(b,c)          77,657
   06-05-02                        --             2,273,000(b,c)          77,680
   09-18-02                        --             2,273,000(b,c)          77,812
   10-09-02                        --             2,273,000(b,c)          76,715
   01-22-03                        --             2,273,000(b,c)          75,339
   02-05-03                        --             2,273,000(b,c)          75,385
   05-21-03                        --             2,273,000(b,c)          74,342
   06-04-03                        --             2,273,000(b,c)          74,373
   09-17-03                        --             2,273,000(b,c)          73,863
   10-08-03                        --             2,273,000(b,c)          71,166
   01-21-04                        --             2,273,000(b,c)          69,459
Russian Federation
  (U.S. Dollar)
   03-31-10                      8.25             7,000,000(c,d)       5,495,000
U.S. Treasury
   05-15-08                      5.63            30,250,000           31,805,153
   11-15-16                      7.50            97,300,000          118,675,837
  TIPS
   01-15-07                      3.38             5,000,000(o)         5,687,314
United Mexican States
  (U.S. Dollar)
   02-01-10                      9.88             5,000,000(c)         5,525,000
   01-14-11                      8.38            15,000,000(c)        15,290,700
Total                                                                192,083,411

Mortgage-backed securities (27.8%)
Federal Home Loan Mtge Corp
   05-01-07                      9.00             1,092,947            1,126,256
   03-01-13                      5.50             3,350,349            3,330,894
   04-01-15                      7.50            14,491,274           15,062,805
   08-01-24                      8.00             1,822,619            1,911,653
   01-01-25                      9.00               476,299              512,136
   07-01-28                      6.00             8,082,700            8,014,482
   09-01-28                      6.00            24,881,572           24,630,188
   12-01-29                      7.00            40,533,430           41,582,189
  Collateralized Mtge Obligation
   03-15-22                      7.00            10,455,000           10,658,042
   07-15-22                      7.00            12,940,000           13,404,805
Federal Natl Mtge Assn
   09-01-07                      8.50             1,920,163            2,004,451
   12-01-13                      5.50            11,552,286           11,471,096
   02-01-14                      5.50            18,918,434           18,764,849
   04-01-14                      5.50               166,996              165,822
   07-01-16                      6.00             6,201,214            6,229,823
   08-01-16                      6.00             4,976,273            4,999,231
   11-01-21                      8.00               194,218              204,926
   04-01-22                      8.00             1,273,822            1,339,105
   04-01-23                      8.50             2,459,260            2,632,935
   06-01-24                      9.00             2,400,407            2,611,031
   02-01-27                      7.50             5,776,315            5,985,707
   09-01-28                      6.50            11,504,935           11,591,222
   10-01-28                      6.00            16,846,032           16,651,291
   11-01-28                      6.00             7,602,282            7,514,399
   11-01-28                      6.50            16,878,278           17,044,735
   12-01-28                      6.00             3,368,422            3,334,220
   12-01-28                      6.50            20,078,516           20,229,105
   01-01-29                      6.50            16,505,289           16,629,079
   02-01-29                      6.00             8,661,398            8,573,454
   03-01-29                      6.50            20,959,185           21,140,614
   06-01-29                      6.00             5,065,853            5,009,533
   07-01-29                      6.00            25,000,000(g)        24,578,125
   07-01-29                      7.50            61,000,000(g)        62,868,125
   08-01-29                      7.00            10,000,000           10,196,876
   09-01-29                      6.00             4,964,657            4,909,463
   01-01-31                      7.50            18,559,438           19,127,728
   03-01-31                      7.50            14,308,677           14,755,823
  Collateralized Mtge Obligation
   05-18-26                      5.00            10,000,000            9,671,925
Total                                                                450,468,143

Aerospace & defense (0.3%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                      8.50               550,000(d)           566,500
Fairchild
  Company Guaranty
   04-15-09                     10.75             3,000,000            2,310,000
L-3 Communications
  Sr Sub Nts Series B
   05-01-07                     10.38             1,710,000            1,823,288
Total                                                                  4,699,788

Airlines (1.7%)
American Airlines
   11-23-17                      7.38             7,000,000(d)         7,350,490
Continental Airlines
  Series A
   09-15-17                      6.65             7,394,194            7,474,199
  Series D
   12-01-06                      7.57             5,600,000            5,774,720
Delta Air Lines
   12-15-09                      7.90             7,500,000            7,488,203
Total                                                                 28,087,612

Automotive & related (0.8%)
Dana
  Sr Nts
   08-15-11                      9.00             3,300,000(d)         3,333,000
Hayes Lemmerz Intl
  Company Guaranty Series B
   07-15-07                      9.13               530,000              328,600
Lear
  Company Guaranty Series B
   05-15-09                      8.11             7,500,000            7,709,625
MSX Intl
  Company Guaranty
   01-15-08                     11.38             2,300,000            2,113,125
Total                                                                 13,484,350

Banks and savings & loans (4.3%)
Bank of America
  Sub Nts
   01-15-11                      7.40             7,000,000            7,552,860
Bank of Singapore
  (U.S. Dollar) Sub Nts
   08-10-09                      7.88            12,000,000(c,d)      13,077,599
Cullen/Frost Capital
  Series A
   02-01-27                      8.42             5,000,000            4,795,500
FleetBoston Financial
   09-15-05                      7.25            11,500,000           12,287,175
Marshall & Ilsley
  Series E
   09-01-06                      5.75             4,900,000            4,923,275
Provident Trust
  Company Guaranty
   04-15-28                      8.29             5,500,000            4,763,897
Union Planters Bank
  Sub Nts
   03-15-08                      6.50             5,000,000            4,939,680
Washington Mutual Bank
   06-15-11                      6.88             9,700,000           10,088,495
Wells Fargo
  Sub Nts
   08-01-11                      6.38             6,000,000            6,066,660
Total                                                                 68,495,141

Building materials & construction (3.3%)
Louisiana Pacific
  Sr Nts
   11-15-08                     10.88               990,000              999,900
Masco
   10-01-01                      9.00             5,000,000            5,015,093
   05-03-04                      6.00             9,800,000            9,975,420
Nortek
  Sr Nts Series B
   03-15-07                      9.25               250,000              250,938
   09-01-07                      9.13             1,670,000            1,670,000
   08-01-08                      8.88             2,000,000            1,972,500
Potlatch
  Sr Sub Nts
   07-15-11                     10.00             2,570,000(d)         2,692,075

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
82   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
                               rate               amount

Building materials & construction (cont.)
Pulte Homes
  Sr Nts
   08-01-11                      7.88%          $10,000,000(d)       $10,070,800
Schuler Homes
  Sr Nts
   07-15-09                      9.38             3,000,000(d)         3,045,000
Toll
  Company Guaranty
   02-01-09                      8.13             3,000,000            2,977,500
WCI Communities
  Company Guaranty
   02-15-11                     10.63             5,000,000            5,362,500
Weyerhaeuser
   08-01-06                      6.00             8,800,000            8,874,184
Total                                                                 52,905,910

Chemicals (1.2%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09                      7.88             4,450,000            4,483,375
Equistar Chemical
  Sr Nts
   09-01-08                     10.13               940,000(d)           952,699
IMC Global
  Sr Nts
   06-01-08                     10.88             2,900,000(d)         2,987,000
Lyondell Chemical
  Sr Sub Nts
   05-01-09                     10.88             2,500,000(e)         2,475,000
Macdermid
   07-15-11                      9.13               665,000              671,650
Praxair
   03-01-08                      6.50             6,500,000            6,648,265
Resolution Performance
  Sr Sub Nts
   11-15-10                     13.50             1,025,000            1,112,125
Total                                                                 19,330,114

Communications equipment & services (1.1%)
Celcaribe
  Sr Nts
   03-15-04                     14.50             1,747,000            1,013,260
CIENA
  Cv
   02-01-08                      3.75             2,950,000            2,035,677
Equinix
  Sr Nts
   12-01-07                     13.00             1,345,000              574,988
Fairpoint Communications
  Sr Sub Nts
   05-01-10                     12.50             1,350,000            1,080,000
NTL Communications
  Sr Nts Series B
   10-01-10                     11.88             3,750,000            2,212,500
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                      9.13             3,000,000            3,120,000
Telehub Communications
  Company Guaranty
   07-31-05                     13.88             2,500,000(b,n)              --
Verizon New England
  Sr Nts
   09-15-11                      6.50             7,000,000            7,175,350
Total                                                                 17,211,775

Computers & office equipment (1.2%)
Adaptec
  Cv Sub Nts
   02-01-04                      4.75             2,237,000            2,036,117
Akamai Technologies
  Cv
   07-01-07                      5.50             4,490,000            1,897,025
Amdocs
  (U.S. Dollar) Cv
   06-01-08                      2.00             1,955,000(c,d)       1,632,425
Computer Sciences
   06-15-06                      6.75             5,650,000            5,818,596
Comverse Technology
  Cv
   12-01-05                      1.50             1,660,000            1,245,000
Juniper Networks
  Cv
   03-15-07                      4.75             4,350,000            3,110,250
Mercury Interactive
  Cv
   07-01-07                      4.75               800,000              579,000
Solectron
  Zero Coupon Cv
   11-20-20                      3.77             7,105,000(j)         2,983,390
Total                                                                 19,301,803

Electronics (1.2%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20                      3.81             6,750,000(c,j)       2,657,813
Corning
  Zero Coupon Cv
   11-08-15                      4.05             2,150,000(j)         1,239,260
Lam Research
  Cv
   06-01-06                      4.00             1,170,000(d)         1,115,888
LSI Logic
  Cv
   02-15-05                      4.00             1,480,000            1,246,900
RF Micro Devices
  Cv
   08-15-05                      3.75               680,000              589,050
STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv
   11-16-10                      3.99             2,830,000(c,d,j)     1,860,725
Thomas & Betts
   01-15-06                      6.50             4,500,000            4,143,941
Triquint Semiconductor
  Cv Sub Nts
   03-01-07                      4.00             3,980,000            3,089,475
Vitesse Semiconductor
  Cv
   03-15-05                      4.00             3,960,000            3,207,600
Total                                                                 19,150,652

Energy (2.3%)
Ashland
  Medium-term Nts Series J
   08-15-05                      7.83             5,000,000            5,300,275
Devon Energy
  Cv
   08-15-08                      4.90             1,427,000            1,453,685
Grant Prideco
  Company Guaranty Series B
   12-01-07                      9.63             3,500,000            3,570,000
Hanover Equipment Trust
  Sr Nts
   09-01-08                      8.50               525,000(d)           538,125
Mirant Amerias Generation
  Sr Nts
   05-01-11                      8.30            10,000,000(d)        10,623,670
Newfield Exploration
  Sr Nts
   03-01-11                      7.63             3,500,000            3,508,092
Petroliam Nasional
  (U.S. Dollar)
   08-15-15                      7.75             2,800,000(c,d)       2,852,416
Phillips Petroleum
  05-25-10                       8.75             5,000,000            5,839,700
Pioneer Natl Resources
  Sr Nts
   08-15-07                      8.25             4,000,000            4,070,000
Total                                                                 37,755,963

Energy equipment & services (0.1%)
Nabors Inds
  Zero Coupon Cv
   06-20-20                      1.88             3,200,000(j)         1,912,000

Financial services (2.9%)
Citigroup
  Sub Nts
   10-01-10                      7.25            10,000,000           10,771,200
E* TRADE Group
  Cv
   02-01-07                      6.00             2,990,000            1,918,354
Goldman Sachs Group
   01-15-11                      6.88            12,000,000           12,400,500
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                     10.00             2,530,000(b,c)         379,500
LaBranche
  Sr Nts
   08-15-04                      9.50             2,760,000            2,946,907
  Sr Sub Nts
   03-02-07                     12.00             1,525,000            1,723,250
Legg Mason
  Sr Nts
   07-02-08                      6.75             4,200,000            4,285,008
Ohio Savings Capital
  Company Guaranty
   06-03-27                      9.50             5,000,000(d)         4,982,000
Osprey Trust/Osprey 1
   01-15-03                      8.31             8,100,000(d)         8,382,933
Total                                                                 47,789,652

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
  rate                         amount

Food (0.3%)
Kellogg
  Series B
   04-01-11                      6.60%           $5,000,000           $5,113,500

Health care (0.7%)
Allergan
  Zero Coupon Cv
   11-01-20                      2.50             1,970,000(j)         1,209,088
American Home Products
   03-15-11                      6.70            10,000,000           10,376,500
Human Genome
  Cv
   03-15-07                      3.75               780,000              581,061
Total                                                                 12,166,649

Health care services (1.6%)
Amerisource Bergen
  Sr Nts
   09-01-08                      8.13               685,000(d)           707,263
HCA
   06-01-06                      7.13            19,500,000           19,889,999
   09-01-10                      8.75             3,710,000            4,062,450
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                     10.00             5,275,000(b)         1,727,563
Total                                                                 26,387,275

Industrial equipment & services (0.1%)
Motors & Gears
  Sr Nts Series D
   11-15-06                     10.75             1,905,000            1,824,038


Insurance (1.8%)
Americo Life
  Sr Sub Nts
   06-01-05                      9.25             4,500,000            4,398,750
Executive Risk Capital
  Company Guaranty Series B
   02-01-27                      8.68             3,500,000            3,803,079
Nationwide CSN Trust
   02-15-25                      9.88            10,500,000(d)        10,988,271
New England Mutual
   02-15-24                      7.88             5,000,000(d)         5,331,900
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                      8.38             5,000,000(c,d)       5,353,900
Total                                                                 29,875,900

Leisure time & entertainment (2.3%)
Argosy Gaming
  Sr Sub Nts
   09-01-11                      9.00               800,000              828,000
Six Flags
  Sr Nts
   02-01-09                      9.50             3,600,000(d)         3,672,000
Station Casinos
  Sr Nts
   02-15-08                      8.38             1,500,000            1,511,250
  Sr Sub Nts
   07-01-10                      9.88             3,000,000            3,090,000
Time Warner
   08-15-04                      7.98             1,500,000            1,618,050
   08-15-06                      8.11             3,000,000            3,311,520
   08-15-07                      8.18             3,000,000            3,326,550
   02-01-24                      7.57            10,000,000           10,295,700
  Sr Nts
   01-15-28                      6.95             5,000,000            4,826,400
United Artists Theatres
  Series 1995A
   07-01-15                      9.30             4,412,603            3,750,713
USA Networks
  CV
   07-01-03                      7.00               980,000              982,450
Total                                                                 37,212,633

Media (2.7%)
Adelphia Communications
  Sr Nts Series B
   06-15-11                     10.25               940,000              915,325
Australis Media
  (U.S. Dollar)
   05-15-03                     15.75            10,081,770(b,c)         100,008
Charter Communications Holdings/Charter  Capital
  Sr Nts
   10-01-09                     10.75            10,750,000           11,556,250
   01-15-10                     10.25             2,750,000            2,846,250
   05-15-11                     10.00             5,645,000(d)         5,772,013
Comcast Cable Communications
  Sr Nts
   06-15-13                      7.13             5,000,000            5,158,805
News America Holdings
   10-15-12                     10.13            10,000,000           10,893,200
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02                     10.00             6,989,161(c,i,m)     6,989,161
Total                                                                 44,231,012

Metals (0.7%)
Alcan
  (U.S. Dollar)
   01-15-22                      8.88             6,750,000(c)         7,120,420
Freeport-McMoran
  Cv
   01-31-06                      8.25               980,000(d)         1,104,950
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03                     10.13             1,990,922(c,d)       1,951,103
Inco
  (U.S. Dollar) Cv
   03-15-16                      7.75             2,010,000(c)         2,000,754
Total                                                                 12,177,227

Miscellaneous (2.1%)
Bistro Trust
   12-31-02                      9.50            10,000,000(d)         7,060,399
Colonial Capital
  Company Guaranty Series A
   01-15-27                      8.92             3,000,000            2,833,620
EOP Operating LP
  Sr Nts
   07-15-11                      7.00             6,500,000            6,672,491
FCB/NC Capital
  Company Guaranty
   03-01-28                      8.05             4,625,000            4,150,184
ISG Resources
   04-15-08                     10.00             3,150,000            1,921,500
Meritage
  Sr Nts
   06-01-11                      9.75             1,915,000(d)         1,986,813
Normandy Yandal Operations
  (U.S. Dollar) Sr Nts
   04-01-08                      8.88             4,850,000(c)         4,110,375
NSM Steel
  Company Guaranty
   02-01-06                     12.00             1,577,781(b,d)         491,952
   02-01-08                     12.25             5,300,000(b,d)       1,648,512
Omega Cabinets
  Sr Sub Nts
   06-15-07                     10.50             2,090,000            2,194,500
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                     11.00             1,775,000            1,508,750
Total                                                                 34,579,096

Multi-industry conglomerates (0.4%)
Jordan Inds
  Sr Nts Series D
   08-01-07                     10.38             3,500,000            2,975,000
Metromedia Intl Group
  Zero Coupon Sr Disc Nts Series B
   03-30-02                     10.50             3,017,500(k)         1,357,875
Tyco Intl Group
  Zero Coupon Cv
   02-12-21                      1.71             3,180,000(j)         2,285,625
Total                                                                  6,618,500

Paper & packaging (1.1%)
APP China Group
  (U.S. Dollar) Sr Nts
   03-15-05                     14.00             5,100,000(b,c,d)       306,000
Chesapeake
   05-01-03                      9.88             5,000,000            5,043,100
Crown Paper
  Sr Sub Nts
   09-01-05                     11.00             3,450,000(b)            60,375
Packaging Corp of America
  Company Guaranty
   04-01-09                      9.63             3,220,000            3,485,650
Pactiv
   06-15-17                      8.13             6,000,000            6,130,320
Plastipak Holdings
  Sr Nts
   09-01-11                     10.75               425,000(d)           429,250
Riverwood Intl
  Sr Nts
   08-01-07                     10.63             2,515,000(d)         2,615,600
Total                                                                 18,070,295

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
84   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                         Coupon             Principal             Value(a)
  rate                         amount

Real estate investment trust (0.1%)
Meristar Hospitality
  Sr Nts
   01-15-11                      9.13%           $1,500,000(d)        $1,513,125

Restaurants & lodging (0.9%)
Extended Stay America
  Sr Sub Nts
   06-15-11                      9.88             3,000,000(d)         3,030,000
Hilton Hotels
  Cv
   05-15-06                      5.00               880,000              806,573
   02-15-11                      8.25             3,000,000            3,091,680
MGM Mirage
   02-06-08                      6.88             2,000,000            1,963,080
Park Place Entertainment
  Sr Sub Nts
   09-15-08                      8.88             6,000,000            6,255,000
Total                                                                 15,146,333

Retail (3.4%)
Albertson's
  Sr Nts
   02-15-11                      7.50            10,000,000           10,673,600
Autonation
  Sr Nts
   08-01-08                      9.00             1,675,000(d)         1,700,125
Federated Dept Stores
  Sr Nts
   09-01-08                      6.63             5,000,000            5,015,650
Kroger
  Sr Nts
   07-15-06                      8.15             3,000,000            3,315,990
   09-15-29                      8.00             9,000,000            9,833,220
Levi Strauss
  Sr Nts
   01-15-08                     11.63             3,990,000(e)         3,551,100
Lowe's
  Zero Coupon Cv Sr Nts
   02-16-21                      2.50             1,950,000(d,j)       1,411,313
Rite Aid
  Sr Nts
   07-01-08                     11.25             2,000,000(d)         2,100,000
Target
   01-15-11                      6.35             5,000,000            5,112,700
   12-01-22                      8.50             3,000,000            3,241,665
Wal-Mart CRAVE Trust
   07-17-06                      7.00             8,836,408(d)         9,315,429
Total                                                                 55,270,792

Transportation (2.9%)
Enterprise Rent-A-Car USA Finance
   01-15-11                      8.00            12,000,000(d)        12,736,068
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07                      9.50             2,290,000(b,c)         893,100
Norfolk Southern
  Sr Nts
   02-15-31                      7.25            15,000,000           15,210,450
Union Pacific
   01-15-11                      6.65            16,400,000           16,761,866
Vectura Group
  Company Guaranty Series B
   06-30-08                     10.25             3,000,000            1,560,000
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                     11.50             4,140,000(b,c,d)       538,200
Total                                                                 47,699,684

Utilities -- electric (4.7%)
AES
  Sr Nts
   09-15-10                      9.38             2,015,000            2,075,450
Calpine
  Sr Nts
   02-15-11                      8.50             3,000,000            3,056,121
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                      9.50            11,000,000           11,297,660
  1st Mtge Series E
   07-01-23                      9.00             4,000,000            4,222,960
CMS Energy
  Sr Nts
   05-15-02                      8.13             5,000,000            5,068,450
Dominion Virginia Power
  Sr Nts Series A
   03-31-06                      5.75            15,000,000           15,127,454
Midland Funding I
  Series 1991-C
   07-23-02                     10.33               407,581              414,220
  Series 1994-C
   07-23-02                     10.33               351,101              356,820
Midland Funding II
  Series A
   07-23-05                     11.75             5,000,000            5,548,460
NRG Energy
  Sr Nts
   09-15-10                      8.25             2,000,000            2,153,090
NRG Northest Generating
  Company Guaranty Series A1
   12-15-04                      8.06             1,406,250            1,457,803
  Company Guaranty Series B1
   06-15-15                      8.84             4,000,000            4,307,600
PPL Electric Utilities
   08-15-09                      6.25             5,900,000            5,918,939
Sithe Independence Funding
  Series A
   12-30-13                      9.00             7,500,000            8,173,425
Texas Utilities Electric
  Medium-term Nts 1st Mtge Series B
   03-01-02                      9.70             6,000,000            6,161,580
Total                                                                 75,340,032

Utilities -- gas (1.1%)
El Paso Energy
  Sr Nts
   05-15-09                      6.75             5,500,000            5,428,775
   12-15-12                      7.38             5,000,000            5,128,100
Southwest Gas
   02-15-11                      8.38             3,000,000            3,152,760
Williams
   09-01-11                      7.13             4,000,000            4,067,160
Total                                                                 17,776,795

Utilities -- telephone (4.0%)
AT&T Wireless Group
  Sr Nts
   03-01-31                      8.75             3,000,000(d)         3,326,628
AT&T Wireless Services
  Sr Nts
   03-01-11                      7.88             5,600,000(d)         5,924,352
BellSouth Capital Funding
   02-15-30                      7.88            12,000,000           13,461,456
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                     12.00             4,135,000(b,i,n)            --
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                      8.70             5,000,000(c)         3,012,500
New England Tel & Tel
   08-01-31                      9.00             7,500,000            7,950,000
Nextel Communications
  Sr Nts
   02-01-11                      9.50             1,715,000            1,307,688
Qwest
   11-10-26                      7.20             7,000,000            6,549,900
Vodafone Group
  (U.S. Dollar)
   02-15-10                      7.75            10,900,000(c)        11,899,639
WorldCom
   05-15-11                      7.50            12,000,000           12,206,040
Total                                                                 65,638,203

Total bonds
(Cost: $1,486,725,791)                                            $1,479,317,403

Common stocks (0.1%)(b)
Issuer                                               Shares             Value(a)

BayCorp Holdings                                         28                 $257
PhoneTel Technologies                               596,400(f)             9,542
Wilshire Financial
  Services Group                                    617,590            1,157,981

Total common stocks
(Cost: $13,699,988)                                                   $1,167,780

Preferred stocks & other (1.0%)
Issuer                                               Shares             Value(a)

Apache
  Cv                                                 45,120(b)        $1,823,299
Asia Pulp & Paper
  Warrants                                            5,100(b,c,d)           510
Dairy Mart
  Warrants                                           10,000(b,i)             100
Intermedia Communications
  13.50% Pay-in-kind Series B                         2,915(m)         3,188,790
Kerr-McGee
  5.50% Cv                                           24,940            1,101,600
Metlife Capital
  8.00% Cm Cv                                        12,110            1,162,439
Nextel Communications
  13.00% Cm Pay-in-kind
  Series D                                            3,708(m)         2,261,882
NRG Energy
  6.50% Cv                                           58,900            1,236,311

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
85   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                                               Shares             Value(a)

NSM Steel
  Warrants                                        3,355,391(b,d)              $3
Pharmacia
  6.50% Cv ACES                                      60,200(l)         2,204,825
PPL Capital Funding Trust I
  7.75% Cv                                           78,100            1,729,915
Telehub Communications
  Warrants                                            2,500(b,n)              --
VEC Trust I
  7.75% Cm Cv                                        39,000            1,285,050
Total preferred stocks & other
(Cost: $17,922,267)                                                  $15,994,724

Short-term securities (13.1%)
Issuer                        Annualized          Amount              Value(a)
                             yield on date      payable at
                              of purchase        maturity

U.S. government agencies (8.5%)
Federal Home Loan Bank Disc Nts
   09-21-01                      3.56%           $6,800,000           $6,785,436
   10-23-01                      3.41            28,400,000           28,258,260
   10-31-01                      3.42            17,400,000           17,296,808
   11-16-01                      3.39            30,000,000           29,775,418
Federal Home Loan Mtge Corp Disc Nt
   09-11-01                      3.63               500,000              499,446
Federal Natl Mtge Assn Disc Nts
   09-10-01                      3.55             2,300,000            2,297,732
   09-13-01                      3.56            18,900,000           18,875,703
   10-04-01                      3.46            20,000,000           19,934,832
   11-21-01                      3.38            15,300,000           15,178,025
Total                                                                138,901,660

Commercial paper (4.6%)
Barclay's U.S. Funding
   09-10-01                      3.58             3,600,000            3,596,420
BellSouth
   10-25-01                      3.42             9,000,000(h)         8,950,807
CIT Group Holdings
   10-04-01                      3.73             4,500,000            4,484,233
CXC
   10-11-01                      3.69               700,000(h)           697,091
Duke Energy
   10-10-01                      3.44             8,200,000            8,168,749
Electronic Data Systems
   09-26-01                      3.50             4,500,000(h)         4,488,657
Gannett
   09-04-01                      3.60             2,900,000(h)         2,898,840
Heinz (HJ) Finance
   09-20-01                      3.53             1,500,000(h)         1,497,067
IBM Credit
   09-28-01                      3.68            19,100,000           19,043,234
Merck & Co
   09-06-01                      3.60             3,100,000            3,098,140
Salomon Smith Barney
   09-21-01                      3.53             6,900,000            6,885,832
   09-25-01                      3.53             4,100,000            4,089,978
Southern Co Funding
   09-11-01                      3.75             4,000,000(h)         3,995,404
   10-11-01                      3.53             3,000,000(h)         2,987,973
Total                                                                 74,882,425

Total short-term securities
(Cost: $213,827,067)                                                $213,784,085

Total investments in securities
(Cost: $1,732,175,113)(p)                                         $1,710,263,992

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 6.31% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Security is partially or fully on loan. See Note 5 to the financial statements.
(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2001 are as follows:

Issuer                            Beginning        Purchase        Sales         Ending        Dividend        Value(a)
                                    cost             cost          cost           cost          income
PhoneTel Technologies*           $7,812,117           $--        $669,265      $7,142,852         $--           $9,542

* Issuer was not an affiliate for the entire year ended Aug. 31, 2001.

(g) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $97,358,160.
(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                       Acquisition           Cost
                                                       dates
     Dairy Mart
          Warrants                                   11-28-95         $       --
     Geotek Communications
          12.00% Escrow Cv Sr Sub Nts 2002           08-26-00                 --
     Veninfotel
          (U.S. Dollar) Cv Pay-in-kind 2002   03-05-97 thru 03-16-00   6,989,161

--------------------------------------------------------------------------------
86   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(l) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(n)  Negligible market value.
(o) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(p) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,732,602,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 46,692,484
     Unrealized depreciation                                       (69,031,288)
                                                                   -----------
     Net unrealized depreciation                                  $(22,338,804)
                                                                  ------------

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87   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Capital Resource Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (94.1%)
Issuer                                               Shares             Value(a)

Airlines (0.4%)
AMR                                                 400,000(b)       $12,796,000

Banks and savings & loans (6.3%)
Bank of America                                     800,000           49,200,000
Mellon Financial                                  1,000,000           35,250,000
State Street                                        500,000           24,280,000
U.S. Bancorp                                      3,200,000           77,568,000
Washington Mutual                                   500,000           18,720,000
Total                                                                205,018,000

Beverages & tobacco (1.4%)
Coca-Cola                                           950,000           46,236,500

Building materials & construction (0.8%)
Martin Marietta Materials                           700,000           27,650,000

Communications equipment & services (0.8%)
Brocade Communication
  Systems                                           600,000(b)        14,430,000
Tellabs                                           1,000,000(b)        13,320,000
Total                                                                 27,750,000

Computer software & services (4.4%)
Microsoft                                         1,850,000(b)       105,542,500
Peregrine Systems                                   600,000(b)        15,708,000
Siebel Systems                                      550,000(b)        11,880,000
VERITAS Software                                    325,000(b)         9,334,000
Total                                                                142,464,500

Computers & office equipment (6.7%)
AOL Time Warner                                   1,500,000(b)        56,025,000
Automatic Data Processing                           600,000           31,056,000
Cisco Systems                                     2,300,000(b)        37,559,000
EMC                                                 800,000(b)        12,368,000
Intl Business Machines                              650,000           65,000,000
Solectron                                           500,000(b)         6,800,000
Sun Microsystems                                  1,000,000(b)        11,450,000
Total                                                                220,258,000

Electronics (3.7%)
Applied Materials                                   800,000(b)        34,472,000
Intel                                             2,300,000           64,308,000
Texas Instruments                                   700,000           23,170,000
Total                                                                121,950,000

Energy (7.3%)
Apache                                              900,000           42,237,000
Chevron                                             500,000           45,375,000
Exxon Mobil                                       2,100,000           84,315,000
Texaco                                              946,900           65,951,585
Total                                                                237,878,585

Energy equipment & services (4.6%)
Global Marine                                       900,000(b)        12,960,000
Halliburton                                       1,765,000           49,172,900
Schlumberger                                      1,300,000           63,700,000
Transocean Sedco Forex                              800,000           23,120,000
Total                                                                148,952,900

Financial services (6.3%)
Citigroup                                         3,000,000          137,250,000
Fannie Mae                                          500,000           38,105,000
Merrill Lynch                                       300,000           15,480,000
Morgan Stanley, Dean Witter,
  Discover & Co                                     300,000           16,005,000
Total                                                                206,840,000

Food (2.4%)
Hershey Foods                                       600,000           38,688,000
Kraft Foods Cl A                                  1,200,000(b)        38,700,000
Total                                                                 77,388,000

Health care (11.8%)
Abbott Laboratories                                 500,000           24,850,000
American Home Products                              900,000           50,400,000
Amgen                                               500,000(b)        32,150,000
Genentech                                           500,000(b)        22,950,000
Immunex                                             800,000(b)        13,904,000
Johnson & Johnson                                 1,000,000           52,710,000
Medtronic                                           900,000           40,986,000
Pfizer                                            2,500,000           95,774,999
Pharmacia                                         1,200,000           47,520,000
Total                                                                381,244,999

Household products (1.2%)
Colgate-Palmolive                                   400,000           21,660,000
Gillette                                            575,000           17,623,750
Total                                                                 39,283,750

Industrial equipment & services (1.7%)
Caterpillar                                         500,000           25,000,000
Illinois Tool Works                                 500,000           31,255,000
Total                                                                 56,255,000

Insurance (5.7%)
ACE                                               1,000,000(c)        33,170,000
AFLAC                                               750,000           20,640,000
American Intl Group                               1,100,000           86,020,000
Marsh & McLennan                                    500,000           46,450,000
Total                                                                186,280,000

Leisure time & entertainment (2.1%)
Disney (Walt)                                     1,500,000           38,145,000
Viacom Cl B                                         700,000(b)        29,680,000
Total                                                                 67,825,000

Media (3.4%)
Clear Channel
  Communications                                    400,000(b)        20,108,000
Comcast Cl A                                        500,000(b)        18,315,000
Univision
  Communications Cl A                               544,750(b)        16,249,893
USA Networks                                      2,500,000(b)        57,900,000
Total                                                                112,572,893

Metals (1.8%)
Alcoa                                               650,000           24,778,000
Nucor                                               700,000           34,020,000
Total                                                                 58,798,000

Multi-industry conglomerates (8.2%)
General Electric                                  3,000,000          122,940,000
Minnesota Mining & Mfg                              500,000           52,050,000
Tyco Intl                                         1,800,000(c)        93,510,000
Total                                                                268,500,000

Real estate investment trust (0.5%)
Starwood Hotels &
  Resorts Worldwide                                 500,000           16,925,000

Retail (5.5%)
Gap                                               1,500,000           29,475,000
Home Depot                                        1,000,000           45,950,000
Safeway                                             500,000(b)        22,555,000
Target                                              600,000           20,790,000
Wal-Mart Stores                                   1,275,000           61,263,750
Total                                                                180,033,750

Utilities -- electric (2.2%)
Dominion Resources                                  400,000           25,180,000
Duke Energy                                       1,200,000           47,172,000
Total                                                                 72,352,000

Utilities -- telephone (4.9%)
AT&T                                              1,000,000           19,040,000
Liberty Media Cl A                                1,000,000(b)        15,200,000
SBC Communications                                1,125,000           46,023,750
Sprint (FON Group)                                1,300,000           30,342,000
Verizon Communications                            1,000,000           50,000,000
Total                                                                160,605,750

Total common stocks
(Cost: $3,284,092,975)                                            $3,075,858,627

Short-term securities (5.4%)
Issuer                          Annualized           Amount             Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (2.8%)
Federal Home Loan Bank Disc Nt
   09-19-01                        3.54%            $6,400,000        $6,387,468
Federal Home Loan Mtge Corp Disc Nts
   09-06-01                        3.73              2,300,000         2,298,523
   09-11-01                        3.63             37,400,000        37,358,574
   11-21-01                        3.36             31,400,000        31,149,672
Federal Natl Mtge Assn Disc Nts
   09-17-01                        3.57             14,000,000        13,976,465
   10-03-01                        3.45                600,000           598,108
Total                                                                 91,768,810

Commercial paper (2.6%)
American General Finance
   09-04-01                        3.70              6,500,000         6,497,328
CAFCO
   09-18-01                        3.68              4,000,000(d)      3,992,500
Duke Energy
   10-03-01                        3.43              9,500,000         9,470,218
   10-10-01                        3.44             10,600,000        10,559,602

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
88   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Issuer                          Annualized          Amount              Value(a)
                               yield on date      payable at
                                of purchase        maturity
Commercial paper (cont.)
Heinz (HJ) Finance
   09-06-01                        3.58%           $5,600,000(d)      $5,596,659
Intl Lease Finance
   09-05-01                        3.67            35,300,000         35,281,418
SBC Communications
   11-20-01                        3.38            11,000,000(d)      10,913,375
Verizon Global Funding
   10-25-01                        3.57             3,700,000(d)       3,679,776
Total                                                                 85,990,876

Total short-term securities
(Cost: $177,794,612)                                                $177,759,686

Total investments in securities
(Cost: $3,461,887,587)(e)                                         $3,253,618,313

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 3.87% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,463,408,211 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 247,970,422
     Unrealized depreciation                                     (457,760,320)
                                                                 ------------
     Net unrealized depreciation                                $(209,789,898)
                                                                -------------

--------------------------------------------------------------------------------
89   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Cash Management Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

U.S. government agencies (23.5%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Federal Home Loan Bank Disc Nts
   09-12-01                        3.64%          $4,000,000          $3,995,551
   09-19-01                        3.58            5,000,000           4,991,075
   09-21-01                        3.61            5,000,000           4,990,000
   09-21-01                        4.40            4,500,000           4,489,025
   10-12-01                        4.03            5,000,000           4,977,165
   10-19-01                        3.54            8,000,000           7,962,453
   10-24-01                        3.55            5,000,000           4,974,015
   10-26-01                        4.07           14,300,000          14,211,736
   10-31-01                        3.51            6,200,000           6,163,937
   11-02-01                        3.50            9,000,000           8,946,060
   12-14-01                        3.56            4,000,000           3,959,324
   12-19-01                        3.53            5,000,000           4,947,165
Federal Home Loan Mtge Corp Disc Nts
   10-02-01                        3.51              300,000             299,096
   10-03-01                        4.05            4,000,000           3,985,636
   10-16-01                        3.37            5,000,000           4,979,000
   10-18-01                        3.60            2,000,000           1,990,639
   10-25-01                        3.54           11,200,000          11,140,780
   10-31-01                        3.80            4,000,000           3,974,800
   11-08-01                        3.49            7,000,000           6,954,119
   11-16-01                        3.69            2,000,000           1,984,547
   12-06-01                        3.71            5,000,000           4,951,067
   12-06-01                        3.74            2,000,000           1,980,267
   12-14-01                        3.56            5,000,000           4,949,156
   12-21-01                        3.68            7,000,000           6,921,437
   01-30-02                        3.35            5,000,000           4,930,792
   02-20-02                        3.42            5,000,000           4,919,614
Federal Natl Mtge Assn Disc Nts
   09-13-01                        4.54            5,000,000           4,992,450
   09-20-01                        4.42            5,600,000           5,586,966
   10-04-01                        4.02            5,300,000           5,280,518
   10-11-01                        3.82            7,500,000           7,468,333
   10-25-01                        4.09            4,600,000           4,571,952
   11-08-01                        3.88            5,000,000           4,963,592
   11-15-01                        3.39            6,000,000           5,957,875
   11-15-01                        3.89            3,600,000           3,571,050
   11-21-01                        3.83            5,000,000           4,957,250
   11-29-01                        3.74            5,000,000           4,954,202
   11-30-01                        3.74            3,000,000           2,972,175
   12-05-01                        3.37            3,000,000           2,973,558
   12-13-01                        3.60            7,500,000           7,423,608
   12-13-01                        3.64            5,000,000           4,948,500
   12-14-01                        3.53            2,000,000           1,979,836
   12-20-01                        3.49            5,000,000           4,947,292
   12-20-01                        3.53           18,900,000          18,698,452
   12-21-01                        3.66            9,000,000           8,899,545
   02-21-02                        3.40            6,000,000           5,903,408

Total U.S. government agencies
(Cost: $249,619,018)                                                $249,619,018

Certificates of deposit (7.2%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Banque Nationale de Paris Yankee
   09-24-01                        3.60%         $10,000,000         $10,000,000
   10-30-01                        3.61            5,000,000           5,000,000
   11-01-01                        3.80            4,000,000           4,000,000
   11-09-01                        3.66            5,000,000           5,000,000
   11-27-01                        3.57            5,000,000           5,000,000
   02-12-02                        3.48            5,000,000           5,000,000
Dresdner US Finance Yankee
   11-06-01                        3.92            2,500,000           2,500,000
Westdeutsche Landesbank Yankee
   10-04-01                        3.82            5,000,000           5,000,000
   10-22-01                        3.59            5,000,000           5,000,000
   10-24-01                        3.60            5,000,000           5,000,000
   11-08-01                        3.55            5,000,000           5,000,000
   11-09-01                        3.54            5,000,000           5,000,000
   01-17-02                        3.47            5,000,000           5,000,000
   01-28-02                        3.45            3,000,000           3,000,000
   02-14-02                        3.45            7,000,000           7,000,000

Total certificates of deposit
(Cost: $76,500,000)                                                  $76,500,000

Commercial paper (67.1%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Banks and savings & loans (17.0%)
Abbey Natl North America
   09-11-01                        3.68%          $4,900,000          $4,894,991
   09-28-01                        3.73            5,800,000           5,783,818
   10-10-01                        3.65            8,600,000           8,566,087
   11-16-01                        3.47            2,500,000           2,481,844
   12-03-01                        3.71            5,000,000           4,952,596
   12-03-01                        3.74            2,700,000           2,674,193
Commerzbank U.S. Finance
   09-04-01                        4.77            5,000,000           4,998,013
   09-07-01                        3.76            4,000,000           3,997,493
   09-10-01                        3.78            3,000,000           2,997,165
   09-10-01                        3.78            4,000,000           3,996,220
   09-25-01                        3.66            6,000,000           5,985,400
   10-05-01                        3.69           10,000,000           9,965,244
   10-19-01                        3.63            5,000,000           4,975,933
   11-01-01                        3.56            5,000,000           4,970,008
   11-19-01                        3.91            2,100,000           2,082,120
Deutsche Bank Financial
   09-12-01                        4.75            3,500,000           3,494,931
   09-17-01                        4.74            2,200,000           2,195,375
   10-10-01                        3.57            5,000,000           4,980,744
   11-02-01                        3.79            5,000,000           4,967,579
   01-30-02                        3.42            3,000,000           2,957,594
Dresdner US Finance
   11-30-01                        3.70            5,000,000           4,954,125
   12-20-01                        3.39            5,000,000           4,948,667
   01-16-02                        3.42            5,000,000           4,935,686
Societe Generale North America
   10-04-01                        3.68            8,400,000           8,371,741
   10-05-01                        3.70           11,800,000          11,758,877
   11-20-01                        3.56            5,000,000           4,960,778
   01-07-02                        3.46            4,500,000           4,445,280
   01-14-02                        3.42            2,000,000           1,974,650
   02-13-02                        3.47            5,000,000           4,921,625
   02-14-02                        3.41            9,400,000           9,254,363
U.S. Bank
   01-29-02                        3.40            5,000,000           5,000,000
Westpac Capital
   09-05-01                        4.44            5,000,000           4,997,533
   11-05-01                        3.65            4,000,000           3,973,783
   11-21-01                        3.54            5,000,000           4,960,513
   12-21-01                        3.42            3,000,000           2,968,735
   02-20-02                        3.40            7,000,000           6,887,961
Total                                                                181,231,665

Broker dealers (4.1%)
Bear Stearns
   02-21-02                        3.81            3,000,000(c)        3,000,000
Goldman Sachs Group
   09-19-01                        4.53            5,000,000           4,988,700
   09-28-01                        4.54            3,500,000           3,488,135
   10-02-01                        4.47            3,300,000           3,287,355
   10-10-01                        3.80           10,000,000           9,959,050
   10-12-01                        3.80            2,000,000           1,991,390
   10-31-01                        3.91            4,000,000           3,974,133
   11-14-01                        3.65            8,000,000           7,940,471
   03-21-02                        4.94            3,000,000(c)        3,000,000
Morgan Stanley, Dean Witter, Discover & Co
   11-16-01                        3.88            2,200,000           2,182,119
Total                                                                 43,811,353

Chemicals (1.2%)
Bayer
   09-18-01                        3.64            4,000,000(b)        3,993,143
   10-09-01                        3.51            2,000,000(b)        1,992,611
   10-10-01                        3.48            7,000,000(b)        6,973,686
Total                                                                 12,959,440

Commercial finance (0.5%)
CAFCO
   11-06-01                        3.46            5,000,000(b)        4,968,467

Computers & office equipment (0.4%)
Electronic Data Systems
   11-26-01                        3.40            3,800,000(b)        3,769,408

Energy (0.5%)
Chevron UK Investment
   09-13-01                        3.69            5,000,000           4,993,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
90   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity
Financial services (23.1%)
AEGON Funding
   11-07-01                        3.55%          $8,000,000(b)       $7,947,442
   12-03-01                        3.38            5,400,000(b)        5,353,268
Alpine Securitization
   09-04-01                        3.72            3,000,000           2,999,070
   11-02-01                        3.56            3,000,000(b)        2,981,710
Amsterdam Funding
   09-07-01                        3.70            3,000,000(b)        2,998,150
   10-05-01                        3.65            3,000,000(b)        2,989,687
   11-05-01                        3.55            3,000,000(b)        2,980,879
Barclays U.S. Funding
   09-27-01                        3.58            5,000,000           4,987,108
Caterpillar Financial Services
   10-18-01                        3.62           10,000,000           9,953,000
Charta
   09-20-01                        3.63            3,000,000(b)        2,994,268
   10-17-01                        3.47            3,000,000(b)        2,986,775
   11-07-01                        3.55            3,000,000(b)        2,980,291
Dexia Bank (Delaware)
   10-09-01                        3.69           10,000,000           9,961,156
   12-27-01                        3.78            5,000,000           4,939,388
Dexia Bank (Delaware) LLC
   09-18-01                        3.67            4,000,000           3,993,087
   10-11-01                        3.65            4,900,000           4,880,182
   10-23-01                        3.58            6,000,000           5,969,147
Edison Asset Securitization
   09-04-01                        3.68            4,000,000(b)        3,998,773
   09-17-01                        3.64            3,000,000(b)        2,995,160
Enterprise Funding
   09-19-01                        3.66            5,000,000(b)        4,990,875
Falcon Asset
   10-15-01                        4.55            1,500,000(b)        1,491,713
   11-02-01                        3.56            3,000,000(b)        2,981,710
Household Finance
   09-04-01                        3.71            8,300,000           8,297,434
IBM Credit
   10-29-01                        3.64            2,400,000           2,386,003
Intl Lease Finance
   11-06-01                        3.66            6,100,000           6,059,293
Kitty Hawk Funding
   09-14-01                        3.68            5,000,000(b)        4,993,356
   09-18-01                        3.72            3,000,000(b)        2,994,744
   02-15-02                        3.46            2,000,000(b)        1,968,363
Nordea North America
   09-06-01                        3.78            2,000,000           1,998,950
   09-14-01                        3.95            5,000,000           4,992,886
   09-26-01                        3.93            7,800,000           7,778,767
   11-07-01                        3.79            5,000,000           4,965,011
   11-13-01                        3.98            2,500,000           2,479,976
   11-21-01                        3.94            5,000,000           4,956,013
   11-26-01                        3.80            3,000,000           2,972,982
   12-18-01                        3.66            3,000,000           2,967,420
Preferred Receivables
   10-29-01                        4.16            4,000,000(b)        3,973,384
Receivables Capital
   11-01-01                        3.56            6,500,000(b)        6,461,011
   11-13-01                        3.76            3,000,000(b)        2,977,309
Sheffield Receivables
   09-10-01                        3.82            4,000,000(b)        3,996,180
   09-27-01                        4.10            4,000,000(b)        3,988,184
Variable Funding Capital
   09-10-01                        3.64            6,000,000(b)        5,994,540
   01-18-02                        3.39            3,000,000(b)        2,961,196
Verizon Global Funding
   09-14-01                        3.70           10,000,000(b)        9,986,638
   10-25-01                        3.57            8,700,000(b)        8,653,673
Verizon Network Funding
   09-24-01                        3.63           11,400,000          11,373,633
   09-25-01                        3.65            7,900,000           7,880,829
   10-11-01                        3.61            5,000,000           4,980,000
   10-19-01                        3.61            6,000,000           5,971,280
Windmill Funding
   09-04-01                        3.70            5,000,000(b)        4,998,458
   10-16-01                        3.54            1,000,000(b)          995,600
   11-20-01                        3.41            2,500,000(b)        2,481,222
Total                                                                245,837,174

Food (1.2%)
Campbell Soup
   09-17-01                        3.64            5,000,000(b)        4,991,934
   10-09-01                        3.77            2,000,000           1,992,062
   10-11-01                        3.76            2,300,000           2,290,442
   12-03-01                        3.79            4,000,000           3,961,250
Total                                                                 13,235,688

Insurance (2.9%)
American General
   11-21-01                        3.89            8,100,000           8,029,651
   12-28-01                        3.75            5,000,000           4,939,361
   02-22-02                        3.38            7,900,000           7,772,850
American General Finance
   09-28-01                        4.76            5,000,000           4,982,225
   10-30-01                        3.71            5,000,000           4,969,763
Total                                                                 30,693,850

Media (1.0%)
Scripps (EW)
   09-26-01                        3.68            6,000,000(b)        5,984,708
   10-15-01                        3.57            5,000,000(b)        4,978,306
Total                                                                 10,963,014

Miscellaneous (5.6%)
CIT Group Holdings
   09-05-01                        3.69            5,000,000           4,997,950
   09-10-01                        3.68            5,000,000           4,995,400
   10-16-01                        3.57            5,000,000           4,977,813
   11-01-01                        3.66            6,100,000           6,062,376
   12-04-01                        3.67            7,500,000           7,428,716
   01-18-02                        3.88            3,000,000(c)        3,000,000
   01-25-02                        3.34            5,000,000           4,933,083
   02-01-02                        3.40            5,000,000           4,928,813
Corporate Receivables
   10-23-01                        3.59            5,000,000(b)        4,974,217
   02-28-02                        3.36            5,000,000(b)        4,917,500
CXC
   11-05-01                        3.55            3,000,000(b)        2,980,879
   11-09-01                        3.49            2,000,000(b)        1,986,698
   11-15-01                        3.94            3,500,000(b)        3,471,490
Total                                                                 59,654,935

Multi-industry conglomerates (3.1%)
GE Capital Intl Funding
   09-20-01                        3.64            6,000,000(b)        5,988,505
   09-24-01                        3.59            5,000,000(b)        4,988,564
   10-01-01                        3.67            7,000,000(b)        6,978,650
   10-26-01                        3.56            5,000,000(b)        4,972,958
   11-05-01                        3.49            5,000,000(b)        4,968,674
General Electric Capital Services
   10-17-01                        3.59            5,000,000           4,977,192
Total                                                                 32,874,543

Utilities -- electric (4.5%)
Duke Energy
   10-03-01                        3.43            3,000,000           2,990,880
UBS Americas
   09-06-01                        4.76            5,000,000           4,996,694
UBS Finance (Delaware)
   10-09-01                        3.88            2,500,000           2,489,814
   11-19-01                        3.59            5,000,000           4,960,939
   11-26-01                        3.54            5,000,000           4,958,075
   01-25-02                        3.40            6,000,000           5,918,483
   02-25-02                        3.40           14,400,000          14,163,529
   02-27-02                        3.40            7,000,000           6,883,749
Total                                                                 47,362,163

Utilities -- telephone (2.0%)
BellSouth
   09-25-01                        3.64            5,000,000(b)        4,987,900
   11-23-01                        3.37            4,000,000(b)        3,969,198
SBC Communications
   11-08-01                        3.54            7,500,000(b)        7,450,133
   12-06-01                        3.41            5,000,000(b)        4,954,933
Total                                                                 21,362,164

Total commercial paper
(Cost: $713,717,714)                                                $713,717,714

Letters of credit (2.5%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

Bank of America-
AES Shady Point
  09-06-01                         3.71%         $10,000,000          $9,994,846
  09-10-01                         3.78            4,300,000           4,295,937
  09-11-01                         3.67            7,000,000           6,992,864
  10-16-01                         3.57            5,000,000           4,977,813

Total letters of credit
(Cost: $26,261,460)                                                  $26,261,460

Total investments in securities
(Cost: $1,066,098,192)(d)                                         $1,066,098,192

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
91   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2001.
(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2001.

Investments in Securities

AXP VP - Diversified Equity Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (93.6%)
Issuer                                              Shares              Value(a)

Aerospace & defense (1.3%)
Goodrich (BF)                                       15,917              $510,140
Honeywell Intl                                      24,349               907,244
Total                                                                  1,417,384

Airlines (0.6%)
AMR                                                 20,226(b)            647,030

Automotive & related (2.3%)
Eaton                                               11,406               820,434
Ford Motor                                          29,427               584,714
General Motors                                      16,050               878,738
Snap-On                                              3,700                94,202
Total                                                                  2,378,088

Banks and savings & loans (2.9%)
FleetBoston Financial                               33,833             1,246,069
J.P. Morgan Chase                                   18,400               724,960
Washington Mutual                                   27,963             1,046,935
Total                                                                  3,017,964

Beverages & tobacco (3.2%)
Diageo ADR                                          24,577(c)            997,580
Fortune Brands                                      26,800             1,025,100
Philip Morris                                       28,477             1,349,810
Total                                                                  3,372,490

Building materials & construction (0.5%)
Martin Marietta Materials                           12,295               485,653

Chemicals (0.9%)
Dow Chemical                                        25,927               909,001

Communications equipment & services (0.4%)
AT&T Wireless Services                              25,529(b)            395,700

Computer software & services (0.7%)
Computer Associates Intl                            24,095               748,150

Computers & office equipment (4.7%)
Compaq Computer                                     73,804               911,480
Computer Sciences                                   13,067(b)            491,319
Electronic Data Systems                             11,152               657,745
First Data                                           9,651               635,518
Hewlett-Packard                                     30,900               717,189
Pitney Bowes                                        25,909             1,126,783
Solectron                                           32,067(b)            436,111
Total                                                                  4,976,145

Electronics (0.9%)
Thomas & Betts                                      43,400               929,194

Energy (7.8%)
BP ADR                                              18,455(c)            938,990
Chevron                                             28,623             2,597,538
Conoco Cl A                                         65,999             1,956,870
Kerr-McGee                                          22,328             1,304,178
USX-Marathon Group                                  46,600             1,468,366
Total                                                                  8,265,942

Energy equipment & services (2.5%)
McDermott Intl                                      90,850(b)            967,553
Pioneer Natural Resources                           56,881(b)            995,417
Tidewater                                           20,049               623,724
Total                                                                  2,586,694

Financial services (7.1%)
Citigroup                                           13,701               626,821
Lehman Brothers Holdings                            57,723             3,789,514
Morgan Stanley, Dean Witter,
  Discover & Co                                     39,168             2,089,613
Stilwell Financial                                  36,221             1,035,921
Total                                                                  7,541,869

Food (3.5%)
Archer-Daniels-Midland                              42,790               574,670
ConAgra Foods                                       48,700             1,117,665
SUPERVALU                                           94,135             1,974,952
Total                                                                  3,667,287

Furniture & appliances (1.0%)
Whirlpool                                           15,910             1,050,378

Health care services (0.7%)
PacifiCare Health Systems                           47,784(b)            702,425

Industrial equipment & services (7.2%)
Caterpillar                                         25,666             1,283,300
Fluor                                               18,218               825,822
Illinois Tool Works                                 17,471             1,092,112
Ingersoll-Rand                                      59,490             2,413,509
Parker-Hannifin                                     28,630             1,259,720
Tomkins ADR                                         63,700(c)            675,220
Total                                                                  7,549,683

Insurance (9.2%)
Aon                                                 43,050             1,599,307
CIGNA                                               22,115             1,990,349
Jefferson-Pilot                                     21,181               985,340
Lincoln Natl                                        21,114             1,052,744
Loews                                               31,856             1,555,210
SAFECO                                              47,722             1,435,478
Torchmark                                           27,966             1,181,284
Total                                                                  9,799,712

Leisure time & entertainment (0.8%)
Mattel                                              47,500               854,525

Media (2.0%)
Donnelley (RR) & Sons                               22,373               667,163
Knight-Ridder                                       22,980             1,392,588
Total                                                                  2,059,751

Metals (1.5%)
Alcoa                                               42,717             1,628,372

Multi-industry conglomerates (9.7%)
Crane                                               27,022               759,048
Diebold                                             33,390             1,260,473
Dover                                               17,760               637,939
Eastman Kodak                                       23,692             1,058,322
General Electric                                    25,000             1,024,500
Hanson ADR                                          39,394(c)          1,528,880
Natl Service Inds                                   16,400               387,040
Textron                                             18,895               989,909
Tyco Intl                                           11,597(c)            602,464
Xerox                                               77,300               711,160
YORK Intl                                           34,987             1,329,506
Total                                                                 10,289,241

Paper & packaging (2.3%)
Abitibi-Consolidated                                95,450(c)            739,738
Intl Paper                                          40,954             1,643,074
Total                                                                  2,382,812

Real estate investment trust (4.0%)
Crescent Real Estate Equities                       51,887             1,221,939
Equity Residential
  Properties Trust                                  16,058               945,977
JDN Realty                                          45,472               525,202
Vornado Realty Trust                                38,664             1,550,812
Total                                                                  4,243,930

Retail (2.2%)
Albertson's                                         42,400             1,483,576
Charming Shoppes                                   128,600(b)            877,052
Total                                                                  2,360,628

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
92   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Issuer                                              Shares              Value(a)

Textiles & apparel (0.9%)
Kellwood                                            44,158              $960,878

Transportation (1.6%)
Burlington Northern Santa Fe                        63,720             1,727,449

Utilities -- electric (2.4%)
Dominion Resources                                  20,500             1,290,475
Duke Energy                                         32,000             1,257,920
Total                                                                  2,548,395

Utilities -- gas (1.5%)
Ocean Energy                                        27,336               515,284
Williams Companies                                  31,800             1,035,090
Total                                                                  1,550,374

Utilities -- telephone (7.3%)
AT&T                                                79,400             1,511,776
BellSouth                                           32,914             1,227,692
Liberty Media Cl A                                  44,144(b)            670,989
SBC Communications                                  32,322             1,322,293
Sprint (FON Group)                                  51,600             1,204,344
Verizon Communications                              34,986             1,749,300
Total                                                                  7,686,394

Total common stocks
(Cost: $99,466,012)                                                  $98,733,538

Short-term securities (9.9%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (8.9%)
Federal Home Loan Mtge Corp Disc Nts
   10-09-01                        3.43%          $3,100,000          $3,088,515
   11-21-01                        3.36            5,800,000           5,753,761
Federal Natl Mtge Assn Disc Nt
   09-13-01                        3.65              500,000             499,312
Total                                                                  9,341,588

Commercial paper (1.0%)
BellSouth
  11-23-01                         3.37              600,000(d)          595,100
Intl Lease Finance
  11-06-01                         3.66              500,000             496,743
Total                                                                  1,091,843

Total short-term securities
(Cost: $10,436,789)                                                  $10,433,431

Total investments in securities
(Cost: $109,902,801)(e)                                             $109,166,969

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 5.20% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $109,950,466 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 3,453,189
     Unrealized depreciation                                         (4,236,686)
                                                                     ----------
     Net unrealized depreciation                                    $  (783,497)
                                                                    -----------

--------------------------------------------------------------------------------
93   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Emerging Markets Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (82.3%)(c)
Issuer                                               Shares             Value(a)

Brazil (6.8%)
Beverages & tobacco (1.8%)
Companhia de
  Bebidas das Americas ADR                            5,600             $105,504

Energy (2.0%)
Petroleo Brasileiro                                   5,096              114,306

Miscellaneous (1.5%)
Tele Centro Oeste
  Celular Participacoes ADR                          13,670               83,387

Paper & packaging (1.5%)
Aracruz Celulose ADR                                  5,094               87,362

Chile (0.8%)
Utilities -- electric
Empresa Nacional de
  Electricidad                                        4,224               45,281

China (1.0%)
Energy equipment & services
CNOOC                                                58,500(b)            57,751

Hong Kong (7.2%)
Airlines (1.1%)
China Southern Airlines                             242,000(b)            64,380

Communications equipment & services (0.9%)
China Mobile                                         16,500(b)            51,511

Energy equipment & services (0.9%)
PetroChina                                          256,000               52,186

Financial services (2.3%)
Sun Hung Kai Properties                              15,000              130,292

Multi-industry conglomerates (1.0%)
Beijing Enterprises                                  54,000               55,732

Utilities -- electric (1.0%)
Beijing Datang Power
  Generation Cl H                                   162,000               54,521

Hungary (2.2%)
Banks and savings & loans
OTP Bank ADR                                          2,360              124,136

India (6.7%)
Banks and savings & loans (0.6%)
HDFC Bank ADR                                         2,200(b)            34,100

Beverages & tobacco (1.4%)
ITC GDR                                               5,118(d)            78,298

Health care (1.2%)
Dr. Reddy's Laboratories                              1,849               69,479

Household products (1.3%)
Hindustan Lever                                      15,369               71,351

Textiles & apparel (1.1%)
Reliance Inds GDR                                     4,370(d)            63,147

Utilities -- telephone (1.1%)
Videsh Sanshar Nigam                                 10,763               64,523

Israel (1.0%)
Banks and savings & loans
Bank Hapoalim                                        24,073               54,787

Malaysia (3.0%)
Automotive & related (1.3%)
Perusahaan Otomobil
  Nasional Berhad                                    40,000               70,526

Financial services (1.2%)
Commerce Asset-Holding
  Berhad                                             34,000               69,789

Industrial equipment & services (0.5%)
Sime Darby Berhad                                    24,000               30,063

Mexico (14.8%)
Beverages & tobacco (3.2%)
Coca-Cola Femsa ADR                                   4,044               88,604
Fomento Economico
  Mexicano ADR                                        2,362               92,118
Total                                                                    180,722

Communications equipment & services (2.1%)
America Movil ADR                                     7,255(b)           122,174

Financial services (2.7%)
Grupo Financiero BBVA Bancomer Cl O                 181,757(b)           152,377

Retail (2.3%)
Wal-Mart de Mexico                                   52,894              129,126

Utilities -- telephone (4.5%)
Telefonos de Mexico ADR Cl L                          7,235              263,789

Peru (1.0%)
Metals
Compania de
  Minas Buenaventura ADR                              2,920               56,035

Poland (1.1%)
Utilities -- telephone
Telekomunikacja Polska                               19,763(b)            60,595

Russia (5.4%)
Communications equipment & services (1.1%)
Mobile Telesystems ADR                                2,300(b)            59,915

Energy (0.9%)
Lukoil Holding ADR                                    1,135               49,826

Miscellaneous (0.7%)
Surgutneftegaz ADR                                    3,321               42,376

Utilities -- electric (1.7%)
RAO Unified Energy
  Systems ADR                                         4,950               53,214
XAO Mosenergo ADR                                    13,001               44,203
Total                                                                     97,417

Utilities -- gas (1.0%)
OAO Gazprom ADR                                       5,800               57,130

South Africa (9.3%)
Banks and savings & loans (2.4%)
ABSA Group                                           29,660              137,231

Beverages & tobacco (2.2%)
South African Breweries                              16,646              123,229

Energy equipment & services (2.0%)
Sasol                                                12,107              112,322

Insurance (1.2%)
Sanlam                                               55,172               70,036

Metals (1.5%)
Gold Fields                                          20,000               85,893

South Korea (12.6%)
Banks and savings & loans (3.0%)
H&CB                                                  2,710               60,246
Kookmin Bank                                          3,820               51,432
Shinhan Bank                                          6,000               58,708
Total                                                                    170,386

Communications equipment & services (2.3%)
SK Telecom                                              730              128,572

Electronics (3.5%)
Samsung Electronics                                   1,360              202,270

Financial services (0.9%)
Samsung Securities                                    1,940(b)            48,899

Household products (1.7%)
LG Household & Health Care                            1,522(b)            29,308
Pacific                                               1,040               66,756
Total                                                                     96,064

Utilities -- electric (1.3%)
Korea Electric Power                                  4,190               74,288

Taiwan (6.2%)
Computers & office equipment (1.3%)
Asustek Computer GDR                                 21,000               76,650

Electronics (4.9%)
Compal Electronics                                    8,750(b,d)          44,625
Hon Hai Precision Inds GDR                           11,808(d)            91,512
Sunplus Technology GDR                                9,423(b)            44,995
Taiwan Semiconductor
  Mfg ADR                                             7,549(b)            97,986
Total                                                                    279,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
94   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Emerging Markets Fund

Issuer                                               Shares             Value(a)

United Kingdom (3.3%)
Metals
Anglo American Place                                  4,367              $63,343
Billiton ADR                                         26,286              124,297
Total                                                                    187,640

Total common stocks
(Cost: $4,945,846)                                                    $4,696,492

Preferred stock (2.1%)
Issuer                                               Shares             Value(a)

Brazil
Companhia Vale do
  Rio Doce Cl A                                       5,900(b)          $118,763

Total preferred stock
(Cost: $139,264)                                                        $118,763

Short-term securities (10.4%)
Issuer                          Annualized           Amount             Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agency
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.55%            $100,000             $99,734
   11-15-01                        3.42              500,000             496,306

Total short-term securities
(Cost: $596,208)                                                        $596,040

Total investments in securities
(Cost: $5,681,318)(e)                                                 $5,411,295

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $5,760,150 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $ 148,959
     Unrealized depreciation                                          (497,814)
                                                                      --------
     Net unrealized depreciation                                     $(348,855)
                                                                     ---------

--------------------------------------------------------------------------------
95   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Equity Select Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (92.2%)
Issuer                                               Shares             Value(a)

Airlines (1.3%)
Skywest                                               5,609             $178,591

Banks and savings & loans (0.5%)
Investors Financial Services                            996               63,794

Building materials & construction (1.1%)
Martin Marietta Materials                             3,949              155,986

Chemicals (3.2%)
Sigma-Aldrich                                         9,549              435,530

Communications equipment & services (0.6%)
Finisar                                               8,750(b)            86,275

Computer software & services (5.5%)
BMC Software                                          7,141(b)           114,256
Intuit                                                3,190(b)           120,518
Manugistics Group                                     3,945(b)            46,196
Peregrine Systems                                     5,140(b)           134,565
Sungard Data Systems                                 14,300(b)           338,195
Total                                                                    753,730

Computers & office equipment (8.5%)
Acxiom                                                8,760(b)           111,602
Advent Software                                       1,612(b)            85,613
Dendrite Intl                                         5,605(b)            72,809
DST Systems                                           2,772(b)           132,640
Fair, Isaac & Co                                      4,231              258,091
Fiserv                                                7,922(b)           429,136
McData Cl B                                           4,413(b)            63,547
Total                                                                  1,153,438

Electronics (8.7%)
American Power Conversion                             9,950(b)           137,609
Maxim Integrated Products                             7,922(b)           366,075
Micrel                                                2,804(b)            86,531
Microchip Technology                                  6,362(b)           227,060
Novellus Systems                                      4,180(b)           185,216
PMC-Sierra                                            3,140(b)            96,555
Waters                                                2,401(b)            79,545
Total                                                                  1,178,591

Energy (6.4%)
Apache                                                3,182              149,331
Devon Energy                                          3,181              147,185
Murphy Oil                                            3,949              298,150
Newfield Exploration                                  3,948(b)           130,126
Pogo Producing                                        6,361              151,964
Total                                                                    876,756

Energy equipment & services (1.5%)
Ensco Intl                                            4,782               87,224
Tidewater                                             3,949              122,853
Total                                                                    210,077

Financial services (4.0%)
Legg Mason                                            4,780              213,714
Paychex                                               8,772              325,178
Total                                                                    538,892

Health care (13.3%)
Apogent Technologies                                  5,609(b)           134,840
Biogen                                                3,583(b)           216,269
Biomet                                               13,175              364,024
Diagnostic Products                                   3,587              140,790
IDEC Pharmaceuticals                                  3,604(b)           213,609
Immunex                                               7,218(b)           125,449
Invitrogen                                            3,584(b)           243,819
Johnson & Johnson                                     2,377              125,292
MedImmune                                             2,790(b)           112,019
Techne                                                3,950(b)           125,176
Total                                                                  1,801,287

Health care services (9.9%)
AmerisourceBergen                                     3,038(b)           195,769
Community Health Systems                              6,738(b)           210,563
Express Scripts Cl A                                  5,608(b)           300,139
First Health Group                                    4,351(b)           121,828
Health Management
  Associates Cl A                                     8,750(b)           174,563
LifePoint Hospitals                                   2,176(b)            93,111
Lincare Holdings                                      8,747(b)           248,502
Total                                                                  1,344,475

Industrial equipment & services (4.7%)
Cintas                                                7,141              332,485
Fastenal                                              4,769              313,562
Total                                                                    646,047

Insurance (0.3%)
HCC Insurance Holdings                                1,611               40,629

Media (3.3%)
Catalina Marketing                                    5,612(b)           184,242
Univision Communications Cl A                         5,975(b)           178,234
Westwood One                                          3,139(b)            89,462
Total                                                                    451,938

Multi-industry conglomerates (4.1%)
Danaher                                               3,180              176,713
DeVry                                                 5,609(b)           184,143
Robert Half Intl                                      7,921(b)           197,154
Total                                                                    558,010

Restaurants & lodging (5.4%)
Brinker Intl                                         10,350(b)           275,310
Cheesecake Factory (The)                             10,748(b)           326,739
Starbucks                                             7,971(b)           134,471
Total                                                                    736,520

Retail (8.0%)
99 Cents Only Stores                                  5,972(b)           182,683
Whole Foods Market                                   15,950(b)           561,281
Williams-Sonoma                                      10,778(b)           342,740
Total                                                                  1,086,704

Textiles & apparel (1.1%)
Abercrombie & Fitch                                   5,024(b)           152,428

Utilities -- electric (0.8%)
Calpine                                               3,180(b)           105,004

Total common stocks
(Cost: $13,030,699)                                                  $12,554,702

Total investments in securities
(Cost: $13,030,699)(c)                                               $12,554,702

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $13,130,391 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $ 302,030
     Unrealized depreciation                                          (877,719)
                                                                      --------
     Net unrealized depreciation                                     $(575,689)
                                                                     ---------

--------------------------------------------------------------------------------
96   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Extra Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (84.1%)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount
Aerospace & defense (2.4%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                        8.50%          $2,150,000(d)       $2,214,500
Fairchild
  Company Guaranty
   04-15-09                       10.75            3,730,000           2,872,100
Hexcel
  Sr Sub Nts
   01-15-09                        9.75            3,690,000(d)        3,542,400
Sequa
  Sr Nts
   08-01-09                        9.00            6,030,000           6,135,525
Total                                                                 14,764,525

Automotive & related (2.3%)
Delco Remy Intl
  Company Guaranty
   05-01-09                       11.00            2,025,000(d)        2,151,563
Hayes Lemmerz Intl
  Company Guaranty
   06-15-06                       11.88            2,225,000(d)        2,202,750
  Company Guaranty Series B
   07-15-07                        9.13            3,140,000           1,916,800
Lear
  Company Guaranty Series B
   05-15-09                        8.11            4,600,000           4,728,570
MSX Intl
  Company Guaranty
   01-15-08                       11.38            2,555,000           2,347,406
Oxford Automotive
  Company Guaranty Series D
   06-15-07                       10.13              915,000             539,850
Total                                                                 13,886,939

Beverages & tobacco (0.4%)
Constellation Brands
  Company Guaranty
   08-01-06                        8.63            2,335,000           2,399,213

Building materials & construction (3.4%)
Louisiana Pacific
  Sr Nts
   11-15-08                       10.88            3,255,000           3,287,550
Nortek
  Sr Nts Series B
   03-15-07                        9.25              600,000             602,250
   09-01-07                        9.13            3,800,000           3,800,000
  Sr Sub Nts Series B
   06-15-11                        9.88              430,000             425,700
Potlatch
  Sr Sub Nts
   07-15-11                       10.00            2,640,000(d)        2,765,400
Schuler Homes
  Sr Sub Nts
   07-15-11                       10.50            4,430,000(d)        4,551,825
WCI Communities
  Company Guaranty
   02-15-11                       10.63            4,675,000           5,013,938
Total                                                                 20,446,663

Chemicals (5.2%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09                        7.88            9,650,000           9,722,375
   08-01-09                       10.00            3,525,000           3,683,625
Georgia Gulf
   11-15-05                        7.63              900,000             906,648
Huntsman
  Sr Sub Nts
   07-01-07                        9.50            4,403,000(d)        1,585,080
IMC Global
  Sr Nts
   06-01-08                       10.88            3,660,000(d)        3,769,800
Lyondell Chemical
  Series B
   05-01-07                        9.88            3,450,000           3,493,125
Macdermid
   07-15-11                        9.13              785,000             792,850
Noveon
  Company Guaranty Series B
   02-28-11                       11.00            1,775,000           1,819,375
Resolution Performance
  Sr Sub Nts
   11-30-08                       10.37            1,714,286(d)        1,731,429
   11-15-10                       13.50            1,975,000           2,142,875
Sterling Chemicals
  Company Guaranty Series B
   07-15-06                       12.38            2,400,000           1,959,000
Total                                                                 31,606,182

Commercial finance (0.6%)
Advance Holding
  Zero Coupon Series B
   04-15-03                       13.31            2,500,000(g)        1,868,750
Finova Group
   11-15-09                        7.50            2,000,000           1,530,000
Total                                                                  3,398,750

Communications equipment & services (9.8%)
Alamosa Delaware
  Sr Nts
   08-15-11                       13.63            1,765,000(d)        1,734,113
Birch Telecom
  Sr Nts
   06-15-08                       14.00            3,000,000           1,200,000
Cable Satisfaction Intl
  (U.S. Dollar)
   03-01-10                       12.75            2,585,000(c)        1,499,300
Crown Castle Intl
  Sr Nts
   08-01-11                        9.38            5,400,000           4,887,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                       12.25            3,400,000           3,536,000
Echostar Broadband
  Sr Nts
   10-01-07                       10.38            1,000,000           1,051,250
EchoStar DBS
  Sr Nts
   02-01-09                        9.38            5,150,000           5,310,937
Equinix
  Sr Nts
   12-01-07                       13.00            2,680,000           1,145,700
Fairpoint Communications
  Sr Sub Nts
   05-01-10                       12.50            1,600,000           1,280,000
  Sr Sub Nts Series B
   05-01-08                        9.50            1,680,000           1,260,000
Global Telesystems
  (U.S. Dollar) Sr Nts
   12-15-07                       11.50            4,150,000(b,c)         62,250
   06-15-08                       10.88            2,700,000(b,c)         40,500
GT Group Telecom
   06-30-08                        9.89            4,000,000(i)        3,170,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   02-01-05                       20.91            4,765,000(c,g)      1,238,900
Horizon PCS
  Zero Coupon Company Guaranty
   10-01-05                       14.40            5,825,000(g)        2,592,125
Insight Midwest/Insight Capital
  Sr Nts
   11-01-10                       10.50            3,140,000(d)        3,359,800
IPCS
  Zero Coupon Sr Disc Nts
   07-15-05                       13.49            3,155,000(g)        1,814,125
NATG Holdings LLC/Orius Capital
  Company Guaranty Series B
   02-01-10                       12.75            4,600,000           1,196,000
Nextel Partners
  Sr Nts
   03-15-10                       11.00            1,100,000             874,500
Nortel Networks
   02-15-06                        6.13            1,000,000             838,760
NTL
  Sr Nts Series B
   02-01-06                       11.50            3,100,000           1,906,500
   02-15-07                       10.00            3,500,000           2,012,500
NTL Communications
  Sr Nts Series B
   10-01-10                       11.88            1,500,000             885,000
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                        9.13            8,550,000           8,891,999
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                        9.63            4,075,000           3,983,313

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
97   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Communications equipment & services (cont.)
Spectrasite Holdings
  Zero Coupon Sr Disc Nts
   04-15-04                       11.67%          $4,375,000(g)       $1,531,250
Telehub Communications
  Company Guaranty
   07-31-05                       13.88            3,000,000(b,h)             --
UbiquiTel
  Zero Coupon Company Guaranty
   04-15-05                       12.73            4,900,000(g)        2,131,500
Total                                                                 59,433,322

Computers & office equipment (0.1%)
Globix
  Sr Nts
   02-01-10                       12.50            2,535,000             697,125

Energy (3.3%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            7,000,000(c)        7,095,066
Energy Corp of America
  Sr Sub Nts Series A
   05-15-07                        9.50            3,550,000           2,857,750
Grant Prideco
  Company Guaranty Series B
   12-01-07                        9.63            4,600,000           4,692,000
Hanover Equipment Trust
  Sr Nts
   09-01-08                        8.50            1,050,000(d)        1,076,250
   09-01-11                        8.75            1,325,000(d)        1,348,188
Ocean Energy
  Company Guaranty Series B
   07-01-08                        8.38            2,750,000           2,894,128
Total                                                                 19,963,382

Energy equipment & services (0.1%)
SESI LLC
  Company Guaranty
   05-15-11                        8.88              834,000(d)          813,150

Financial services (1.9%)
Alamosa Delaware
  Company Guaranty
  02-01-11                        12.50            3,450,000           3,251,625
CSC Holdings
  Sr Nts
   04-01-11                        7.63            2,250,000(d)        2,249,055
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                       10.00            1,955,000(b,c)        293,250
LaBranche
  Sr Nts
   08-15-04                        9.50            1,760,000           1,879,187
  Sr Sub Nts
   03-02-07                       12.00            3,700,000           4,181,000
Total                                                                 11,854,117

Food (0.5%)
Aurora Foods
  Sr Sub Nts Series D
   02-15-07                        9.88            2,020,000           1,792,750
RAB Enterprises
  Company Guaranty
   05-01-05                       10.50            2,400,000           1,416,000
Total                                                                  3,208,750

Furniture & appliances (0.5%)
Interface
  Company Guaranty
   04-01-08                        7.30            1,820,000           1,653,925
Sealy Mattress
  Sr Sub Nts
   12-15-07                        9.88            1,160,000(d)        1,157,100
Total                                                                  2,811,025

Health care services (5.0%)
Alliance Imaging
  Sr Sub Nts
   04-15-11                       10.38            1,225,000           1,298,500
Amerisource Bergen
  Sr Nts
   09-01-08                        8.13            1,585,000(d)        1,636,513
HCA
   05-20-08                        7.25              400,000             402,000
   09-01-10                        8.75            4,875,000           5,338,124
   02-01-11                        7.88            3,000,000           3,142,500
Magellan Health Services
  Sr Nts
   11-15-07                        9.38            1,600,000(d)        1,656,000
  Sr Sub Nts
   02-15-08                        9.00            1,515,000           1,461,975
Manor Care
  Company Guaranty
   03-01-08                        8.00            1,800,000           1,867,500
Omnicare
  Sr Sub Nts
   03-15-11                        8.13            2,500,000(d)        2,587,500
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                       10.00            4,385,000(b)        1,436,088
Select Medical
  Sr Sub Nts
   06-15-09                        9.50            1,235,000           1,222,650
Triad Hospitals
  Company Guaranty
   05-01-09                        8.75            5,010,000(d)        5,222,924
Triad Hospitals Holdings
  Company Guaranty Series B
   05-15-09                       11.00              350,000             387,188
Vanguard Health Systems
  Sr Sub Nts
   08-01-11                        9.75            2,575,000(d)        2,655,469
Total                                                                 30,314,931

Household products (0.7%)
Revlon Consumer Products
  Sr Nts
   02-01-06                        8.13            5,600,000           4,200,000

Industrial equipment & services (0.8%)
Blount
  Company Guaranty
   06-15-05                        7.00            1,200,000             840,000
Motors & Gears
  Sr Nts Series D
   11-15-06                       10.75            4,435,000           4,246,513
Total                                                                  5,086,513

Insurance (0.5%)
Americo Life
  Sr Sub Nts
   06-01-05                        9.25            2,925,000           2,859,188

Leisure time & entertainment (7.4%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09                       13.00            2,450,000(c)        2,597,000
Ameristar Casinos
  Company Guaranty
   02-15-09                       10.75            1,420,000           1,514,075
Argosy Gaming
  Sr Sub Nts
   09-01-11                        9.00            1,550,000           1,604,250
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                        9.25            2,500,000(d)        2,556,250
Cinemark USA
  Sr Sub Nts Series B
   08-01-08                        9.63              965,000             873,325
Coast Hotels & Casino
  Company Guaranty
   04-01-09                        9.50            5,000,000           5,168,750
Hammons (JQ) Hotels
  1st Mtge
   02-15-04                        8.88            2,700,000           2,673,000
Harrahs Entertainment
   12-15-05                        7.88            2,000,000           2,070,000
Horseshoe Gaming LLC
  Company Guaranty Series B
   06-15-07                        9.38            1,380,000           1,467,975
Isle of Capri Casinos/Capital
  1st Mtge Series B
   08-31-04                       13.00            3,950,000           4,310,438
Lodgenet Entertainment
  Sr Nts
   12-15-06                       10.25              650,000             659,750
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                        8.38            1,375,000(d)        1,409,375
Six Flags
  Sr Nts
   04-01-06                        9.25            1,500,000           1,500,000
   06-15-07                        9.75            1,850,000           1,905,500
   02-01-09                        9.50            1,150,000(d)        1,173,000
Station Casinos
  Sr Sub Nts
   07-01-10                        9.88            2,765,000           2,847,950
Steinway Musical Instruments
  Sr Nts
   04-15-11                        8.75            1,805,000(d)        1,750,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
98   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Leisure time & entertainment (cont.)
Trump Atlantic City Assn/Funding
  1st Mtge Company Guaranty
   05-01-06                       11.25%          $8,900,000          $6,496,999
United Artists Theatres
  Series 1995A
   07-01-15                        9.30            2,603,443           2,212,926
Total                                                                 44,791,413

Media (14.8%)
Adelphia Communications
  Sr Nts
   10-01-10                       10.88            1,500,000           1,530,000
  Sr Nts Series B
   06-15-11                       10.25            3,985,000           3,880,394
Australis Holdings
  (U.S. Dollar) Sr Disc Nts
   11-01-02                       15.00            2,260,000(b,c)          3,164
Australis Media
  (U.S. Dollar)
   05-15-03                       15.75            4,500,000(b,c)         45,000
  (U.S. Dollar) Sr Disc Nts
   05-15-03                       15.75               47,958(b,c)              5
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                       10.63            3,520,000(c,d)      3,634,400
Charter Communications Holdings LLC
  Sr Nts
   11-15-09                        9.63            2,645,000(d)        2,697,900
Charter Communications Holdings/Charter  Capital
  Sr Nts
   04-01-09                       10.00            5,100,000           5,291,250
   10-01-09                       10.75            2,600,000           2,795,000
   01-15-10                       10.25            1,650,000           1,707,750
Charter Communications LLC/Capital
  Zero Coupon Sr Disc Nts
   04-01-04                       14.16            2,350,000(g)        1,668,500
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                       10.00            4,115,000           4,115,000
Cumulus Media
  Company Guaranty
   07-01-08                       10.38            3,940,000           4,058,200
Lin Television
  Sr Nts
   01-15-08                        8.00            2,700,000(d)        2,646,000
MDC
  (U.S. Dollar) Sr Sub Nts
   12-01-06                       10.50            4,410,000(c)        3,969,000
MediaCom Broadband
  Sr Nts
   07-15-13                       11.00            3,185,000(d)        3,336,288
MediaCom LLC/Capital
  Sr Nts
   01-15-13                        9.50            1,600,000(d)        1,616,000
Nexstar Finance LLC
  Sr Sub Nts
   04-01-08                       12.00            1,463,000(d)        1,521,520
Paxson Communications
  Sr Sub Nts
   07-15-08                       10.75            5,500,000(d)        5,719,999
Pegasus Communications
  Sr Nts Series B
   10-15-05                        9.63            5,880,000           5,409,599
Pegasus Media & Communications
  Series B
   07-01-05                       12.50            3,050,000           3,019,500
Pegasus Satellite
  Sr Nts
   08-01-06                       12.38            2,250,000           2,160,000
Quebecor Media
  Sr Nts
   07-15-11                       11.13            7,000,000(d)        7,139,999
Radio Unica
  Zero Coupon Company Guaranty
   08-01-02                       11.74            1,010,000(g)          569,388
Regional Independent Medical
  (U.S. Dollar) Sr Nts
   07-01-08                       10.50            3,600,000(c)        3,672,000
Sinclair Broadcasting Group
  Company Guaranty
   07-15-07                        9.00            3,950,000           3,831,500
Telemundo Holdings
  Zero Coupon Sr Disc Nts
   08-15-03                       11.50            5,000,000(d,g)      4,400,000
TeleWest Communications
  (U.S. Dollar)
   10-01-07                       11.00            1,000,000(c)          790,000
  (U.S. Dollar) Sr Nts
   11-01-08                       11.25            2,000,000(c)        1,680,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   04-15-04                        8.96            4,850,000(c,g)      2,279,500
Telewest Finance
  (U.S. Dollar) Cv Company Guaranty
   07-07-05                        6.00              600,000(c,d)        384,109
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02                       10.00            1,215,506(c,f,i)    1,215,506
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09                       12.75            2,890,000           2,861,100
XM Satellite Radio
   03-15-10                       14.00            2,200,000           1,298,000
Total                                                                 90,945,571

Metals (2.7%)
AK Steel
  Sr Nts
   12-15-06                        9.13            2,550,000           2,620,125
Great Lakes Carbon
  Company Guaranty Pay-in-kind Series B
   05-15-08                       10.25            4,965,000(f)        2,979,000
Kaiser Aluminum & Chemical
  Sr Nts Series B
   10-15-06                       10.88            2,800,000           2,590,000
Maxxam Group Holdings
  Sr Nts Series B
   08-01-03                       12.00            4,600,000           3,910,000
Oregon Steel Mills
  1st Mtge
   06-15-03                       11.00            3,140,000           2,983,000
WCI Steel
  Sr Nts Series B
   12-01-04                       10.00            1,440,000           1,166,400
Total                                                                 16,248,525

Miscellaneous (3.7%)
Actuant
  Company Guaranty
   05-01-09                       13.00            1,695,000           1,779,750
Argo-Tech
  Company Guaranty Series D
   10-01-07                        8.63              422,000             371,888
Bistro Trust
   12-31-02                        9.50            1,000,000(d)          706,040
Centaur Mining & Exploration
  (U.S. Dollar) Company Guaranty
   12-01-07                       11.00            1,500,000(b,c)        150,000
Consolidated Container LLC/Consolidated
Container Capital
   07-15-09                       10.13            2,100,000           2,058,000
Falcon Products
  Company Guaranty Series B
   06-15-09                       11.38            1,900,000           1,833,500
ISG Resources
   04-15-08                       10.00            3,440,000           2,098,400
Meritage
  Sr Nts
   06-01-11                        9.75            2,730,000(d)        2,832,375
Nationwide Credit
  Sr Nts Series A
   01-15-08                       10.25            1,262,000             380,178
NSM Steel
  Company Guaranty
   02-01-06                       12.00              779,610(b,d)        243,082
   02-01-08                       12.25            1,200,000(b,d)        373,248
Omega Cabinets
  Sr Sub Nts
   06-15-07                       10.50            1,655,000           1,737,750
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                       11.00            5,245,000           4,458,249
Park-Ohio Inds
  Sr Sub Nts
   12-01-07                        9.25            3,095,000           2,325,119
Stellex Technologies
  Sr Sub Nts Series B
   11-01-07                        9.50            1,250,000(b)           37,500
William Carter
  Sr Sub Nts
   08-15-11                       10.88            1,095,000(d)        1,127,850
Total                                                                 22,512,929

Multi-industry conglomerates (1.2%)
Jordan Inds
  Sr Nts Series D
   08-01-07                       10.38            6,990,000           5,941,500
  Zero Coupon Sr Sub Debs Series B
   04-01-02                       11.75            1,608,386(g)          900,696

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
99   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Multi-industry conglomerates (cont.)
Metromedia Intl Group
  Zero Coupon Sr Disc Nts Series B
   03-30-02                        7.28%             $60,650(g)          $27,293
Prime Succession
  Sr Sub Nts
   08-15-04                       10.75            2,710,000(b)          325,200
Total                                                                  7,194,689

Paper & packaging (5.0%)
Berry Plastics
  Company Guaranty Series B
   07-15-07                       11.00            1,450,000           1,428,250
  Company Guaranty Series C
   04-15-04                       12.25            2,350,000           2,391,125
  Sr Sub Nts
   04-15-04                       12.25            1,115,000           1,134,513
BPC Holding
  Sr Nts Series B
   06-15-06                       12.50            2,066,813           1,751,624
Crown Paper
  Sr Sub Nts
   09-01-05                       11.00            4,785,000(b)           83,738
Doman Inds
  (U.S. Dollar) Company Guaranty
   07-01-04                       12.00            1,750,000(c)        1,671,250
  (U.S. Dollar) Sr Nts Series B
   11-15-07                        9.25            2,510,000(c)        1,192,250
Norske Skog
  (U.S. Dollar) Sr Nts
   06-15-11                        8.63              860,000(c,d)        877,200
Packaging Corp of America
  Company Guaranty
   04-01-09                        9.63            1,185,000           1,282,763
Plastipak Holdings
  Sr Nts
   09-01-11                       10.75            2,080,000(d)        2,100,800
Riverwood Intl
  Company Guaranty
   08-01-07                       10.63            1,050,000           1,092,000
   04-01-08                       10.88            1,250,000           1,231,250
  Company Guaranty Sr Nts
   04-01-06                       10.25            2,000,000           2,060,000
  Sr Nts
   08-01-07                       10.63            2,485,000(d)        2,584,400
Silgan Holdings
   06-01-09                        9.00            4,845,000           4,941,899
Stone Container
  Sr Nts
   08-01-16                       12.58            2,900,000           3,048,624
Tembec Inds
  (U.S. Dollar) Company Guaranty
   02-01-11                        8.50            1,400,000(c)        1,456,000
Total                                                                 30,327,686

Real estate investment trust (0.6%)
Meristar Hospitality
  Sr Nts
   01-15-08                        9.00            2,925,000(d)        2,950,594
   01-15-11                        9.13              725,000(d)          731,344
Total                                                                  3,681,938

Restaurants & lodging (3.4%)
BOCA Resorts
  Company Guaranty
   04-15-09                        9.88            2,470,000           2,568,800
Domino's
  Company Guaranty Series B
   01-15-09                       10.38            2,375,000           2,470,000
Extended Stay America
  Sr Sub Nts
   06-15-11                        9.88            7,000,000(d)        7,070,000
Park Place Entertainment
  Sr Sub Nts
   05-15-11                        8.13            4,500,000           4,466,250
Prime Hospitality
  Sr Sub Nts Series B
   04-01-07                        9.75            4,250,000           4,335,000
Total                                                                 20,910,050

Retail (1.4%)
Autonation
  Sr Nts
   08-01-08                        9.00              775,000(d)          786,625
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04                       10.25            3,850,000           1,925,000
Eye Care Centers of America
  Company Guaranty
   05-01-08                        9.13            1,725,000             638,250
Flooring America
  Company Guaranty
   10-15-07                        9.25            1,109,000(b)            1,109
Levi Strauss
  Sr Nts
   01-15-08                       11.63            1,105,000             983,450
Rite Aid
   12-15-08                        6.13            1,000,000(d)          763,750
  Sr Nts
   07-01-08                       11.25            3,065,000(d)        3,218,250
Total                                                                  8,316,434

Textiles & apparel (0.2%)
Galey & Lord
  Company Guaranty
   03-01-08                        9.13            3,090,000           1,297,800

Transportation (0.6%)
American Architectural
  Company Guaranty
   12-01-07                       11.75            1,600,000(b)          240,000
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04                        9.25              350,000(b,c)        136,500
   06-15-07                        9.50              500,000(b,c)        195,000
Interpool
   08-01-07                        7.20              940,000             855,400
   08-01-07                        7.35            2,335,000           2,148,200
Total                                                                  3,575,100

Utilities -- electric (1.0%)
AES
  Sr Nts
   12-15-02                        8.75            5,000,000           5,106,250
Edison Mission Energy
  Sr Nts
   08-15-08                       10.00              800,000(d)          820,000
Total                                                                  5,926,250

Utilities -- gas (0.1%)
El Paso Energy Partners
  Company Guaranty
   06-01-11                        8.50              650,000(d)          663,000

Utilities -- telephone (4.6%)
Adelphia Business Solutions
  Sr Nts Series B
   09-01-04                       12.25            5,458,000           3,929,760
Allegiance Telecom
  Zero Coupon Sr Disc Nts Series B
   02-15-03                       12.01            6,440,000(g)        3,864,000
Dobson Communications
  Sr Nts
   07-01-10                       10.88            1,900,000           1,957,000
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                       12.00              500,000(b,h,i)           --
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            3,975,000(c)        2,394,938
ITC Deltacom
  Sr Nts
   03-01-08                        8.88            1,960,000             921,200
   11-15-08                        9.75            1,500,000             705,000
McLeod USA
  Sr Nts
   02-15-09                        8.13            2,465,000           1,183,200
Nextel Communications
  Sr Nts
   02-01-11                        9.50           12,905,000           9,840,062
PSINet
  Sr Nts
   12-01-06                       10.50            5,850,000(b)          409,500
   08-01-09                       11.00            1,000,000(b)           68,750
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   08-01-09                       10.88            4,800,000(c)        1,344,000
   11-01-09                       11.25              750,000(c)          210,000
   02-01-10                       11.25            1,595,000(c)          446,600
Williams Communications Group
  Sr Nts
   08-01-10                       11.88            1,830,000             841,800
Total                                                                 28,115,810

Total bonds
(Cost: $577,114,405)                                                $512,250,970

Common stocks (0.2%)(b)
Issuer                                             Shares               Value(a)

Aurora Foods                                       85,542               $358,421
Gemini Inds                                        27,253(i)              50,000
PhoneTel Technologies                             149,580                  2,393
Wilshire Financial
  Services Group                                  286,815                537,779

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
100   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                                             Shares               Value(a)

WorldCom                                           31,733               $408,086
WRC Media                                           2,692(d,i)                27

Total common stocks
(Cost: $7,291,698)                                                    $1,356,706

Preferred stocks & other (8.9%)
Issuer                                             Shares               Value(a)

Adelphia Communications
  13.00% Cm Series B                               15,250             $1,418,250
Australis Holdings
  Warrants                                          1,760(b,c)                18
Bestel
  Warrants                                          1,000(b)             120,000
Birch Telecom
  Warrants                                          2,000(b)               1,000
Cable Satisfaction Intl
  Warrants                                          2,585(b,c)                26
Century Maintenance
  13.25% Pay-in-kind
   Series C                                        34,899(f)           2,530,178
Communications & Power Inds
  14.00% Cm Pay-in-kind
   Series B                                        43,350(f)           1,083,742
CSC Holdings
  11.13% Cm Series M                              130,618             13,910,774
  11.75% Cm Pay-in-kind
   Series H                                         2,575(f)             276,813
Dobson Communications
  13.00% Pay-in-kind                                2,416(f)           2,295,200
GT Group Telecom
  Warrants                                          4,765(b)              63,560
Horizon PCS
  Warrants                                          5,325(b)             105,169
Intermedia Communications
  13.50% Pay-in-kind Series B                       2,692(f)           2,944,199
IPCS
  Warrants                                          3,155(b)             181,413
Nextel Communications
  11.13% Pay-in-kind Series E                       2,788(f)           1,449,760
  13.00% Cm Pay-in-kind
   Series D                                         2,929(f)           1,786,646
NSM Steel
  Warrants                                        759,711(b,d)                 1
NTL
  13.00% Pay-in-kind Series B                       4,968(f)             993,602
Paxson Communications
  12.50% Cm Pay-in-kind
   Exchangeable                                     4,747(f)           4,568,510
Pegasus Satellite
  12.75% Cm Pay-in-kind
   Series B                                         2,335(f)           1,821,016
Rural Cellular
  12.25% Pay-in-kind                                5,304(f)           4,561,440
SGW Holding
  12.50% Cm Pay-in-kind
   Series B                                        16,293(b,f,i)         162,930
  Cv Series A                                       9,677 (b,i)           48,385
  Warrants                                            250(b,i)               250
Sinclair Capital
  11.63% Cm                                        20,000              1,900,000
Telehub Communications
  Warrants                                          3,000(b,h)                --
UbiquiTel
  Warrants                                          4,900(b)              98,000
Varde Fund V LP                                 5,000,000(b,e,i)       5,433,949
Wayland Investment
  Fund LLC                                      6,000,000(b,e,i)       6,397,020
XM Satellite Radio
  Warrants                                          1,900(b)              47,025
XO Communications
  13.50% Pay-in-kind Series E                           1(f)                  82

Total preferred stocks & other
(Cost: $66,551,745)                                                  $54,198,958

Short-term securities (4.5%)
Issuer                       Annualized               Amount            Value(a)
  yield on date              payable at
  of purchase                  maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
  09-10-01                         3.56%          $2,400,000          $2,397,627
  09-13-01                         3.65            4,700,000           4,693,531
  09-14-01                         3.62            2,200,000           2,196,686
  09-17-01                         3.57            6,000,000           5,989,914
  10-01-01                         3.43            5,000,000           4,985,275
  10-05-01                         3.38            1,800,000           1,794,102
  10-17-01                         3.36            1,400,000           1,393,877
  11-21-01                         3.38            4,000,000           3,968,111

Total short-term securities
(Cost: $27,423,678)                                                  $27,419,123

Total investments in securities
(Cost: $678,381,526)(j)                                             $595,225,757

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 6.66% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.
(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h)  Negligible market value.

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101   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

(i)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                                    Acquisition                Cost
                                                                    dates
     Gemini Inds                                           12-23-96 thru 10-22-99        $1,506,000
     Geotek Communications
           Escrow Cv Sr Sub Nts 2002                              08-26-00                       --
     GT Group Telecom
           9.89% 2008                                             02-09-01                3,171,750
     SGW Holdings
           12.50% Pay-in-kind Series B                     08-12-97 thru 10-12-00           261,007
           Cv Series A                                            08-12-97                  100,002
           Warrants                                               08-12-97                   78,900
     Varde Fund V LP                                       04-27-00 thru 06-19-00         5,000,000
     Veninfotel
           (U.S. Dollar) 10.00% Cv Pay-in-kind 2002        03-05-97 thru 03-15-00         1,215,506
     Wayland Investment Fund LLC                                   5-17-00                6,671,880
     WRC Media*                                            05-30-00 thru 10-05-00               693

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $679,333,068 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 15,600,404
     Unrealized depreciation                                       (99,707,715)
                                                                   -----------
     Net unrealized depreciation                                  $(84,107,311)
                                                                  ------------

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102   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Federal Income Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (91.4%)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Mortgage-backed securities (56.0%)
Federal Home Loan Bank
   11-15-02                        6.38%          $1,000,000          $1,032,030
   08-15-05                        6.88            3,000,000           3,217,980
Federal Home Loan Mtge Corp
   11-15-03                        6.38            2,000,000           2,093,440
   06-01-14                        6.50              775,899             794,481
   06-01-15                        7.50            1,522,659           1,581,190
   07-01-29                        6.00              887,713             877,726
Federal Natl Mtge Assn
   04-15-03                        5.75            2,000,000           2,060,514
   11-14-03                        4.75            1,000,000           1,014,066
   05-14-04                        5.63            2,000,000           2,067,952
   05-25-11                        6.09            1,000,000           1,025,524
   03-01-14                        5.50              726,843             720,942
   04-01-14                        5.50              785,020             779,503
   04-01-14                        6.00            1,790,452           1,810,158
   06-01-14                        6.50              148,097             151,739
   07-01-14                        6.00              829,206             837,254
   12-01-14                        5.50              858,413             851,444
   03-01-15                        7.00              776,842             801,424
   09-01-15                        7.00            5,450,000(b)        5,610,093
   07-01-16                        6.00            4,962,841           4,985,737
   01-01-29                        6.00              475,186             470,728
   03-01-29                        6.00               64,144              63,403
   07-01-29                        6.50            5,000,000(b)        5,020,313
   07-01-29                        7.50            5,000,000(b)        5,153,125
   08-01-29                        7.00            1,184,690           1,212,459
   10-01-29                        6.50            1,240,726           1,249,647
   01-01-31                        8.50            3,574,658           3,765,038
  Interest Only
   06-01-23                        7.00              364,307(c)           74,175
   09-25-31                        6.00              994,712(c)          252,107
Govt Natl Mtge Assn
   04-15-13                        7.00            1,440,444           1,501,179
   05-15-16                        6.00            4,945,929           5,005,841
   10-15-28                        6.50            1,580,185           1,595,987
Student Loan Mtge Assn
   03-15-06                        5.25            2,000,000           2,023,092
Total                                                                 59,700,291

U.S.
Government obligations & agencies (35.4%)
Student Loan Mtge Assn
   06-30-04                        5.00            3,000,000           3,043,110
U.S. Treasury
   11-30-01                        5.88            1,000,000(e)        1,005,620
   04-30-02                        6.63            2,000,000           2,041,880
   10-31-02                        5.75            2,000,000           2,053,120
   11-30-02                        5.75            3,000,000           3,083,910
   12-31-02                        5.13            5,000,000           5,107,050
   02-28-03                        4.63            2,000,000           2,031,880
   02-28-03                        5.50            5,000,000           5,142,200
   03-31-03                        5.50            2,000,000           2,059,060
   02-15-04                        4.75            6,800,000           6,943,412
   08-15-05                       10.75            3,000,000           3,692,820
   05-15-06                        6.88              100,000(e)          110,250
   05-15-09                        5.50              200,000             208,656
  TIPS
   01-15-07                        3.38            1,000,000(d)        1,137,463
Total                                                                 37,660,431

Total bonds
(Cost: $95,294,557)                                                  $97,360,722

Short-term securities (25.0%)
Issuer                         Annualized             Amount           Value(a)
                              yield on date         payable at
                               of purchase           maturity

U.S. government agencies (16.0%)
Federal Home Loan Bank Disc Nts
   11-09-01                        3.40%          $1,500,000          $1,489,792
   11-14-01                        3.36            1,000,000             992,708
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.53            1,100,000           1,097,096
   10-02-01                        3.51            2,300,000           2,292,844
   10-16-01                        3.37            3,000,000           2,987,120

U.S. government agencies (16.0%)
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            2,900,000           2,897,140
   09-17-01                        3.57            3,200,000           3,194,620
   10-17-01                        3.36            1,200,000           1,194,752
   11-21-01                        3.38              900,000             892,825
Total                                                                 17,038,897

Commercial paper (9.0%)
BellSouth
   10-25-01                        3.42            1,000,000(f)          994,534
   11-23-01                        3.40            1,300,000(f)        1,289,383
Campbell Soup
   10-11-01                        3.55              600,000(f)          597,507
Electronic Data Systems
   09-26-01                        3.50            1,700,000(f)        1,695,715
Household
   09-04-01                        3.71            2,000,000           1,999,176
Natl Rural Utilities
   09-24-01                        3.51              500,000             498,833
SBC Communications
   09-20-01                        3.53              900,000(f)          898,240
Southern Company Funding
   10-11-01                        3.53              900,000(f)          896,392
UBS Finance (Delaware)
   09-06-01                        3.77              700,000             699,551
Total                                                                  9,569,331

Total short-term securities
(Cost: $26,612,556)                                                  $26,608,228

Total investments in securities
(Cost: $121,907,113)(g)                                             $123,968,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
103   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $15,752,199.
(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.
(d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

     Type of security                                           Notional amount
     Sale contracts
     U.S. Treasury Notes, Dec. 2001, 5-year                         $10,000,000
     U.S. Treasury Notes, Dec. 2001, 10-year                          1,500,000

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $121,907,113 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $2,090,349
     Unrealized depreciation                                            (28,512)
                                                                        -------
     Net unrealized appreciation                                     $2,061,837
                                                                     ----------

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104   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Global Bond Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Bonds (95.7%)(c)
Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

Australia (0.8%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08                        8.00%           2,700,000          $1,596,160

Austria (2.5%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10                        1.80          530,000,000           4,750,582

Belgium (2.7%)
Belgium Kingdom
  (European Monetary Unit) Series 14
   04-29-04                        7.25            5,300,000           5,183,301

Bermuda (0.4%)
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            1,200,000             723,000

Brazil (0.6%)
Federal Republic of Brazil
  (U.S. Dollar)
   03-06-30                       12.25            1,350,000           1,092,150

Bulgaria (0.4%)
Govt of Bulgaria
  (U.S. Dollar) Series A
   07-28-12                        4.56            1,000,000(e)          822,369

Canada (4.6%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            1,400,000           1,419,013
Govt of Canada
  (Canadian Dollar)
   12-01-03                        7.50            5,300,000           3,643,942
  (U.S. Dollar)
   11-05-08                        5.25            1,000,000             994,213
Province of British Columbia
  (Canadian Dollar)
   08-23-10                        6.38            2,100,000           1,408,063
Rogers Communication
  (Canadian Dollar) Sr Nts
   07-15-07                        8.75            2,000,000           1,275,352
Total                                                                  8,740,583

Cayman Islands (--%)
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                       11.50              500,000(b,d)         65,000

Colombia (0.5%)
Republic of Colombia
  (U.S. Dollar)
   04-23-09                        9.75            1,000,000(f)        1,012,500

Denmark (1.5%)
Govt of Denmark
  (Danish Krone)
   05-15-03                        8.00           21,700,000           2,797,050

France (2.2%)
Govt of France
  (European Monetary Unit)
   10-25-06                        6.50            2,000,000           1,988,850
   04-25-11                        6.50            2,200,000           2,241,743
Total                                                                  4,230,593

Germany (23.0%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09                        5.00            6,510,000           5,863,309
Depfa Deutsche Pfandbriefbank
  (European Monetary Unit)
   02-03-05                        5.00            3,000,000           2,782,510
Federal Republic of Germany
  (European Monetary Unit)
   07-22-02                        8.00            5,180,000           4,860,698
   07-15-03                        6.50            3,200,000           3,029,465
   11-11-04                        7.50           11,675,000          11,636,661
   01-04-08                        5.25            6,400,000           6,068,151
   06-20-16                        6.00            2,914,364           2,883,349
   07-04-27                        6.50            3,820,000           3,957,787
Treuhandanstalt
  (European Monetary Unit)
   01-29-03                        7.13            3,200,000           3,023,494
Total                                                                 44,105,424

Hungary (0.7%)
Govt of Hungary
  (Hungarian Forint)
   05-12-06                        8.50          385,000,000           1,394,041

Indonesia (0.1%)
Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
   08-01-04                       10.00            1,300,000(b)          156,000

Italy (8.0%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   09-15-01                        7.75            1,265,317           1,150,720
   01-01-04                        8.50            6,757,875           6,726,420
   11-01-26                        7.25            3,075,191           3,382,194
Republic of Italy
  (Japanese Yen)
   03-27-08                        3.80          400,000,000           4,023,770
Total                                                                 15,283,104

Mexico (2.1%)
United Mexican States
  (British Pound) Medium-term Nts Series E
   05-30-02                        8.75              750,000           1,100,918
  (U.S. Dollar)
   01-14-11                        8.38            1,000,000           1,019,380
  (U.S. Dollar) Medium-term Nts Series A
   02-01-06                        8.50            1,800,000           1,902,384
Total                                                                  4,022,682

Netherlands (0.2%)
KPNQwest
  (European Monetary Unit) Sr Nts
   06-01-09                        7.13              925,000             462,148

New Zealand (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06                        8.00            4,000,000           1,878,715

Norway (2.3%)
Govt of Norway
  (Norwegian Krone)
   11-30-04                        5.75           24,000,000           2,641,754
   05-15-09                        5.50           16,040,000           1,708,268
Total                                                                  4,350,022

Panama (0.8%)
Republic of Panama
  (U.S. Dollar)
   02-08-11                        9.63            1,500,000           1,564,042

Supra-National (2.2%)
European Investment Bank
  (British Pound)
   12-07-06                        7.63            1,500,000           2,388,649
Inter-American Development Bank
  (Japanese Yen)
   07-08-09                        1.90          205,000,000           1,851,298
Total                                                                  4,239,947

United Kingdom (3.3%)
COLT Telecom Group
  (European Monetary Unit)
   07-31-08                        7.63            1,500,000             463,296
United Kingdom Treasury
  (British Pound)
   06-07-02                        7.00            2,000,000           2,949,158
   06-10-03                        8.00            1,950,000           2,978,047
Total                                                                  6,390,501

United States (35.8%)
Allied Waste North America
  (U.S. Dollar) Company Guaranty
   04-01-08                        8.88            1,200,000(d)        1,260,000
American Airline
  (U.S. Dollar)
   05-23-11                        6.82            1,300,000(d)        1,358,022
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08                        5.88              800,000             803,688
Citicorp
  (European Monetary Unit)
   09-19-09                        6.25            3,000,000           1,447,347
Delhaize America
  (U.S. Dollar)
   04-15-11                        8.13            1,300,000(d)        1,420,341

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
105   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                           Coupon              Principal         Value(a)
                                  rate                amount

United States (cont.)
DTE Burns Harbor LLC
  (U.S. Dollar) Sr Nts
   01-30-03                        6.57%            $206,340(d)         $175,389
Equistar Chemical
  (U.S. Dollar) Sr Nts
   09-01-08                       10.13              175,000(d)          177,364
Federal Home Loan Mtge Corp
  (U.S. Dollar)
   07-01-31                        7.50            3,297,684(g)        3,405,022
Federal Natl Mtge Assn
  (U.S. Dollar)
   08-15-04                        6.50            3,000,000           3,173,709
   02-15-08                        5.75            2,000,000           2,056,060
   03-01-29                        6.50            1,747,751           1,760,859
   08-01-31                        7.00            3,000,000(g)        3,069,893
Ford Motor Credit
  (Japanese Yen)
   02-07-05                        1.20          300,000,000           2,543,591
  (U.S. Dollar)
   09-10-02                        6.55            3,000,000           3,059,610
HCA
  (U.S. Dollar)
   06-01-06                        7.13            1,300,000           1,326,000
Household Finance
  (U.S. Dollar)
   05-09-05                        8.00            1,300,000           1,419,737
IBM
  (Japanese Yen)
   04-14-03                         .90          190,000,000           1,612,267
Intl Paper
  (European Monetary Unit)
   08-11-06                        5.38            1,800,000           1,615,001
MGM Mirage
  (U.S. Dollar)
   02-01-05                        6.95            1,500,000           1,515,780
Pulte Homes
  (U.S. Dollar) Sr Nts
   08-01-11                        7.88              700,000(d)          704,956
Railcar Leasing
  (U.S. Dollar)
   01-15-13                        7.13            3,000,000(d)        3,209,670
U.S. Treasury
  (U.S. Dollar)
   11-15-01                        7.50            5,300,000           5,342,241
   02-15-05                        7.50            5,600,000           6,194,104
   11-15-16                        7.50           13,200,000          16,099,909
   02-15-26                        6.00            1,500,000           1,601,250
WorldCom
  (U.S. Dollar)
   05-15-31                        8.25            1,000,000           1,024,010
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                        8.38            1,000,000(d)        1,070,780
Total                                                                 68,446,600

Total bonds
(Cost: $189,005,271)                                                $183,306,514

Short-term securities (6.1%)

Issuer                         Annualized             Amount           Value(a)
                              yield on date         payable at
                               of purchase           maturity

U.S. government agencies (5.7%)
Federal Home Loan Bank Disc Nt
   11-14-01                        3.36%          $1,000,000            $992,708
Federal Home Loan Mtge Corp Disc Nts
   10-09-01                        3.43            1,100,000           1,095,925
   11-15-01                        3.42              700,000             694,828
   11-21-01                        3.36            1,400,000           1,388,839
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            1,800,000           1,798,225
   09-18-01                        3.49            5,000,000           4,991,300
Total                        10,961,825

Commercial paper (0.4%)
Household Finance
   09-04-01                        3.71              700,000             699,711

Total short-term securities
(Cost: $11,663,692)                                                  $11,661,536

Total investments in securities
(Cost: $200,668,963)(h)                                             $194,968,050

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2001.
(f) Security is partially or fully on loan. See Note 5 to the financial statements.
(g) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $6,483,592.
(h) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $200,680,723 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  4,336,487
     Unrealized depreciation                                       (10,049,160)
                                                                   -----------
     Net unrealized depreciation                                  $ (5,712,673)
                                                                  ------------

--------------------------------------------------------------------------------
106   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Growth Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                             Shares               Value(a)

Airlines (2.2%)
Southwest Airlines                                215,301             $3,851,735

Banks and savings & loans (4.3%)
State Street                                       55,800              2,709,648
Zions Bancorp                                      86,372              4,945,661
Total                                                                  7,655,309

Communications equipment & services (2.5%)
Brocade Communications
  Systems                                          63,860(b)           1,535,833
Ericsson (LM) ADR Cl B                             63,800(c)             317,724
Nokia ADR Cl A                                    127,614(c)           2,008,644
Sonus Networks                                     38,300(b)             565,691
Total                                                                  4,427,892

Computer software & services (9.0%)
BEA Systems                                        95,600(b)           1,545,852
Microsoft                                         138,723(b)           7,914,146
Peregrine Systems                                  71,850(b)           1,881,033
Siebel Systems                                     67,211(b)           1,451,758
VeriSign                                           32,671(b)           1,341,145
VERITAS Software                                   63,841(b)           1,833,514
Total                                                                 15,967,448

Computers & office equipment (13.1%)
AOL Time Warner                                   121,179(b)           4,526,036
Check Point Software
  Technologies                                     21,435(b,c)           685,706
Cisco Systems                                     294,476(b)           4,808,793
EMC                                               236,026(b)           3,648,962
Extreme Networks                                   47,124(b)             752,570
First Data                                         23,900              1,573,815
Intl Business Machines                             54,191              5,419,100
Mercury Interactive                                31,937(b)             862,618
Openwave Systems                                   53,000(b)             850,120
Total                                                                 23,127,720

Electronics (14.9%)
Applied Materials                                 101,752(b)           4,384,493
Broadcom Cl A                                      47,866(b)           1,538,892
Intel                                             143,540              4,013,378
Maxim Integrated Products                         102,222(b)           4,723,678
PMC-Sierra                                         31,900(b)             980,925
STMicroelectronics                                 57,409(c)           1,764,179
Symbol Technologies                               134,975              1,822,163
Texas Instruments                                 223,247              7,389,475
Total                                                                 26,617,183

Energy (1.0%)
Anadarko Petroleum                                 32,696              1,692,018

Energy equipment & services (3.0%)
Halliburton                                        98,832              2,753,460
Schlumberger                                       51,074              2,502,626
Total                                                                  5,256,086

Financial services (7.5%)
Citigroup                                         204,606              9,360,725
Merrill Lynch                                      77,227              3,984,913
Total                                                                 13,345,638

Health care (17.5%)
American Home Products                             31,200              1,747,200
Amgen                                              63,795(b)           4,102,019
Baxter Intl                                        18,735                966,726
Biogen                                             18,100(b)           1,092,516
Biomet                                             40,700              1,124,541
Genentech                                         111,668(b)           5,125,561
IDEC Pharmaceuticals                                6,600(b)             391,182
MedImmune                                           4,900(b)             196,735
Medtronic                                          95,716              4,358,907
Pfizer                                            287,046             10,996,731
Stryker                                            17,500                959,525
Total                                                                 31,061,643

Health care services (1.3%)
Applera-Celera Genomics
  Group                                            35,146(b)             933,126
IMS Health                                          5,400                143,748
UnitedHealth Group                                 17,200              1,170,632
Total                                                                  2,247,506

Household products (0.5%)
Estee Lauder Cl A                                  25,000                971,250

Industrial equipment & services (0.6%)
Illinois Tool Works                                15,600                975,156

Leisure time & entertainment (2.6%)
Harley-Davidson                                    95,675              4,648,848

Media (3.0%)
Omnicom Group                                      31,846              2,477,300
Sony ADR                                           63,788(c)           2,864,082
Total                                                                  5,341,382

Miscellaneous (1.3%)
Nasdaq-100 Shares                                  60,613(b)           2,220,254

Multi-industry conglomerates (1.5%)
General Electric                                   63,800              2,614,524

Restaurants & lodging (2.4%)
Marriott Intl Cl A                                 95,706              4,196,708

Retail (7.7%)
Costco Wholesale                                   21,800(b)             815,538
Home Depot                                        127,609              5,863,634
Kohl's                                             38,234(b)           2,121,987
Target                                             31,200              1,081,080
Tiffany                                            31,900                993,685
Wal-Mart Stores                                    31,200              1,499,160
Walgreen                                           35,100              1,205,685
Total                                                                 13,580,769

Utilities -- electric (0.9%)
Calpine                                            46,800(b)           1,545,336

Utilities -- telephone (1.4%)
Sprint (PCS Group)                                 95,700(b)           2,390,587

Total common stocks
(Cost: $245,251,065)                                                $173,734,992

Short-term securities (5.7%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (4.7%)
Federal Home Loan Bank Disc Nt
   09-21-01                        3.67%            $300,000            $299,329
Federal Home Loan Mtge Corp Disc Nts
   09-18-01                        3.58              900,000             898,393
   10-09-01                        3.43              800,000             797,036
   10-18-01                        3.60              500,000             497,595
Federal Natl Mtge Assn Disc Nts
   09-10-01                        3.55            1,600,000           1,598,422
   09-10-01                        3.56              200,000             199,802
   10-01-01                        3.43              500,000             498,528
   10-05-01                        3.38              500,000             498,362
   10-18-01                        3.56            3,000,000           2,985,567
Total                                                                  8,273,034

Commercial paper (1.0%)
Electronic Data Systems
  11-20-01                         3.40              700,000(d)          694,488
Household Finance
  09-04-01                         3.71            1,100,000           1,099,547
Total                                                                  1,794,035

Total short-term securities
(Cost: $10,068,583)                                                  $10,067,069

Total investments in securities
(Cost: $255,319,648)(e)                                             $183,802,061

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
107   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 4.32% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $258,066,722 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  2,734,280
     Unrealized depreciation                                        (76,998,941)
                                                                    -----------
     Net unrealized depreciation                                   $(74,264,661)
                                                                   ------------

--------------------------------------------------------------------------------
108   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - International Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (90.8%)(c)
Issuer                                             Shares               Value(a)

Australia (2.0%)
Financial services (0.1%)
Westfield Holdings                                137,000             $1,224,045

Metals (1.9%)
BHP Billiton                                    3,205,432             15,714,051
WMC                                             2,047,218              8,977,586
Total                                                                 24,691,637

Canada (2.4%)
Banks and savings & loans (1.3%)
Royal Bank of Canada                              545,340             17,453,272

Metals (0.8%)
Alcan                                             275,085             10,017,772

Multi-industry conglomerates (0.3%)
Bombardier Cl B                                   305,183              3,937,591

Denmark (1.1%)
Health care
Novo Nordisk Cl B                                 331,700             13,839,211

France (11.7%)
Banks and savings & loans (3.1%)
BNP Paribas                                       436,196             40,020,272

Building materials & construction (1.4%)
Lafarge                                           202,147             18,335,483

Energy (2.6%)
Total Fina ELF                                    234,731             34,692,451

Food (0.7%)
Groupe Danone                                      70,379              9,570,660

Household products (1.3%)
Aventis                                           236,417             17,288,271

Insurance (1.0%)
Axa                                               459,622             12,546,491
Miscellaneous (1.6%)
Suez Lyonnaise des Eaux                           618,350             21,064,086

Germany (5.6%)
Computers & office equipment (1.2%)
SAP                                               114,905             15,552,570

Insurance (4.4%)
Allianz                                           125,922             35,345,739
Muenchener Rueckversicherungs-
  Gesellschaft                                     79,447             22,733,434
Total                                                                 58,079,173

Italy (3.7%)
Energy (2.3%)
ENI                                             2,309,090             30,624,619

Insurance (1.4%)
Assicurazioni Generali                            574,721             18,194,362

Japan (16.3%)
Automotive & related (2.8%)
Honda Motor                                       664,600            $23,958,102
Nissan Motor                                    2,275,000             13,267,090
Total                                                                 37,225,192

Banks and savings & loans (1.4%)
Mitsui Fudosan                                  1,239,000             13,899,122
Orix                                               47,600              4,731,801
Total                                                                 18,630,923

Chemicals (2.7%)
Mitsui Chemicals                                2,368,000              7,441,973
Shin-Etsu Chemical                                396,000             12,245,536
Sumitomo Chemical                               3,663,000             15,728,692
Total                                                                 35,416,201

Computers & office equipment (1.2%)
Canon                                             537,000             16,154,448

Electronics (2.5%)
Hitachi                                         1,609,000             13,168,909
Nintendo                                          119,100             18,965,128
Total                                                                 32,134,037

Financial services (2.0%)
Nomura Securities                               1,505,000             25,545,985

Furniture & appliances (1.1%)
Matsushita Electric
  Industrial                                      911,000             13,809,874

Industrial equipment & services (0.6%)
Amada                                           1,401,000              7,393,202

Paper & packaging (--%)
OJI Paper                                          71,000                370,497

Transportation (0.9%)
East Japan Railway                                  2,025             11,945,296

Utilities -- telephone (1.1%)
NTT DoCoMo                                          1,214             14,893,828

Mexico (1.6%)
Beverages & tobacco (0.5%)
Fomento Economico
  Mexicano ADR                                    170,903              6,665,217

Communications equipment & services (0.6%)
America Movil ADR                                 451,660              7,605,954

Retail (0.5%)
Wal-Mart de Mexico                              2,818,845              6,881,429

Netherlands (1.7%)
Industrial equipment & services (0.7%)
Koninklijke (Royal)
  Philips Electronics                             329,454              8,882,509

Insurance (1.0%)
ING Groep                                         412,467             13,024,047

Scotland (0.7%)
Banks and savings & loans
Royal Bank of
  Scotland Group                                  356,945              8,905,284

Spain (1.8%)
Utilities -- telephone
Telefonica                                      2,077,492(b)          24,118,328

Switzerland (9.2%)
Banks and savings & loans (3.3%)
UBS                                               897,717             43,780,578

Electronics (1.5%)
STMicroelectronics                                626,295             19,059,027

Food (2.5%)
Nestle                                            157,922             33,304,502

Health care (1.9%)
Novartis                                          682,522(b)          24,882,550

United Kingdom (33.0%)
Banks and savings & loans (5.6%)
Halifax Group                                     715,225              8,870,065
HSBC Holdings                                   3,382,981             39,354,277
Lloyds TSB Group                                2,278,809             23,484,971
Total                                                                 71,709,313

Beverages & tobacco (1.0%)
British American Tobacco                        1,595,615             13,632,058

Communications equipment & services (3.3%)
GlaxoSmithKline                                 1,627,817             43,161,824

Energy (2.9%)
BP                                              4,515,750             38,285,332

Household products (1.9%)
Unilever                                        2,988,175             25,485,982

Insurance (1.0%)
CGNU                                              847,884             12,532,238

Leisure time & entertainment (0.1%)
EMI Group                                         201,765              1,199,907

Media (4.3%)
British Sky
  Broadcasting Group                            3,009,288(b)          33,981,330
WPP Group                                       2,266,970             22,623,106
Total                                                                 56,604,436

Metals (2.2%)
Rio Tinto                                       1,634,640             29,400,980

Miscellaneous (0.7%)
Boots                                             938,204              9,389,974

Multi-industry conglomerates (0.7%)
Rentokil Initial                                2,415,565              8,706,892

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
109   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - International Fund

Issuer                                             Shares               Value(a)

United Kingdom (cont.)
Retail (3.6%)
Marks & Spencer                                 3,596,081            $14,109,601
Next                                              842,620             11,549,989
Tesco                                           5,550,590             20,973,210
Total                                                                 46,632,800

Utilities -- electric (0.6%)
Innogy Holdings                                 2,365,600              7,926,315

Utilities -- telephone (5.1%)
British Telecommunications                      7,384,006             45,198,341
Vodafone Group                                 10,984,003             21,906,922
Total                                                                 67,105,263

Total common stocks
(Cost: $1,249,642,427)                                            $1,189,534,188

Other (--%)(c)
Issuer                                             Shares               Value(a)

United Kingdom
Miscellaneous
DB UK Tech Basket
  Warrant                                         249,917(b)             $18,125

Total other
(Cost: $7,759,016)                                                       $18,125

Short-term securities (8.7%)
Issuer                          Annualized         Amount              Value(a)
                               yield on date     payable at
                                of purchase       maturity

U.S. government agencies (2.3%)
Federal Home Loan Bank Disc Nt
  09-12-01                         3.64%          $1,000,000            $998,750
Federal Home Loan Mtge Corp Disc Nts
  09-04-01                         3.63              300,000             299,879
  09-27-01                         3.53            4,700,000           4,687,592
  10-18-01                         3.60            2,300,000           2,288,935
Federal Natl Mtge Assn Disc Nts
  09-13-01                         3.56            1,000,000             998,714
  10-12-01                         3.38           10,000,000           9,960,684
  10-17-01                         3.36           10,300,000          10,254,953
Total                                                                 29,489,507

Commercial paper (6.4%)
BellSouth Capital Funding
  11-13-01                         3.36            6,100,000(d)        6,056,114
CAFCO
  11-14-01                         3.40           10,000,000(d)        9,927,083
Cargill
  09-04-01                         3.70           18,500,000(d)       18,492,394
Dexia Bank (Delaware)
  11-07-01                         3.40            7,100,000           7,053,061
Duke Energy
  10-03-01                         3.43           10,200,000          10,168,023
  10-10-01                         3.44           12,500,000          12,452,361
Electronic Data Systems
  11-02-01                         3.57            1,000,000(d)          993,875
Gannett
  09-13-01                         3.56            4,300,000(d)        4,294,472
  10-11-01                         3.44           11,000,000(d)       10,957,030
Natl Rural Utilities
  09-12-01                         3.63            2,000,000           1,997,580
UBS Finance (Delaware)
  09-06-01                         3.77            1,600,000           1,598,973
Total                                                                 83,990,966

Total short-term securities
(Cost: $113,497,617)                                                $113,480,473

Total investments in securities
(Cost: $1,370,899,060)(e)                                         $1,303,032,786

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,375,797,505 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 14,815,874
     Unrealized depreciation                                        (87,580,593)
                                                                    -----------
     Net unrealized depreciation                                   $(72,764,719)
                                                                   ------------

--------------------------------------------------------------------------------
110   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Managed Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (68.3%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.1%)
Goodrich (BF)                                     275,000             $8,813,750
Honeywell Intl                                    430,000             16,021,800
United Technologies                               250,000             17,100,000
Total                                                                 41,935,550

Airlines (0.8%)
Southwest Airlines                              1,650,000(m)          29,518,500

Automotive & related (0.6%)
Tower Automotive                                1,856,700(b)          23,802,894

Banks and savings & loans (4.2%)
Bank of America                                   700,000             43,050,000
Bank One                                          800,000             27,752,000
U.S. Bancorp                                    1,125,000             27,270,000
Washington Mutual                                 775,000             29,016,000
Wells Fargo                                       250,000             11,502,500
Wilshire Financial
  Services Group                                  154,397(b)             289,494
Zions Bancorp                                     325,000             18,609,500
Total                                                                157,489,494

Beverages & tobacco (0.9%)
Coca-Cola                                         675,400             32,871,718

Building materials & construction (0.4%)
Martin Marietta Materials                         400,000             15,800,000

Chemicals (0.4%)
Waste Management                                  450,000             13,918,500

Communications equipment & services (1.3%)
JDS Uniphase                                      675,000(b,m)         4,758,750
Nokia ADR Cl A                                  2,883,400(c)          45,384,716
PhoneTel Technologies                             210,600(b)               3,370
Total                                                                 50,146,836

Computer software & services (3.5%)
Intuit                                            300,000(b)          11,334,000
Microsoft                                       1,625,000(b)          92,706,250
Oracle                                          1,900,000(b)          23,199,000
Siebel Systems                                    275,000(b,m)         5,940,000
Total                                                                133,179,250

Computers & office equipment (5.1%)
AOL Time Warner                                 1,475,000(b)          55,091,250
Cisco Systems                                   3,675,000(b,m)        60,012,750
Convera                                           350,000(b)           1,277,500
Dell Computer                                     800,000(b)          17,104,000
EMC                                               475,000(b)           7,343,500
Equant ADR                                        970,000(b,c,n)      10,985,250
Sanmina                                           500,000(b,m)         9,005,000
Solectron                                       1,550,000(b,m)        21,080,000
Sun Microsystems                                  825,000(b,m)         9,446,250
Total                                                                191,345,500

Electronics (2.9%)
American Power Conversion                         900,000(b)          12,447,000
Intel                                           1,055,000             29,497,800
Maxim Integrated Products                         550,000(b,m)        25,415,500
PMC-Sierra                                        225,000(b,m)         6,918,750
Texas Instruments                                 650,000(m)          21,515,000
Xilinx                                            350,000(b,m)        13,664,000
Total                                                                109,458,050

Energy (4.1%)
Anadarko Petroleum                                200,000             10,350,000
Apache                                            285,000             13,375,050
Burlington Resources                              215,000              8,170,000
Exxon Mobil                                       850,000             34,127,500
Grant Prideco                                   1,500,000(b)          15,690,000
Murphy Oil                                        190,000             14,345,000
Phillips Petroleum                                335,000             19,262,500
Texaco                                            310,000             21,591,500
Valero Energy                                     400,000             16,600,000
Total                                                                153,511,550

Energy equipment & services (0.6%)
Schlumberger                                      275,000             13,475,000
Transocean Sedco Forex                            300,000              8,670,000
Total                                                                 22,145,000

Financial services (8.2%)
Capital One Financial                             355,000             19,741,550
Citigroup                                       2,294,133            104,956,585
Fannie Mae                                        470,000             35,818,700
MBNA                                            1,821,800             63,325,768
Merrill Lynch                                     200,000             10,320,000
Morgan Stanley, Dean Witter,
  Discover & Co                                 1,100,000(m)          58,685,000
Providian Financial                               370,000             14,452,200
Total                                                                307,299,803

Food (0.7%)
Aurora Foods                                       20,899(b,d)            87,567
ConAgra Foods                                   1,100,000             25,245,000
Total                                                                 25,332,567

Furniture & appliances (0.6%)
Leggett & Platt                                 1,025,000             24,108,000

Health care (9.1%)
American Home Products                            450,000             25,200,000
Amgen                                             275,000(b)          17,682,500
Baxter Intl                                       690,000             35,604,000
Elan ADR                                          861,500(b,c,n)      44,754,924
Genentech                                         130,000(b)           5,967,000
Guidant                                           600,000(b)          21,672,000
Immunex                                           400,000(b)           6,952,000
Johnson & Johnson                                 250,000             13,177,500
Merck & Co                                        300,000             19,530,000
Pfizer                                          2,325,050             89,072,665
Pharmacia                                         985,791             39,037,324
Shire Pharmaceuticals
  Group ADR                                       575,000(b,c)        24,966,500
Total                                                                343,616,413

Health care services (1.5%)
AmerisourceBergen                                 175,000(b)          11,277,000
UnitedHealth Group                                650,000             44,239,000
Total                                                                 55,516,000

Household products (0.6%)
Procter & Gamble                                  290,000             21,503,500

Insurance (3.0%)
American Intl Group                               517,650             40,480,230
Berkshire Hathaway Cl A                               300(b)          20,820,000
Berkshire Hathaway Cl B                             3,000(b)           6,936,000
MetLife                                           825,000             25,162,500
Progressive Corp                                  150,000             19,390,500
Total                                                                112,789,230

Leisure time & entertainment (1.1%)
Disney (Walt)                                     643,000             16,351,490
Viacom Cl B                                       600,020(b)          25,440,848
Total                                                                 41,792,338

Media (1.2%)
Charter Communications Cl A                       210,000(b,m)         4,242,000
Clear Channel
  Communications                                  450,000(b)          22,621,500
USA Networks                                      725,000(b)          16,791,000
Total                                                                 43,654,500

Miscellaneous (0.2%)
Semiconductor
  HOLDRs Trust                                    200,000(m,n)         8,764,000

Multi-industry conglomerates (5.9%)
Cendant                                         1,933,000(b)          36,862,310
General Electric                                1,833,600             75,140,928
Tyco Intl                                       2,078,756(c)         107,991,374
Total                                                                219,994,612

Restaurants & lodging (1.0%)
Extended Stay America                           2,200,000(b)          36,278,000

Retail (5.6%)
Best Buy                                          150,000(b)           8,847,000
CVS                                               200,000              7,222,000
Dollar General                                  1,000,000             17,250,000
Gap                                               400,000              7,860,000
Home Depot                                      1,475,000             67,776,250
Lowe's Companies                                  430,000             15,996,000
Safeway                                           675,000(b)          30,449,250
Wal-Mart Stores                                 1,150,000             55,257,500
Total                                                                210,658,000

Utilities -- electric (1.6%)
Calpine                                           750,000(b)          24,765,000
Dominion Resources                                340,000             21,403,000
Duke Energy                                       350,000             13,758,500
Peabody Energy                                     18,350                521,140
Total                                                                 60,447,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
111   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                                             Shares               Value(a)

Utilities -- gas (0.8%)
Dynegy Cl A                                       400,000            $16,868,000
El Paso                                           250,150             12,154,789
Total                                                                 29,022,789

Utilities -- telephone (1.3%)
Liberty Media Cl A                              1,700,000(b)          25,840,000
Qwest Communications Intl                         260,427(m)           5,599,181
SBC Communications                                325,000             13,295,750
Vodafone AirTouch ADR                             375,000(c)           7,556,250
Total                                                                 52,291,181

Total common stocks
(Cost: $2,327,751,404)                                            $2,568,191,415

Preferred stocks & other (0.5%)
Issuer                                             Shares               Value(a)

Apache
  Cv                                               33,850(b)          $1,367,878
Asia Pulp & Paper
  Warrants                                          1,300(b,c,d)             130
Century Maintenance
  13.25% Pay-in-kind Series C                      15,461(i)           1,120,923
CSC Holdings
  11.75% Cm Series H                               39,159              4,209,593
Intermedia Communications
  13.50% Pay-in-kind Series B                         878(i)             960,478
Kerr-McGee
  5.50% Cv                                         18,700                825,979
Metlife Capital
  8.00% Cm Cv                                       9,080                871,589
Mexico Value
  Rights                                            1,000(b,c)             1,170
NRG Energy
  6.50% Cv                                         44,000                923,560
Paxson Communications
  12.50% Cm Pay-in-kind                             1,976(i)           1,901,548
  13.25% Cm Pay-in-kind                                 7(i)               6,078
Pegasus Satellite
  12.75% Pay-in-kind Series B                       2,167(b,i)         1,690,000
Pharmacia
  6.50% Cv ACES                                    44,900(h)           1,644,463
PPL Capital Funding Trust I
  7.75% Cv                                         58,400              1,293,560
VEC Trust 1
  7.75% Cm Cv                                      29,100                958,845
XO Communications
  14.00% Cm Pay-in-kind                               850(i)               7,225

Total preferred stocks & other
(Cost: $18,940,200)                                                  $17,783,019

Bonds (30.5%)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount

Government obligations & agencies (5.0%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14                        8.00%          $3,694,230(c)       $2,671,409
Govt Trust Certs Israel
   11-15-01                        9.25              312,469             315,615
People's Republic of China
  (U.S. Dollar)
   01-15-96                        9.00            2,500,000(c)        2,514,000
Resolution Funding Corp
  Zero Coupon
   07-15-20                        6.56            5,000,000(e)        1,628,800
U.S. Treasury
   05-15-08                        5.63           25,000,000(n)       26,285,250
   08-15-10                        5.75           19,000,000          20,136,960
   11-15-16                        7.50           50,000,000          60,984,499
   02-15-20                        8.50           25,000,000          33,859,250
   11-15-24                        7.50           15,000,000(n)       18,946,800
U.S. Treasury
  Zero Coupon
   11-15-21                        6.26           35,000,000(e,n)     11,161,150
United Mexican States
  (U.S. Dollar)
   03-12-08                        8.63            4,250,000(c)        4,456,125
United Mexican States
  (U.S. Dollar) Series A
   12-31-19                        6.25            4,000,000(c)        3,712,520
Total                                                                186,672,378

Mortgage-backed securities (7.5%)
Federal Home Loan Mtge Corp
   08-01-24                        8.00            1,678,325           1,760,311
   11-01-25                        6.50            4,885,175           4,956,938
Federal Natl Mtge Assn
   06-01-10                        6.50            3,809,051           3,929,394
   08-01-11                        8.50            2,187,798           2,308,039
   04-01-14                        5.50           23,432,117          23,241,888
   04-01-22                        8.00            1,381,773           1,452,589
   04-01-23                        8.50            1,639,563           1,755,350
   05-01-23                        6.50            1,372,297           1,392,717
   05-01-24                        6.00            3,964,236           3,951,511
   06-01-24                        9.00              929,451           1,011,005
   02-01-25                        8.50              569,397             603,738
   05-01-25                        8.50              721,130             764,621
   09-01-25                        6.50            3,104,659           3,146,385
   11-01-25                        7.50            2,796,505           2,903,108
   03-01-26                        7.00            4,192,049           4,313,869
   03-01-28                        6.00           11,580,752          11,472,125
   04-01-28                        6.00           15,169,410          15,015,386
   10-01-28                        6.00           14,206,474          14,042,247
   10-01-28                        7.00           15,232,736          15,620,855
   11-01-28                        6.00           22,437,869          22,178,487
   03-01-29                        6.50           28,041,019          28,256,173
   05-01-29                        6.50           16,691,966          16,811,982
   08-01-29                        6.50           17,378,742          17,503,695
   08-01-29                        7.50            4,342,088           4,485,323
   11-01-29                        6.50           17,637,801          17,790,479
   02-01-30                        7.50            3,373,757           3,481,375
   05-01-31                        6.50           36,913,949          37,111,875
Govt Natl Mtge Assn
   12-15-08                        7.00            6,301,355           6,567,210
   05-15-24                        7.00           12,284,979          12,668,884
Total                                                                280,497,559

Aerospace & defense (0.6%)
Alliant Techsystems
  Sr Sub Nts
   05-15-11                        8.50            1,650,000(d)        1,699,500
Fairchild
  Company Guaranty
   04-15-09                       10.75              715,000             550,550
Hexcel
  Sr Sub Nts
   01-15-09                        9.75            1,360,000(d)        1,305,600
L-3 Communications
  Sr Sub Nts Series B
   05-01-07                       10.38            2,440,000           2,601,650
Northrop-Grumman
   03-01-06                        7.00            3,750,000           3,878,640
Roller Bearing Co of America
  Company Guaranty Series B
   06-15-07                        9.63            1,400,000           1,275,750
Sequa
  Sr Nts
   08-01-09                        9.00            1,500,000           1,526,250
Systems 2001 Asset Trust
   09-15-13                        6.66            8,000,000(d)        8,230,240
Total                                                                 21,068,180

Airlines (0.8%)
Continental Airlines
  Series 1974B
   01-02-17                        6.90            4,858,645           4,935,266
  Series 1996A
   10-15-13                        6.94            4,271,707           4,421,302
  Series A
   09-15-17                        6.65            5,545,646           5,605,650
Delta Air Lines
  Series 2000(a)-2
   11-18-10                        7.57            8,000,000           8,672,240
US Airways
  (MBIA Insured)
   03-20-21                        7.08            6,000,000(g)        6,170,160
Total                                                                 29,804,618

Automotive & related (0.4%)
Aftermarket Technology
  Sr Sub Nts Series D
   08-01-04                       12.00            1,125,000           1,147,500
Delco Remy Intl
  Company Guaranty
   05-01-09                       11.00            1,500,000(d)        1,593,750
Ford Motor Credit
   10-28-09                        7.38            5,000,000           5,202,250
   06-15-10                        7.88            2,000,000           2,148,240
   02-01-11                        7.38            4,000,000           4,183,480
Hayes Lemmerz Intl
  Company Guaranty
   06-15-06                       11.88            1,075,000(d)        1,064,250
  Company Guaranty Series B
   07-15-07                        9.13              265,000             159,000
Lear
  Company Guaranty Series B
   05-15-09                        8.11            1,100,000           1,130,745
Oxford Automotive
  Company Guaranty Series D
   06-15-07                       10.13              470,000             277,300
Total                                                                 16,906,515

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
112   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                           Coupon            Principal            Value(a)
                                   rate               amount

Banks and savings & loans (1.6%)
Bank of America
   05-16-05                        7.88%          $7,000,000          $7,654,003
Bank United
  Medium-term Notes Series A
   03-15-09                        8.00            3,500,000           3,837,225
BB&T
  Sub Nts
   08-01-11                        6.50            4,250,000           4,316,593
Capital One Bank
   05-15-08                        6.70            5,300,000           5,139,834
  Sr Nts
   06-15-05                        8.25            7,000,000           7,372,470
Corp Andina de Fomento
  (U.S. Dollar)
   02-01-03                        7.10            5,200,000(c)        5,362,552
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10                        8.00            8,250,000(c)        8,915,494
Provident Trust
  Company Guaranty
   04-15-28                        8.29            5,500,000           4,763,897
Union Planters Bank
  Sub Nts
   03-15-08                        6.50           10,000,000           9,879,359
Union Planters Capital
  Company Guaranty
   12-15-26                        8.20            2,600,000           2,586,012
Total                                                                 59,827,439

Building materials & construction (0.7%)
Del Webb
  Sr Sub Debs
   05-01-09                        9.38              850,000             881,875
  Sr Sub Nts
   01-15-08                        9.75              500,000             521,250
Louisiana Pacific
  Sr Nts
   11-15-08                       10.88              875,000(d)          883,750
  Sr Sub Nts
   08-15-05                        8.50              925,000             893,698
Masco
   05-03-04                        6.00            7,000,000           7,125,300
Nortek
  Sr Nts Series B
   03-15-07                        9.25              500,000             501,875
  Sr Sub Nts Series B
   06-15-11                        9.88              880,000             871,200
Potlatch
  Sr Sub Nts
   07-15-11                       10.00              855,000(d)          895,613
Pulte Homes
  Company Guaranty
   04-01-03                        9.50            5,000,000           5,224,015
  Sr Nts
   08-01-11                        7.88            4,000,000(d)        4,028,320
Schuler Homes
  Sr Nts
   07-15-09                        9.38            1,500,000(d)        1,522,500
Toll
  Sr Sub Nts
   02-01-11                        8.25            1,480,000           1,472,600
WCI Communities
  Company Guaranty
   02-15-11                       10.63            1,600,000           1,716,000
Total                                                                 26,537,996

Chemicals (0.4%)
Allied Waste North America
  Company Guaranty
   04-01-08                        8.88            1,000,000(d)        1,050,000
  Company Guaranty Series B
   01-01-06                        7.63            1,850,000           1,863,875
   08-01-09                       10.00            1,450,000           1,515,250
Georgia Gulf
   11-15-05                        7.63              500,000             503,694
Huntsman
  Sr Sub Nts
   07-01-07                        9.50            1,500,000(d)          540,000
IMC Global
  Sr Nts
   06-01-08                       10.88            1,610,000(d)        1,658,300
Lyondell Chemical
  Series A
   05-01-07                        9.63              200,000             204,000
  Series B
   05-01-07                        9.88              550,000             556,875
Macdermid
   07-15-11                        9.13              750,000             757,500
Noveon
  Company Guaranty Series B
   02-28-11                       11.00              500,000             512,500
Resolution Performance
  Sr Sub Nts
   11-15-10                       13.50            1,825,000           1,980,125
Waste Management
  Sr Nts
   10-01-07                        7.13            4,500,000           4,624,650
Total                                                                 15,766,769

Communications equipment & services (0.8%)
Alamosa Delaware
  Sr Nts
   08-15-11                       13.63              530,000(d)          520,725
Celcaribe
  Sr Nts
   03-15-04                       14.50              804,000             466,320
CIENA
  Cv
   02-01-08                        3.75            2,210,000           1,525,033
Crown Castle Intl
  Sr Nts
   08-01-11                       10.75            1,500,000           1,477,500
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                       12.25            1,975,000(n)        2,054,000
EchoStar DBS
  Sr Nts
   02-01-09                        9.38            1,000,000           1,031,250
Equinix
  Sr Nts
   12-01-07                       13.00            1,345,000             574,988
Fairpoint Communications
  Sr Sub Nts
   05-01-10                       12.50            1,250,000           1,000,000
  Sr Sub Nts Series B
   05-01-08                        9.50            1,000,000             750,000
GT Group Telecom
   06-30-08                        9.89            1,900,000(k)        1,505,750
NATG Holdings LLC/Orius Capital
  Company Guaranty Series B
   02-01-10                       12.75              825,000             214,500
NTL Communications
  Sr Nts Series B
   10-01-10                       11.88              825,000             486,750
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                        9.13            4,450,000           4,628,000
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                        9.63            1,950,000           1,906,125
Verizon Global Funding
   12-01-05                        6.75            5,000,000(d)        5,256,150
   12-01-10                        7.25            5,000,000(d)        5,360,699
Total                                                                 28,757,790

Computers & office equipment (0.3%)
Adaptec
  Cv Sub Nts
   02-01-04                        4.75            1,677,000           1,526,405
Akamai Technologies
  Cv
   07-01-07                        5.50            3,350,000           1,415,375
Amdocs
  (U.S. Dollar) Cv
   06-01-08                        2.00            1,460,000(c,d)      1,219,100
Comverse Technology
  Cv
   12-01-05                        1.50            1,240,000             930,000
Juniper Networks
  Cv
   03-15-07                        4.75            3,260,000           2,330,900
Mercury Interactive
  Cv
   07-01-07                        4.75              600,000             434,250
Solectron
  Zero Coupon Cv
   11-20-20                        3.76            5,323,000(e)        2,235,128
Total                                                                 10,091,158

Electronics (0.3%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20                        3.86            5,050,000(c,e)      1,988,438
Corning
  Zero Coupon Cv
   11-08-15                        4.05            1,600,000(e)          922,240
Lam Research
  Cv
   06-01-06                        4.00              880,000(d)          839,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
113   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                           Coupon             Principal           Value(a)
                                  rate               amount

Electronics (cont.)
LSI Logic
  Cv
   02-15-05                        4.00%          $1,110,000            $935,175
RF Micro Devices
  Cv
   08-15-05                        3.75              510,000             441,788
STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv
   11-16-10                        3.98            2,110,000(c,d,e)    1,387,325
Triquint Semiconductor
  Cv Sub Nts
   03-01-07                        4.00            2,980,000           2,313,225
Vitesse Semiconductor
  Cv
   03-15-05                        4.00            2,960,000           2,397,599
Total                                                                 11,225,090

Energy (0.8%)
Anadarko Finance
  Company Guaranty
   05-01-11                        6.75            6,000,000(d)        6,157,500
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                        8.50            2,750,000(c)        2,787,348
Devon Energy
  Cv
   08-15-08                        4.90            1,077,000           1,097,140
Grant Prideco
  Company Guaranty Series B
   12-01-07                        9.63            1,570,000           1,601,400
Hanover Equipment Trust
  Sr Nts
   09-01-08                        8.50              625,000(d)          640,625
   09-01-11                        8.75              625,000(d)          635,938
Mirant Amerias Generation
  Sr Nts
   05-01-11                        8.30            8,000,000(d)        8,498,935
Phillips Petroleum
   05-25-05                        8.50            4,000,000           4,435,248
   05-25-10                        8.75            5,000,000           5,839,700
Total                                                                 31,693,834

Energy equipment & services (0.2%)
Global Marine
   09-01-07                        7.13            4,500,000           4,716,090
Grey Wolf
  Sr Nts
   07-01-07                        8.88              150,000             148,125
Nabors Inds
  Zero Coupon Cv
   06-20-20                        1.88            2,400,000(e)        1,434,000
SESI LLC
  Company Guaranty
   05-15-11                        8.88              164,000(d)          159,900
Total                                                                  6,458,115

Financial services (0.9%)
Countrywide Home Loan
  Company Guaranty
   06-15-04                        6.85            8,000,000           8,424,880
CSC Holdings
  Sr Nts
   04-01-11                        7.63              550,000(d)          549,769
Duke Capital
  Sr Nts
   10-01-09                        7.50            4,500,000           4,887,585
E* TRADE Group
  Cv
   02-01-07                        6.00            2,230,000           1,430,746
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07                       10.00              535,000(b,c)         80,250
LaBranche
  Sr Nts
   08-15-04                        9.50            2,140,000           2,284,921
LaBranche
  Sr Sub Nts
   03-02-07                       12.00              480,000             542,400
Morgan Stanley, Dean Witter, Discover & Co
   06-15-05                        7.75            7,000,000           7,585,627
Travelers Group
  Sr Nts
   01-15-06                        6.75            4,000,000           4,220,960
Wilmington Trust
   05-01-08                        6.63            3,200,000           3,307,968
Total                                                                 33,315,106

Food (0.3%)
Del Monte
  Sr Sub Nts
   05-15-11                        9.25              750,000(d)          774,375
Earthgrains
   08-01-03                        8.38            7,000,000           7,457,170
Kellogg
  Series B
   04-01-11                        6.60            4,000,000           4,090,800
RAB Enterprises
  Company Guaranty
   05-01-05                       10.50              985,000             581,150
Total                                                                 12,903,495

Furniture & appliances (--%)
Interface
  Company Guaranty
   04-01-08                        7.30            1,560,000           1,417,650

Health care (--%)
Allergan
  Zero Coupon Cv
   11-01-20                        2.50            1,470,000(e)          902,213
Human Genome
  Cv
   03-15-07                        3.75              580,000             432,071
Total                                                                  1,334,284

Health care services (0.3%)
HCA
   09-01-10                        8.75            1,030,000           1,127,850
Magellan Health Services
  Sr Nts
   11-15-07                        9.38            1,425,000(d)        1,474,875
Manor Care
  Company Guaranty
   03-01-08                        8.00            1,800,000           1,867,500
Omnicare
  Sr Sub Nts
   03-15-11                        8.13              866,000(d)          896,310
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                       10.00            2,000,000(b)          655,000
Triad Hospitals
  Sr Nts
   05-01-09                        8.75              255,000(d)          265,838
Triad Hospitals Holdings
  Company Guaranty Series B
   05-15-09                       11.00            2,530,000           2,798,812
Vanguard Health Systems
  Sr Sub Nts
   08-01-11                        9.75            1,125,000(d)        1,160,156
Total                                                                 10,246,341

Industrial equipment & services (0.1%)
Motors & Gears
  Sr Nts Series D
   11-15-06                       10.75            1,575,000           1,508,063
Terex
  Company Guaranty Series D
   04-01-08                        8.88            1,425,000           1,389,375
Total                                                                  2,897,438

Insurance (0.9%)
American General Institute Capital
  Company Guaranty Series A
   12-01-45                        7.57           10,000,000(d)       10,759,320
Americo Life
  Sr Sub Nts
   06-01-05                        9.25            2,500,000           2,443,750
Executive Risk Capital
  Company Guaranty Series B
   02-01-27                        8.68            3,000,000           3,259,782
Nationwide CSN Trust
   02-15-25                        9.88            9,000,000(d)        9,418,518
New England Mutual
   02-15-24                        7.88            2,000,000(d)        2,132,760
Principal Mutual
   03-01-44                        8.00            2,500,000(d)        2,505,988
Zurich Capital Trust I
  (U.S. Dollar) Company Guaranty
   06-01-37                        8.38            3,750,000(d)        4,015,425
Total                                                                 34,535,543

Leisure time & entertainment (0.6%)
Ameristar Casinos
  Company Guaranty
   02-15-09                       10.75              450,000             479,813
Argosy Gaming
  Company Guaranty
   06-01-09                       10.75              825,000             913,688
  Sr Sub Nts
   09-01-11                        9.00              525,000             543,375

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
114   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Leisure time & entertainment (cont.)
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                        9.25%          $1,475,000(d)       $1,508,188
Coast Hotels & Casino
  Company Guaranty
   04-01-09                        9.50            2,250,000           2,325,938
Harrahs Operating
  Company Guaranty
   02-01-11                        8.00            7,000,000           7,383,865
Isle of Capri Casinos/Capital
  1st Mtge Series B
   08-31-04                       13.00            1,500,000           1,636,875
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                        8.38              625,000(d)          640,625
Six Flags
  Sr Nts
   02-01-09                        9.50            1,060,000(d)        1,081,200
Station Casino
  Sr Nts
   02-15-08                        8.38            1,000,000           1,007,500
Time Warner
   02-01-24                        7.57            2,900,000           2,985,752
Trump Castle Funding
   11-15-03                       11.75            1,120,000             963,200
United Artists Theatres
  Series 1995A
   07-01-15                        9.30            1,765,041           1,500,285
USA Networks
  CV
   07-01-03                        7.00              730,000             731,825
Total                                                                 23,702,129

Media (1.6%)
Adelphia Communications
  Sr Nts Series B
   03-01-07                        9.88              150,000             146,250
   06-15-11                       10.25            1,200,000           1,168,500
  Zero Coupon Sr Nts Pay-in-kind Series B
   02-15-04                        3.33              475,000(e,i)        457,188
CanWest Media
  (U.S. Dollar) Sr Sub Nts
   05-15-11                       10.63            1,515,000(c,d)      1,564,238
Charter Communications Holdings LLC
  Sr Nts
   11-15-09                        9.63              565,000(d)          576,300
Charter Communications Holdings/Charter Capital
  Sr Nts
   10-01-09                       10.75            2,000,000           2,150,000
   01-15-10                       10.25              550,000             569,250
   01-15-11                       11.13              750,000             810,000
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                       10.00            2,000,000           2,000,000
Comcast Cable Communications
   11-15-08                        6.20            6,100,000           6,049,369
   01-30-11                        6.75            3,000,000           3,030,978
Cox Enterprises
   06-15-09                        7.38           10,000,000(d)       10,244,499
Harcourt General
   08-01-27                        7.20            5,000,000           4,747,950
MDC
  (U.S. Dollar) Sr Sub Nts
   12-01-06                       10.50            2,000,000(c)        1,800,000
Mediacom Broadband
  Sr Nts
   07-15-13                       11.00            1,365,000(d)        1,429,838
Nexstar Finance LLC
  Sr Sub Nts
   04-01-08                       12.00            1,090,000(d)        1,133,600
Pegasus Media & Communications
  Series B
   07-01-05                       12.50              200,000             198,000
Pegasus Satellite
  Sr Nts
   08-01-06                       12.38            1,350,000           1,296,000
Quebecor Media
  Sr Nts
   07-15-11                       11.13            1,750,000(d)        1,785,000
Radio One
  Sr Sub Nts
   07-01-11                        8.88              850,000(d)          871,250
Regional Independent Medical
  (U.S. Dollar) Sr Nts
   07-01-08                       10.50              550,000(c)          561,000
Rogers Cablesystems
  (U.S. Dollar) Company Guaranty
   12-01-07                       10.00            1,500,000(c)        1,593,750
   12-01-15                       11.00            1,350,000(c)        1,491,750
Rogers Communications
  (U.S. Dollar) Sr Nts
   01-15-06                        9.13              173,000(c)          173,433
Salem Communication Holding
  Sr Sub Nts
   07-01-11                        9.00              975,000(d)        1,004,250
Telemundo Holdings
  Zero Coupon Sr Disc Nts
   08-15-08                       16.45            1,450,000(f)        1,276,000
TeleWest Communications
  (U.S. Dollar) Zero Coupon
   10-01-07                       11.00            1,000,000(c,f)        790,000
Time Warner Entertainment LP
  Sr Nts
   07-15-33                        8.38           10,000,000          11,322,499
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09                       12.75            1,050,000           1,039,500
Total                                                                 61,280,392

Metals (0.1%)
Freeport-McMoran
  Cv
   01-31-06                        8.25              730,000(d)          823,075
Great Lakes Carbon
  Company Guaranty Pay-in-kind Series B
   05-15-08                       10.25              250,000(i)          150,000
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03                       10.13            1,194,553(c,d)      1,170,662
Maxxam Group Holdings
  Sr Nts Series B
   08-01-03                       12.00              825,000             701,250
Oregon Steel Mills
  1st Mtge
   06-15-03                       11.00            1,325,000(n)        1,258,750
Total                                                                  4,103,737

Miscellaneous (0.9%)
Actuant
  Company Guaranty
   05-01-09                       13.00              995,000           1,044,750
Bistro Trust
   12-31-02                        9.50           12,000,000(d)        8,472,480
Consolidated Container LLC/Consolidated
  Container Capital
   07-15-09                       10.13              860,000             842,800
Delphes #2
  (U.S. Dollar)
   05-05-09                        7.75            3,000,000(c,d)      3,200,640
EOP Operating LP
  Sr Nts
   07-15-11                        7.00            8,000,000           8,212,296
Falcon Products
  Company Guaranty Series B
   06-15-09                       11.38            1,720,000           1,659,800
ISG Resources
   04-15-08                       10.00            1,765,000           1,076,650
Meritage
  Sr Nts
   06-01-11                        9.75            1,615,000(d)        1,675,563
Nationwide Credit
  Sr Nts Series A
   01-15-08                       10.25            2,500,000             753,125
NSM Steel
  Company Guaranty
   02-01-06                       12.00            1,522,095(b,d)        474,589
Omega Cabinets
  Sr Sub Nts
   06-15-07                       10.50            1,980,000           2,079,000
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                       11.00            1,125,000             956,250
SC Intl
   09-01-07                        9.25              950,000           1,021,250
Stellex Technologies
  Sr Sub Nts Series B
   11-01-07                        9.50            1,350,000(b)           40,500
Vesta Capital
   01-15-27                        8.53            3,000,000(d)        1,665,321
William Carter
  Sr Sub Nts
   08-15-11                       10.88              245,000(d)          252,350
Total                                                                 33,427,364

Multi-industry conglomerates (0.1%)
Jordan Inds
  Sr Nts Series D
   08-01-07                       10.38            1,780,000           1,513,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
115   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Multi-industry conglomerates (cont.)
Prime Succession
  Sr Sub Nts
   08-15-04                       10.75%            $980,000(b)         $117,600
Tyco Intl Group
  Zero Coupon Cv
   02-12-21                        1.71            2,380,000(e)        1,710,625
Total                                                                  3,341,225

Paper & packaging (0.8%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-05                        8.30            8,000,000(c)        8,551,359
APP China Group
  (U.S. Dollar) Sr Nts
   03-15-05                       14.00            1,300,000(b,c,d)       78,000
Ball
  Company Guaranty
   08-01-08                        8.25            1,000,000           1,012,500
Berry Plastics
  Company Guaranty Series B
   07-15-07                       11.00              900,000             886,500
  Sr Sub Nts
   04-15-04                       12.25              600,000             610,500
Crown Paper
  Sr Sub Nts
   09-01-05                       11.00            1,000,000(b)           17,500
Intl Paper
   07-08-05                        8.13            6,000,000           6,482,100
Norske Skog
  (U.S. Dollar) Sr Nts
   06-15-11                        8.63            1,285,000(c,d)      1,310,700
Packaging Corp of America
  Company Guaranty
   04-01-09                        9.63            1,495,000           1,618,338
Plastipak Holdings
  Sr Nts
   09-01-11                       10.75            1,395,000(d)        1,408,950
Printpack
  Sr Sub Nts Series B
   08-15-06                       10.63              500,000             510,000
Quno
  (U.S. Dollar) Sr Nts
   05-15-05                        9.13            2,500,000(c)        2,580,903
Riverwood Intl
  Company Guaranty
   08-01-07                       10.63              420,000             436,800
   04-01-08                       10.88              350,000             344,750
  Company Guaranty Sr Nts
   04-01-06                       10.25            1,300,000           1,339,000
  Sr Nts
   08-01-07                       10.63              355,000(d)          369,200
Silgan Holdings
   06-01-09                        9.00            1,200,000(n)        1,224,000
Tembec Inds
  (U.S. Dollar) Company Guaranty
   02-01-11                        8.50              900,000(c)          936,000
Total                                                                 29,717,100

Real estate investment trust (--%)
Meristar Hospitality
  Sr Nts
   01-15-11                        9.13            1,400,000(d)        1,412,250

Restaurants & lodging (0.3%)
Extended Stay America
  Sr Sub Nts
   06-15-11                        9.88            2,000,000(d)        2,020,000
Hilton Hotels
  Cv
   05-15-06                        5.00              660,000             604,930
MGM Mirage
   02-06-08                        6.88            7,380,000           7,243,764
  Company Guaranty
   06-01-07                        9.75              905,000             988,713
Total                                                                 10,857,407

Retail (0.5%)
Albertson's
  Sr Nts
   02-15-11                        7.50            7,000,000           7,471,520
Eye Care Centers of America
  Company Guaranty
   05-01-08                        9.13              500,000             185,000
Flooring America
  Company Guaranty
   10-15-07                        9.25            1,849,000(b)            1,849
Kroger
  Company Guaranty
   03-01-08                        7.45            6,075,000           6,466,109
Lowe's
  Zero Coupon Cv Sr Nts
   02-16-21                        2.50            1,460,000(d,e)      1,056,675
Rite Aid
  Sr Nts
   04-15-05                        7.63            1,285,000           1,158,106
Wal-Mart CRAVE Trust
   07-17-06                        7.00            2,945,469(d)        3,105,143
Total                                                                 19,444,402

Textiles & apparel (--%)
Galey & Lord
  Company Guaranty
   03-01-08                        9.13              725,000             304,500

Transportation (0.4%)
Enterprise Rent-A-Car USA Finance
   01-15-11                        8.00            5,000,000(d)        5,306,695
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04                        9.25            5,120,000(b,c)      1,996,800
Interpool
   08-01-07                        7.20              175,000             159,250
   08-01-07                        7.35            2,100,000           1,932,000
Union Pacific
   01-15-11                        6.65            5,300,000           5,416,945
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08                       12.00            5,000,000(b,c,d)      650,000
Total                                                                 15,461,690

Utilities -- electric (0.8%)
Arizona Public Service
  1st Mtge Sale Lease-backed Obligation
   12-30-15                        8.00            1,800,000           1,871,172
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05                        9.50            9,000,000           9,243,540
Exelon
  Sr Nts
   05-01-11                        6.75            9,000,000           9,288,810
Public Service Electric & Gas
  1st & Ref Mtge (AMBAC Insured)
   01-01-16                        6.75            2,600,000(g)        2,534,636
Salton Sea Funding
  Series C
   05-30-10                        7.84            1,325,000           1,258,618
Sithe Independence Funding
  Series A
   12-30-13                        9.00            1,500,000           1,634,685
Texas Utilities Electric
   08-01-07                        7.17            5,000,000           5,397,800
Total                                                                 31,229,261

Utilities -- gas (0.9%)
Columbia Energy Group
  Series E
   11-28-10                        7.32            7,000,000           7,222,180
Dynegy-Roseton Danskamme
  Company Guaranty
   11-08-10                        7.27            7,000,000(d)        7,193,410
El Paso Energy
  Sr Nts
   05-15-09                        6.75            1,900,000           1,875,395
   12-15-12                        7.38            3,000,000           3,076,860
   08-01-31                        7.80            4,000,000           4,046,000
El Paso Energy Partners
  Company Guaranty
   06-01-11                        8.50              650,000(d)          663,000
Enron
   06-15-03                        7.88            3,000,000           3,148,920
Southwest Gas
   02-15-11                        8.38            6,000,000           6,305,520
Total                                                                 33,531,285

Utilities -- telephone (1.5%)
360 Communications
   04-01-09                        7.60            3,000,000           3,122,340
Adelphia Business Solutions
  Sr Nts Series B
   09-01-04                       12.25            2,320,000(n)        1,670,400
AT&T Wireless Services
  Sr Nts
   03-01-11                        7.88            7,000,000(d)        7,405,440
CenturyTel
  Sr Nts
   10-15-12                        7.75            4,000,000           4,117,640
Citizens Communications
  Nts
   08-15-08                        7.63            6,000,000(d)        6,070,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
116   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                            Coupon            Principal         Value(a)
                                   rate              amount

Utilities -- telephone (cont.)
Geotek Communications
  Escrow Cv Sr Sub Nts
   02-15-02                       12.00%          $1,655,000(b,k,l)          $--
Global Crossing Holding
  (U.S. Dollar) Company Guaranty
   08-01-07                        8.70            1,000,000(c)          602,500
ITC DeltaCom
  Sr Nts
   11-15-08                        9.75              500,000             235,000
Nextel Communications
  Cv
   11-15-09                        9.38              400,000             308,000
Nextel Communications
  Sr Nts
   02-01-11                        9.50            1,835,000           1,399,188
Qwest
   11-10-26                        7.20            5,000,000           4,678,500
Telefonica Europe
  (U.S. Dollar) Company Guaranty
   09-15-10                        7.75           12,000,000(c)       12,760,920
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts
   02-01-10                       11.50              750,000(c,d)        202,500
Vodafone Group
  Company Guaranty
   05-01-08                        6.65           10,000,000          10,187,800
  (U.S. Dollar)
   02-15-10                        7.75            5,000,000(c)        5,458,550
Total                                                                 58,218,978

Total bonds
(Cost: $1,131,535,112)                                            $1,147,989,018

Short-term securities (3.6%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (1.9%)
Federal Home Loan Bank Disc Nts
   10-10-01                        3.57%          $1,500,000          $1,494,017
   10-23-01                        3.41           34,600,000          34,427,316
   11-09-01                        3.40              800,000             794,556
Federal Home Loan Mtge Corp Disc Nts
   09-04-01                        3.65           26,300,000          26,289,348
   09-27-01                        3.53            5,400,000           5,384,769
Federal Natl Mtge Assn Disc Nts
   10-04-01                        3.59            1,100,000           1,096,146
   10-11-01                        3.57              400,000             398,338
Total                                                                 69,884,490

Commercial paper (1.7%)
Electronic Data Systems
   11-02-01                        3.57           10,000,000(j)        9,938,750
   11-20-01                        3.40           13,800,000(j)       13,691,325
SBC Communications
   11-20-01                        3.38           11,400,000(j)       11,310,225
UBS Finance (Delaware)
   09-19-01                        3.64           20,100,000          20,060,643
Verizon Global Funding
   10-25-01                        3.57            9,000,000(j)        8,950,807
Total                                                                 63,951,750

Total short-term securities
(Cost: $133,858,940)                                                $133,836,240

Total investments in securities
(Cost: $3,612,085,656)(o)                                         $3,867,799,692

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 8.63% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- American Municipal Bond Association Corporation
     MBIA  -- Municipal Bond Investors Assurance

(h) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(k)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                      Acquisition         Cost
                                                      dates
     Geotek Communications
           Escrow Cv Sr Sub Nts 2002               08-26-00         $        --
     GT Group Telecom                              02-09-01           1,507,500

(l)  Negligible market value.

--------------------------------------------------------------------------------
117   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

(m) At Aug. 31, 2001, securities valued at $68,779,400 were held to cover open call options written as follows (see Note 8 to the financial statements):

     Issuer                                                       Contracts     Exercise         Expiration          Value(a)
                                                                                  price              date
     Charter Communications                                        2,100          $22.50          Sept. 2001       $   36,750
     Cisco Systems                                                 1,000              20          Sept. 2001            7,500
     JDS Uniphase                                                  6,750              10          Sept. 2001           16,875
     Maxim Integrated Products                                     1,500              50          Sept. 2001          206,250
     Morgan Stanley, Dean Witter, Discover &Co                       200              55          Sept. 2001           34,500
     Morgan Stanley, Dean Witter, Discover & Co                      750              55           Oct. 2001          243,750
     Morgan Stanley, Dean Witter, Discover & Co                      500              60           Oct. 2001           71,250
     PMC-Sierra                                                    2,250              35          Sept. 2001          208,125
     Qwest Communications                                          1,000           27.50          Sept. 2001            2,500
     Sanmina                                                         750           22.50          Sept. 2001           18,750
     Sanmina                                                       1,000              25          Sept. 2001           10,000
     Semiconductor HOLDRs Trust                                      700              50          Sept. 2001           22,750
     Siebel Systems                                                2,750           27.50          Sept. 2001           75,625
     Solectron                                                     2,000              15          Sept. 2001           75,000
     Solectron                                                     2,000           17.50          Sept. 2001           20,000
     Solectron                                                     2,000              20          Sept. 2001           10,000
     Southwest Airlines                                            1,500           17.50           Oct. 2001          180,000
     Southwest Airlines                                            1,000           17.50           Dec. 2001          170,000
     Southwest Airlines                                            2,000              20          Sept. 2001           20,000
     Sun Microsystems                                              1,000              15          Sept. 2001            7,500
     Texas Instruments                                             1,000              35          Sept. 2001           97,500
     Xilinix                                                       1,000              45          Sept. 2001           65,000
                                                                                                                       ------
     Total value                                                                                                   $1,599,625
                                                                                                                   ----------

(n) Security is partially or fully on loan. See Note 5 to the financial statements.
(o) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,646,429,757 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 521,167,638
     Unrealized depreciation                                       (299,797,703)
                                                                   ------------
     Net unrealized appreciation                                  $ 221,369,935
                                                                  -------------

--------------------------------------------------------------------------------
118   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - New Dimensions Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                             Shares               Value(a)

Aerospace & defense (0.8%)
Boeing                                            307,500            $15,744,000
United Technologies                               236,000             16,142,400
Total                                                                 31,886,400

Airlines (1.6%)
Southwest Airlines                              3,387,425             60,601,033

Banks and savings & loans (6.2%)
Bank of America                                 1,153,300             70,927,950
State Street                                    1,129,400             54,843,664
USA Education                                     632,800             50,124,088
Wells Fargo                                     1,442,700             66,378,627
Total                                                                242,274,329

Beverages & tobacco (2.4%)
Anheuser-Busch                                    361,800             15,571,872
Coca-Cola                                         355,600             17,307,052
Philip Morris                                   1,254,900             59,482,260
Total                                                                 92,361,184

Chemicals (0.9%)
Air Products & Chemicals                          493,900             20,941,360
Waste Management                                  451,300             13,958,709
Total                                                                 34,900,069

Communications equipment & services (0.1%)
CIENA                                             179,800(b)           3,078,176

Computer software & services (3.4%)
Microsoft                                       2,223,200(b)         126,833,560
VERITAS Software                                  146,300(b)           4,201,736
Total                                                                131,035,296

Computers & office equipment (8.4%)
AOL Time Warner                                 2,241,900(b)          83,734,965
Automatic Data Processing                       1,350,200             69,886,352
Cisco Systems                                   3,098,100(b)          50,591,973
EMC                                               972,100(b)          15,028,666
Intl Business Machines                          1,075,500            107,550,000
Total                                                                326,791,956

Electronics (5.8%)
Applied Materials                                 759,600(b)          32,731,164
Intel                                           2,509,500             70,165,620
Maxim Integrated Products                         898,600(b)          41,524,306
Texas Instruments                               2,460,200             81,432,620
Total                                                                225,853,710

Energy (7.3%)
Chevron                                           952,500             86,439,375
Exxon Mobil                                     4,658,296            187,030,584
Murphy Oil                                        155,200             11,717,600
Total                                                                285,187,559

Energy equipment & services (1.6%)
Halliburton                                     1,434,200             39,956,812
Schlumberger                                      497,200             24,362,800
Total                                                                 64,319,612

Financial services (9.9%)
Citigroup                                       3,960,433            181,189,809
Fannie Mae                                        723,300             55,122,693
MBNA                                            1,795,350             62,406,366
Morgan Stanley, Dean Witter,
  Discover & Co                                 1,612,980             86,052,483
Total                                                                384,771,351

Health care (8.0%)
Amgen                                             495,000(b)          31,828,500
Bristol-Myers Squibb                              910,300             51,104,242
Genentech                                         264,900(b)          12,158,910
Johnson & Johnson                               1,029,750             54,278,123
Medtronic                                       1,277,200             58,163,688
Pfizer                                          2,725,050            104,396,665
Total                                                                311,930,128

Health care services (5.1%)
Cardinal Health                                 1,290,725             94,145,482
HCA                                             1,519,100             69,483,634
UnitedHealth Group                                494,800             33,676,088
Total                                                                197,305,204

Household products (0.4%)
Procter & Gamble                                  212,000             15,719,800

Industrial equipment & services (1.7%)
Caterpillar                                       675,800             33,790,000
Illinois Tool Works                               542,300             33,899,173
Total                                                                 67,689,173

Insurance (3.7%)
American Intl Group                             1,307,060            102,212,092
Marsh & McLennan                                  452,000             41,990,800
Total                                                                144,202,892

Leisure time & entertainment (2.7%)
Carnival                                          186,600              5,836,848
Mattel                                            465,000              8,365,350
Viacom Cl B                                     2,150,817(b)          91,194,641
Total                                                                105,396,839

Media (1.9%)
Comcast Special Cl A                              569,900(b)          20,875,437
Gannett                                           561,786             34,639,725
USA Networks                                      851,600(b)          19,723,056
Total                                                                 75,238,218

Metals (0.7%)
Alcoa                                             711,800             27,133,816

Miscellaneous (1.2%)
Nasdaq-100 Shares                               1,277,700(b)          46,802,151

Multi-industry conglomerates (8.5%)
Cendant                                           861,200(b)          16,423,084
General Electric                                3,616,500            148,204,170
Minnesota Mining & Mfg                            686,900             71,506,290
Robert Half Intl                                  669,000(b)          16,651,410
Tyco Intl                                       1,525,844(c)          79,267,596
Total                                                                332,052,550

Restaurants & lodging (1.1%)
Marriott Intl Cl A                                962,700             42,214,395

Retail (10.1%)
Best Buy                                          267,200(b)          15,759,456
Costco Wholesale                                1,618,200(b)          60,536,862
eBay                                              283,900(b)          15,963,697
Home Depot                                        899,050             41,311,348
Kohl's                                             89,800(b)           4,983,900
Safeway                                         1,883,600(b)          84,969,196
Target                                          1,792,700             62,117,055
Wal-Mart Stores                                 1,918,500             92,183,924
Walgreen                                          434,200             14,914,770
Total                                                                392,740,208

Utilities -- electric (1.3%)
Dominion Resources                                176,900             11,135,855
Duke Energy                                       994,200             39,082,002
Total                                                                 50,217,857

Utilities -- gas (2.0%)
El Paso                                           967,100             46,991,389
Enron                                             889,400             31,120,106
Total                                                                 78,111,495

Utilities -- telephone (1.5%)
Verizon Communications                          1,156,600             57,830,000

Total common stocks
(Cost: $3,537,164,938)                                            $3,827,645,401

Short-term securities (2.0%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (1.4%)
Federal Home Loan Mtge Corp Disc Nts
   09-27-01                        3.53%          $7,600,000          $7,578,564
   10-09-01                        3.43           18,000,000          17,933,309
Federal Natl Mtge Assn Disc Nts
   09-17-01                        3.57            5,100,000           5,091,426
   09-20-01                        3.50            5,000,000           4,989,526
   10-01-01                        3.45            2,500,000           2,492,595
   10-03-01                        3.45            5,900,000           5,881,395
   11-21-01                        3.38           11,000,000          10,912,306
Total                                                                 54,879,121

Commercial paper (0.6%)(d)
BellSouth
   11-23-01                        3.40            5,100,000           5,058,350
Electronic Data Systems
   11-02-01                        3.57           11,000,000          10,932,625
Kimberly-Clark
   09-07-01                        3.64            3,900,000           3,897,240
Variable Funding Capital
   09-10-01                        3.64              600,000             599,393
Verizon Network Funding
   10-25-01                        3.57            3,600,000           3,580,323
Total                                                                 24,067,931

Total short-term securities
(Cost: $78,961,340)                                                  $78,947,052

Total investments in securities
(Cost: $3,616,126,278)(e)                                         $3,906,592,453

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
119   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.04% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $3,617,539,538 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 514,652,132
     Unrealized depreciation                                      (225,599,217)
                                                                  ------------
     Net unrealized appreciation                                 $ 289,052,915
                                                                 -------------

--------------------------------------------------------------------------------
120   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Partners Small Cap Value Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (88.1%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.5%)
Curtiss-Wright                                      1,500                $72,600

Automotive & related (1.8%)
Wescast Inds Cl A                                   2,700(c)              87,210

Communications equipment & services (2.0%)
Somera Communications                              16,000(b)              96,000

Computers & office equipment (2.0%)
Perot Systems Cl A                                  6,800(b)              97,920

Electronics (24.1%)
American Power Conversion                           6,700(b)              92,661
Analogic                                            5,000                186,750
Avnet                                               3,800                 91,504
Bel Fuse Cl A                                       4,000                 95,880
Credence Systems                                   17,000(b)             286,960
CyberOptics                                           700(b)               8,050
Electro Scientific Inds                             2,800(b)              78,400
Electroglas                                         5,900(b)              97,173
Entegis                                             7,800(b)              93,600
KEMET                                               5,000(b)              91,000
TTM Technologies                                    3,100(b)              25,575
Total                                                                  1,147,553

Energy (3.7%)
Brown (Tom)                                         4,100(b)              97,580
Stone Energy                                        2,100(b)              79,800
Total                                                                    177,380

Energy equipment & services (2.5%)
Dril-Quip                                           1,200(b)              20,628
Helmerich & Payne                                   3,300                100,848
Total                                                                    121,476

Financial services (6.0%)
E*TRADE Group                                      15,500(b)              99,200
Jones Lang LaSalle                                  7,000(b)             105,000
Southwest Securities Group                          4,000                 84,920
Total                                                                    289,120

Industrial equipment & services (5.2%)
Alamo Group                                         4,800                 69,960
Denison Intl ADR                                    5,500(b,c)            91,410
Lincoln Electric Holdings                           3,900                 87,750
Total                                                                    249,120

Insurance (18.7%)
CNA Surety                                          6,700                 94,135
First American                                     15,000                274,500
MONY Group                                         10,000                350,000
Stewart Information Services                        5,000(b)              87,500
Trenwick Group                                      6,200(c)              87,358
Total                                                                    893,493

Multi-industry conglomerates (5.9%)
Brascan Cl A                                       10,000(c)             183,000
Spherion                                           10,700(b)              97,477
Total                                                                    280,477

Real estate investment trust (3.3%)
Cabot Industrial Trust                              7,500                156,900

Retail (5.6%)
Big Lots                                            7,400(b)              78,440
Pier 1 Imports                                      7,900                 95,985
Stein Mart                                         11,800(b)              93,220
Total                                                                    267,645

Textiles & apparel (2.0%)
Nautica Enterprises                                 6,800(b)              95,540

Transportation (3.8%)
EGL                                                13,900(b)             182,924

Total common stocks
(Cost: $4,296,333)                                                    $4,215,358

Total investments in securities
(Cost: $4,296,333)(d)                                                 $4,215,358

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 9.38% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $4,296,333 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                          $  64,012
     Unrealized depreciation                                           (144,987)
                                                                       --------
     Net unrealized depreciation                                      $ (80,975)
                                                                      ---------

--------------------------------------------------------------------------------
121   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - S&P 500 Index Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.6%)
Boeing                                              4,694               $240,333
General Dynamics                                    1,081                 85,356
Goodrich (BF)                                         555                 17,788
Honeywell Intl                                      4,354                162,230
Lockheed Martin                                     2,337                 93,153
Northrop Grumman                                      459                 37,638
Raytheon                                            1,912                 50,266
Rockwell Collins                                      983                 19,975
Rockwell Intl                                         983                 15,777
United Technologies                                 2,533                173,257
Total                                                                    895,773

Airlines (0.2%)
AMR                                                   826(b)              26,424
Delta Air Lines                                       662                 25,553
Southwest Airlines                                  4,098                 73,313
US Airways Group                                      360(b)               4,572
Total                                                                    129,862

Automotive & related (1.1%)
Cooper Tire & Rubber                                  390                  6,501
Cummins Engine                                        221                  8,343
Dana                                                  795                 15,582
Delphi Automotive Systems                           3,012                 45,150
Eaton                                                 370                 26,614
Ford Motor                                          9,843                195,581
General Motors                                      2,952                161,622
Genuine Parts                                         925                 28,453
Goodyear Tire & Rubber                                854                 20,923
Johnson Controls                                      467                 34,208
Navistar Intl                                         319(b)              10,932
PACCAR                                                411                 22,728
Snap-On                                               310                  7,893
TRW                                                   672                 23,654
Visteon                                               704                 12,038
Total                                                                    620,222

Banks and savings & loans (7.1%)
AmSouth Bancorporation                              1,992                 37,888
Bank of America                                     8,624                530,377
Bank of New York                                    3,957                157,093
Bank One                                            6,270                217,506
BB&T                                                2,358                 86,727
Charter One Financial                               1,112                 32,470
Comerica                                              960                 57,360
Fifth Third Bancorp                                 3,097                180,555
FleetBoston Financial                               5,827                214,608
Golden West Financial                                 854                 49,421
Huntington Bancshares                               1,350                 24,543
J.P. Morgan Chase                                  10,681                420,831
KeyCorp                                             2,284                 57,328
Mellon Financial                                    2,568                 90,522
Natl City                                           3,232                 99,772
Northern Trust                                      1,198                 67,927
PNC Financial Services Group                        1,555                103,547
Regions Financial                                   1,224                 35,986
Southtrust                                          1,829                 44,554
State Street                                        1,751                 85,029
SunTrust Banks                                      1,571                107,299
Synovus Financial                                   1,560                 48,048
U.S. Bancorp                                       10,252                248,508
Union Planters                                        737                 32,797
USA Education                                         877                 69,467
Wachovia                                            5,280                181,738
Wachovia                                            1,132                 78,844
Washington Mutual                                   4,722                176,792
Wells Fargo                                         9,233                424,810
Zions Bancorp                                         495                 28,344
Total                                                                  3,990,691

Beverages & tobacco (3.6%)
Anheuser-Busch                                      4,829                207,840
Brown-Forman Cl B                                     368                 23,736
Coca-Cola                                          13,382                651,301
Coca-Cola Enterprises                               2,395                 36,332
Coors (Adolph) Cl B                                   200                  9,260
Fortune Brands                                        822                 31,442
Pepsi Bottling Group                                  773                 34,128
PepsiCo                                             9,511                447,017
Philip Morris                                      11,834                560,932
UST                                                   878                 28,974
Total                                                                  2,030,962

Building materials & construction (0.5%)
Centex                                                319                 13,972
Georgia-Pacific Group                               1,215                 44,396
KB HOME                                               238                  7,704
Louisiana-Pacific                                     561                  5,958
Masco                                               2,474                 63,879
Pulte Homes                                           316                 11,961
Sherwin-Williams                                      842                 19,071
Temple-Inland                                         265                 15,465
Vulcan Materials                                      543                 26,069
Weyerhaeuser                                        1,158                 65,717
Total                                                                    274,192

Chemicals (1.5%)
Air Products & Chemicals                            1,226                 51,982
Allied Waste Inds                                   1,061(b)              19,236
Dow Chemical                                        4,829                169,305
du Pont (EI) de Nemours                             5,611                229,883
Eastman Chemical                                      414                 16,059
Ecolab                                                686                 27,495
Engelhard                                             703                 18,369
FMC                                                   167(b)              10,436
Great Lakes Chemical                                  270                  6,737
Hercules                                              581                  6,565
Millipore                                             253                 16,053
Pall                                                  660                 14,758
PPG Inds                                              906                 49,033
Praxair                                               864                 40,668
Rohm & Haas                                         1,185                 42,553
Sigma-Aldrich                                         407                 18,563
Waste Management                                    3,365                104,079
Total                                                                    841,774

Communications equipment & services (2.0%)
ADC Telecommunications                              4,204(b)              18,371
Andrew Corp                                           437(b)               8,889
AT&T Wireless Services                             13,611(b)             210,971
Avaya                                               1,526(b)              17,335
CIENA                                               1,760(b)              30,131
Corning                                             5,004                 60,098
JDS Uniphase                                        7,081(b)              49,921
Lucent Technologies                                18,323                124,963
Motorola                                           11,815                205,581
Nortel Networks                                    17,142(c)             107,309
QUALCOMM                                            4,074(b)             239,755
Scientific-Atlanta                                    876                 17,993
Tellabs                                             2,201(b)              29,317
Total                                                                  1,120,634

Computer software & services (4.4%)
Adobe Systems                                       1,287                 43,256
BMC Software                                        1,310(b)              20,960
Citrix Systems                                        993(b)              32,719
Computer Associates Intl                            3,101                 96,286
Compuware                                           1,978(b)              24,151
Intuit                                              1,122(b)              42,389
Microsoft                                          28,955(b)           1,651,884
Novell                                              1,936(b)               8,809
Oracle                                             30,201(b)             368,754
Parametric Technology                               1,421(b)              10,359
PeopleSoft                                          1,582(b)              54,547
Siebel Systems                                      2,438(b)              52,661
VERITAS Software                                    2,138(b)              61,403
Total                                                                  2,468,178

Computers & office equipment (8.1%)
AOL Time Warner                                    23,836(b)             890,275
Apple Computer                                      1,878(b)              34,837
Autodesk                                              289                 11,080
Automatic Data Processing                           3,359                173,862
Cisco Systems                                      39,376(b)             643,010
Compaq Computer                                     9,087                112,224
Computer Sciences                                     907(b)              34,103
Comverse Technology                                   920(b)              23,129
Concord EFS                                         1,296(b)              68,001
Dell Computer                                      13,993(b)             299,170
Electronic Data Systems                             2,518                148,512
EMC                                                11,873(b)             183,557
Equifax                                               770                 20,043
First Data                                          2,108                138,812
Fiserv                                                669(b)              36,240
Gateway                                             1,737(b)              15,581
Hewlett-Packard                                    10,453                242,614
Intl Business Machines                              9,348                934,799
Lexmark Intl Cl A                                     690(b)              35,915
Mercury Interactive                                   444(b)              11,992
NCR                                                   519(b)              19,644
Network Appliance                                   1,751(b)              22,693
Palm                                                3,051(b)              10,923
Pitney Bowes                                        1,328                 57,755
SABRE Holdings Cl A                                   715(b)              30,159
Sanmina                                             1,720(b)              30,977

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
122   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Computers & office equipment (cont.)
Sapient                                               661(b)              $3,576
Solectron                                           3,514(b)              47,790
Sun Microsystems                                   17,522(b)             200,627
Unisys                                              1,703(b)              20,129
Yahoo!                                              3,050(b)              36,173
Total                                                                  4,538,202

Electronics (4.6%)
Advanced Micro Devices                              1,850(b)              25,068
Agilent Technologies                                2,457(b)              65,111
Altera                                              2,081(b)              59,100
American Power Conversion                           1,049(b)              14,508
Analog Devices                                      1,936(b)              92,502
Applied Materials                                   4,375(b)             188,519
Applied Micro Circuits                              1,616(b)              23,060
Broadcom Cl A                                       1,399(b)              44,978
Conexant Systems                                    1,329(b)              15,828
Intel                                              36,180              1,011,592
Jabil Circuit                                       1,029(b)              23,780
KLA-Tencor                                            997(b)              48,993
Linear Technology                                   1,710                 70,247
LSI Logic                                           1,944(b)              39,366
Maxim Integrated Products                           1,766(b)              81,607
Micron Technology                                   3,208(b)             120,653
Molex                                               1,051                 33,180
Natl Semiconductor                                    933(b)              30,836
Novellus Systems                                      766(b)              33,941
PerkinElmer                                           542                 17,387
PMC-Sierra                                            885(b)              27,214
Power-One                                             423(b)               4,615
QLogic                                                495(b)              14,855
Symbol Technologies                                 1,218                 16,443
Tektronix                                             504(b)               9,848
Teradyne                                              938(b)              30,748
Texas Instruments                                   9,340                309,153
Thomas & Betts                                        312                  6,680
Vitesse Semiconductor                                 986(b)              14,396
Xilinx                                              1,789(b)              69,843
Total                                                                  2,544,051

Energy (6.1%)
Amerada Hess                                          479                 37,223
Anadarko Petroleum                                  1,349                 69,811
Apache                                                674                 31,631
Ashland                                               375                 15,900
Burlington Resources                                1,138                 43,244
Chevron                                             3,452                313,269
Conoco Cl B                                         3,361                 99,553
Devon Energy                                          696                 32,204
EOG Resources                                         623                 19,699
Exxon Mobil                                        37,120              1,490,367
FirstEnergy                                         1,205                 39,632
Kerr-McGee                                            537                 31,366
Mirant                                              1,826(b)              52,315
Occidental Petroleum                                1,993                 54,847
Phillips Petroleum                                  1,376                 79,120
Royal Dutch Petroleum ADR                          11,536(c)             653,284
Sunoco                                                451                 17,061
Texaco                                              2,964                206,443
Tosco                                                 830                 38,512
Unocal                                              1,309                 46,208
USX-Marathon Group                                  1,660                 52,307
Total                                                                  3,423,996

Energy equipment & services (0.7%)
Baker Hughes                                        1,806                 59,490
Halliburton                                         2,308                 64,301
McDermott Intl                                        329(b)               3,504
Nabors Inds                                           790(b)              19,371
Noble Drilling                                        721(b)              19,611
Rowan Companies                                       507(b)               7,884
Schlumberger                                        3,084                151,115
Transocean Sedco Forex                              1,711                 49,448
Total                                                                    374,724

Financial services (6.5%)
American Express                                    7,118                259,238
Bear Stearns Companies                                565                 29,487
Capital One Financial                               1,121                 62,339
Citigroup                                          27,054              1,237,720
Countrywide Credit Inds                               637                 26,436
Fannie Mae                                          5,382                410,161
Franklin Resources                                  1,423                 58,386
Freddie Mac                                         3,726                234,291
H&R Block                                             983                 38,249
Household Intl                                      2,496                147,514
Lehman Brothers Holdings                            1,326                 87,052
MBNA                                                4,583                159,305
Merrill Lynch                                       4,516                233,026
MGIC Investment                                       576                 40,262
Morgan Stanley, Dean Witter,
  Discover & Co                                     5,987                319,406
Paychex                                             2,009                 74,474
Providian Financial                                 1,536                 59,996
Schwab (Charles)                                    7,457                 92,914
Stilwell Financial                                  1,180                 33,748
T Rowe Price Group                                    661                 24,715
Total                                                                  3,628,719

Food (1.4%)
Archer-Daniels-Midland                              3,570                 47,945
Campbell Soup                                       2,197                 61,933
ConAgra Foods                                       2,890                 66,326
General Mills                                       1,531                 67,885
Heinz (HJ)                                          1,876                 84,758
Hershey Foods                                         735                 47,393
Kellogg                                             2,184                 69,866
Ralston Purina                                      1,667                 54,478
Sara Lee                                            4,232                 93,104
SUPERVALU                                             712                 14,938
Sysco                                               3,618                101,375
Wrigley (Wm) Jr                                     1,215                 60,920
Total                                                                    770,921

Furniture & appliances (0.2%)
Black & Decker                                        437                 17,187
Leggett & Platt                                     1,055                 24,813
Maytag                                                409                 12,569
Stanley Works                                         459                 19,228
Whirlpool                                             358                 23,635
Total                                                                     97,432

Health care (12.5%)
Abbott Laboratories                                 8,333                414,150
Allergan                                              708                 51,153
American Home Products                              7,072                396,032
Amgen                                               5,613(b)             360,916
Applera-Applied
  Biosystem Group                                   1,136                 28,411
Bard (CR)                                             272                 15,735
Bausch & Lomb                                         288                 10,475
Baxter Intl                                         3,187                164,449
Becton, Dickinson & Co                              1,386                 49,799
Biogen                                                800(b)              48,288
Biomet                                              1,444                 39,898
Boston Scientific                                   2,160(b)              41,256
Bristol-Myers Squibb                               10,456                587,000
Chiron                                              1,022(b)              47,646
Forest Laboratories                                   948(b)              69,213
Guidant                                             1,652(b)              59,670
Johnson & Johnson                                  16,291                858,698
King Pharmaceuticals                                1,230(b)              53,198
Lilly (Eli)                                         6,047                469,429
MedImmune                                           1,145(b)              45,972
Medtronic                                           6,503                296,147
Merck & Co                                         12,337                803,138
Pfizer                                             33,963              1,301,122
Pharmacia                                           6,999                277,160
Schering-Plough                                     7,871                300,121
St. Jude Medical                                      461(b)              31,717
Stryker                                             1,055                 57,846
Watson Pharmaceuticals                                569(b)              31,921
Zimmer Holdings                                     1,045(b)              28,424
Total                                                                  6,938,984

Health care services (1.4%)
Aetna                                                 766(b)              22,903
AmerisourceBergen                                     553(b)              35,635
Cardinal Health                                     2,399                174,983
HCA                                                 2,892                132,280
HEALTHSOUTH                                         2,096(b)              37,896
Humana                                                914(b)              10,968
IMS Health                                          1,585                 42,193
Manor Care                                            553(b)              15,556
McKesson HBOC                                       1,532                 60,131
Quintiles Transnational                               627(b)              10,979
Tenet Healthcare                                    1,745(b)              96,708
UnitedHealth Group                                  1,707                116,178
Wellpoint Health Networks                             341(b)              36,310
Total                                                                    792,720

Household products (2.5%)
Alberto-Culver Cl B                                   304                 13,093
Avon Products                                       1,277                 58,908
Clorox                                              1,272                 47,382
Colgate-Palmolive                                   3,019                163,479
Gillette                                            5,674                173,908
Intl Flavors/Fragrances                               515                 15,527
Kimberly-Clark                                      2,864                177,711
Newell Rubbermaid                                   1,434                 32,839
Procter & Gamble                                    6,968                516,677
Tupperware                                            311                  7,349
Unilever                                            3,075(c)             187,852
Total                                                                  1,394,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
123   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Industrial equipment & services (0.8%)
Caterpillar                                         1,847                $92,350
Cintas                                                909                 42,323
Cooper Inds                                           503                 28,243
Deere & Co                                          1,263                 54,524
Fluor                                                 426                 19,311
Illinois Tool Works                                 1,636                102,266
Ingersoll-Rand                                        901                 36,554
Parker-Hannifin                                       628                 27,632
Thermo Electron                                       975(b)              21,128
Total                                                                    424,331

Insurance (4.3%)
AFLAC                                               2,829                 77,854
Allstate                                            3,898                132,259
Ambac Financial Group                                 569                 33,685
American Intl Group                                14,096              1,102,277
Aon                                                 1,409                 52,344
Chubb                                                 943                 63,653
CIGNA                                                 806                 72,540
Cincinnati Financial                                  864                 34,560
Conseco                                             1,817(b)              16,680
Hartford Financial
  Services Group                                    1,275                 82,620
Jefferson-Pilot                                       818                 38,053
John Hancock
  Financial Services                                1,658                 66,237
Lincoln Natl                                        1,010                 50,359
Loews                                               1,061                 51,798
Marsh & McLennan                                    1,483                137,771
MBIA                                                  798                 43,100
MetLife                                             4,034                123,037
Progressive Corp                                      397                 51,320
SAFECO                                                687                 20,665
St. Paul Companies                                  1,154                 48,503
Torchmark                                             675                 28,512
UnumProvident                                       1,298                 36,370
XL Capital Cl A                                       676(c)              56,108
Total                                                                  2,420,305

Leisure time & entertainment (1.7%)
Brunswick                                             471                 10,263
Carnival                                            3,146                 98,407
Disney (Walt)                                      11,244                285,935
Harley-Davidson                                     1,627                 79,056
Harrah's Entertainment                                630(b)              18,005
Hasbro                                                927                 16,074
Intl Game Technology                                  398(b)              21,301
Mattel                                              2,318                 41,701
Viacom Cl B                                         9,578(b)             406,107
Total                                                                    976,849

Media (1.6%)
American Greetings Cl A                               341                  4,508
Clear Channel
  Communications                                    3,161(b)             158,903
Comcast Special Cl A                                5,084(b)             186,228
Deluxe                                                380                 12,472
Donnelley (RR) & Sons                                 631                 18,816
Dow Jones                                             464                 25,464
Gannett                                             1,423                 87,742
Interpublic
  Group of Companies                                2,018                 54,647
Knight-Ridder                                         393                 23,816
McGraw-Hill Companies                               1,050                 62,213
Meredith                                              267                  8,691
Moody's                                               847                 29,128
New York Times Cl A                                   856                 36,594
Omnicom Group                                         997                 77,557
TMP Worldwide                                         572(b)              25,654
Tribune                                             1,606                 63,309
Univision
  Communications Cl A                               1,121(b)              33,439
Total                                                                    909,181

Metals (0.8%)
Alcan                                               1,718(c)              62,398
Alcoa                                               4,644                177,029
Allegheny Technologies                                431                  7,974
Avery Dennison                                        593                 30,486
Barrick Gold                                        2,130(c)              34,123
Freeport-McMoRan
  Copper & Gold Cl B                                  774(b)               9,582
Homestake Mining                                    1,416                 11,724
Inco                                                  978(b,c)            16,254
Newmont Mining                                      1,051                 21,798
Nucor                                                 417                 20,266
Phelps Dodge                                          423                 16,666
Placer Dome                                         1,762(c)              19,470
USX-U.S. Steel Group                                  477                  9,488
Worthington Inds                                      459                  6,426
Total                                                                    443,684

Miscellaneous (1.3%)
Convergys                                             919(b)              25,796
Standard & Poor's
  Depositary Receipts                               5,943                678,394
Total                                                                    704,190

Multi-industry conglomerates (6.2%)
Cendant                                             4,583(b)              87,398
Crane                                                 321                  9,017
Danaher                                               767                 42,622
Dover                                               1,093                 39,261
Eastman Kodak                                       1,561                 69,730
Emerson Electric                                    2,305                123,548
General Electric                                   53,439              2,189,929
Grainger (WW)                                         510                 21,578
ITT Inds                                              472                 21,311
Minnesota Mining & Mfg                              2,130                221,733
Natl Service Inds                                     221                  5,216
Robert Half Intl                                      943(b)              23,471
Textron                                               759                 39,764
Tyco Intl                                          10,419(c)             541,267
Xerox                                               3,735                 34,362
Total                                                                  3,470,207

Paper & packaging (0.4%)
Ball                                                  148                  7,792
Bemis                                                 284                 12,428
Boise Cascade                                         308                 11,304
Intl Paper                                          2,599                104,271
Mead                                                  533                 17,717
Pactiv                                                853(b)              13,546
Sealed Air                                            450(b)              18,081
Westvaco                                              542                 16,504
Willamette Inds                                       590                 28,615
Total                                                                    230,258

Real estate investment trust (0.1%)
Starwood Hotels &
  Resorts Worldwide                                 1,069                 36,186

Restaurants & lodging (0.7%)
Darden Restaurants                                    635                 18,174
Hilton Hotels                                       1,984                 25,217
Marriott Intl Cl A                                  1,312                 57,531
McDonald's                                          6,958                208,949
Starbucks                                           2,045(b)              34,499
Tricon Global Restaurants                             790(b)              33,670
Wendy's Intl                                          611                 17,346
Total                                                                    395,386

Retail (6.5%)
Albertson's                                         2,179                 76,243
AutoZone                                              602(b)              27,812
Bed Bath & Beyond                                   1,553(b)              44,804
Best Buy                                            1,127(b)              66,470
Big Lots                                              609(b)               6,455
Circuit City Stores-Circuit
  City Group                                        1,119                 18,687
Costco Wholesale                                    2,421(b)              90,570
CVS                                                 2,116                 76,409
Dillard's Cl A                                        457                  8,180
Dollar General                                      1,778                 30,671
Family Dollar Stores                                  923                 27,690
Federated Dept Stores                               1,063(b)              38,598
Gap                                                 4,624                 90,862
Home Depot                                         12,555                576,902
K mart                                              2,635(b)              26,455
Kohl's                                              1,792(b)              99,456
Kroger                                              4,362(b)             116,116
Limited                                             2,294                 32,345
Lowe's Companies                                    4,138                153,934
May Dept Stores                                     1,608                 54,109
Nordstrom                                             719                 14,416
Office Depot                                        1,600(b)              22,240
Penney (JC)                                         1,415                 33,960
RadioShack                                            997                 23,330
Safeway                                             2,719(b)             122,654
Sears, Roebuck                                      1,768                 75,582
Staples                                             2,455(b)              36,948
Target                                              4,837                167,602
Tiffany                                               785                 24,453
TJX Companies                                       1,508                 52,931
Toys "R" Us                                         1,062(b)              25,414
Wal-Mart Stores                                    24,054              1,155,795
Walgreen                                            5,477                188,135
Winn-Dixie Stores                                     755                 16,950
Total                                                                  3,623,178

Textiles & apparel (0.2%)
Liz Claiborne                                         282                 14,791
Nike Cl B                                           1,459                 72,951
Reebok Intl                                           314(b)               8,443
VF                                                    602                 20,811
Total                                                                    116,996

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
124   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                             Shares               Value(a)

Transportation (0.5%)
Burlington Northern Santa Fe                        2,108                $57,148
CSX                                                 1,148                 40,570
FedEx                                               1,652(b)              69,549
Norfolk Southern                                    2,069                 38,525
Ryder System                                          324                  7,319
Union Pacific                                       1,334                 71,063
Total                                                                    284,174

Utilities -- electric (2.6%)
AES                                                 2,863(b)              94,823
Allegheny Energy                                      671                 29,578
Ameren                                                738                 30,443
American Electric Power                             1,733                 79,319
Calpine                                             1,607(b)              53,063
Cinergy                                               855                 27,531
Citizens Communications                             1,535(b)              16,501
CMS Energy                                            710                 16,657
Consolidated Edison                                 1,141                 46,667
Constellation Energy Group                            881                 26,448
Dominion Resources                                  1,331                 83,786
DTE Energy                                            887                 38,398
Duke Energy                                         4,153                163,253
Edison Intl                                         1,752                 23,845
Entergy                                             1,187                 45,723
Exelon                                              1,725                 94,185
FPL Group                                             946                 51,415
GPU                                                   642                 24,512
Niagara Mohawk Holdings                               862(b)              15,033
NiSource                                            1,111                 28,008
PG&E                                                2,083                 34,161
Pinnacle West Capital                                 455                 20,298
PPL                                                   785                 34,030
Progress Energy                                     1,168                 48,694
Public Service Enterprise Group                     1,119                 51,810
Reliant Energy                                      1,600                 48,096
Sempra Energy                                       1,108                 30,016
Southern Co                                         3,686                 85,405
TXU                                                 1,382                 65,617
Xcel Energy                                         1,846                 50,580
Total                                                                  1,457,895

Utilities -- gas (0.9%)
Dynegy Cl A                                         1,754                 73,966
El Paso                                             2,740                133,137
Enron                                               4,014                140,450
KeySpan                                               738                 23,837
Kinder Morgan                                         616                 34,250
NICOR                                                 244                  9,457
Peoples Energy                                        190                  7,467
Williams Companies                                  2,766                 90,033
Total                                                                    512,597

Utilities -- telephone (5.4%)
ALLTEL                                              1,684                 97,672
AT&T                                               18,563                353,440
BellSouth                                          10,083                376,096
CenturyTel                                            758                 26,568
Global Crossing                                     4,769(b,c)            20,173
Nextel Communications Cl A                          4,116(b)              49,721
Qwest Communications Intl                           8,938                192,167
SBC Communications                                 18,120                741,289
Sprint (FON Group)                                  4,768                111,285
Sprint (PCS Group)                                  5,041(b)             125,924
Verizon Communications                             14,551                727,550
WorldCom                                           15,538(b)             199,819
Total                                                                  3,021,704

Total common stocks
(Cost: $65,609,814)                                                  $55,903,883

Total investments in securities
(Cost: $65,609,814)(d)                                               $55,903,883

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 3.04% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $65,672,981 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $  1,821,002
     Unrealized depreciation                                     (11,590,100)
                                                                 -----------
     Net unrealized depreciation                                $ (9,769,098)
                                                                ------------

--------------------------------------------------------------------------------
125   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Small Cap Advantage Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (94.2%)
Issuer                                             Shares               Value(a)

Aerospace & defense (1.0%)
Aeroflex                                           17,174(b)            $151,990
Alliant Techsystems                                 2,000(b)             208,100
BE Aerospace                                        1,700(b)              29,580
Precision Castparts                                 2,900                 99,586
Total                                                                    489,256

Airlines (0.5%)
AirTran Holdings                                    5,500(b)              35,915
Atlantic Coast Airlines
  Holdings                                          5,500(b)             139,150
Frontier Airlines                                   5,200(b)              64,896
Total                                                                    239,961

Automotive & related (1.4%)
American Axle & Mfg Holdings                        9,500(b)             179,075
BorgWarner                                          2,300                117,530
Dollar Thrifty
  Automotive Group                                 10,400(b)             182,000
Dura Automotive Systems Cl A                        6,400(b)              89,600
Lear                                                2,700(b)              97,848
Total                                                                    666,053

Banks and savings & loans (7.1%)
BankUnited Financial Cl A                             750(b)               9,495
Boston Private Financial
  Holdings                                          6,400                136,960
Coastal Bancorp                                     1,730                 62,107
Community First Bankshares                          6,900                168,015
Dime Community Bancshares                           3,650                 99,390
Downey Financial                                    3,100                148,025
East West Bancorp                                   6,600                155,826
First BanCorp                                       5,600                155,960
First Essex Bancorp                                 1,410                 35,955
First Midwest Bancorp                               4,069                136,474
First Source                                        2,640                 60,905
FirstFed Financial                                  4,300(b)             124,700
Flagstar Bancorp                                    3,700                 81,326
Fulton Financial                                    2,800                 60,508
Greater Bay Bancorp                                 5,900                156,586
Independent Bank                                    4,600                132,204
Irwin Financial                                     9,850                211,774
Local Financial                                     3,700(b)              51,911
MAF Bancorp                                         4,100                126,936
Mississippi Valley Bancshares                       2,800                101,920
Provident Bankshares                                5,765                120,316
R & G Financial Cl B                                8,450(c)             146,101
Republic Bancorp                                    9,100                128,765
Sandy Spring Bancorp                                2,210                 77,571
Seacoast Banking of Florida                           920                 37,518
Silicon Valley Bancshares                           6,067(b)             135,658
Southwest Bancorp of Texas                          4,400(b)             140,976
St. Francis Capital                                 1,210                 25,567
Staten Island Bancorp                               3,800                105,640
Sterling Bancorp                                    4,900                146,755
Sterling Bancshares                                 7,200                158,472
WesBanco                                            2,900                 70,470
Total                                                                  3,510,786

Beverages & tobacco (0.7%)
Constellation Brands                                3,930(b)             166,436
DIMON                                               9,100                 67,340
Standard Commercial                                 6,700                124,620
Total                                                                    358,396

Building materials & construction (2.9%)
Dal-Tile Intl                                      15,200(b)             262,960
EMCOR Group                                         4,000(b)             155,960
Encore Wire                                         6,820(b)              94,252
Insituform Technologies Cl A                        4,800(b)             138,768
Louisiana-Pacific                                   7,900                 83,898
M.D.C. Holdings                                     1,700                 51,850
NVR                                                 1,000(b)             161,000
Pulte Homes                                         2,300                 87,055
Ryland Group                                        3,500                188,300
Schuler Homes Cl A                                 13,000(b)             181,350
Total                                                                  1,405,393

Chemicals (3.0%)
Airgas                                             10,600(b)             148,930
Cambrex                                             4,900                219,373
Cytec Inds                                          7,100(b)             234,442
Georgia Gulf                                        8,000                132,960
OM Group                                            3,900                253,929
Stericycle                                          2,000(b)              96,340
Waste Connections                                   6,350(b)             204,978
Wellman                                            11,100                166,500
Total                                                                  1,457,452

Communications equipment & services (2.9%)
AirGate PCS                                         2,640(b)             155,602
Arris Group                                        11,300(b)              81,812
Commonwealth
  Telephone Enterprises                             3,600(b)             149,400
General Communication Cl A                         10,550(b)             114,046
Leap Wireless Intl                                  4,910(b)              89,460
Plantronics                                         6,090(b)             121,191
Powerwave Technologies                             11,000(b)             160,599
Proxim                                             14,160(b)             160,433
REMEC                                              14,425(b)             141,221
UbiquiTel                                          14,600(b)             143,080
US Unwired Cl A                                     9,000(b)             100,890
WJ Communications                                   7,650(b)              25,245
Total                                                                  1,442,979

Computer software & services (0.3%)
Edwards (JD) & Co                                  12,000(b)             104,400
Manugistics Group                                   4,400(b)              51,524
Portal Software                                     5,100(b)               9,486
Total                                                                    165,410

Computers & office equipment (5.9%)
Actuate                                            14,900(b)             102,810
Advent Software                                     1,800(b)              95,598
BARRA                                               3,050(b)             148,535
BISYS Group                                         1,900(b)             110,010
Black Box                                           2,400(b)             112,344
Cognizant Technology Solutions                      4,100(b)             173,389
Concurrent Computer                                 3,000(b)              33,000
Engineered Support Systems                          1,700                 56,117
FactSet Research Systems                            3,700                 93,795
Henry (Jack) & Associates                           4,798                122,829
HNC Software                                        5,700(b)             120,327
IKON Office Solutions                              27,200                203,999
Inrange Technologies Cl B                           5,800(b)              48,720
Intermagnetics General                              3,774(b)             113,937
Interwoven                                         10,000(b)              81,500
Iomega                                             22,400(b)              30,688
M-Systems Flash Disk Pioneers                       7,000(b,c)            42,630
Manhattan Associates                                5,350(b)             121,178
Mentor Graphics                                     6,300(b)             103,950
Mercury Computer Systems                            4,700(b)             127,840
Merix                                               6,400(b)             123,264
Netegrity                                           6,050(b)             107,085
Planar Systems                                      3,500(b)              92,750
RSA Security                                        6,303(b)             121,270
SERENA Software                                     5,380(b)              62,946
Stellent                                            3,644(b)              79,439
THQ                                                 2,000(b)             106,300
Varian                                              5,400(b)             160,326
Total                                                                  2,896,576

Electronics (8.8%)
Actel                                               5,200(b)             117,260
Alpha Inds                                          7,440(b)             236,293
Amphenol Cl A                                       2,400(b)              97,032
Anixter Intl                                        5,500(b)             171,215
Axcelis Technologies                               11,300(b)             157,635
AXT                                                 5,500(b)             100,375
Brooks Automation                                   2,640(b)             114,444
Cirrus Logic                                        3,900(b)              55,146
DDi                                                 5,990(b)              83,920
Elantec Semiconductor                               2,850(b)             108,300
Electro Scientific Inds                             5,300(b)             148,400
Entegris                                           11,750(b)             141,000
Esterline Technologies                              5,050(b)             101,253
Exar                                                7,250(b)             146,813
Harman Intl Inds                                    4,338                178,292
Helix Technology                                    4,000                 92,000
KEMET                                               8,000(b)             145,600
Microtune                                           3,470(b)              57,637
Moog Cl A                                           3,200(b)             114,560
Nanometrics                                         4,500(b)             127,170
Newport                                             2,750                 49,830
Oak Technology                                     13,800(b)             136,206
Park Electrochemical                                4,500                112,725
Photon Dynamics                                     2,600(b)              93,496
Photronics                                          6,500(b)             155,090
Pixelworks                                          1,860(b)              27,751
Plexus                                              2,980(b)             103,764
Rudolph Technologies                                2,700(b)              97,200
SBS Technologies                                    6,500(b)              84,175
Technitrol                                          3,290                 83,829

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
126   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                             Shares               Value(a)

Electronics (cont.)
Therma-Wave                                         6,400(b)            $105,792
Three-Five Systems                                  8,000(b)             152,000
TriQuint Semiconductor                              8,200(b)             173,840
Varian Medical Systems                              2,704(b)             178,463
Varian Semiconductor
  Equipment Associates                              3,200(b)             110,080
Veeco Instruments                                   4,000(b)             116,960
Total                                                                  4,275,546

Energy (1.6%)
Brown (Tom)                                         4,100(b)              97,580
Chesapeake Energy                                  29,300(b)             174,628
Pogo Producing                                      3,100                 74,059
Swift Energy                                        4,400(b)             102,124
Vintage Petroleum                                   9,300                166,005
XTO Energy                                         13,100                184,710
Total                                                                    799,106

Energy equipment & services (1.2%)
Grey Wolf                                          12,400(b)              29,884
Headwaters                                          3,400(b)              33,626
Lone Star Technologies                              3,200(b)              67,808
Louis Dreyfus Natural Gas                           3,200(b)             106,400
Patterson-UTI Energy                               11,000(b)             154,550
Pride Intl                                          8,899(b)             116,577
Remington Oil & Gas                                 6,390(b)              95,467
Total                                                                    604,312

Financial services (2.9%)
Affiliated Managers Group                           3,400(b)             241,060
Catellus Development                                9,800(b)             180,320
Doral Financial                                     4,500                148,320
Federal Agricultural Mtge Cl C                      3,030(b)             104,565
Jefferies Group                                     4,600                153,180
Metris Companies                                    5,500                149,600
Raymond James Financial                             9,000                254,880
W.P. Stewart                                        7,100(c)             177,500
Total                                                                  1,409,425

Food (1.9%)
Fresh Del Monte Produce                            12,670(b)             188,150
Green Mountain Coffee                               2,200(b)              64,812
Nash Finch                                          3,200                112,640
Performance Food Group                              6,050(b)             204,247
Smithfield Foods                                    3,179(b)             140,671
Spartan Stores                                      8,300(b)              97,359
Suiza Foods                                         2,600(b)             150,748
Total                                                                    958,627

Furniture & appliances (0.4%)
Ethan Allen Interiors                               5,300                187,090

Health care (8.3%)
Albany Molecular Research                           6,600(b)             171,732
ArthoCare                                           3,700(b)             110,630
Cell Therapeutics                                   6,800(b)             206,176
Cephalon                                            1,800(b)             106,596
Coherent                                            4,021(b)             142,343
Cooper Companies                                    4,100                209,141
Diagnostic Products                                 7,500                294,375
Enzon                                               1,570(b)             100,229
ESC Medical Systems                                 7,240(b,c)           209,670
First Horizon Pharmaceutical                        6,300(b)             227,367
ILEX Oncology                                       3,900(b)             116,805
Integra LifeSciences Holdings                       3,400(b)              91,834
Laboratory Corp
  America Holdings                                  1,060(b)              82,574
Mentor                                              6,100                183,000
Myriad Genetics                                     3,100(b)             135,160
Natus Medical                                       4,270(b)              56,791
Neurocrine Biosciences                              3,700(b)             145,521
Noven Pharmaceuticals                               8,200(b)             181,794
NPS Pharmaceuticals                                 4,800(b)             161,376
Pharmacyclics                                       3,800(b)              76,418
Priority Healthcare Cl B                            5,100(b)             128,775
Regeneron Pharmaceuticals                           3,600(b)             108,432
Respironics                                         7,100(b)             237,921
Serologicals                                        5,400(b)             102,869
SRI/Surgical Express                                4,110(b)             160,496
STERIS                                              4,800(b)             103,872
Techne                                              3,464(b)             109,774
Zoll Medical                                        3,600(b)             123,696
Total                                                                  4,085,367

Health care services (6.0%)
AdvancePCS                                          1,500(b)             112,440
AmeriPath                                           6,400(b)             212,672
AmerisourceBergen                                   1,702(b)             109,677
Apria Healthcare Group                              5,300(b)             143,948
ArQule                                              5,300(b)              64,554
Cerner                                              3,750(b)             181,838
Health Net                                          5,700(b)             107,559
LifePoint Hospitals                                 2,150(b)              91,999
Lincare Holdings                                    2,200(b)              62,502
Magellan Health Services                           17,070(b)             226,177
Mid Atlantic Medical Services                       9,900(b)             207,900
Orthodontic Center
   of America                                       4,600(b)             127,190
Owens & Minor                                       6,900                140,070
Patterson Dental                                    3,300(b)             113,157
Pediatrix Medical Group                             4,200(b)             156,870
Province Healthcare                                 5,200(b)             190,840
Stewart Enterprises Cl A                           21,600(b)             162,432
Triad Hospitals                                     2,600(b)              93,990
U.S. Physical Therapy                              10,000(b)             165,000
Universal Health Services Cl B                      4,976(b)             235,364
XOMA                                                5,600(b)              64,176
Total                                                                  2,970,355

Household products (0.6%)
Direct Focus                                        6,000(b)             168,000
Elizabeth Arden                                     4,460(b)              62,663
Valence Technology                                 11,400(b)              47,196
Total                                                                    277,859

Industrial equipment & services (3.2%)
AGCO                                               14,300                168,025
Albany Intl Cl A                                    5,600(b)             118,160
AMETEK                                              3,800                115,938
CoorsTek                                            3,950(b)             128,296
Covanta Energy                                      7,800(b)             124,800
Gardner Denver                                      4,040(b)              91,102
Kennametal                                          4,900                191,100
Manitowoc                                           5,500                157,575
Quixote                                             4,360                115,540
Roper Inds                                          2,200                 90,200
Teleflex                                            1,900                 93,480
Terex                                               8,900(b)             197,224
Total                                                                  1,591,440

Insurance (3.4%)
Commerce Group                                      4,600                172,040
Fidelity Natl Financial                             8,305                201,313
First American                                      4,700                 86,010
HCC Insurance Holdings                              5,000                126,100
Hilb, Rogal & Hamilton                              2,900                123,830
IPC Holdings                                        2,980(c)              71,788
RenaissanceRe Holdings                              3,250(c)             231,888
Scottish Annuity &
  Life Holdings                                     9,250(c)             159,563
StanCorp Financial Group                            6,200                285,199
Triad Guaranty                                      2,500(b)              89,825
Vesta Insurance Group                              11,500                134,205
Total                                                                  1,681,761

Leisure time & entertainment (2.4%)
Activision                                          1,900(b)              70,395
Anchor Gaming                                       3,000(b)             160,350
Aztar                                               8,564(b)             138,223
GTECH Holdings                                      4,600(b)             151,708
Handleman                                          16,350(b)             252,771
ResortQuest Intl                                    8,400(b)              65,520
Shuffle Master                                      6,600(b)             110,880
Topps                                              20,110(b)             231,265
Total                                                                  1,181,112

Media (3.0%)
4 Kids Entertainment                                7,700(b)             215,600
ADVO                                                3,200(b)             116,480
Consolidated Graphics                               5,000(b)             105,750
Donnelley (RH)                                      9,800(b)             294,000
Harland (John H)                                    6,800                158,100
Insight Communications                              5,500(b)             125,345
Journal Register                                    8,600(b)             152,048
Price Communications                                8,200(b)             147,436
Scholastic                                          2,504(b)              97,481
Zomax                                              12,200(b)              78,696
Total                                                                  1,490,936

Metals (1.8%)
AK Steel Holdings                                  10,000                130,200
Carpenter Technology                                5,000                144,900
Reliance Steel & Aluminum                           8,600                232,200
RTI Intl Metals                                     9,150(b)             102,023
Shaw Group                                          3,000(b)              82,050
Stillwater Mining                                   5,200(b)             136,240
Worthington Inds                                    5,900                 82,600
Total                                                                    910,213

Miscellaneous (1.8%)
Cell Genesys                                        7,100(b)             135,255
Charlotte Russe Holding                             1,400(b)              27,552
JAKKS Pacific                                       5,500(b)              96,525
Key Energy Services                                11,400(b)             105,792
Learning Tree Intl                                  3,300(b)              78,804
PolyMedica                                          3,000(b)              37,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
127   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                             Shares               Value(a)

Miscellaneous (cont.)
Retek                                               3,870(b)            $108,283
Rightchoice Managed Care                            3,000(b)             138,570
UCBH Holdings                                       5,200                142,012
Total                                                                    870,743

Multi-industry conglomerates (2.8%)
Argosy Gaming                                       2,900(b)              86,217
Corinthian Colleges                                 5,100(b)             200,685
Electronics for Imaging                             5,100(b)             104,346
Gladstone Capital                                   4,100(b)              70,930
Global Payments                                     3,100                110,205
Griffon                                            10,714(b)             117,318
Lancaster Colony                                    1,800                 58,500
Mettler-Toledo Intl                                 3,400(b)             155,618
Modis Professional Services                        22,100(b)             137,241
Stewart & Stevenson Services                        6,150                168,879
YORK Intl                                           4,800                182,400
Total                                                                  1,392,339

Paper & packaging (1.2%)
AEP Inds                                              750(b)              20,250
Ball                                                4,600                242,190
Glatfelter (PH)                                     3,200                 51,008
Ivex Packaging                                      7,750(b)             141,438
Packaging Corp of America                           5,400(b)              99,252
Wausau-Mosinee Paper                                3,800                 47,728
Total                                                                    601,866

Real estate investment trust (3.4%)
Arden Realty                                        7,100                188,860
BRE Properties Cl A                                 4,400                138,380
Camden Property Trust                               4,200                158,970
Developers Diversified Realty                       5,600                104,720
Essex Property Trust                                2,800                145,880
Gables Residential Trust                            5,100                155,805
Pan Pacific Retail Properties                       4,400                115,456
Reckson Associates Realty                           3,800                 87,020
SL Green Realty                                     5,100                149,430
Smith (Charles E)
  Residential Realty                                4,000                212,120
United Dominion Realty Trust                       13,600                197,200
Total                                                                  1,653,841

Restaurants & lodging (1.2%)
Cheesecake Factory (The)                            4,123(b)             125,339
P.F. Chang's China Bistro                           3,400(b)             151,300
Panera Bread Cl A                                   4,500(b)             169,200
RARE Hospitality Intl                               7,700(b)             160,237
Total                                                                    606,076

Retail (5.3%)
American Eagle Outfitters                           2,850(b)              73,388
AnnTaylor Stores                                    3,900(b)             130,650
Barnes & Noble                                      2,700(b)             109,269
Borders Group                                       5,000(b)             116,300
Checkpoint Systems                                  2,800(b)              34,580
Christopher & Banks                                 2,950(b)              84,282
Circuit City Stores-CarMax
  Group                                             7,600(b)             113,088
Deb Shops                                           4,700                106,173
Dillard's Cl A                                      9,500                170,050
Gart Sports                                         7,300(b)             113,880
NBTY                                                6,100(b)             105,286
Pathmark Stores                                     7,740(b)             187,695
Phillips-Van Heusen                                17,350                256,259
Pier 1 Imports                                     13,600                165,240
Reade (Duane)                                       4,410(b)             156,114
Rent-A-Center                                       3,000(b)              81,000
ShopKo Stores                                      11,900(b)             107,933
Tweeter Home Entertainment
  Group                                             3,000(b)              76,860
United Retail Group                                 2,000(b)              17,000
Venator Group                                       5,800(b)             104,110
Wet Seal Cl A                                       3,600(b)              71,964
Zale                                                7,435(b)             246,098
Total                                                                  2,627,219

Textiles & apparel (1.8%)
Chico's FAS                                         4,950(b)             187,110
Columbia Sportswear                                 2,550(b)              83,283
Genesco                                             3,200(b)              73,600
Hot Topic                                           3,700(b)             123,025
Maxwell Shoe Cl A                                   7,600(b)             121,216
Polo Ralph Lauren Cl A                              3,800(b)              90,136
Tommy Hilfiger                                      9,600(b)             123,840
Unifi                                              10,900(b)             106,929
Total                                                                    909,139

Transportation (1.5%)
Airborne                                            9,700                131,532
Arkansas Best                                       4,650(b)             123,551
Forward Air                                         6,100(b)             170,738
Landstar System                                     2,191(b)             162,726
Yellow Corp                                         5,590(b)             148,750
Total                                                                    737,297

Utilities -- electric (2.1%)
Allete                                              4,300                112,488
Cleco                                               9,500                207,099
El Paso Electric                                   12,465(b)             185,729
Kansas City Power & Light                           3,200                 80,256
Public Service Co of
  New Mexico                                        6,700                190,280
UIL Holdings                                        2,876                141,787
Unisource Energy                                    6,200                102,920
Total                                                                  1,020,559

Utilities -- gas (1.8%)
Energen                                             8,100                205,740
New Jersey Resources                                2,800                126,000
ONEOK                                              10,700                173,340
UGI                                                 7,900                221,200
Western Gas Resources                               5,100                156,825
Williams Companies                                     --                     13
Total                                                                    883,118

Total common stocks
(Cost: $47,896,093)                                                  $46,357,608

Other (--%)
Issuer                                             Shares               Value(a)

Elan
  Rights                                            2,700(b,c)              $513
Total other

(Cost: $--)                                                                 $513

Short-term securities (6.3%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nt
   09-21-01                        3.56%            $500,000            $498,929
Federal Home Loan Mtge Corp Disc Nt
   09-04-01                        3.65              600,000             599,757
Federal Natl Mtge Assn Disc Nts
   09-18-01                        3.49              700,000             698,782
   09-19-01                        3.50              400,000             399,263
   10-04-01                        3.46              300,000             299,023
Total                                                                  2,495,754

Commercial paper (1.2%)
Gillette
   11-20-01                        3.39              600,000(d)          595,275

Total short-term securities
(Cost: $3,091,553)                                                    $3,091,029

Total investments in securities
(Cost: $50,987,646)(e)                                               $49,449,150

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 2.11% of net assets
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $51,802,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 3,267,461
     Unrealized depreciation                                      (5,620,687)
                                                                  ----------
     Net unrealized depreciation                                 $(2,353,226)
                                                                 -----------

--------------------------------------------------------------------------------
128   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Stock Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (90.9%)
Issuer                                             Shares               Value(a)

Aerospace & defense (2.6%)
Goodrich                                              250                 $8,013
Lockheed Martin                                       400                 15,944
United Technologies                                   400                 27,360
Total                                                                     51,317

Airlines (0.5%)
Southwest Airlines                                    600                 10,734

Banks and savings & loans (3.9%)
Bank of America                                       613                 37,700
FleetBoston Financial                                 558                 20,551
U.S. Bancorp                                          800                 19,392
Total                                                                     77,643

Beverages & tobacco (2.6%)
Anheuser-Busch                                        669                 28,793
Coca-Cola                                             450                 21,902
Total                                                                     50,695

Chemicals (1.6%)
Dow Chemical                                          502                 17,600
Waste Management                                      450                 13,919
Total                                                                     31,519

Communications equipment & services (0.5%)
Motorola                                              558                  9,709

Computer software & services (4.2%)
Electronic Arts                                       350(b)              20,199
Microsoft                                           1,100(b)              62,755
Total                                                                     82,954

Computers & office equipment (4.0%)
AOL Time Warner                                       750(b)              28,013
First Data                                            450                 29,632
Intl Business Machines                                223                 22,300
Total                                                                     79,945

Electronics (4.2%)
Analog Devices                                        223(b)              10,655
Applied Materials                                     614(b)              26,457
Intel                                                 700                 19,572
PMC-Sierra                                            300(b)               9,225
Texas Instruments                                     502                 16,616
Total                                                                     82,525

Energy (5.2%)
Chevron                                               300                 27,225
Conoco Cl A                                           950                 28,167
Exxon Mobil                                           670                 26,901
Kerr-McGee                                            350                 20,444
Total                                                                    102,737

Energy equipment & services (3.1%)
Halliburton                                           750                 20,895
Schlumberger                                          400                 19,600
Transocean Sedco Forex                                350                 10,115
Weatherford Intl                                      300(b)               9,981
Total                                                                     60,591

Financial services (4.7%)
Citigroup                                             670                 30,653
Fannie Mae                                            502                 38,257
MGIC Investment                                       350                 24,465
Total                                                                     93,375

Food (3.9%)
ConAgra Foods                                       1,250                 28,688
Heinz (HJ)                                            400                 18,072
Kellogg                                               558                 17,850
Kraft Foods Cl A                                      400(b)              12,900
Total                                                                     77,510

Health care (8.4%)
American Home Products                                558                 31,248
Amgen                                                 167(b)              10,738
Baxter Intl                                           800                 41,279
Medtronic                                             558                 25,411
Merck & Co                                            167                 10,872
Pfizer                                                750                 28,733
Pharmacia                                             502                 19,879
Total                                                                    168,160

Health care services (0.7%)
HCA                                                   300                 13,722

Household products (2.4%)
Colgate-Palmolive                                     474                 25,667
Procter & Gamble                                      300                 22,245
Total                                                                     47,912

Industrial equipment & services (3.2%)
Caterpillar                                           800                 40,000
Fluor                                                 502                 22,756
Total                                                                     62,756

Insurance (2.8%)
Allstate                                              558                 18,933
American Intl Group                                   300                 23,460
St. Paul Companies                                    300                 12,609
Total                                                                     55,002

Leisure time & entertainment (1.7%)
Mattel                                                850                 15,292
Viacom Cl B                                           450(b)              19,080
Total                                                                     34,372

Media (6.6%)
Comcast Cl A                                          670(b)              24,542
Cox Communications Cl A                               558(b)              22,186
McGraw-Hill Companies                                 750                 44,437
USA Networks                                        1,800(b)              41,688
Total                                                                    132,853

Metals (3.3%)
Alcan                                                 850(c)              30,872
Alcoa                                                 900                 34,308
Total                                                                     65,180

Multi-industry conglomerates (6.1%)
General Electric                                    1,350                 55,322
Minnesota Mining & Mfg                                350                 36,435
Textron                                               558                 29,234
Total                                                                    120,991

Paper & packaging (1.1%)
Intl Paper                                            558                 22,387

Retail (4.1%)
Federated Dept Stores                                 450(b)              16,340
Home Depot                                            419                 19,253
Wal-Mart Stores                                       614                 29,502
Walgreen                                              450                 15,458
Total                                                                     80,553

Transportation (1.1%)
Union Pacific                                         400                 21,308

Utilities -- electric (6.1%)
Allegheny Energy                                      350                 15,428
Dominion Resources                                    400                 25,179
DTE Energy                                            558                 24,155
Duke Energy                                           350                 13,759
Exelon                                                363                 19,820
Xcel Energy                                           850                 23,290
Total                                                                    121,631

Utilities -- gas (0.6%)
Kinder Morgan                                         223                 12,399

Utilities -- telephone (1.7%)
Verizon Communications                                670                 33,500

Total common stocks
(Cost: $1,893,749)                                                    $1,803,980

Total investments in securities
(Cost: $1,893,749)(d)                                                 $1,803,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
129   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Stock Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 1.56% of net assets.
(d) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $1,893,751 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $  13,714
     Unrealized depreciation                                         (103,485)
                                                                     --------
     Net unrealized depreciation                                    $ (89,771)
                                                                    ---------

-------------------------------------------------------------------------------
130   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Strategy Aggressive Fund
Aug. 31, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (88.6%)
Issuer                                             Shares               Value(a)

Airlines (0.5%)
Northwest Airlines Cl A                           425,000(b)          $8,959,000

Banks and savings & loans (4.5%)
Alliance Data Systems                             450,600(b)           6,871,650
Southtrust                                        401,800              9,787,848
TCF Financial                                     844,600             38,344,840
Zions Bancorp                                     477,000             27,313,020
Total                                                                 82,317,358

Building materials & construction (0.7%)
Martin Marietta Materials                         306,500             12,106,750

Communications equipment & services (2.6%)
Amdocs                                            266,000(b,c)        10,187,800
Brocade Communications
  Systems                                         477,000(b)          11,471,850
Equinix                                           975,200(b)             678,522
RF Micro Devices                                  400,800(b)          10,204,368
SignalSoft                                      1,182,432(b,f)         4,365,676
Sonus Networks                                    270,800(b)           3,999,716
Tellium                                           200,000(b,e)         1,950,000
WebMD                                             876,100(b)           4,292,890
Total                                                                 47,150,822

Computer software & services (6.1%)
BMC Software                                      968,200(b)          15,491,200
Electronic Arts                                   299,200(b)          17,266,832
Intuit                                            265,500(b)          10,030,590
Micromuse                                         860,000(b)          10,182,400
Peregrine Systems                                 834,800(b)          21,855,064
Sungard Data Systems                              671,400(b)          15,878,610
VeriSign                                          471,600(b,e)        19,359,180
Total                                                                110,063,876

Computers & office equipment (7.9%)
BISYS Group                                       109,100(b)           6,316,890
Certegy                                            73,300(b)           2,518,588
CSG Systems Intl                                  204,900(b)           9,404,910
DST Systems                                       413,500(b)          19,785,975
Embarcadero Technologies                          286,700(b)           3,795,908
Emulex                                            397,000(b)           6,316,270
Equifax                                           257,700              6,707,931
Fiserv                                            421,800(b)          22,848,906
Juniper Networks                                  911,900(b)          12,766,600
Mercury Interactive                               422,200(b)          11,403,622
NVIDIA                                            191,800(b)          16,247,378
Rational Software                                 747,100(b)          10,728,356
Riverstone Networks                                51,700(b)             490,116
Synopsys                                          315,700(b)          14,566,398
Total                                                                143,897,848

Electronics (7.3%)
Altera                                            107,500(b)           3,053,000
Celestica                                         419,200(b,c)        15,258,880
Conexant Systems                                  352,400(b)           4,197,084
Foundry Networks                                  512,900(b)           5,616,255
Integrated Circuit Systems                        345,000(b)           6,365,250
Jabil Circuit                                     321,000(b)           7,418,310
Micrel                                            417,400(b)          12,880,964
Pericom Semiconductor                             559,000(b)           9,435,920
PMC-Sierra                                        482,400(b)          14,833,800
Teradyne                                          432,200(b)          14,167,516
TriQuint Semiconductor                            568,800(b)          12,058,560
Waters                                            373,100(b)          12,360,803
Xilinx                                            363,300(b)          14,183,232
Total                                                                131,829,574

Energy (2.1%)
Apache                                            280,200             13,149,786
Murphy Oil                                         58,900              4,446,950
Newfield Exploration                              452,500(b)          14,914,400
Stone Energy                                      141,200(b)           5,365,600
Total                                                                 37,876,736

Energy equipment & services (3.0%)
BJ Services                                       322,000(b)           7,222,460
Ensco Intl                                      1,023,200             18,663,168
Global Marine                                     875,000(b)          12,600,000
Weatherford Intl                                  497,000(b)          16,535,190
Total                                                                 55,020,818

Financial services (3.3%)
AmeriCredit                                       250,000(b)          11,540,000
Instinet Group                                    386,600(b)           4,565,746
Lehman Brothers Holdings                          160,200             10,517,130
Metris Companies                                  913,300             24,841,760
Radian Group                                      227,300              9,117,003
Total                                                                 60,581,639

Health care (20.0%)
Alkermes                                          510,400(b)          13,066,240
Allergan                                          139,100             10,049,975
Biogen                                            572,700(b)          34,568,172
Biomet                                            751,000             20,750,130
Boston Scientific                                 492,800(b)           9,412,480
Diversa                                            64,200(b)             780,030
Enzon                                             173,500(b)          11,076,240
Forest Laboratories                               127,500(b)           9,308,775
Genzyme-General Division                          511,900(b)          28,994,016
IDEC Pharmaceuticals                              688,400(b)          40,801,468
Immunex                                           437,200(b)           7,598,536
Invitrogen                                        235,700(b)          16,034,671
King Pharmaceuticals                              448,533(b)          19,399,052
MedImmune                                         780,100(b)          31,321,015
Millennium Pharmaceuticals                        929,700(b)          25,566,750
Protein Design Labs                               265,000(b)          15,579,350
Quest Diagnostics                                 290,400(b)          18,193,560
St. Jude Medical                                  137,700(b)           9,473,760
Stryker                                           420,500             23,056,015
Vertex Pharmaceuticals                            197,200(b)           7,274,708
Watson Pharmaceuticals                            170,000(b)           9,537,000
Total                                                                361,841,943

Health care services (8.8%)
AdvancePCS                                        191,600(b,g)        14,362,336
AmerisourceBergen                                 309,300(b)          19,931,292
Caremark Rx                                       647,100(b)          11,304,837
Cytyc                                             275,200(b)           6,668,096
Express Scripts Cl A                              271,800(b)          14,546,736
First Health Group                                208,500(b)           5,838,000
Health Management
  Associates Cl A                                 456,700(b)           9,111,165
IMS Health                                        561,100             14,936,482
Lincare Holdings                                  492,800(b)          14,000,448
Omnicare                                          266,000              6,362,720
Universal Health
  Services Cl B                                   516,000(b)          24,406,800
Wellpoint Health Networks                         173,300(b)          18,452,984
Total                                                                159,921,896

Insurance (3.9%)
ACE                                               558,700(c)          18,532,079
Everest Re Group                                  466,100(c)          30,249,890
XL Capital Cl A                                   269,600(c)          22,376,800
Total                                                                 71,158,769

Media (4.2%)
Adelphia
  Communications Cl A                             454,400(b,e)        14,336,320
Hispanic Broadcasting                             360,300(b)           7,436,592
Knight-Ridder                                      77,100              4,672,260
Univision
  Communications Cl A                             180,500(b)           5,384,315
USA Networks                                      746,300(b)          17,284,308
Westwood One                                      924,100(b)          26,336,850
Total                                                                 75,450,645

Miscellaneous (1.4%)
Avasta E-Services                                 508,114(b,f)                 1
Convergys                                         356,900(b)          10,018,183
Nasdaq-100 Shares                                 343,600(b,e)        12,586,068
Semiconductor HOLDRs Trust                         66,000(e)           2,892,120
Total                                                                 25,496,372

Multi-industry conglomerates (1.1%)
Danaher                                           344,300             19,132,751

Real estate investment trust (0.8%)
Starwood Hotels &
  Resorts Worldwide                               429,900             14,552,115

Restaurants & lodging (1.0%)
Starbucks                                       1,112,600(b)          18,769,562

Retail (6.5%)
Bed Bath & Beyond                                 658,900(b)          19,009,265
Best Buy                                          495,400(b)          29,218,692
Dollar General                                    669,900             11,555,775
Family Dollar Stores                              593,800             17,814,000
Rite Aid                                        1,761,500(b,e)        13,986,310
Ross Stores                                       287,500              8,423,750
TJX Companies                                     527,000             18,497,700
Total                                                                118,505,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
131   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Issuer                                             Shares               Value(a)

Transportation (0.1%)
C.H. Robinson Worldwide                            79,500             $2,471,655

Utilities -- electric (2.7%)
Aquila                                            468,700(b)          12,209,635
Calpine                                           372,850(b)          12,311,507
NRG Energy                                        538,500(b)           9,908,400
PPL                                               214,300              9,289,905
Reliant Resources                                 267,700(b)           5,268,336
Total                                                                 48,987,783

Utilities -- telephone (0.1%)
WorldCom-MCI Group                                  6,811                 87,794
WorldCom-WorldCom Group                           170,295(b)           2,189,993
Total                                                                  2,277,787

Total common stocks
(Cost: $1,800,189,646)                                            $1,608,371,191

Preferred stocks & other (4.4%)(b,f)
Issuer                                             Shares               Value(a)
Adaytum Software
  Series E                                        637,958             $3,999,996
  Series F                                         53,505                335,476
  Warrants                                         13,376(i)                  --
Agiliti
  Cv Series C                                   1,850,000              1,572,500
Aurgin Systems
  2.46%                                         2,440,000              4,172,400
Avasta
  Series B                                      1,016,226              1,361,743
Bluestream Ventures LP                          9,500,000(d)           9,310,000
Calient Network                                 2,076,124             14,999,996
Covia Technologies
  Series E                                      1,596,148              1,714,263
Dia Dexus
  Cv Series C                                   1,113,979              8,633,337
Equinix
  Cv                                              265,252                193,634
Evoice
  Cv Series D                                   3,317,874              1,520,061
  Cv Series DD                                    167,202                187,467
Fibrogen
  Cv Series E                                   1,559,020              7,000,000
Marketsoft
  Cv                                              762,295              3,720,000
Mars
  Cv Series D                                   2,619,048              2,619,048
  Series G                                      3,332,000              3,332,000
Nobex
  2.50%                                         2,800,000              7,000,000
Paxonet Communications                            921,985              1,299,999
Portera
  Series G                                      1,616,419                840,538
Therox
  Series H                                        921,580              4,239,268
Vcommerce
  Cv Series C                                     884,120              1,069,785
Xbox
  Cv Series B                                     425,258                159,472

Total preferred stocks & other
(Cost: $116,388,720)                                                 $79,280,983

Bonds (0.4%)
Issuer                            Coupon            Principal         Value(a)
                                   rate              amount
Equinix
  Sr Nts
   12-01-07                       13.00           13,800,000           5,899,500
Mars
  Cv
   05-24-02                       12.00              550,000(f)          550,000

Total bonds
(Cost: $14,342,940)                                                   $6,449,500

Options purchased (0.1%)
Issuer                   Contracts     Exercise         Expiration      Value(a)
                                         price             date
Calls
Nasdaq 100                6,700         $45.00          Jan. 2002       $871,000
Nasdaq 100               11,500          50.00          Jan. 2002        661,250
Nasdaq 100                1,200          48.00         Sept. 2001          3,000
Nasdaq 100                2,000          50.00         Sept. 2001          5,000
Rite Aid                  2,700           7.50          Jan. 2002        364,500
Sun
  Microsystems            4,000          22.50          Jan. 2002         70,000

Total options purchased
(Cost: $14,271,703)                                                   $1,974,750

Short-term securities (8.5%)
Issuer                          Annualized           Amount           Value(a)
                               yield on date       payable at
                                of purchase         maturity

U.S. government agencies (6.3%)
Federal Home Loan Bank Disc Nt
   10-26-01                       3.54%          $30,000,000         $29,830,347
Federal Home Loan Mtge Corp Disc Nts
   09-11-01                        3.63           20,000,000          19,977,847
   09-27-01                        3.53            6,000,000           5,984,160
   10-02-01                        3.51            2,200,000           2,193,155
Federal Natl Mtge Assn Disc Nts
   10-04-01                        3.46           12,200,000          12,160,248
   10-04-01                        3.59           43,300,000          43,148,288
   10-11-01                        3.57            1,700,000           1,692,936
Total                                                                114,986,981

Commercial paper (2.2%)
Abbey Natl North America
   09-11-01                        3.65            5,400,000           5,393,796
Barclays U.S. Funding
   09-10-01                        3.58           10,400,000          10,389,658
CXC
   10-11-01                        3.69            1,200,000(h)        1,195,013
Duke Energy
   10-10-01                        3.44            1,100,000           1,095,808
Electronic Data Systems
   11-02-01                        3.57            3,000,000(h)        2,981,625
Salomon Smith Barney
   09-04-01                        3.65            6,500,000           6,497,364
Southern Company Funding
   09-06-01                        3.65           10,100,000(h)       10,093,856
   09-11-01                        3.75            2,200,000(h)        2,197,472
Total                                                                 39,844,592

Total short-term securities
(Cost: $154,857,746)                                                $154,831,573

Total investments in securities
(Cost: $2,100,050,755)(j)                                         $1,850,907,997

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2001, the value of foreign securities represented 5.32% of net assets.
(d) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Aug. 31, 2001, the amount of capital committed to the LLC or LP for future investment was $5,700,000.
(e) Security is partially or fully on loan. See Note 5 to the financial statements.

--------------------------------------------------------------------------------
132   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

(f)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                Acquisition                 Cost
                                                dates
     Adaytum Software
       Series E                              09-15-01               $ 3,999,996
       Series F                         09-15-00 to 5-11-01             335,476
       Warrants                              05-10-01                        --
     Agiliti
       Cv Series C                           11-14-00                 5,550,000
     Aurgin Systems
       2.46%                                 12-16-99                 6,002,400
     Avasta
       Series B                              11-09-00                 5,573,492
     Avasta E-Services                       11-08-00                         1
     BlueStream Ventures LP                  06-28-00                 9,500,000
     Calient Network                         12-06-00                14,999,996
     Covia Technologies
       Series E                              08-16-00                 3,999,947
     Dia Dexus
       Cv Series C                           04-03-00                 8,633,337
     Equinix
       Cv                                    02-26-01                 4,000,000
     Evoice
       Cv Series D                           11-27-00                 3,720,000
       Cv Series DD                          05-07-01                   179,804
     Fibrogen
       Cv Series E                           05-17-00                 7,000,000
     Marketsoft
       Cv                                    12-11-00                 3,720,000
     Mars
       12% 2002                              08-24-01                   550,000
       Cv Series D                           06-16-00                 5,500,001
       Series G                              12-01-00                 7,000,000
     Nobex
       2.50%                                 05-04-99                 7,000,000
     Paxonet Communications                  04-04-01                 2,599,998
     Portera
       Series G                              11-10-00                 5,415,004
     SignalSoft                        12-15-99 to 02-27-01           6,999,997
     Therox
       Series H                              09-05-00                 4,239,268
     Vcommerce
       Cv Series C                           07-21-00                 4,119,999
     Xbox
       Cv Series B                           06-01-00                 3,300,002

(g) At Aug. 31, 2001, securities valued at $1,874,000 were held to cover open call options written as follows (see Note 8 to the financial statements):

     Issuer             Contracts      Exercise       Expiration        Value(a)
                                         price           date
     AdvancePCS            250            $75         Sept. 2001        $81,250

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i)  Negligible market value.
(j) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $2,108,685,245 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  83,218,869
     Unrealized depreciation                                       (340,996,117)
                                                                   ------------
     Net unrealized depreciation                                  $(257,777,248)
                                                                  -------------

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133   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

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Portfolio Funds                       AMERICAN                  U.S. POSTAGE
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S-6466 U (10/01)